  As filed with the Securities and Exchange Commission on December 29, 2000.
                                                            File No. 333-69429
                                                                     811-07622

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                 [ ]
                                     ------
         Post-Effective Amendment No.   7                            [X]
                                      ------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.   82                                          [X]
                       ------

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO
                           (Exact Name of Registrant)

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                                 P.O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                                  Hartford Life
                                 P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

 It is proposed that this filing will become effective:

      ___ immediately upon filing pursuant to paragraph (b) of Rule 485 _X_ on January 15, 2001 pursuant to paragraph (b) of Rule 485
      ___  60 days after filing pursuant to paragraph (a)(1) of Rule 485
      ___  on __________, 2001 pursuant to paragraph (a)(1) of Rule 485
      ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 24f-2(a) under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

PUTNAM HARTFORD CAPITAL MANAGER
PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE: 1-800-521-0538                                   [Hartford Life Logo]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Series VI of Putnam Hartford Capital Manager variable annuity. Please read it carefully.

Putnam Hartford Capital Manager variable annuity is a contract between you and Hartford Life and Annuity Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- PUTNAM AMERICAN GOVERNMENT INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT American Government Income Fund of Putnam Variable Trust

- PUTNAM ASIA PACIFIC GROWTH SUB-ACCOUNT which purchases Class IA shares of Putnam VT Asia Pacific Growth Fund of Putnam Variable Trust

- PUTNAM CAPITAL APPRECIATION SUB-ACCOUNT which purchases Class IA shares of Putnam VT Capital Appreciation Fund of Putnam Variable Trust

- PUTNAM DIVERSIFIED INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Diversified Income Fund of Putnam Variable Trust

- PUTNAM THE GEORGE PUTNAM FUND OF BOSTON SUB-ACCOUNT which purchases Class IA shares of Putnam VT The George Putnam Fund of Boston of Putnam Variable Trust

- PUTNAM GLOBAL ASSET ALLOCATION SUB-ACCOUNT which purchases Class IA shares of Putnam VT Global Asset Allocation Fund of Putnam Variable Trust

- PUTNAM GLOBAL GROWTH SUB-ACCOUNT which purchases Class IA shares of Putnam VT Global Growth Fund of Putnam Variable Trust

- PUTNAM GROWTH AND INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Growth and Income Fund of Putnam Variable Trust

- PUTNAM GROWTH OPPORTUNITIES SUB-ACCOUNT which purchases Class IA shares of Putnam VT Growth Opportunities Fund of Putnam Variable Trust

- PUTNAM HEALTH SCIENCES SUB-ACCOUNT which purchases Class IA shares of Putnam VT Health Sciences Fund of Putnam Variable Trust

- PUTNAM HIGH YIELD SUB-ACCOUNT which purchases Class IA shares of Putnam VT High Yield Fund of Putnam Variable Trust

- PUTNAM INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Income Fund of Putnam Variable Trust

- PUTNAM INTERNATIONAL GROWTH SUB-ACCOUNT which purchases Class IA shares of Putnam VT International Growth Fund of Putnam Variable Trust

- PUTNAM INTERNATIONAL GROWTH AND INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT International Growth and Income Fund of Putnam Variable Trust

- PUTNAM INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT which purchases Class IA shares of Putnam VT International New Opportunities Fund of Putnam Variable Trust

- PUTNAM INVESTORS SUB-ACCOUNT which purchases Class IA shares of Putnam VT Investors Fund of Putnam Variable Trust

- PUTNAM MONEY MARKET SUB-ACCOUNT which purchases Class IA shares of Putnam VT Money Market Fund of Putnam Variable Trust

- PUTNAM NEW OPPORTUNITIES SUB-ACCOUNT which purchases Class IA shares of Putnam VT New Opportunities Fund of Putnam Variable Trust

- PUTNAM NEW VALUE SUB-ACCOUNT which purchases Class IA shares of Putnam VT New Value Fund of Putnam Variable Trust

- PUTNAM OTC & EMERGING GROWTH SUB-ACCOUNT which purchases Class IA shares of Putnam VT OTC & Emerging Growth Fund of Putnam Variable Trust

- PUTNAM RESEARCH SUB-ACCOUNT which purchases Class IA shares of Putnam VT Research Fund of the Putnam Variable Trust

- PUTNAM SMALL CAP VALUE SUB-ACCOUNT which purchases Class IA shares of Putnam VT Small Cap Value Fund of Putnam Variable Trust

- PUTNAM TECHNOLOGY SUB-ACCOUNT which purchases Class IA shares of Putnam VT Technology Fund of Putnam Variable Trust

- PUTNAM UTILITIES GROWTH AND INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Utilities Growth and Income Fund of Putnam Variable Trust

- PUTNAM VISTA SUB-ACCOUNT which purchases Class IA shares of Putnam VT Vista Fund of Putnam Variable Trust

- PUTNAM VOYAGER SUB-ACCOUNT which purchases Class IA shares of Putnam VT Voyager Fund of Putnam Variable Trust

- PUTNAM VOYAGER FUND II SUB-ACCOUNT which purchases Class IA shares of Putnam VT Voyager Fund II of Putnam Variable Trust

You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-521-0538 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).

This Contract IS NOT:

-  A bank deposit or obligation

-  Federally insured

-  Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
--------------------------------------------------------------------------------
PROSPECTUS DATED: JANUARY 15, 2001
STATEMENT OF ADDITIONAL INFORMATION DATED: JANUARY 15, 2001

                                                                               3
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                   4
--------------------------------------------------------------------------------
FEE TABLE                                                                     6
--------------------------------------------------------------------------------
HIGHLIGHTS                                                                   15
--------------------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                                 16
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  Hartford Life and Annuity Insurance Company                                16
--------------------------------------------------------------------------------
  The Separate Account                                                       17
--------------------------------------------------------------------------------
  The Funds                                                                  17
--------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                              19
--------------------------------------------------------------------------------
FIXED ACCUMULATION FEATURE                                                   19
--------------------------------------------------------------------------------
THE CONTRACT                                                                 20
--------------------------------------------------------------------------------
  Purchases and Contract Value                                               20
--------------------------------------------------------------------------------
  Charges and Fees                                                           22
--------------------------------------------------------------------------------
  Death Benefit                                                              24
--------------------------------------------------------------------------------
  Surrenders                                                                 27
--------------------------------------------------------------------------------
ANNUITY PAYOUTS                                                              29
--------------------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                                     31
--------------------------------------------------------------------------------
OTHER INFORMATION                                                            32
--------------------------------------------------------------------------------
  Legal Matters and Experts                                                  32
--------------------------------------------------------------------------------
  More Information                                                           32
--------------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                                   33
--------------------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                     37
--------------------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS           38
--------------------------------------------------------------------------------
APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES                           41
--------------------------------------------------------------------------------

4
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals will receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value.

GENERAL ACCOUNT: The General Account includes our company assets and any money you have invested in the Fixed Accumulation Feature.

HARTFORD, WE OR OUR: HARTFORD LIFE AND ANNUITY INSURANCE COMPANY. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

                                                                               5
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Annuity.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                                   FEE TABLE


CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage
  of Premium Payments)                               None
---------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage
  of Premium Payments) (1)
---------------------------------------------------------
    First Year (2)                                      7%
---------------------------------------------------------
    Second Year                                         6%
---------------------------------------------------------
    Third Year                                          6%
---------------------------------------------------------
    Fourth Year                                         5%
---------------------------------------------------------
    Fifth Year                                          4%
---------------------------------------------------------
    Sixth Year                                          3%
---------------------------------------------------------
    Seventh Year                                        2%
---------------------------------------------------------
    Eighth Year                                         0%
---------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                            $30
---------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage
  of average daily Sub-Account Value)
---------------------------------------------------------
    Mortality and Expense Risk Charge                1.25%
---------------------------------------------------------
    Administrative Charge                            0.15%
---------------------------------------------------------
    Total Separate Account Annual Expenses           1.40%
---------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Optional Death Benefit Charge                    0.15%
---------------------------------------------------------
    Earnings Protection Benefit Charge               0.20%
---------------------------------------------------------
    Total Separate Account Annual Expenses with
     all optional charges                            1.75%
---------------------------------------------------------


(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

The purpose of the Fee Table and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Examples reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply. The Examples assume that any fee waivers or expense reimbursements for the underlying Funds will continue for the period shown in the Examples.

The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The Annual Maintenance Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. We do this by approximating an "average" 0.06% annual charge.

                                                                               7
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                         Annual Fund Operating Expenses

                           As of the Fund's Year End
                        (As a percentage of net assets)


                                                                        TOTAL FUND
                                                                         OPERATING
                                                          OTHER          EXPENSES
                                     MANAGEMENT FEES     EXPENSES      INCLUDING ANY
                                      INCLUDING ANY   INCLUDING ANY   WAIVERS AND ANY
                                         WAIVERS      REIMBURSEMENTS  REIMBURSEMENTS
-------------------------------------------------------------------------------------
Putnam VT American Government
  Income Fund (1)(2)                      0.41%            0.49%            0.90%
-------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund        0.80%            0.33%            1.13%
-------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund
  (1)                                     0.65%            0.27%            0.92%
-------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund         0.68%            0.10%            0.78%
-------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of
  Boston                                  0.65%            0.18%            0.83%
-------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation
  Fund                                    0.65%            0.12%            0.77%
-------------------------------------------------------------------------------------
Putnam VT Global Growth Fund              0.61%            0.12%            0.73%
-------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund          0.46%            0.04%            0.50%
-------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund
  (1)                                     0.70%            0.20%            0.90%
-------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund            0.70%            0.13%            0.83%
-------------------------------------------------------------------------------------
Putnam VT High Yield Fund                 0.65%            0.07%            0.72%
-------------------------------------------------------------------------------------
Putnam VT Income Fund                     0.60%            0.07%            0.67%
-------------------------------------------------------------------------------------
Putnam VT International Growth Fund       0.80%            0.22%            1.02%
-------------------------------------------------------------------------------------
Putnam VT International Growth and
  Income Fund                             0.80%            0.18%            0.98%
-------------------------------------------------------------------------------------
Putnam VT International New
  Opportunities Fund                      1.08%            0.33%            1.41%
-------------------------------------------------------------------------------------
Putnam VT Investors Fund                  0.63%            0.08%            0.71%
-------------------------------------------------------------------------------------
Putnam VT Money Market Fund               0.41%            0.08%            0.49%
-------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund          0.54%            0.05%            0.59%
-------------------------------------------------------------------------------------
Putnam VT New Value Fund                  0.70%            0.10%            0.80%
-------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth
  Fund (2)                                0.53%            0.37%            0.90%
-------------------------------------------------------------------------------------
Putnam VT Research Fund (2)               0.54%            0.31%            0.85%
-------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund (3)        0.53%            0.76%            1.29%
-------------------------------------------------------------------------------------
Putnam VT Technology Fund (1)             1.00%            0.19%            1.19%
-------------------------------------------------------------------------------------
Putnam VT Utilities Growth and
  Income Fund                             0.65%            0.06%            0.71%
-------------------------------------------------------------------------------------
Putnam VT Vista Fund                      0.65%            0.10%            0.75%
-------------------------------------------------------------------------------------
Putnam VT Voyager Fund                    0.53%            0.04%            0.57%
-------------------------------------------------------------------------------------
Putnam VT Voyager Fund II (1)             0.70%            0.30%            1.00%
-------------------------------------------------------------------------------------



(1) Putnam VT American Government Income Fund and Putnam VT Growth Opportunities Fund commenced operations on January 31, 2000, Putnam VT Technology Fund commenced operations on June 14, 2000, and Putnam VT Capital Appreciation Fund and Putnam VT Voyager Fund II commenced operations on November 1, 2000; therefore, the Management Fees, Other Expenses and Total Annual Fund Operating Expenses are based on estimates for the Funds' first full fiscal year.

8
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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(2) Total Annual Fund Operating Expenses for Putnam VT American Government Income Fund, Putnam VT OTC & Emerging Growth Fund and Putnam VT Research Fund reflect voluntary reductions and reimbursements through at least December 31, 2000. Absent voluntary reductions and reimbursements, Total Annual Fund Operating Expenses would have been as follows:

                                                                       TOTAL ANNUAL
                                                                      FUND OPERATING
                                     MANAGEMENT FEES  OTHER EXPENSES     EXPENSES
------------------------------------------------------------------------------------
Putnam VT American Government
  Income Fund                             0.65%            0.49%           1.14%
------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth
  Fund                                    0.70%            0.37%           1.07%
------------------------------------------------------------------------------------
Putnam VT Research Fund                   0.65%            0.31%           0.96%
------------------------------------------------------------------------------------

(3) Putnam VT Small Cap Value Fund commenced operations on April 30, 1999. Expenses for Putnam VT Small Cap Value Fund are estimates for the Fund's fiscal year ending December 31, 2000.

                                                                               9
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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EXAMPLES



YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.



                      If you Surrender your Contract: If you annuitize your Contract: If you do not Surrender your Contract:
 SUB-ACCOUNT          1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS  1 YEAR   3 YEARS   5 YEARS   10 YEARS
 ----------------------------------------------------------------------------------------------------------------------------
 PUTNAM AMERICAN
   GOVERNMENT INCOME
 ----------------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits          $85    $130    $167     $272    $24    $ 74    $127     $271     $24      $ 74      $127       $272
 ----------------------------------------------------------------------------------------------------------------------------
   With Optional
     Death Benefit     $87    $134    $174     $287    $25    $ 78    $134     $287     $26      $ 79      $135       $287
 ----------------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit           $87    $136    $177     $292    $26    $ 80    $137     $292     $26      $ 81      $138       $292
 ----------------------------------------------------------------------------------------------------------------------------
   With both optional
     benefits          $89    $140    $184     $307    $27    $ 85    $145     $307     $28      $ 85      $145       $307
 ----------------------------------------------------------------------------------------------------------------------------
 PUTNAM ASIA PACIFIC
   GROWTH
 ----------------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits          $87    $137    $178     $295    $26    $ 81    $138     $295     $27      $ 82      $139       $295
 ----------------------------------------------------------------------------------------------------------------------------
   With Optional
     Death Benefit     $89    $141    $185     $310    $27    $ 85    $146     $309     $28      $ 86      $147       $310
 ----------------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit           $89    $143    $188     $315    $28    $ 87    $149     $314     $29      $ 88      $149       $315
 ----------------------------------------------------------------------------------------------------------------------------
   With both optional
     benefits          $91    $147    $195     $330    $30    $ 92    $156     $329     $30      $ 92      $157       $330
 ----------------------------------------------------------------------------------------------------------------------------
 PUTNAM CAPITAL
   APPRECIATION
 ----------------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits          $85    $131    $168     $274    $24    $ 74    $128     $273     $24      $ 75      $128       $274
 ----------------------------------------------------------------------------------------------------------------------------
   With Optional
     Death Benefit     $87    $135    $175     $289    $25    $ 79    $135     $289     $26      $ 80      $136       $289
 ----------------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit           $87    $136    $178     $294    $26    $ 81    $138     $294     $26      $ 81      $139       $294
 ----------------------------------------------------------------------------------------------------------------------------
   With both optional
     benefits          $89    $141    $185     $309    $27    $ 85    $146     $308     $28      $ 86      $146       $309
 ----------------------------------------------------------------------------------------------------------------------------
 PUTNAM DIVERSIFIED
   INCOME
 ----------------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits          $84    $126    $161     $260    $22    $ 70    $120     $259     $23      $ 71      $121       $260
 ----------------------------------------------------------------------------------------------------------------------------
   With Optional
     Death Benefit     $85    $131    $168     $275    $24    $ 75    $128     $274     $24      $ 75      $129       $275
 ----------------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit           $86    $132    $171     $280    $24    $ 76    $131     $279     $25      $ 77      $131       $280
 ----------------------------------------------------------------------------------------------------------------------------
   With both optional
     benefits          $87    $137    $178     $295    $26    $ 81    $138     $295     $27      $ 82      $139       $295
 ----------------------------------------------------------------------------------------------------------------------------
 PUTNAM THE GEORGE
   PUTNAM FUND OF
   BOSTON
 ----------------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits          $84    $128    $163     $265    $23    $ 72    $123     $264     $23      $ 72      $124       $265
 ----------------------------------------------------------------------------------------------------------------------------
   With Optional
     Death Benefit     $86    $132    $171     $280    $24    $ 76    $131     $279     $25      $ 77      $131       $280
 ----------------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit           $86    $134    $173     $285    $25    $ 78    $133     $284     $26      $ 78      $134       $285
 ----------------------------------------------------------------------------------------------------------------------------
   With both optional
     benefits          $88    $138    $180     $300    $26    $ 82    $141     $300     $27      $ 83      $142       $300
 ----------------------------------------------------------------------------------------------------------------------------
 PUTNAM GLOBAL ASSET
   ALLOCATION
 ----------------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits          $84    $126    $160     $259    $22    $ 70    $120     $258     $23      $ 70      $121       $259
 ----------------------------------------------------------------------------------------------------------------------------
   With Optional
     Death Benefit     $85    $131    $168     $274    $24    $ 74    $128     $273     $24      $ 75      $128       $274
 ----------------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit           $86    $132    $170     $279    $24    $ 76    $130     $278     $25      $ 77      $131       $279
 ----------------------------------------------------------------------------------------------------------------------------
   With both optional
     benefits          $87    $136    $178     $294    $26    $ 81    $138     $294     $26      $ 81      $139       $294
 ----------------------------------------------------------------------------------------------------------------------------
 PUTNAM GLOBAL GROWTH
 ----------------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits          $83    $125    $158     $254    $22    $ 69    $118     $254     $22      $ 69      $119       $254
 ----------------------------------------------------------------------------------------------------------------------------
   With Optional
     Death Benefit     $85    $129    $166     $270    $23    $ 73    $126     $269     $24      $ 74      $126       $270
 ----------------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit           $85    $131    $168     $275    $24    $ 75    $128     $274     $24      $ 75      $129       $275
 ----------------------------------------------------------------------------------------------------------------------------
   With both optional
     benefits          $87    $135    $176     $290    $25    $ 79    $136     $290     $26      $ 80      $137       $290
 ----------------------------------------------------------------------------------------------------------------------------
 PUTNAM GROWTH AND
   INCOME
 ----------------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits          $81    $118    $147     $230    $19    $ 61    $106     $229     $20      $ 62      $107       $230
 ----------------------------------------------------------------------------------------------------------------------------
   With Optional
     Death Benefit     $83    $123    $154     $246    $21    $ 66    $114     $245     $22      $ 67      $114       $246
 ----------------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit           $83    $124    $157     $251    $22    $ 68    $116     $251     $22      $ 68      $117       $251
 ----------------------------------------------------------------------------------------------------------------------------
   With both optional
     benefits          $85    $128    $164     $267    $23    $ 72    $124     $266     $24      $ 73      $125       $267
 ----------------------------------------------------------------------------------------------------------------------------
 PUTNAM GROWTH
   OPPORTUNITIES
 ----------------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits          $85    $130    $167     $272    $24    $ 74    $127     $271     $24      $ 74      $127       $272
 ----------------------------------------------------------------------------------------------------------------------------
   With Optional
     Death Benefit     $87    $134    $174     $287    $25    $ 78    $134     $287     $26      $ 79      $135       $287
 ----------------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit           $87    $136    $177     $292    $26    $ 80    $137     $292     $26      $ 81      $138       $292
 ----------------------------------------------------------------------------------------------------------------------------
   With both optional
     benefits          $89    $140    $184     $307    $27    $ 85    $145     $307     $28      $ 85      $145       $307
 ----------------------------------------------------------------------------------------------------------------------------

10
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                      If you Surrender your Contract: If you annuitize your Contract: If you do not Surrender your Contract:
 SUB-ACCOUNT          1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS  1 YEAR   3 YEARS   5 YEARS   10 YEARS
 ----------------------------------------------------------------------------------------------------------------------------
 PUTNAM HEALTH
   SCIENCES
 ----------------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits          $84    $128    $163     $265    $23    $ 72    $123     $264     $23      $ 72      $124       $265
 ----------------------------------------------------------------------------------------------------------------------------
   With Optional
     Death Benefit     $86    $132    $171     $280    $24    $ 76    $131     $279     $25      $ 77      $131       $280
 ----------------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit           $86    $134    $173     $285    $25    $ 78    $133     $284     $26      $ 78      $134       $285
 ----------------------------------------------------------------------------------------------------------------------------
   With both optional
     benefits          $88    $138    $180     $300    $26    $ 82    $141     $300     $27      $ 83      $142       $300
 ----------------------------------------------------------------------------------------------------------------------------
 PUTNAM HIGH YIELD
 ----------------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits          $83    $125    $158     $253    $22    $ 68    $117     $253     $22      $ 69      $118       $253
 ----------------------------------------------------------------------------------------------------------------------------
   With Optional
     Death Benefit     $85    $129    $165     $269    $23    $ 73    $125     $268     $24      $ 74      $126       $269
 ----------------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit           $85    $131    $168     $274    $24    $ 74    $128     $273     $24      $ 75      $128       $274
 ----------------------------------------------------------------------------------------------------------------------------
   With both optional
     benefits          $87    $135    $175     $289    $25    $ 79    $135     $289     $26      $ 80      $136       $289
 ----------------------------------------------------------------------------------------------------------------------------
 PUTNAM INCOME
 ----------------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits          $83    $123    $155     $248    $21    $ 67    $115     $247     $22      $ 67      $115       $248
 ----------------------------------------------------------------------------------------------------------------------------
   With Optional
     Death Benefit     $84    $128    $163     $264    $23    $ 71    $123     $263     $23      $ 72      $123       $264
 ----------------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit           $85    $129    $165     $269    $23    $ 73    $125     $268     $24      $ 74      $126       $269
 ----------------------------------------------------------------------------------------------------------------------------
   With both optional
     benefits          $86    $133    $173     $284    $25    $ 78    $133     $283     $25      $ 78      $134       $284
 ----------------------------------------------------------------------------------------------------------------------------
 PUTNAM INTERNATIONAL
   GROWTH
 ----------------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits          $86    $133    $173     $284    $25    $ 78    $133     $283     $25      $ 78      $134       $284
 ----------------------------------------------------------------------------------------------------------------------------
   With Optional
     Death Benefit     $88    $138    $180     $299    $26    $ 82    $140     $299     $27      $ 83      $141       $299
 ----------------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit           $88    $139    $182     $304    $27    $ 84    $143     $304     $27      $ 84      $144       $304
 ----------------------------------------------------------------------------------------------------------------------------
   With both optional
     benefits          $90    $144    $190     $319    $28    $ 88    $151     $318     $29      $ 89      $151       $319
 ----------------------------------------------------------------------------------------------------------------------------
 PUTNAM INTERNATIONAL
   GROWTH AND INCOME
 ----------------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits          $86    $132    $171     $280    $24    $ 76    $131     $279     $25      $ 77      $131       $280
 ----------------------------------------------------------------------------------------------------------------------------
   With Optional
     Death Benefit     $87    $137    $178     $295    $26    $ 81    $138     $295     $27      $ 82      $139       $295
 ----------------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit           $88    $138    $180     $300    $26    $ 82    $141     $300     $27      $ 83      $142       $300
 ----------------------------------------------------------------------------------------------------------------------------
   With both optional
     benefits          $89    $143    $188     $315    $28    $ 87    $149     $314     $29      $ 88      $149       $315
 ----------------------------------------------------------------------------------------------------------------------------
 PUTNAM INTERNATIONAL
   NEW OPPORTUNITIES
 ----------------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits          $90    $145    $192     $323    $29    $ 89    $153     $322     $29      $ 90      $153       $323
 ----------------------------------------------------------------------------------------------------------------------------
   With Optional
     Death Benefit     $92    $149    $199     $337    $30    $ 94    $160     $337     $31      $ 95      $161       $337
 ----------------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit           $92    $151    $201     $342    $31    $ 96    $163     $342     $31      $ 96      $163       $342
 ----------------------------------------------------------------------------------------------------------------------------
   With both optional
     benefits          $94    $155    $208     $356    $32    $100    $170     $356     $33      $101      $171       $356
 ----------------------------------------------------------------------------------------------------------------------------
 PUTNAM INVESTORS
 ----------------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits          $83    $124    $157     $252    $22    $ 68    $117     $252     $22      $ 69      $118       $252
 ----------------------------------------------------------------------------------------------------------------------------
   With Optional
     Death Benefit     $85    $129    $165     $268    $23    $ 73    $125     $267     $24      $ 73      $125       $268
 ----------------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit           $85    $130    $167     $273    $24    $ 74    $127     $272     $24      $ 75      $128       $273
 ----------------------------------------------------------------------------------------------------------------------------
   With both optional
     benefits          $87    $135    $175     $288    $25    $ 79    $135     $288     $26      $ 79      $136       $288
 ----------------------------------------------------------------------------------------------------------------------------
 PUTNAM MONEY MARKET
 ----------------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits          $81    $118    $146     $229    $19    $ 61    $105     $228     $20      $ 62      $106       $229
 ----------------------------------------------------------------------------------------------------------------------------
   With Optional
     Death Benefit     $82    $122    $154     $245    $21    $ 66    $113     $244     $22      $ 66      $114       $245
 ----------------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit           $83    $124    $156     $250    $21    $ 67    $116     $249     $22      $ 68      $117       $250
 ----------------------------------------------------------------------------------------------------------------------------
   With both optional
     benefits          $84    $128    $164     $266    $23    $ 72    $124     $265     $24      $ 73      $124       $266
 ----------------------------------------------------------------------------------------------------------------------------
 PUTNAM NEW
   OPPORTUNITIES
 ----------------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits          $82    $121    $151     $240    $20    $ 64    $111     $239     $21      $ 65      $111       $240
 ----------------------------------------------------------------------------------------------------------------------------
   With Optional
     Death Benefit     $83    $125    $159     $255    $22    $ 69    $118     $255     $23      $ 70      $119       $255
 ----------------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit           $84    $127    $161     $261    $22    $ 70    $121     $260     $23      $ 71      $122       $261
 ----------------------------------------------------------------------------------------------------------------------------
   With both optional
     benefits          $86    $131    $169     $276    $24    $ 75    $129     $275     $25      $ 76      $129       $276
 ----------------------------------------------------------------------------------------------------------------------------

                                                                              11
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                      If you Surrender your Contract: If you annuitize your Contract: If you do not Surrender your Contract:
 SUB-ACCOUNT          1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS  1 YEAR   3 YEARS   5 YEARS   10 YEARS
 ----------------------------------------------------------------------------------------------------------------------------
 PUTNAM NEW VALUE
 ----------------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits          $84    $127    $162     $262    $23    $ 71    $122     $261     $23      $ 71      $122       $262
 ----------------------------------------------------------------------------------------------------------------------------
   With Optional
     Death Benefit     $86    $131    $169     $277    $24    $ 75    $129     $276     $25      $ 76      $130       $277
 ----------------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit           $86    $133    $172     $282    $25    $ 77    $132     $281     $25      $ 78      $132       $282
 ----------------------------------------------------------------------------------------------------------------------------
   With both optional
     benefits          $88    $137    $179     $297    $26    $ 81    $139     $297     $27      $ 82      $140       $297
 ----------------------------------------------------------------------------------------------------------------------------
 PUTNAM OTC &
   EMERGING GROWTH
 ----------------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits          $85    $130    $167     $273    $24    $ 74    $127     $272     $24      $ 75      $128       $273
 ----------------------------------------------------------------------------------------------------------------------------
   With Optional
     Death Benefit     $87    $135    $175     $288    $25    $ 79    $135     $288     $26      $ 79      $136       $288
 ----------------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit           $87    $136    $177     $293    $26    $ 80    $137     $293     $26      $ 81      $138       $293
 ----------------------------------------------------------------------------------------------------------------------------
   With both optional
     benefits          $89    $141    $184     $308    $27    $ 85    $145     $308     $28      $ 86      $146       $308
 ----------------------------------------------------------------------------------------------------------------------------
 PUTNAM RESEARCH
 ----------------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits          $85    $128    $164     $267    $23    $ 72    $124     $266     $24      $ 73      $125       $267
 ----------------------------------------------------------------------------------------------------------------------------
   With Optional
     Death Benefit     $86    $133    $172     $282    $25    $ 77    $132     $281     $25      $ 78      $132       $282
 ----------------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit           $87    $134    $174     $287    $25    $ 78    $134     $287     $26      $ 79      $135       $287
 ----------------------------------------------------------------------------------------------------------------------------
   With both optional
     benefits          $88    $139    $181     $302    $27    $ 83    $142     $302     $27      $ 84      $143       $302
 ----------------------------------------------------------------------------------------------------------------------------
 PUTNAM SMALL CAP
   VALUE
 ----------------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits          $89    $141    $186     $311    $28    $ 86    $147     $310     $28      $ 86      $147       $311
 ----------------------------------------------------------------------------------------------------------------------------
   With Optional
     Death Benefit     $91    $146    $193     $326    $29    $ 90    $154     $325     $30      $ 91      $155       $326
 ----------------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit           $91    $147    $196     $331    $30    $ 92    $157     $330     $30      $ 93      $157       $331
 ----------------------------------------------------------------------------------------------------------------------------
   With both optional
     benefits          $93    $152    $203     $345    $31    $ 96    $164     $344     $32      $ 97      $165       $345
 ----------------------------------------------------------------------------------------------------------------------------
 PUTNAM TECHNOLOGY
   FUND
 ----------------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits          $88    $138    $181     $301    $27    $ 83    $141     $301     $27      $ 83      $142       $301
 ----------------------------------------------------------------------------------------------------------------------------
   With Optional
     Death Benefit     $90    $143    $188     $316    $28    $ 87    $149     $315     $29      $ 88      $150       $316
 ----------------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit           $90    $144    $191     $321    $29    $ 89    $152     $320     $29      $ 89      $152       $321
 ----------------------------------------------------------------------------------------------------------------------------
   With both optional
     benefits          $92    $149    $198     $336    $30    $ 93    $159     $335     $31      $ 94      $160       $336
 ----------------------------------------------------------------------------------------------------------------------------
 PUTNAM UTILITIES
   GROWTH AND INCOME
 ----------------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits          $83    $124    $157     $252    $22    $ 68    $117     $252     $22      $ 69      $118       $252
 ----------------------------------------------------------------------------------------------------------------------------
   With Optional
     Death Benefit     $85    $129    $165     $268    $23    $ 73    $125     $267     $24      $ 73      $125       $268
 ----------------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit           $85    $130    $167     $273    $24    $ 74    $127     $272     $24      $ 75      $128       $273
 ----------------------------------------------------------------------------------------------------------------------------
   With both optional
     benefits          $87    $135    $175     $288    $25    $ 79    $135     $288     $26      $ 79      $136       $288
 ----------------------------------------------------------------------------------------------------------------------------
 PUTNAM VISTA
 ----------------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits          $84    $126    $159     $257    $22    $ 69    $119     $256     $23      $ 70      $120       $257
 ----------------------------------------------------------------------------------------------------------------------------
   With Optional
     Death Benefit     $85    $130    $167     $272    $24    $ 74    $127     $271     $24      $ 74      $127       $272
 ----------------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit           $86    $131    $169     $277    $24    $ 75    $129     $276     $25      $ 76      $130       $277
 ----------------------------------------------------------------------------------------------------------------------------
   With both optional
     benefits          $87    $136    $177     $292    $26    $ 80    $137     $292     $26      $ 81      $138       $292
 ----------------------------------------------------------------------------------------------------------------------------
 PUTNAM VOYAGER
 ----------------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits          $82    $120    $150     $238    $20    $ 64    $110     $237     $21      $ 64      $110       $238
 ----------------------------------------------------------------------------------------------------------------------------
   With Optional
     Death Benefit     $83    $125    $158     $253    $22    $ 68    $117     $253     $22      $ 69      $118       $253
 ----------------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit           $84    $126    $160     $259    $22    $ 70    $120     $258     $23      $ 70      $121       $259
 ----------------------------------------------------------------------------------------------------------------------------
   With both optional
     benefits          $85    $131    $168     $274    $24    $ 74    $128     $273     $24      $ 75      $128       $274
 ----------------------------------------------------------------------------------------------------------------------------
 PUTNAM VOYAGER FUND
   II
 ----------------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits          $86    $133    $172     $282    $25    $ 77    $132     $281     $25      $ 78      $132       $282
 ----------------------------------------------------------------------------------------------------------------------------
   With Optional
     Death Benefit     $88    $137    $179     $297    $26    $ 81    $139     $297     $27      $ 82      $140       $297
 ----------------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit           $88    $139    $181     $302    $27    $ 83    $142     $302     $27      $ 84      $143       $302
 ----------------------------------------------------------------------------------------------------------------------------
   With both optional
     benefits          $90    $143    $189     $317    $28    $ 88    $150     $316     $29      $ 88      $150       $317
 ----------------------------------------------------------------------------------------------------------------------------

12
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)


The following audited information from the financial statements of the Separate Account for the year ended December 31, 1999 has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. The unaudited information, which reflects the deduction for the Optional Death Benefit, has been derived from the audited financial statements of the Separate Account. No information is shown for the Putnam Technology Sub-Account, Putnam American Government Income Sub-Account, the Putnam Capital Appreciation Sub-Account, the Putnam Voyager Fund II Sub-Account and the Putnam Growth Sub-Account Opportunities Sub-Account because, as of December 31, 1999, the Sub-Accounts had not yet commenced operations. No information is shown for the Earnings Protection Benefit because as of December 31, 1999, the Earnings Protection Benefit was not available.



                                                   YEAR ENDED
                                                DECEMBER 31, 1999
                                                            WITH THE
                                           WITHOUT THE      OPTIONAL
                                          OPTIONAL DEATH  DEATH BENEFIT
                                             BENEFIT       (UNAUDITED)
-----------------------------------------------------------------------
PUTNAM AMERICAN GOVERNMENT INCOME
  SUB-ACCOUNT
Accumulation Unit Value at beginning of
  period                                         N/A             N/A
-----------------------------------------------------------------------
Accumulation Unit Value at end of period         N/A             N/A
-----------------------------------------------------------------------
Number Accumulation Units outstanding at
  end of period (in thousands)                   N/A             N/A
-----------------------------------------------------------------------
PUTNAM ASIA PACIFIC GROWTH SUB-ACCOUNT
  (INCEPTION DATE MAY 1, 1995)
Accumulation Unit Value at beginning of
  period                                     $ 8.552         $ 9.994
-----------------------------------------------------------------------
Accumulation Unit Value at end of period     $17.505         $17.488
-----------------------------------------------------------------------
Number Accumulation Units outstanding at
  end of period (in thousands)                 8,029              22
-----------------------------------------------------------------------
PUTNAM DIVERSIFIED INCOME SUB-ACCOUNT
  (INCEPTION DATE SEPTEMBER 15, 1993)
Accumulation Unit Value at beginning of
  period                                     $12.489         $12.713
-----------------------------------------------------------------------
Accumulation Unit Value at end of period     $12.532         $12.520
-----------------------------------------------------------------------
Number Accumulation Units outstanding at
  end of period (in thousands)                22,092              42
-----------------------------------------------------------------------
PUTNAM THE GEORGE PUTNAM FUND OF BOSTON
  SUB-ACCOUNT (INCEPTION DATE MAY 1,
  1998)
Accumulation Unit Value at beginning of
  period                                     $10.242         $10.984
-----------------------------------------------------------------------
Accumulation Unit Value at end of period     $10.063         $10.053
-----------------------------------------------------------------------
Number Accumulation Units outstanding at
  end of period (in thousands)                14,825             110
-----------------------------------------------------------------------
PUTNAM GLOBAL ASSET ALLOCATION
  SUB-ACCOUNT (INCEPTION DATE FEBRUARY
  1, 1988)
Accumulation Unit Value at beginning of
  period                                     $30.256         $31.376
-----------------------------------------------------------------------
Accumulation Unit Value at end of period     $33.370         $33.337
-----------------------------------------------------------------------
Number Accumulation Units outstanding at
  end of period (in thousands)                15,126               5
-----------------------------------------------------------------------
PUTNAM GLOBAL GROWTH SUB-ACCOUNT
  (INCEPTION DATE MAY 1, 1990)
Accumulation Unit Value at beginning of
  period                                     $24.940         $25.979
-----------------------------------------------------------------------
Accumulation Unit Value at end of period     $40.580         $40.540
-----------------------------------------------------------------------
Number Accumulation Units outstanding at
  end of period (in thousands)                40,918              22
-----------------------------------------------------------------------
PUTNAM GROWTH AND INCOME SUB-ACCOUNT
  (INCEPTION DATE FEBRUARY 1, 1988)
Accumulation Unit Value at beginning of
  period                                     $45.567         $50.800
-----------------------------------------------------------------------
Accumulation Unit Value at end of period     $45.646         $45.601
-----------------------------------------------------------------------
Number Accumulation Units outstanding at
  end of period (in thousands)               100,158             142
-----------------------------------------------------------------------

                                                                              13
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                   YEAR ENDED
                                                DECEMBER 31, 1999
                                                            WITH THE
                                           WITHOUT THE      OPTIONAL
                                          OPTIONAL DEATH  DEATH BENEFIT
                                             BENEFIT       (UNAUDITED)
-----------------------------------------------------------------------
PUTNAM GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value at beginning of
  period                                         N/A             N/A
-----------------------------------------------------------------------
Accumulation Unit Value at end of period         N/A             N/A
-----------------------------------------------------------------------
Number Accumulation Units outstanding at
  end of period (in thousands)                   N/A             N/A
-----------------------------------------------------------------------
PUTNAM HEALTH SCIENCES SUB-ACCOUNT
  (INCEPTION DATE MAY 1, 1998)
Accumulation Unit Value at beginning of
  period                                     $10.849         $ 9.840
-----------------------------------------------------------------------
Accumulation Unit Value at end of period     $10.277         $10.267
-----------------------------------------------------------------------
Number Accumulation Units outstanding at
  end of period (in thousands)                12,308              69
-----------------------------------------------------------------------
PUTNAM HIGH YIELD SUB-ACCOUNT (INCEPTION
  DATE FEBRUARY 1, 1988)
Accumulation Unit Value at beginning of
  period                                     $23.742         $24.985
-----------------------------------------------------------------------
Accumulation Unit Value at end of period     $24.799         $24.774
-----------------------------------------------------------------------
Number Accumulation Units outstanding at
  end of period (in thousands)                20,315              35
-----------------------------------------------------------------------
PUTNAM INCOME SUB-ACCOUNT (INCEPTION
  DATE FEBRUARY 1, 1988)
Accumulation Unit Value at beginning of
  period                                     $21.305         $21.164
-----------------------------------------------------------------------
Accumulation Unit Value at end of period     $20.574         $20.554
-----------------------------------------------------------------------
Number Accumulation Units outstanding at
  end of period (in thousands)                16,827              26
-----------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH SUB-ACCOUNT
  (INCEPTION DATE JANUARY 2, 1997)
Accumulation Unit Value at beginning of
  period                                     $13.403         $14.721
-----------------------------------------------------------------------
Accumulation Unit Value at end of period     $21.164         $21.143
-----------------------------------------------------------------------
Number Accumulation Units outstanding at
  end of period (in thousands)                16,044              71
-----------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH AND INCOME
  SUB-ACCOUNT (INCEPTION DATE JANUARY 2,
  1997)
Accumulation Unit Value at beginning of
  period                                     $12.922         $14.490
-----------------------------------------------------------------------
Accumulation Unit Value at end of period     $15.876         $15.861
-----------------------------------------------------------------------
Number Accumulation Units outstanding at
  end of period (in thousands)                14,449              24
-----------------------------------------------------------------------
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
  SUB-ACCOUNT (INCEPTION DATE JANUARY 2,
  1997)
Accumulation Unit Value at beginning of
  period                                     $11.226         $12.423
-----------------------------------------------------------------------
Accumulation Unit Value at end of period     $22.468         $22.445
-----------------------------------------------------------------------
Number Accumulation Units outstanding at
  end of period (in thousands)                 8,347              16
-----------------------------------------------------------------------
PUTNAM INVESTORS SUB-ACCOUNT (INCEPTION
  DATE MAY 1, 1998)
Accumulation Unit Value at beginning of
  period                                     $11.432         $12.179
-----------------------------------------------------------------------
Accumulation Unit Value at end of period     $14.669         $14.655
-----------------------------------------------------------------------
Number Accumulation Units outstanding at
  end of period (in thousands)                30,741             228
-----------------------------------------------------------------------
PUTNAM MONEY MARKET SUB-ACCOUNT
  (INCEPTION DATE FEBRUARY 1, 1988)
Accumulation Unit Value at beginning of
  period                                     $ 1.538         $ 1.555
-----------------------------------------------------------------------
Accumulation Unit Value at end of period     $ 1.591         $ 1.589
-----------------------------------------------------------------------
Number Accumulation Units outstanding at
  end of period (in thousands)               266,227             377
-----------------------------------------------------------------------
PUTNAM NEW OPPORTUNITIES SUB-ACCOUNT
  (INCEPTION DATE MAY 2, 1994)
Accumulation Unit Value at beginning of
  period                                     $24.805         $26.455
-----------------------------------------------------------------------
Accumulation Unit Value at end of period     $41.424         $41.383
-----------------------------------------------------------------------
Number Accumulation Units outstanding at
  end of period (in thousands)                62,624              59
-----------------------------------------------------------------------

14
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                   YEAR ENDED
                                                DECEMBER 31, 1999
                                                            WITH THE
                                           WITHOUT THE      OPTIONAL
                                          OPTIONAL DEATH  DEATH BENEFIT
                                             BENEFIT       (UNAUDITED)
-----------------------------------------------------------------------
PUTNAM NEW VALUE SUB-ACCOUNT (INCEPTION
  DATE JANUARY 2, 1997)
Accumulation Unit Value at beginning of
  period                                     $12.151         $13.957
-----------------------------------------------------------------------
Accumulation Unit Value at end of period     $12.014         $12.002
-----------------------------------------------------------------------
Number Accumulation Units outstanding at
  end of period (in thousands)                12,278              20
-----------------------------------------------------------------------
PUTNAM OTC & EMERGING GROWTH SUB-ACCOUNT
  (INCEPTION DATE MAY 1, 1998)
Accumulation Unit Value at beginning of
  period                                     $ 9.980         $11.045
-----------------------------------------------------------------------
Accumulation Unit Value at end of period     $22.292         $22.270
-----------------------------------------------------------------------
Number Accumulation Units outstanding at
  end of period (in thousands)                 5,012              45
-----------------------------------------------------------------------
PUTNAM RESEARCH SUB-ACCOUNT (INCEPTION
  DATE OCTOBER 1, 1998)
Accumulation Unit Value at beginning of
  period                                     $12.497         $13.682
-----------------------------------------------------------------------
Accumulation Unit Value at end of period     $15.712         $15.696
-----------------------------------------------------------------------
Number Accumulation Units outstanding at
  end of period (in thousands)                 4,978              65
-----------------------------------------------------------------------
PUTNAM SMALL CAP VALUE SUB-ACCOUNT
  (INCEPTION DATE APRIL 30, 1999)
Accumulation Unit Value at beginning of
  period                                     $10.000         $10.000
-----------------------------------------------------------------------
Accumulation Unit Value at end of period     $10.251         $10.241
-----------------------------------------------------------------------
Number Accumulation Units outstanding at
  end of period (in thousands)                   676               6
-----------------------------------------------------------------------
PUTNAM UTILITIES GROWTH AND INCOME
  SUB-ACCOUNT (INCEPTION DATE MAY 4,
  1992)
Accumulation Unit Value at beginning of
  period                                     $22.826         $22.609
-----------------------------------------------------------------------
Accumulation Unit Value at end of period     $22.360         $22.338
-----------------------------------------------------------------------
Number Accumulation Units outstanding at
  end of period (in thousands)                19,114              18
-----------------------------------------------------------------------
PUTNAM VISTA SUB-ACCOUNT (INCEPTION DATE
  JANUARY 2, 1997)
Accumulation Unit Value at beginning of
  period                                     $14.316         $15.604
-----------------------------------------------------------------------
Accumulation Unit Value at end of period     $21.587         $21.566
-----------------------------------------------------------------------
Number Accumulation Units outstanding at
  end of period (in thousands)                14,524              36
-----------------------------------------------------------------------
PUTNAM VOYAGER SUB-ACCOUNT (INCEPTION
  DATE FEBRUARY 1, 1988)
Accumulation Unit Value at beginning of
  period                                     $55.426         $60.816
-----------------------------------------------------------------------
Accumulation Unit Value at end of period     $86.479         $86.393
-----------------------------------------------------------------------
Number Accumulation Units outstanding at
  end of period (in thousands)                52,779              72
-----------------------------------------------------------------------

                                                                              15
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS ANNUITY?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
      1                        7%
-----------------------------------------
      2                        6%
-----------------------------------------
      3                        6%
-----------------------------------------
      4                        5%
-----------------------------------------
      5                        4%
-----------------------------------------
      6                        3%
-----------------------------------------
      7                        2%
-----------------------------------------
  8 or more                    0%
-----------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X Premium Payments or earnings that have been in your Contract for more than seven years.

X  Distributions made due to death

X  Most payments we made to you as part of your Contract Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE This charge is for insurance. It is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.

- ADMINISTRATIVE CHARGE This charge is for administration. It is subtracted daily and is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

- ANNUAL FUND OPERATING EXPENSES These are charges for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.

- OPTIONAL DEATH BENEFIT CHARGE If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.


- EARNINGS PROTECTION BENEFIT CHARGE If you elect the Earnings Protection Benefit (available starting on January 29, 2001), we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.


CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

The Death Benefit is the greater of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract, or

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- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

You may also elect the Optional Death Benefit at an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

-  Plus any Premium Payments made after the Optional Death Benefit is added;

-  Minus any partial Surrenders after the Optional Death Benefit is added;

-  Compounded daily at an annual interest rate of 5%.


The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. For Contracts issued in Washington, the Optional Death Benefit is not available. Once you elect the Optional Death Benefit, you cannot cancel it.



You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit will be available starting on January 29, 2001. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.



If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greater of:



- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or



- The Maximum Anniversary Value, or



- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.



If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.



Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.



WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?


When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.


You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. Please consult with your Registered Representative. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Automatic Annuity Payouts will be fixed-dollar amount Annuity Payouts, variable-dollar amount Annuity Payouts, or a combination of fixed or variable-dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.


GENERAL CONTRACT INFORMATION
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

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                                       HARTFORD'S RATINGS
                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING            BASIS OF RATING
------------------------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.                            4/1/00        A+   Financial performance
------------------------------------------------------------------------------------------------
 Standard & Poor's                        8/1/00       AA    Insurer financial strength
------------------------------------------------------------------------------------------------
 Fitch                                    5/1/00       AA+   Financial strength
------------------------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on March 1, 1993 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

The Sub-Accounts purchase shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). Putnam Investment Management, Inc. ("Putnam Management") serves as the investment manager for the Funds. Putnam Management is ultimately controlled by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus and Statement of Additional Information, which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

PUTNAM VT AMERICAN GOVERNMENT INCOME FUND -- Seeks high current income with preservation of capital as its secondary objective.

PUTNAM VT ASIA PACIFIC GROWTH FUND -- Seeks capital appreciation.

PUTNAM VT CAPITAL APPRECIATION FUND -- Seeks capital appreciation.

PUTNAM VT DIVERSIFIED INCOME FUND -- Seeks as high a level of current income as Putnam Management believes is consistent with capital preservation. The Fund invests in higher-yielding, lower-rated securities commonly referred to as "junk bonds." See the special considerations for, and risks associated with, investments in these securities described in the Fund prospectus.

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON -- Seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.

PUTNAM VT GLOBAL ASSET ALLOCATION FUND -- Seeks a high level of long-term total return consistent with preservation of capital.

PUTNAM VT GLOBAL GROWTH FUND -- Seeks capital appreciation.

PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income.

PUTNAM VT GROWTH OPPORTUNITIES FUND -- Seeks capital appreciation.

PUTNAM VT HEALTH SCIENCES FUND -- Seeks capital appreciation.

PUTNAM VT HIGH YIELD FUND -- Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income. The Fund invests in higher-yielding, lower-rated securities commonly referred to as "junk bonds." See the special considerations for, and risks associated with, investments in these securities described in the Fund prospectus.

PUTNAM VT INCOME FUND -- Seeks high current income consistent with what Putnam Management believes to be prudent risk.

PUTNAM VT INTERNATIONAL GROWTH FUND -- Seeks capital appreciation.

PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND -- Seeks capital growth. Current income is a secondary objective.

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PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND -- Seeks long term capital appreciation.

PUTNAM VT INVESTORS FUND -- Seeks long-term growth of capital and any increased income that results from this growth.

PUTNAM VT MONEY MARKET FUND -- Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity.

PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation.

PUTNAM VT NEW VALUE FUND -- Seeks long-term capital appreciation.

PUTNAM VT OTC & EMERGING GROWTH FUND -- Seeks capital appreciation.

PUTNAM VT RESEARCH FUND -- Seeks capital appreciation.

PUTNAM VT SMALL CAP VALUE FUND -- Seeks capital appreciation.

PUTNAM VT TECHNOLOGY FUND -- Seeks capital appreciation

PUTNAM VT UTILITIES GROWTH AND INCOME FUND -- Seeks capital growth and current income.

PUTNAM VT VISTA FUND -- Seeks capital appreciation.

PUTNAM VT VOYAGER FUND -- Seeks capital appreciation.

PUTNAM VT VOYAGER FUND II -- Seeks long-term growth of capital.

The Funds are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.

Subject to the general oversight of the Trustees of Putnam Variable Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Funds prospectus for a more complete description of Putnam Management and the respective fees of the Funds.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

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ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

PERFORMANCE RELATED INFORMATION
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The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

The Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE
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IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts.

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 3% per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF 3% PER

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YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

DOLLAR COST AVERAGING PLUS ("DCA") PROGRAMS -- Currently, you may enroll in a special pre-authorized transfer program known as our DCA Plus Program (the "Program"). Under this Program, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into the Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers to any of the Sub-Accounts under either the 6-Month Transfer Program or 12-Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6-months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12-months. This will be accomplished by monthly transfers for the period selected and a final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, you will receive the Fixed Accumulation Feature's current effective interest rate. Any subsequent payments we receive within the Program period selected will be allocated to the Sub-Accounts over the remainder of that Program transfer period.

You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, you will no longer receive the Program interest rate and unless we receive instructions to the contrary, the amounts remaining in the Program may accrue the interest rate currently in effect for the Fixed Accumulation Feature.

We reserve the right to discontinue, modify or amend the Program or any other interest rate program we establish. Any change to the Program will not affect Contract Owners currently enrolled in the Program.

You may only have one DCA program in place at one time.

THE CONTRACT
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PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.


We have filed the Contract with the Earnings Protection Benefit with the Internal Revenue Service for approval for use in an IRA. For more information, please see "Appendix I -- Information Regarding Tax-Qualified Retirement Plans, Individual Retirement Annuities ("IRAs") Under Section 408." Please consult your qualified tax adviser if you are considering adding the Earnings Protection Benefit to your Contract if it is an IRA.


HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $1,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase-Registered Trademark-Program or are part of certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the

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state where the Contract is being purchased or a guardian must act on your behalf.

For Contracts issued in Oregon, premium payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

- The daily mortality and expense risk charge and any other applicable charge such as any Optional Death Benefit charge adjusted for the number of days in the period.

We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- We reserve the right to limit the number of transfers to 12 per Contract Year, with no transfers occurring on consecutive Valuation Days. We also have the right to restrict transfers if we believe that the transfers could have an adverse effect on other Contract Owners. In all states except Florida, Maryland, or Oregon we may:

- Require a minimum time period between each transfer,

- Limit the dollar amount that may be transferred on any one Valuation Day, and

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- Not accept transfer requests from an agent acting under a power of attorney for more than one Contract Owner.

We also have a restriction in place that involves individuals who act under a power of attorney for multiple Contract Owners. If the value of the Contract Owners' Accounts add up to more than $2 million, we will not accept transfer instructions from the power of attorney unless the power of attorney has entered into a Third Party Transfer Services Agreement with us.

Some states may have different restrictions.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait six months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at 1-800-521-0538

- Electronically, when available, by the Internet through our website at www.putnaminv.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed Power of Attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

1. THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

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The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
      1                        7%
-----------------------------------------
      2                        6%
-----------------------------------------
      3                        6%
-----------------------------------------
      4                        5%
-----------------------------------------
      5                        4%
-----------------------------------------
      6                        3%
-----------------------------------------
      7                        2%
-----------------------------------------
  8 or more                    0%
-----------------------------------------

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 4% on that amount or $400.00

- The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $500 or $35.00.

- Your Contingent Deferred Sales Charge is $435.00.

If you have any questions about these charges, please contact your financial adviser or Hartford.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 15% of the total Premium Payments. If you do not take 15% one year, you may not take more than 15% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- Upon eligible confinement as described in the Waiver of Sales Charge Rider. We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 90 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.

- For Required Minimum Distributions. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

- On or after the Annuitant's 90th birthday.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Upon death of the Annuitant or Contract Owner. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies, unless the Contract Owner is not a natural person (e.g. a trust).

- Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is fully Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- Upon cancellation during the Right to Cancel Period.

SURRENDER ORDER -- During the first seven Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the Seventh Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than seven years and then from Premium Payments invested for less than seven years. Only Premium Payments invested for less than seven years are subject to a Contingent Deferred Sales Charge.

2. MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-

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Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. We would be required to make these payments if the Payout Option chosen is the Life Annuity, Life Annuity With Payments for a Period Certain or Joint and Last Survivor Life Annuity Payout Option. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

3. ADMINISTRATIVE CHARGE

For administration, we apply a daily charge at the rate of .15% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

You should refer to the Fund's prospectus for a description of deductions and expenses paid out of the assets of the Funds.

4. ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. We also reserve the right to waive the Annual Maintenance Fee under certain other conditions.

5. PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

6. CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These changes are described in the Funds' prospectuses accompanying this prospectus.

OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.


EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit (available starting on January 29, 2001), we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.


WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay upon the death of the Contract Owner or the Annuitant. The Death Benefit is

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calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract; or

- The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Plus any Premium Payments made after the Optional Death Benefit is added;

- Minus any partial Surrenders after the Optional Death Benefit is added;

- Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduced the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of any Premium Payments made less proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II".


If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis that is equal to an annual charge of .15% of your Contract Value invested in the Funds. The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington. Once you elect the Optional Death Benefit, you cannot cancel it.



You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit will be available starting on January 29, 2001. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.



If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greater of:



- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or



- The Maximum Anniversary Value; or



- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.



We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.



We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.



Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.



Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

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FOR EXAMPLE: Assuming that:



- The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,



- You elected the Earnings Protection Benefit when you purchased your Contract,



- You made a single Premium Payment of $100,000,



- You took no partial Surrenders.



- The Contract Value on the date we receive proof of death was $400,000.



Hartford would calculate the Contract gain as follows:



- Contract Value on the date we receive proof of death equals $400,000,



- minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.



To determine if the cap applies:



- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),



- plus Premium Payments made since that date ($0),



- minus Premium Payments made in the 12 months prior to death ($0),



Which equals $100,000. The cap is 200% of $100,000 which is $200,000.



In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.



Before you purchase the Earnings Protection Benefit, you should also consider the following.



- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.



- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.



- If you transfer ownership of your Contract to someone other than your spouse who would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.



For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled 'Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."



HOW IS THE DEATH BENEFIT PAID?


The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of the Contract Owner's death if the Contract Owner died before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive

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the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.


If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.


WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .               AND . . .                            AND . . .
------------------------------------------------------------------------------------------------------
Contract Owner                There is a surviving joint Contract  The Annuitant is living or deceased
                              Owner
------------------------------------------------------------------------------------------------------
Contract Owner                There is no surviving joint          The Annuitant is living or deceased
                              Contract Owner
------------------------------------------------------------------------------------------------------
Contract Owner                There is no surviving joint          The Annuitant is living or deceased
                              Contract Owner and the Beneficiary
                              predeceases the Contract Owner
------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is living         There is no named Contingent
                                                                   Annuitant
------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is living         The Contingent Annuitant is living
------------------------------------------------------------------------------------------------------

IF THE DECEASED IS THE . . .            THEN THE . . .
----------------------------
Contract Owner                Joint Contract Owner receives the
                              Death Benefit.
----------------------------
Contract Owner                Designated Beneficiary receives the
                              Death Benefit.
----------------------------
Contract Owner                Contract Owner's estate receives
                              the Death Benefit.
----------------------------
Annuitant                     The Contract Owner becomes the
                              Contingent Annuitant and the
                              Contract continues.
----------------------------
Annuitant                     Contingent Annuitant becomes the
                              Annuitant, and the Contract
                              continues.
----------------------------

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
----------------------------------------------------------------------------------------------------------------
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is living              Contract Owner receives the Death
                                                                        Benefit.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                        Death Benefit.
----------------------------------------------------------------------------------------------------------------

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. There are two restrictions:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. If your Contract was issued in Texas, a remaining value of $500 is not

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  required to continue the Contract if Premium Payments were made in the last two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment For a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (b) the SEC permits and orders postponement or (c) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. We may modify the requirements for telephone redemptions at any time.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(B) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:

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(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
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THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want fixed dollar amount or variable dollar amount Annuity Payouts?


Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.


1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary after the death of the Contract Owner and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

For Qualified Contracts, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin.We compute life expectancy using the IRS mortality tables.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts; either fixed or variable, after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you

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pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable-dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed-dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

For Contracts issued in the State of Oregon, the minimum period that you can select under the Payments for a Period Certain Annuity Payout Option is as follows: For fixed annuity payouts, the minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. For variable annuity payouts, the minimum period that you can select is 5 years on or after the tenth Contract Anniversary.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, AND PAYMENTS FOR A PERIOD CERTAIN VARIABLE-DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.


- Automatic Annuity Payouts for Non-Qualified Contracts. If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed-dollar amount Annuity Payouts, variable-dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.



- AUTOMATIC ANNUITY PAYOUTS FOR QUALIFIED CONTRACTS AND CONTRACTS ISSUED IN TEXAS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity Payout Option. Automatic Annuity Payouts will be fixed-dollar amount Annuity Payouts, variable-dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.


3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. A higher AIR may result in smaller potential growth in the Annuity Payouts. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout Option is the same as the first. If the Sub-Accounts earned more than the AIR, then

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the second monthly Annuity Payout Option is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout Option is lower than the first.

Level variable-dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED-DOLLAR AMOUNT OR VARIABLE-DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed-dollar amounts or variable-dollar amounts, depending on your income needs.

FIXED-DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed-dollar amount Annuity Payout begins, you cannot change your selection to receive variable-dollar amount Annuity Payout. You will receive equal fixed-dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed-dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an Annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE-DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable-dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable-dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable-dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable), and,

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table

- the Assumed Investment Return

The total amount of the first variable-dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable-dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
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INVESTEASE-Registered Trademark- PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 15% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your seventh Contract Year.

AUTOMATIC REBALANCING PROGRAM -- Automatic Rebalancing is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. Some Contracts offer model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor -- ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.

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OTHER INFORMATION

ASSIGNMENT -- Ownership of this Contract is generally assignable. However, if the Contract is issued to a tax qualified retirement plan, it is possible that the ownership of the Contract may not be transferred or assigned. An assignment of a Non-Qualified Contract may subject the Contract Values or Surrender Value to income taxes and certain penalty taxes.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice. We may modify the Contract, but no modification will effect the amount or term of any Contract unless a modification is required to conform the Contract to applicable Federal or State law. No modification will effect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.

LEGAL MATTERS AND EXPERTS

There are no material legal proceedings pending to which the Separate Account is a party.


Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life and Annuity Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.


The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

MORE INFORMATION

You may call your Representative if you have any questions or write or call us at the address below:

Hartford Life and Annuity Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-521-0538 (Contract Owners)

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FEDERAL TAX CONSIDERATIONS

What are some of the federal tax consequences which affect these Contracts?

A. GENERAL

Since federal tax law is complex, the tax consequences of purchasing this Contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this Contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

  1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includible in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

  2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the

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    Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.


 vi. In general, any amount actually received under the Contract as a Death Benefit, including any Optional Death Benefit or Earnings Protection Benefit, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, Hartford believes that for federal tax purposes the Optional Death Benefit and the Earnings Protection Benefit should be treated as an integral part of the Contract's benefits (e.g., as investment protection benefit) and that any charges under the contract for the Optional Death Benefit or the Earnings Protection Benefit should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for the Optional Death Benefit or the Earnings Protection Benefit should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes). If the IRS takes such a contrary position, however, then any Beneficiary of an Optional Death Benefit or an Earnings Protection Benefit may be entitled to claim that some part of such Death Benefit is excludable from gross income for federal tax purposes (e.g., as a death benefit that should be treated for tax purposes as if it were being provided by a separate contract that qualifies as a life insurance contract for tax purposes).


    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this Prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3. Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

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    5. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph 3.

    f.  REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant

Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

    3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements

If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must be made and payments must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary

If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal continuation shall apply only once for this contract.

  3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

  4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by

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the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D. FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is (or is deemed to be) current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G. GENERATION-SKIPPING TRANSFERS

Under certain circumstances, the Internal Revenue Code may impose a "generation skipping transfer tax" when all or part of an annuity is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Federal tax law may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the Internal Revenue Service.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

SECTION
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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SAFEKEEPING OF ASSETS
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INDEPENDENT PUBLIC ACCOUNTANTS
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DISTRIBUTION OF CONTRACTS
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CALCULATION OF YIELD AND RETURN
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PERFORMANCE COMPARISONS
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FINANCIAL STATEMENTS
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. Generally, such contributions may not exceed the lesser of $10,500 (indexed) or 20% of the employee's "includable compensation" for such employee's most recent full year of employment, subject to other adjustments. Special provisions under the Code may allow some employees to elect a different overall limitation.

Tax-sheltered annuity programs under section 403(b) are subject to A PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon separation from service;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is 33 1/3% of a participant's includable compensation (typically 25% of gross compensation) or, for 2000, $8,000 (indexed), whichever is less. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age.

All of the assets and income of an eligible Deferred Compensation Plan of a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust,

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amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- separates from service,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a Deferred Compensation Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Deferred Compensation Plans under section 457 in limited cases.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408


TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. Distributions from certain tax-qualified retirement plans may be "rolled-over" to an IRA on a tax-deferred basis.


SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.


IRAs generally may not invest in life insurance contracts. However, an annuity that is used as an IRA may provide for a death benefit that equals the greater of the premiums paid and the annuity's cash value. The Contract offers an Optional Death Benefit and an Earnings Protection Benefit. The Optional Death Benefit and the Earnings Protection Benefit may exceed the greater of the Contract Value and total Premium Payments less prior surrenders. WE HAVE FILED THE CONTRACT WITH THE OPTIONAL DEATH BENEFIT AND THE EARNINGS PROTECTION BENEFIT WITH THE INTERNAL REVENUE SERVICE FOR APPROVAL FOR USE AS AN IRA. NO ASSURANCE IS GIVEN THAT THESE BENEFITS MEET THE QUALIFICATION REQUIREMENTS FOR AN IRA. Although we regard the Optional Death Benefit and the Earnings Protection Benefit as investment protection features that should not have an adverse tax effect, it is possible that the IRS could take a contrary position regarding tax-qualification or resulting in certain deemed distributions and penalty taxes. You should consult a qualified tax adviser if you are considering adding the Optional Death Benefit or the Earnings Protection Benefit to your Contract if it is an IRA.


5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distributions that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

IN ADDITION, THE 10% PENALTY TAX DOES NOT APPLY TO A DISTRIBUTION FROM AN IRA THAT IS:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

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If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

(c) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from such other tax-qualified retirement plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions; or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

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APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES



OPTIONAL DEATH BENEFIT EXAMPLES


EXAMPLE 1
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000  Premium Payment
$ 5,000   Interest of 5%
--------
$105,000  Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$10,000   partial Surrender divided by
$108,000  Contract Value prior to Surrender equals
 .09259   multiplied by
$105,000  Interest Accumulation Value for a total of
          to be deducted from the Interest Accumulation
$ 9,722   Value equals
$95,278   the new Interest Accumulation Value

EXAMPLE 2

Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000  Premium Payment
$ 5,000   Interest of 5%
--------
$105,000  Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$10,000   partial Surrender divided by
$92,000   Contract Value prior to Surrender equals
 .10870   multiplied by
$105,000  Interest Accumulation Value for a total of
          to be deducted from the Interest Accumulation
$11,413   Value equals
$93,587   the New Interest Accumulation Value

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EARNINGS PROTECTION BENEFIT EXAMPLES



EXAMPLE 1



Assume that:



- You elected the Earnings Protection Benefit when you purchased your Contract,



- You made a single Premium Payment of $100,000,



- On your fifth Contract anniversary, your Contract Value was $150,000,



- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,



- On the day we calculate the Death Benefit, your Contract Value was $140,000,



- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations,



ADJUSTMENT FOR PARTIAL SURRENDERS



To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:



- Add the amount of the partial Surrender ($40,000) to



- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),



- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),



- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),



- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),



Which equals $-10,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.



CALCULATION OF CONTRACT GAIN



So Hartford would calculate the Contract gain as follows:



- Contract Value on the date we receive proof of death ($140,000),



- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),



- Add any adjustments for partial Surrenders ($0).



So the Contract gain equals $40,000.



CALCULATION OF EARNINGS PROTECTION BENEFIT CAP



To determine if the cap applies:



- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),



- plus Premium Payments made since that date ($0),



- minus Premium Payments made in the 12 months prior to death ($0),



- minus any adjustments for partial Surrenders ($0),



Which equals $100,000. The cap is 200% of $100,000 which is $200,000.



DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT



In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.

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EXAMPLE 2



Assume that:



- You elected the Earnings Protection Benefit when you purchased your Contract,



- You made a single Premium Payment of $100,000,



- On your fifth Contract anniversary, your Contract Value was $150,000,



- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,



- On the day we calculate the Death Benefit, your Contract Value was $120,000,



- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations,



ADJUSTMENT FOR PARTIAL SURRENDERS



To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:



- Add the amount of the partial Surrender ($60,000) to



- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000)



- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),



- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),



- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),



Which equals $+10,000 which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.



CALCULATION OF CONTRACT GAIN



So Hartford would calculate the Contract gain as follows:



- Contract Value on the date we receive proof of death ($120,000),



- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),



- Add any adjustments for partial Surrenders ($10,000),



So the Contract gain equals $30,000.



CALCULATION OF EARNINGS PROTECTION BENEFIT CAP



To determine if the cap applies:



- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),



- plus Premium Payments made since that date ($0),



- minus Premium Payments made in the 12 months prior to death ($0),



- minus any adjustments for partial Surrenders ($10,000)



Which equals $90,000. The cap is 200% of $90,000 which is $180,000.



DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT



In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

This form must be completed for all tax-sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM

The variable annuity contract that you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

- Attained age 59 1/2,

- Separated from service,

- Died, or

- Become disabled.

Distributions of post December 31, 1988 contributions (excluding any income thereon) may also be made if you have experienced a financial hardship.

Also, there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service.

Also, please be aware that your 403(b) Plan may also offer other financial alternatives other than your annuity. Please refer to your Plan.

Please complete the following and return to:

      Hartford Life and Annuity Insurance Company
     Investment Product Services
     P.O. Box 5085
     Hartford, Connecticut 06102-5085

Name of Contract Owner/Participant:  ___________________________________________

Address:  ______________________________________________________________________

City or Plan/School District:  _________________________________________________

Date:  _________________________________________________________________________

Contract No.:  _________________________________________________________________

Signature:  ____________________________________________________________________

To obtain a Statement of Additional Information, please complete the form below and mail to:

      Hartford Life and Annuity Insurance Company
      Attn: Investment Product Services
      P.O. Box 5085
      Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Putnam Hartford Capital Manager variable annuity to me at the following address:

---------------------------------------------------
                                      Name

----------------------------------------------------------------
                                    Address

----------------------------------------------------------------
   City/State                                                        Zip Code

                   STATEMENT OF ADDITIONAL INFORMATION
             HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
           PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO
         SERIES VI OF PUTNAM CAPITAL MANAGER VARIABLE ANNUITY




This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.



Date of Prospectus: January 15, 2001

Date of Statement of Additional Information: January 15, 2001






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DESCRIPTION OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY              3

HARTFORD'S RATINGS                                                      3

SAFEKEEPING OF ASSETS                                                   3

INDEPENDENT PUBLIC ACCOUNTANTS                                          3

DISTRIBUTION OF CONTRACTS                                               4

CALCULATION OF YIELD AND RETURN                                         4

PERFORMANCE COMPARISONS                                                10

FINANCIAL STATEMENTS                                                   13


        DESCRIPTION OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY


Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                         HARTFORD'S RATINGS



                                     Effective
Rating Agency                     Date of Rating            Rating            Basis of Rating
-------------                     --------------            ------        -------------------------
A.M. Best and Company, Inc.           4/1/00                  A+          Financial performance
Standard & Poor's                     8/1/00                  AA          Insurer financial strength
Fitch                                 5/1/00                  AA+         Financial strength


These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

                        SAFEKEEPING OF ASSETS


Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.



                     INDEPENDENT PUBLIC ACCOUNTANTS


The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                     DISTRIBUTION OF CONTRACTS


Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is an affiliate of Hartford. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as that of Hartford.

The securities will be sold by salesperson of HSD who represent Hartford as insurance and variable annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.

HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.

Commissions will be paid by Hartford and will not be more than 7% of premium payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in the prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or Surrender variable insurance products.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 1999: $107,076,937.61; 1998: $67,003,507; and 1997: $97,513,541. HSD
has retained none of these commissions.



                CALCULATION OF YIELD AND RETURN



YIELD OF A MONEY MARKET SUB-ACCOUNT. As summarized in the prospectus under the heading "Performance Related Information," the yield of a Money Market Sub-Account for a seven day period (the "base period") will be computed by determining the "net change in value" of a hypothetical account having a balance of one unit at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued dividends as declared by the underlying funds, less expense and Contract charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365/7 and subtracting 1 from the result, according to the following formula:

                                            365/7
Effective Yield = [(Base Period Return + 1)      ] - 1


A MONEY MARKET SUB-ACCOUNT'S YIELD AND EFFECTIVE YIELD WILL VARY IN RESPONSE TO FLUCTUATIONS IN INTEREST RATES AND IN THE EXPENSES OF THE SUB-ACCOUNT. THE CURRENT YIELD AND EFFECTIVE YIELD REFLECT RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE MAXIMUM ANNUAL MAINTENANCE FEE.


YIELD AND EFFECTIVE YIELD FOR THE SEVEN DAY PERIOD ENDING DECEMBER 31, 1999.


SUB-ACCOUNT                      YIELD                 EFFECTIVE YIELD
-------------------              -----                 ---------------
Putnam Money Market               4.09%                     4.17%



YIELD OF SUB-ACCOUNTS. As summarized in the prospectus under the heading "Performance Related Information," yields of Sub-Accounts will be computed by annualizing a recent month's net investment income, divided by a Fund share's net asset value on the last trading day of that month. Net changes in the value of a hypothetical account will assume the change in the underlying mutual fund's "net asset value per share" for the same period in addition to the daily expense charge assessed, at the sub-account level for the respective period. The Sub-Accounts' yields will vary from time to time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Accounts' shares and to the relative risks associated with the investment objectives and policies of the underlying Fund.

THE YIELD REFLECTS RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE ANNUAL MAINTENANCE FEE.


Yield calculations of the Sub-Accounts used for illustration purposes reflect the interest earned by the Sub-Accounts, less applicable asset charges assessed against a Contract Owner's account over the base period. Yield quotations based on a 30 day period were computed by dividing the dividends and interest earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:


Example:

                                                             6
Current Yield Formula for the Sub-Account  2[((A-B)/(CD) + 1)  - 1]


Where A = Dividends and interest earned during the period.
      B = Expenses accrued for the period (net of reimbursements).
      C = The average daily number of units outstanding during the period that were entitled to receive dividends.
      D = The maximum offering price per unit on the last day of the period.


      YIELD QUOTATION BASED ON A 30 DAY PERIOD ENDED DECEMBER 31, 1999.



SUB-ACCOUNT                                          YIELD
-----------                                          -----
Putnam American Government Income                      N/A
Putnam Growth and Income                              0.24%
Putnam Global Asset Allocation                        0.73%
Putnam High Yield                                     9.44%
Putnam Utilities Growth and Income                    1.92%
Putnam Income                                         5.67%
Putnam Diversified Income                             7.27%




CALCULATION OF TOTAL RETURN. As summarized in the prospectus under the heading "Performance Related Information", total return is a measure of the change in value of an investment in a Sub-Account over the period covered and assumes that the Optional Death Benefit has not been elected. The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge and the $30.00 Annual Maintenance Fee (if applicable) and (3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Standardized total return will be calculated for one year, five years, and ten years or some other relevant periods if a Sub-Account has not been in existence for at least ten years.


The following are the standardized average annual total return quotations for the Sub-Accounts. No information is shown for Putnam American Government Income Fund, Putnam Capital Appreciation, Putnam Growth Opportunities Putnam

Technology and Putnam Voyager Fund II Sub-Accounts because, as of
December 31, 1999, the Sub-Accounts had not yet commenced operations.


  STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR YEAR ENDED DECEMBER 31, 1999


                                                                                                        SINCE
                                      SEPARATE ACCOUNT                                               INCEPTION OF
SUB-ACCOUNT                            INCEPTION DATE        1 YEAR       5 YEAR      10 YEAR      SEPARATE ACCOUNT
-----------                            --------------        ------       ------      -------      ----------------

Putnam American Government Income           N/A                N/A          N/A          N/A               N/A
Putnam Asia Pacific Growth                 5/1/95             94.69%        N/A          N/A              8.62%
Putnam Diversified Income Fund            9/15/93             -9.65%        2.09%        N/A             -0.12%
Putnam The George Putnam Fund of Boston    5/1/98            -11.75%        N/A          N/A            -11.16%
Putnam Global Asset Allocation            5/20/91              0.30%       12.59%        N/A              9.32%
Putnam Global Growth                      5/20/91             52.71%       22.52%        N/A             15.24%
Putnam Growth and Income                  5/20/91             -9.83%       15.28%        N/A             11.03%
Putnam Growth Opportunities                 N/A                N/A          N/A          N/A               N/A
Putnam Health Sciences                     5/1/98            -15.27%        N/A          N/A             -5.75%
Putnam High Yield                         5/20/91             -5.55%        4.04%        N/A              7.68%
Putnam Income                             5/20/91            -13.43%        2.44%        N/A              3.30%
Putnam International Growth                1/2/97             47.91%        N/A          N/A             24.42%
Putnam International Growth and Income     1/2/97             12.86%        N/A          N/A             12.43%
Putnam International New Opportunities     1/2/97             90.14%        N/A          N/A             26.64%
Putnam Investors                           5/1/98             18.32%        N/A          N/A             19.20%
Putnam Money Market                       5/20/91             -6.59%       -0.02%        N/A             -0.03%
Putnam New Opportunities                   5/2/94             57.00%       28.67%        N/A             26.12%
Putnam New Value                           1/2/97            -11.13%        N/A          N/A              1.67%
Putnam OTC & Emerging Growth               5/1/98            113.38%        N/A          N/A             55.09%
Putnam Research                           10/1/98             15.73%        N/A          N/A             34.29%


                                                                                                        SINCE
                                        SUB-ACCOUNT                                                  INCEPTION OF
SUB-ACCOUNT                            INCEPTION DATE        1 YEAR       5 YEAR      10 YEAR        SUB-ACCOUNT
-----------                            --------------        ------       ------      -------        -------------
Putnam Small Cap Value                     5/3/99              N/A          N/A          N/A             -7.39%
Putnam Utilities Growth and Income         5/1/92            -12.04%       12.86%        N/A              8.57%
Putnam Vista                               1/2/97             40.79%        N/A          N/A             25.42%
Putnam Voyager                            5/20/91             46.02%       27.45%        N/A             20.74%



Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefits been available and been chosen.


In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. This figure will usually be calculated since the inception of the underlying fund for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.


The following are the non-standardized annualized total return quotations for the Sub-Accounts. No information is shown for Putnam American Government Income, Putnam Capital Appreciation, Putnam Growth Opportunities, Putnam Technology and Putnam Voyager Fund II Sub-Accounts because, as of
December 31, 1999, the Sub-Accounts had not yet commenced operations.


NON-STANDARDIZED ANNUALIZED TOTAL RETURN THAT PRE-DATE THE INCEPTION DATE OF
         THE SEPARATE ACCOUNT FOR YEAR ENDED DECEMBER 31, 1999



                                                                                                       SINCE
                                            FUND                                                     INCEPTION
SUB-ACCOUNT                            INCEPTION DATE        1 YEAR       5 YEAR      10 YEAR         OF FUND
-----------                            --------------        ------       ------      -------        ----------
Putnam American Government Income          N/A                 N/A          N/A         N/A              N/A
Putnam Asia Pacific Growth                5/1/95             104.69%        N/A         N/A            12.73%
Putnam Diversified Income Fund           9/15/93               0.35%       5.43%        N/A             3.65%


                                                                                                       SINCE
                                            FUND                                                     INCEPTION
SUB-ACCOUNT                            INCEPTION DATE        1 YEAR       5 YEAR      10 YEAR         OF FUND
-----------                            --------------        ------       ------      -------        ----------
Putnam The George Putnam Fund of Boston   5/1/98              -1.75%        N/A         N/A             0.38%
Putnam Global Asset Allocation            2/1/88              10.30%      15.36%      10.71%             N/A
Putnam Global Growth                      5/1/90              62.71%      25.34%        N/A            15.58%
Putnam Growth and Income                  2/1/88               0.17%      17.74%      12.41%             N/A
Putnam Growth Opportunities                N/A                 N/A          N/A         N/A              N/A
Putnam Health Sciences                    5/1/98              -5.27%        N/A         N/A             1.65%
Putnam High Yield                         2/1/88               4.45%       7.25%       9.29%             N/A
Putnam Income                            2./1/88              -3.43%       5.78%       6.07%             N/A
Putnam International Growth               1/2/97              57.91%        N/A         N/A            28.45%
Putnam International Growth and Income    1/2/97              22.86%        N/A         N/A            16.69%
Putnam International New Opportunities    1/2/97             100.14%        N/A         N/A            31.04%
Putnam Investors                          5/1/98              28.32%        N/A         N/A            25.82%
Putnam Money Market                       2/1/88               3.41%       3.72%       3.53%             N/A
Putnam New Opportunities                  5/2/94              67.00%      31.05%        N/A            28.50%
Putnam New Value                          1/2/97              -1.13%        N/A         N/A             6.32%
Putnam OTC & Emerging Growth              5/1/98             123.38%        N/A         N/A            61.68%
Putnam Research                          10/1/98              25.73%        N/A         N/A            43.57%
Putnam Small Cap Value                    5/3/99               N/A          N/A         N/A             2.61%
Putnam Utilities Growth and Income        5/1/92              -2.04%      15.48%        N/A            11.06%
Putnam Vista                              1/2/97              50.79%        N/A         N/A            29.30%
Putnam Voyager                            2/1/88              56.02%      29.83%      20.61%             N/A



Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had the any optional death benefits been available and been chosen.


At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

                  PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN. The total return and yield may also be used to compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. Index performance is not representative of the performance of the Putnam Sub-Account to which it is compared and is not adjusted for commissions and other costs. Portfolio holdings of the Putnam Sub-Account will differ from those of the index to which it is compared. Performance comparison indices include the following:

The Consumer Price Index, prepared by the U.S. Bureau of Labor Statistics, is a commonly used measure of the rate of inflation. The index shows the average change in the cost of selected consumer goods and services and does not represent a return on an investment vehicle.

The Dow Jones Industrial Average is an unmanaged list of 30 common stocks frequently used as a general measure of stock market performance. Its performance figures reflect changes of market prices and reinvestment of all distributions.

Lehman Brothers Corporate Bond Index is an unmanaged list of publicly issued, fixed-rate, non-convertible investment-grade domestic corporate debt securities frequently used as a general measure of the performance of fixed-income securities. The average quality of bonds included in the index may be higher than the average quality of those bonds in which a Fund may customarily invest. The index does not include bonds in certain of the lower rating classifications in which a Fund may invest. The performance figures of the index reflect changes in market prices and reinvestment of all interest payments.

The Lehman Brothers Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

The Lehman Brothers Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency. The index does not include bonds in certain of the lower-rating classifications in which a Fund may invest. Its performance figures reflect changes in market prices and reinvestment of all interest payments.

Morgan Stanley Capital International World Index is an unmanaged list of approximately 1,450 equity securities listed on the stock exchanges of the United States, Europe, Canada, Australia, New Zealand and the Far East, with all values expressed in U.S. dollars. Performance figures reflect changes in market prices and reinvestment of distributions net of withholding taxes.
The securities in the index change over time to maintain representativeness.

The NASDAQ-OTC Industrial Average (The "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of
100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded. Its performance figures reflect changes of market prices but do not reflect reinvestment of cash dividends.

Salomon Brothers Long-Term High-Grade Corporate Bond Index is an unmanaged list of publicly traded corporate bonds having a rating of at least AA by Standard & Poor's or Aa by Moody's and is frequently used as general measure of the performance of fixed-income securities. The average quality of bonds included in the index may be higher than the average quality of those bonds in which a Fund may customarily invest. The index does not include bonds in certain of the lower rating classifications in which a Fund may invest. Performance figures for the index reflect changes of market prices and reinvestment of all distributions.

The Salomon Brothers 7-10 Year Government Bond Index is an unmanaged list of U.S. Government and government agency securities with maturities of 7 to 10 years. Performance figures for the index reflect changes of market prices and reinvestment of all interest payments.

The Standard & Poor's Composite Index of 500 stocks (the "S&P 500") is a market value-weighted and unmanaged index showing changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange. Its performance figures reflect changes of market prices and reinvestment of all regular cash dividends.

The Standard & Poor's 40 Utilities Index is unmanaged list of 40 utility stocks. The Index assumes reinvestment of all distributions and reflects changes in market prices but does not take into account brokerage commissions or other fees. Putnam VT

Utilities Growth and Income Fund's telephone and electric utility stocks are generally held in the same proportion as the telephone and electric stocks in the S&P Utilities Index. However, there are some utility stocks held by the Fund that are not part of the Index.

PUTNAM HARTFORD CAPITAL MANAGER,
PUTNAM HARTFORD CAPITAL ACCESS II, AND
PUTNAM HARTFORD CAPITAL MANAGER PLUS
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085
TELEPHONE: 1-800-521-0538                                     [LOGO]

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This prospectus describes three separate variable annuity contracts:

- Putnam Hartford Capital Manager,

- Putnam Hartford Capital Access II, and

- Putnam Hartford Capital Manager Plus.

This prospectus contains information you should know before you purchase one of these variable annuities. Please read it carefully.

Putnam Hartford Capital Manager variable annuity, Putnam Hartford Capital Access II variable annuity, and Putnam Hartford Capital Manager Plus variable annuity are each contracts between you and Hartford Life and Annuity Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date.

If you purchase Putnam Hartford Capital Manager Plus, each time you make a Premium Payment, Hartford will credit your Contract Value with a Payment Enhancement. The expenses for Putnam Hartford Capital Manager Plus may be higher than the expenses for an annuity without the Payment Enhancements. The Payment Enhancements may, over time, be more than offset by the higher expenses.

These variable annuity contracts are flexible premium, tax-deferred, variable annuities offered to both individuals and groups. They are:

x  Flexible, because you may add Premium Payments at any time.

x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

x Variable, because the value of your Annuity will fluctuate with the performance of the underlying funds.
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When you purchase one of these variable annuity contracts, you allocate your Premium Payment to Sub-Accounts. These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. These variable annuity contracts offer you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. If you select Putnam Hartford Capital Manager, you allocate your assets to Class IA shares of the underlying Funds. If you select Putnam Hartford Capital Access II or Putnam Hartford Capital Manager Plus, you allocate your assets to Class IB shares of the underlying Funds. The differences between Class IA and Class IB shares are described in more detail in the Funds' prospectuses. The Sub-Accounts and the Funds are listed below:

- PUTNAM AMERICAN GOVERNMENT INCOME SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT American Government Income Fund of Putnam Variable Trust

- PUTNAM ASIA PACIFIC GROWTH SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT Asia Pacific Growth Fund of Putnam Variable Trust

- PUTNAM CAPITAL APPRECIATION SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT Capital Appreciation Fund of Putnam Variable Trust

- PUTNAM DIVERSIFIED INCOME SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT Diversified Income Fund of Putnam Variable Trust

- PUTNAM THE GEORGE PUTNAM FUND OF BOSTON SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT The George Putnam Fund of Boston of Putnam Variable Trust

- PUTNAM GLOBAL ASSET ALLOCATION SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT Global Asset Allocation Fund of Putnam Variable Trust

- PUTNAM GLOBAL GROWTH SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT Global Growth Fund of Putnam Variable Trust

- PUTNAM GROWTH AND INCOME SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT Growth and Income Fund of Putnam Variable Trust

- PUTNAM GROWTH OPPORTUNITIES SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT Growth Opportunities Fund of Putnam Variable Trust

- PUTNAM HEALTH SCIENCES SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT Health Sciences Fund of Putnam Variable Trust

- PUTNAM HIGH YIELD SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT High Yield Fund of Putnam Variable Trust

- PUTNAM INCOME SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT Income Fund of Putnam Variable Trust

- PUTNAM INTERNATIONAL GROWTH SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT International Growth Fund of Putnam Variable Trust

- PUTNAM INTERNATIONAL GROWTH AND INCOME SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT International Growth and Income Fund of Putnam Variable Trust

- PUTNAM INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT International New Opportunities Fund of Putnam Variable Trust

- PUTNAM INVESTORS SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT Investors Fund of Putnam Variable Trust

- PUTNAM MONEY MARKET SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT Money Market Fund of Putnam Variable Trust

- PUTNAM NEW OPPORTUNITIES SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT New Opportunities Fund of Putnam Variable Trust

- PUTNAM NEW VALUE SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT New Value Fund of Putnam Variable Trust

- PUTNAM OTC & EMERGING GROWTH SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT OTC & Emerging Growth Fund of Putnam Variable Trust

- PUTNAM RESEARCH SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT Research Fund of Putnam Variable Trust

- PUTNAM SMALL CAP VALUE SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT Small Cap Value Fund of Putnam Variable Trust

- PUTNAM TECHNOLOGY SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT Technology Fund of Putnam Variable Trust

- PUTNAM UTILITIES GROWTH AND INCOME SUB-ACCOUNT which purchases either
  Class IA or Class IB shares of Putnam VT Utilities Growth and Income Fund of Putnam Variable Trust

- PUTNAM VISTA SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT Vista Fund of Putnam Variable Trust

- PUTNAM VOYAGER SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT Voyager Fund of Putnam Variable Trust

- PUTNAM VOYAGER FUND II SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT Voyager Fund II of Putnam Variable Trust

You may also allocate some or all of your Premium Payment to the "Fixed Accumulation Feature", which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy one of these variable annuity contracts, you should keep this prospectus for your records. You can also call us at 1-800-521-0538 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about these annuities and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).

These Contracts ARE NOT:

 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency

These Contracts may not be available for sale in all states.
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PROSPECTUS DATED: JANUARY 15, 2001


STATEMENT OF ADDITIONAL INFORMATION DATED: JANUARY 15, 2001

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
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TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
DEFINITIONS                                                       4
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FEE TABLE                                                         6
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HIGHLIGHTS                                                       20
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GENERAL CONTRACT INFORMATION                                     23
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  Hartford Life and Annuity Insurance Company                    23
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  The Separate Account                                           23
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  The Funds                                                      24
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PERFORMANCE RELATED INFORMATION                                  26
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THE FIXED ACCUMULATION FEATURE                                   26
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THE CONTRACTS                                                    27
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  Purchases and Contract Value                                   27
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  Charges and Fees                                               30
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  Death Benefits                                                 33
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  Surrenders                                                     36
----------------------------------------------------------------------
ANNUITY PAYOUTS                                                  38
----------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                         40
----------------------------------------------------------------------
OTHER INFORMATION                                                41
----------------------------------------------------------------------
  Legal Matters and Experts                                      41
----------------------------------------------------------------------
  More Information                                               41
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       42
----------------------------------------------------------------------
  A. General                                                     42
----------------------------------------------------------------------
  B. Taxation of Hartford and the Separate Account               42
----------------------------------------------------------------------
  C. Taxation of Annuities -- General Provisions Affecting
     Purchases Other Than Qualified Retirement Plans             42
----------------------------------------------------------------------
  D. Federal Income Tax Withholding                              45
----------------------------------------------------------------------
  E. General Provisions Affecting Qualified Retirement Plans     45
----------------------------------------------------------------------
  F. Annuity Purchases By Nonresident Aliens and Foreign
     Corporations                                                45
----------------------------------------------------------------------
  G. Generation-Skipping Transfers                               45
----------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION         46
----------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT
  PLANS                                                          47
----------------------------------------------------------------------
APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES               50
----------------------------------------------------------------------
APPENDIX III -- ACCUMULATION UNIT VALUES                         53
----------------------------------------------------------------------

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. If you select Putnam Hartford Capital Manager Plus, Anniversary Value includes the amount of Payment Enhancements.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender each Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract that you have purchased and any endorsements or riders. Group participants and some individuals will receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: This is part of our General Account. You may allocate all or a portion of your Contract Value to the Fixed Accumulation Feature. In your Contract, the Fixed Accumulation Feature may be defined as the "Fixed Account".

GENERAL ACCOUNT: The General Account includes our company assets and any money you have invested in the Fixed Accumulation Feature.

HARTFORD, WE OR OUR: Hartford Life and Annuity Insurance Company. Only Hartford is a capitalized term in this prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------
Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PAYMENT ENHANCEMENT: If you purchase Putnam Hartford Capital Manager Plus, an amount that Hartford credits your Contract Value at the time a Premium Payment is made. The amount of a Payment Enhancement is based on the cumulative Premium Payments you make to your Annuity.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

PUTNAM HARTFORD CAPITAL ACCESS II: With this variable annuity contract, you don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge if you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge is a percentage of the amount Surrendered and depends on the length of time the Premium Payment has been in your Contract. Each Premium Payment you make has a separate Contingent Deferred Sales Charge schedule.

PUTNAM HARTFORD CAPITAL MANAGER: With this variable annuity contract, you don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge is a percentage of the amount Surrendered and depends on the length of time the Premium Payment has been in your Contract. Each Premium Payment you make has a separate Contingent Deferred Sales Charge schedule.

PUTNAM HARTFORD CAPITAL MANAGER PLUS: With this variable annuity contract, we credit your Contract Value with a Payment Enhancement each time you make a Premium Payment. However, this variable annuity contract has a higher mortality and expense risk charge and a higher Contingent Deferred Sales Charge than Putnam Hartford Capital Manager.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   FEE TABLE

The fees and expenses you pay are determined by which Contract you select. These fees and expenses are described in the tables below for each Contract described in this prospectus.

                 IF YOU SELECT PUTNAM HARTFORD CAPITAL MANAGER:


CONTRACT OWNER TRANSACTION EXPENSES
---------------------------------------------------------------------
  Sales Charge Imposed on Purchases (as a percentage of
   Premium Payments)                                            None
---------------------------------------------------------------------
  Contingent Deferred Sales Charge (as a percentage of
   Premium Payments) (1)
    First Year (2)                                                 7%
---------------------------------------------------------------------
    Second Year                                                    6%
---------------------------------------------------------------------
    Third Year                                                     6%
---------------------------------------------------------------------
    Fourth Year                                                    5%
---------------------------------------------------------------------
    Fifth Year                                                     4%
---------------------------------------------------------------------
    Sixth Year                                                     3%
---------------------------------------------------------------------
    Seventh Year                                                   2%
---------------------------------------------------------------------
    Eighth Year                                                    0%
---------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                                       $30
---------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                           1.25%
---------------------------------------------------------------------
    Administrative Charge                                       0.15%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses                      1.40%
---------------------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Optional Death Benefit Charge                               0.15%
---------------------------------------------------------------------
    Earnings Protection Benefit Charge                          0.20%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses with all optional
     charges                                                    1.75%
---------------------------------------------------------------------


(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

The purpose of the Fee Table and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Examples reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply. The Examples assume that any fee waivers or expense reimbursements for the underlying Fund will continue for the period shown in the Examples.

The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The Annual Maintenance Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. We do this by approximating an "average" 0.06% annual charge.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

                IF YOU SELECT PUTNAM HARTFORD CAPITAL ACCESS II:


---------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES
  Sales Charge Imposed on Purchases (as a percentage of
   Premium Payments)                                            None
---------------------------------------------------------------------
  Contingent Deferred Sales Charge (as a percentage of
   Premium Payments) (1)
    First Year (2)                                                 6%
---------------------------------------------------------------------
    Second Year                                                    5%
---------------------------------------------------------------------
    Third Year                                                     4%
---------------------------------------------------------------------
    Fourth Year                                                    0%
---------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (1)                                       $30
---------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
---------------------------------------------------------------------
    Mortality and Expense Risk Charge                           1.50%
---------------------------------------------------------------------
    Administrative Charge                                       0.20%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses                      1.70%
---------------------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Optional Death Benefit Charge                               0.15%
---------------------------------------------------------------------
    Earnings Protection Benefit Charge                          0.20%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses with all optional
     charges                                                    2.05%
---------------------------------------------------------------------


(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

The purpose of the Fee Table and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Examples reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply. The Examples assume that any fee waivers or expense reimbursements for the underlying Fund will continue for the period shown in the Examples.

The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The Annual Maintenance Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. We do this by approximating an "average" 0.06% annual charge.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

              IF YOU SELECT PUTNAM HARTFORD CAPITAL MANAGER PLUS:


CONTRACT OWNER TRANSACTION EXPENSES
---------------------------------------------------------------------
  Sales Charge Imposed on Purchases (as a percentage of
   Premium Payments)                                            None
---------------------------------------------------------------------
  Contingent Deferred Sales Charge (as a percentage of
   Premium Payments) (1)
    First Year (2)                                                 8%
---------------------------------------------------------------------
    Second Year                                                    8%
---------------------------------------------------------------------
    Third Year                                                     8%
---------------------------------------------------------------------
    Fourth Year                                                    8%
---------------------------------------------------------------------
    Fifth Year                                                     7%
---------------------------------------------------------------------
    Sixth Year                                                     6%
---------------------------------------------------------------------
    Seventh Year                                                   5%
---------------------------------------------------------------------
    Eighth Year                                                    0%
---------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                                       $30
---------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                           1.50%
---------------------------------------------------------------------
    Administrative Charge                                       0.15%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses                      1.65%
---------------------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Optional Death Benefit Charge                               0.15%
---------------------------------------------------------------------
    Earnings Protection Benefit Charge                          0.20%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses with all optional
     charges                                                    2.00%
---------------------------------------------------------------------


(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

The purpose of the Fee Table and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Examples reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply. The Examples assume that any fee waivers or expense reimbursements for the underlying Fund will continue for the period shown in the Examples.

The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The Annual Maintenance Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. We do this by approximating an "average" 0.06% annual charge.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------

The next table describes fees and expenses charged by the underlying Funds for the Contracts. These fees and charges will be determined by whether the Contract you select offers Class IA or Class IB shares of the Funds. Putnam Hartford Capital Manager offers Class IA shares, and Putnam Hartford Capital Access II and Putnam Hartford Capital Manager Plus offer Class IB shares.

                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                    (As a percentage of average net assets)

                                                                            TOTAL ANNUAL                        TOTAL ANNUAL
                                                                           FUND OPERATING                      FUND OPERATING
                                                                            EXPENSES FOR                        EXPENSES FOR
                                                                          CLASS IA SHARES                     CLASS IB SHARES
                                                                          OF THE FUND (1)                     OF THE FUND (3)
                                      MANAGEMENT FEES   OTHER EXPENSES     (INCLUDING ANY    12B-1 FEES (2)    (INCLUDING ANY
                                      (INCLUDING ANY    (INCLUDING ANY    WAIVERS AND ANY    (INCLUDING ANY   WAIVERS AND ANY
                                         WAIVERS)       REIMBURSEMENTS)   REIMBURSEMENTS)       WAIVERS)      REIMBURSEMENTS)
------------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government
  Income Fund (4)(5)                       0.41%             0.49%              0.90%             0.15%             1.05%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund         0.80%             0.33%              1.13%             0.15%             1.28%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund
  (4)                                      0.65%             0.27%              0.92%             0.15%             1.07%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund          0.68%             0.10%              0.78%             0.15%             0.93%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of
  Boston                                   0.65%             0.18%              0.83%             0.15%             0.98%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation
  Fund                                     0.65%             0.12%              0.77%             0.15%             0.92%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund               0.61%             0.12%              0.73%             0.15%             0.88%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund           0.46%             0.04%              0.50%             0.15%             0.65%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund
  (4)                                      0.70%             0.20%              0.90%             0.15%             1.05%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund             0.70%             0.13%              0.83%             0.15%             0.98%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                  0.65%             0.07%              0.72%             0.15%             0.87%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                      0.60%             0.07%              0.67%             0.15%             0.82%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund        0.80%             0.22%              1.02%             0.15%             1.17%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and
  Income Fund                              0.80%             0.18%              0.98%             0.15%             1.13%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT International New
  Opportunities Fund                       1.00%             0.33%              1.33%             0.15%             1.48%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund                   0.63%             0.08%              0.71%             0.15%             0.86%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                0.41%             0.08%              0.49%             0.15%             0.64%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund           0.54%             0.05%              0.59%             0.15%             0.74%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                   0.70%             0.10%              0.80%             0.15%             0.95%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
  (5)                                      0.53%             0.37%              0.90%             0.15%             1.05%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund (5)                0.54%             0.31%              0.85%             0.15%             1.00%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund (6)         0.53%             0.76%              1.29%             0.15%             1.44%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Technology Fund (4)              1.00%             0.19%              1.19%             0.15%             1.24%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and
  Income Fund                              0.65%             0.06%              0.71%             0.15%             0.86%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                       0.65%             0.10%              0.75%             0.15%             0.90%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                     0.53%             0.04%              0.57%             0.15%             0.72%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund II (4)              0.70%             0.30%              1.00%             0.15%             1.15%
------------------------------------------------------------------------------------------------------------------------------

(1) Total Annual Fund Operating Expenses for Class IA shares of the Funds do not include 12b-1 Fees.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

(2) Except as noted, expenses are based on the Fund's last fiscal year. Figures shown in the table include amounts paid through expense offset and brokerage service arrangements. See the Fund's prospectus for more information about 12b-1 fees payable under the Fund's distribution plan.

(3) Total Annual Fund Operating Expenses for Class IB shares of the Funds include 12b-1 Fees.

(4) Putnam VT American Government Income Fund and Putnam VT Growth Opportunities Fund commenced operations on January 31, 2000, Putnam VT Technology Fund commenced operation on June 14, 2000, and Putnam VT Capital Appreciation and Putnam VT Voyager Fund II commenced operation on November 1, 2000; therefore, the Management Fees, 12b-1 Fees, Other Expenses and Total Annual Fund Operating Expenses are based on estimates for the Funds' first full fiscal year.

(5) Total Annual Fund Operating Expenses for Putnam VT American Government Income Fund, Putnam VT OTC & Emerging Growth Fund and Putnam VT Research Fund reflect voluntary reductions and reimbursements through at least December 31, 2000. Absent voluntary reductions and reimbursements, Total Annual Fund Operating Expenses would have been as follows:

                                                                     TOTAL ANNUAL                  TOTAL ANNUAL
                                                                    FUND OPERATING                FUND OPERATING
                                                                     EXPENSES FOR                  EXPENSES FOR
                                            MANAGEMENT    OTHER        CLASS IA                      CLASS IB
                                               FEE       EXPENSES       SHARES       12B-1 FEES       SHARES
----------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund     0.65%        0.49%         1.14%          0.15%          1.29%
----------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund          0.70%        0.37%         1.07%          0.15%          1.22%
----------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund                       0.65%        0.31%         0.96%          0.15%          1.11%
----------------------------------------------------------------------------------------------------------------

(6) Putnam VT Small Cap Value Fund commenced operations on April 30, 1999. Expenses for Putnam VT Small Cap Value Fund are estimates for the Fund's fiscal year ending December 31, 2000.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------


The next set of tables shows examples to illustrate expenses you would pay on a $1,000 investment in a Contract. These expenses are determined by which Contract you select. Please see the applicable Example below for the Contract you select.



EXAMPLES



PUTNAM HARTFORD CAPITAL MANAGER



YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.


                                             If you Surrender your Contract:             If you annuitize your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM AMERICAN GOVERNMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $85        $130       $167       $272       $24        $ 74       $127       $271
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $87        $134       $174       $287       $25        $ 78       $134       $287
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $87        $136       $177       $292       $26        $ 80       $137       $292
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $89        $140       $184       $307       $27        $ 85       $145       $307
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM ASIA PACIFIC GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $87        $137       $178       $295       $26        $ 81       $138       $295
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $89        $141       $185       $310       $27        $ 85       $146       $309
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $89        $143       $188       $315       $28        $ 87       $149       $314
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $91        $147       $195       $330       $30        $ 92       $156       $329
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM CAPITAL APPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $85        $131       $168       $274       $24        $ 74       $128       $273
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $87        $135       $175       $289       $25        $ 79       $135       $289
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $87        $136       $178       $294       $26        $ 81       $138       $294
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $89        $141       $185       $309       $27        $ 85       $146       $308
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM DIVERSIFIED INCOME
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $84        $126       $161       $260       $22        $ 70       $120       $259
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $85        $131       $168       $275       $24        $ 75       $128       $274
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $86        $132       $171       $280       $24        $ 76       $131       $279
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $87        $137       $178       $295       $26        $ 81       $138       $295
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM THE GEORGE PUTNAM FUND OF
  BOSTON
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $84        $128       $163       $265       $23        $ 72       $123       $264
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $86        $132       $171       $280       $24        $ 76       $131       $279
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $86        $134       $173       $285       $25        $ 78       $133       $284
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $88        $138       $180       $300       $26        $ 82       $141       $300
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM GLOBAL ASSET ALLOCATION
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $84        $126       $160       $259       $22        $ 70       $120       $258
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $85        $131       $168       $274       $24        $ 74       $128       $273
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $86        $132       $170       $279       $24        $ 76       $130       $278
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $87        $136       $178       $294       $26        $ 81       $138       $294
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM GLOBAL GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $83        $125       $158       $254       $22        $ 69       $118       $254
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $85        $129       $166       $270       $23        $ 73       $126       $269
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $85        $131       $168       $275       $24        $ 75       $128       $274
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $87        $135       $176       $290       $25        $ 79       $136       $290
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM GROWTH AND INCOME
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $81        $118       $147       $230       $19        $ 61       $106       $229
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $83        $123       $154       $246       $21        $ 66       $114       $245
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $83        $124       $157       $251       $22        $ 68       $116       $251
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $85        $128       $164       $267       $23        $ 72       $124       $266
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM GROWTH OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $85        $130       $167       $272       $24        $ 74       $127       $271
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $87        $134       $174       $287       $25        $ 78       $134       $287
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $87        $136       $177       $292       $26        $ 80       $137       $292
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $89        $140       $184       $307       $27        $ 85       $145       $307
-----------------------------------------------------------------------------------------------------------------------------

                                         If you do not Surrender your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------
PUTNAM AMERICAN GOVERNMENT INCOME
--------------------------------------
  Without any optional benefits           $24        $ 74       $127       $272
--------------------------------------
  With Optional Death Benefit             $26        $ 79       $135       $287
--------------------------------------
  With Earnings Protection Benefit        $26        $ 81       $138       $292
--------------------------------------
  With both optional benefits             $28        $ 85       $145       $307
--------------------------------------
PUTNAM ASIA PACIFIC GROWTH
--------------------------------------
  Without any optional benefits           $27        $ 82       $139       $295
--------------------------------------
  With Optional Death Benefit             $28        $ 86       $147       $310
--------------------------------------
  With Earnings Protection Benefit        $29        $ 88       $149       $315
--------------------------------------
  With both optional benefits             $30        $ 92       $157       $330
--------------------------------------
PUTNAM CAPITAL APPRECIATION
--------------------------------------
  Without any optional benefits           $24        $ 75       $128       $274
--------------------------------------
  With Optional Death Benefit             $26        $ 80       $136       $289
--------------------------------------
  With Earnings Protection Benefit        $26        $ 81       $139       $294
--------------------------------------
  With both optional benefits             $28        $ 86       $146       $309
--------------------------------------
PUTNAM DIVERSIFIED INCOME
--------------------------------------
  Without any optional benefits           $23        $ 71       $121       $260
--------------------------------------
  With Optional Death Benefit             $24        $ 75       $129       $275
--------------------------------------
  With Earnings Protection Benefit        $25        $ 77       $131       $280
--------------------------------------
  With both optional benefits             $27        $ 82       $139       $295
--------------------------------------
PUTNAM THE GEORGE PUTNAM FUND OF
  BOSTON
--------------------------------------
  Without any optional benefits           $23        $ 72       $124       $265
--------------------------------------
  With Optional Death Benefit             $25        $ 77       $131       $280
--------------------------------------
  With Earnings Protection Benefit        $26        $ 78       $134       $285
--------------------------------------
  With both optional benefits             $27        $ 83       $142       $300
--------------------------------------
PUTNAM GLOBAL ASSET ALLOCATION
--------------------------------------
  Without any optional benefits           $23        $ 70       $121       $259
--------------------------------------
  With Optional Death Benefit             $24        $ 75       $128       $274
--------------------------------------
  With Earnings Protection Benefit        $25        $ 77       $131       $279
--------------------------------------
  With both optional benefits             $26        $ 81       $139       $294
--------------------------------------
PUTNAM GLOBAL GROWTH
--------------------------------------
  Without any optional benefits           $22        $ 69       $119       $254
--------------------------------------
  With Optional Death Benefit             $24        $ 74       $126       $270
--------------------------------------
  With Earnings Protection Benefit        $24        $ 75       $129       $275
--------------------------------------
  With both optional benefits             $26        $ 80       $137       $290
--------------------------------------
PUTNAM GROWTH AND INCOME
--------------------------------------
  Without any optional benefits           $20        $ 62       $107       $230
--------------------------------------
  With Optional Death Benefit             $22        $ 67       $114       $246
--------------------------------------
  With Earnings Protection Benefit        $22        $ 68       $117       $251
--------------------------------------
  With both optional benefits             $24        $ 73       $125       $267
--------------------------------------
PUTNAM GROWTH OPPORTUNITIES
--------------------------------------
  Without any optional benefits           $24        $ 74       $127       $272
--------------------------------------
  With Optional Death Benefit             $26        $ 79       $135       $287
--------------------------------------
  With Earnings Protection Benefit        $26        $ 81       $138       $292
--------------------------------------
  With both optional benefits             $28        $ 85       $145       $307
--------------------------------------

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                             If you Surrender your Contract:             If you annuitize your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM HEALTH SCIENCES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $84        $128       $163       $265       $23        $ 72       $123       $264
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $86        $132       $171       $280       $24        $ 76       $131       $279
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $86        $134       $173       $285       $25        $ 78       $133       $284
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $88        $138       $180       $300       $26        $ 82       $141       $300
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM HIGH YIELD
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $83        $125       $158       $253       $22        $ 68       $117       $253
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $85        $129       $165       $269       $23        $ 73       $125       $268
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $85        $131       $168       $274       $24        $ 74       $128       $273
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $87        $135       $175       $289       $25        $ 79       $135       $289
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM INCOME
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $83        $123       $155       $248       $21        $ 67       $115       $247
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $84        $128       $163       $264       $23        $ 71       $123       $263
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $85        $129       $165       $269       $23        $ 73       $125       $268
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $86        $133       $173       $284       $25        $ 78       $133       $283
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $86        $133       $173       $284       $25        $ 78       $133       $283
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $88        $138       $180       $299       $26        $ 82       $140       $299
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $88        $139       $182       $304       $27        $ 84       $143       $304
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $90        $144       $190       $319       $28        $ 88       $151       $318
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH AND INCOME
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $86        $132       $171       $280       $24        $ 76       $131       $279
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $87        $137       $178       $295       $26        $ 81       $138       $295
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $88        $138       $180       $300       $26        $ 82       $141       $300
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $89        $143       $188       $315       $28        $ 87       $149       $314
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $90        $145       $192       $323       $29        $ 89       $153       $322
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $92        $149       $199       $337       $30        $ 94       $160       $337
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $92        $151       $201       $342       $31        $ 96       $163       $342
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $94        $155       $208       $356       $32        $100       $170       $356
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM INVESTORS
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $83        $124       $157       $252       $22        $ 68       $117       $252
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $85        $129       $165       $268       $23        $ 73       $125       $267
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $85        $130       $167       $273       $24        $ 74       $127       $272
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $87        $135       $175       $288       $25        $ 79       $135       $288
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM MONEY MARKET
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $81        $118       $146       $229       $19        $ 61       $105       $228
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $82        $122       $154       $245       $21        $ 66       $113       $244
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $83        $124       $156       $250       $21        $ 67       $116       $249
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $84        $128       $164       $266       $23        $ 72       $124       $265
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM NEW OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $82        $121       $151       $240       $20        $ 64       $111       $239
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $83        $125       $159       $255       $22        $ 69       $118       $255
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $84        $127       $161       $261       $22        $ 70       $121       $260
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $86        $131       $169       $276       $24        $ 75       $129       $275
-----------------------------------------------------------------------------------------------------------------------------

                                         If you do not Surrender your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------
PUTNAM HEALTH SCIENCES
--------------------------------------
  Without any optional benefits           $23        $ 72       $124       $265
--------------------------------------
  With Optional Death Benefit             $25        $ 77       $131       $280
--------------------------------------
  With Earnings Protection Benefit        $26        $ 78       $134       $285
--------------------------------------
  With both optional benefits             $27        $ 83       $142       $300
--------------------------------------
PUTNAM HIGH YIELD
--------------------------------------
  Without any optional benefits           $22        $ 69       $118       $253
--------------------------------------
  With Optional Death Benefit             $24        $ 74       $126       $269
--------------------------------------
  With Earnings Protection Benefit        $24        $ 75       $128       $274
--------------------------------------
  With both optional benefits             $26        $ 80       $136       $289
--------------------------------------
PUTNAM INCOME
--------------------------------------
  Without any optional benefits           $22        $ 67       $115       $248
--------------------------------------
  With Optional Death Benefit             $23        $ 72       $123       $264
--------------------------------------
  With Earnings Protection Benefit        $24        $ 74       $126       $269
--------------------------------------
  With both optional benefits             $25        $ 78       $134       $284
--------------------------------------
PUTNAM INTERNATIONAL GROWTH
--------------------------------------
  Without any optional benefits           $25        $ 78       $134       $284
--------------------------------------
  With Optional Death Benefit             $27        $ 83       $141       $299
--------------------------------------
  With Earnings Protection Benefit        $27        $ 84       $144       $304
--------------------------------------
  With both optional benefits             $29        $ 89       $151       $319
--------------------------------------
PUTNAM INTERNATIONAL GROWTH AND INCOME
--------------------------------------
  Without any optional benefits           $25        $ 77       $131       $280
--------------------------------------
  With Optional Death Benefit             $27        $ 82       $139       $295
--------------------------------------
  With Earnings Protection Benefit        $27        $ 83       $142       $300
--------------------------------------
  With both optional benefits             $29        $ 88       $149       $315
--------------------------------------
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
--------------------------------------
  Without any optional benefits           $29        $ 90       $153       $323
--------------------------------------
  With Optional Death Benefit             $31        $ 95       $161       $337
--------------------------------------
  With Earnings Protection Benefit        $31        $ 96       $163       $342
--------------------------------------
  With both optional benefits             $33        $101       $171       $356
--------------------------------------
PUTNAM INVESTORS
--------------------------------------
  Without any optional benefits           $22        $ 69       $118       $252
--------------------------------------
  With Optional Death Benefit             $24        $ 73       $125       $268
--------------------------------------
  With Earnings Protection Benefit        $24        $ 75       $128       $273
--------------------------------------
  With both optional benefits             $26        $ 79       $136       $288
--------------------------------------
PUTNAM MONEY MARKET
--------------------------------------
  Without any optional benefits           $20        $ 62       $106       $229
--------------------------------------
  With Optional Death Benefit             $22        $ 66       $114       $245
--------------------------------------
  With Earnings Protection Benefit        $22        $ 68       $117       $250
--------------------------------------
  With both optional benefits             $24        $ 73       $124       $266
--------------------------------------
PUTNAM NEW OPPORTUNITIES
--------------------------------------
  Without any optional benefits           $21        $ 65       $111       $240
--------------------------------------
  With Optional Death Benefit             $23        $ 70       $119       $255
--------------------------------------
  With Earnings Protection Benefit        $23        $ 71       $122       $261
--------------------------------------
  With both optional benefits             $25        $ 76       $129       $276
--------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------

                                             If you Surrender your Contract:             If you annuitize your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM NEW VALUE
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $84        $127       $162       $262       $23        $ 71       $122       $261
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $86        $131       $169       $277       $24        $ 75       $129       $276
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $86        $133       $172       $282       $25        $ 77       $132       $281
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $88        $137       $179       $297       $26        $ 81       $139       $297
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM OTC & EMERGING GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $85        $130       $167       $273       $24        $ 74       $127       $272
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $87        $135       $175       $288       $25        $ 79       $135       $288
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $87        $136       $177       $293       $26        $ 80       $137       $293
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $89        $141       $184       $308       $27        $ 85       $145       $308
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM RESEARCH
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $85        $128       $164       $267       $23        $ 72       $124       $266
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $86        $133       $172       $282       $25        $ 77       $132       $281
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $87        $134       $174       $287       $25        $ 78       $134       $287
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $88        $139       $181       $302       $27        $ 83       $142       $302
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM SMALL CAP VALUE
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $89        $141       $186       $311       $28        $ 86       $147       $310
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $91        $146       $193       $326       $29        $ 90       $154       $325
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $91        $147       $196       $331       $30        $ 92       $157       $330
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $93        $152       $203       $345       $31        $ 96       $164       $344
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM TECHNOLOGY FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $88        $138       $181       $301       $27        $ 83       $141       $301
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $90        $143       $188       $316       $28        $ 87       $149       $315
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $90        $144       $191       $321       $29        $ 89       $152       $320
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $92        $149       $198       $336       $30        $ 93       $159       $335
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM UTILITIES GROWTH AND INCOME
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $83        $124       $157       $252       $22        $ 68       $117       $252
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $85        $129       $165       $268       $23        $ 73       $125       $267
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $85        $130       $167       $273       $24        $ 74       $127       $272
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $87        $135       $175       $288       $25        $ 79       $135       $288
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VISTA
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $84        $126       $159       $257       $22        $ 69       $119       $256
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $85        $130       $167       $272       $24        $ 74       $127       $271
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $86        $131       $169       $277       $24        $ 75       $129       $276
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $87        $136       $177       $292       $26        $ 80       $137       $292
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VOYAGER
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $82        $120       $150       $238       $20        $ 64       $110       $237
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $83        $125       $158       $253       $22        $ 68       $117       $253
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $84        $126       $160       $259       $22        $ 70       $120       $258
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $85        $131       $168       $274       $24        $ 74       $128       $273
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VOYAGER FUND II
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $86        $133       $172       $282       $25        $ 77       $132       $281
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $88        $137       $179       $297       $26        $ 81       $139       $297
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $88        $139       $181       $302       $27        $ 83       $142       $302
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $90        $143       $189       $317       $28        $ 88       $150       $316
-----------------------------------------------------------------------------------------------------------------------------

                                         If you do not Surrender your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------
PUTNAM NEW VALUE
--------------------------------------
  Without any optional benefits           $23        $ 71       $122       $262
--------------------------------------
  With Optional Death Benefit             $25        $ 76       $130       $277
--------------------------------------
  With Earnings Protection Benefit        $25        $ 78       $132       $282
--------------------------------------
  With both optional benefits             $27        $ 82       $140       $297
--------------------------------------
PUTNAM OTC & EMERGING GROWTH
--------------------------------------
  Without any optional benefits           $24        $ 75       $128       $273
--------------------------------------
  With Optional Death Benefit             $26        $ 79       $136       $288
--------------------------------------
  With Earnings Protection Benefit        $26        $ 81       $138       $293
--------------------------------------
  With both optional benefits             $28        $ 86       $146       $308
--------------------------------------
PUTNAM RESEARCH
--------------------------------------
  Without any optional benefits           $24        $ 73       $125       $267
--------------------------------------
  With Optional Death Benefit             $25        $ 78       $132       $282
--------------------------------------
  With Earnings Protection Benefit        $26        $ 79       $135       $287
--------------------------------------
  With both optional benefits             $27        $ 84       $143       $302
--------------------------------------
PUTNAM SMALL CAP VALUE
--------------------------------------
  Without any optional benefits           $28        $ 86       $147       $311
--------------------------------------
  With Optional Death Benefit             $30        $ 91       $155       $326
--------------------------------------
  With Earnings Protection Benefit        $30        $ 93       $157       $331
--------------------------------------
  With both optional benefits             $32        $ 97       $165       $345
--------------------------------------
PUTNAM TECHNOLOGY FUND
--------------------------------------
  Without any optional benefits           $27        $ 83       $142       $301
--------------------------------------
  With Optional Death Benefit             $29        $ 88       $150       $316
--------------------------------------
  With Earnings Protection Benefit        $29        $ 89       $152       $321
--------------------------------------
  With both optional benefits             $31        $ 94       $160       $336
--------------------------------------
PUTNAM UTILITIES GROWTH AND INCOME
--------------------------------------
  Without any optional benefits           $22        $ 69       $118       $252
--------------------------------------
  With Optional Death Benefit             $24        $ 73       $125       $268
--------------------------------------
  With Earnings Protection Benefit        $24        $ 75       $128       $273
--------------------------------------
  With both optional benefits             $26        $ 79       $136       $288
--------------------------------------
PUTNAM VISTA
--------------------------------------
  Without any optional benefits           $23        $ 70       $120       $257
--------------------------------------
  With Optional Death Benefit             $24        $ 74       $127       $272
--------------------------------------
  With Earnings Protection Benefit        $25        $ 76       $130       $277
--------------------------------------
  With both optional benefits             $26        $ 81       $138       $292
--------------------------------------
PUTNAM VOYAGER
--------------------------------------
  Without any optional benefits           $21        $ 64       $110       $238
--------------------------------------
  With Optional Death Benefit             $22        $ 69       $118       $253
--------------------------------------
  With Earnings Protection Benefit        $23        $ 70       $121       $259
--------------------------------------
  With both optional benefits             $24        $ 75       $128       $274
--------------------------------------
PUTNAM VOYAGER FUND II
--------------------------------------
  Without any optional benefits           $25        $ 78       $132       $282
--------------------------------------
  With Optional Death Benefit             $27        $ 82       $140       $297
--------------------------------------
  With Earnings Protection Benefit        $27        $ 84       $143       $302
--------------------------------------
  With both optional benefits             $29        $ 88       $150       $317
------------------------------------------------------------------------------------------

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


EXAMPLES



PUTNAM HARTFORD CAPITAL ACCESS II



YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.


                                             If you Surrender your Contract:             If you annuitize your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM AMERICAN GOVERNMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $84        $127        N/A        N/A       $28        $ 88        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $86        $131        N/A        N/A       $30        $ 92        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $86        $133        N/A        N/A       $30        $ 94        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $88        $137        N/A        N/A       $32        $ 98        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM ASIA PACIFIC GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $86        $134       $162       $339       $31        $ 95       $161       $339
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $88        $138       $169       $354       $32        $ 99       $169       $353
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $88        $140       $172       $358       $33        $101       $171       $358
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $90        $144       $179       $372       $34        $105       $178       $372
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM CAPITAL APPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $84        $127       $151       $319       $28        $ 88       $151       $318
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $86        $132       $159       $334       $30        $ 93       $158       $333
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $86        $133       $161       $338       $30        $ 94       $161       $338
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $88        $138       $169       $353       $32        $ 99       $168       $352
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM DIVERSIFIED INCOME
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $83        $123       $144       $305       $27        $ 84       $144       $305
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $84        $128       $152       $320       $28        $ 89       $151       $319
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $85        $129       $154       $325       $29        $ 90       $154       $324
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $86        $134       $162       $339       $31        $ 95       $161       $339
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM THE GEORGE PUTNAM FUND OF
  BOSTON
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $83        $125       $147       $310       $27        $ 85       $146       $309
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $85        $129       $154       $325       $29        $ 90       $154       $324
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $85        $131       $157       $330       $30        $ 92       $156       $329
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $87        $135       $164       $344       $31        $ 96       $164       $343
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM GLOBAL ASSET ALLOCATION
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $83        $123       $144       $304       $27        $ 84       $143       $304
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $84        $127       $151       $319       $28        $ 88       $151       $318
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $85        $129       $154       $324       $29        $ 90       $153       $323
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $86        $133       $161       $338       $30        $ 94       $161       $338
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM GLOBAL GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $82        $122       $142       $300       $26        $ 82       $141       $300
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $84        $126       $149       $315       $28        $ 87       $149       $314
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $84        $128       $152       $320       $28        $ 89       $151       $319
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $86        $132       $159       $335       $30        $ 93       $159       $334
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM GROWTH AND INCOME
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $80        $115       $130       $277       $24        $ 75       $129       $276
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $81        $119       $138       $292       $26        $ 80       $137       $292
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $82        $121       $140       $297       $26        $ 81       $139       $297
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $83        $125       $148       $312       $28        $ 86       $147       $311
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM GROWTH OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $84        $127        N/A        N/A       $28        $ 88        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $86        $131        N/A        N/A       $30        $ 92        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $86        $133        N/A        N/A       $30        $ 94        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $88        $137        N/A        N/A       $32        $ 98        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------

                                         If you do not Surrender your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------
PUTNAM AMERICAN GOVERNMENT INCOME
--------------------------------------
  Without any optional benefits           $29        $ 88        N/A        N/A
--------------------------------------
  With Optional Death Benefit             $30        $ 93        N/A        N/A
--------------------------------------
  With Earnings Protection Benefit        $31        $ 94        N/A        N/A
--------------------------------------
  With both optional benefits             $32        $ 99        N/A        N/A
--------------------------------------
PUTNAM ASIA PACIFIC GROWTH
--------------------------------------
  Without any optional benefits           $31        $ 95       $162       $339
--------------------------------------
  With Optional Death Benefit             $33        $100       $169       $354
--------------------------------------
  With Earnings Protection Benefit        $33        $101       $172       $358
--------------------------------------
  With both optional benefits             $35        $106       $179       $372
--------------------------------------
PUTNAM CAPITAL APPRECIATION
--------------------------------------
  Without any optional benefits           $29        $ 89       $151       $319
--------------------------------------
  With Optional Death Benefit             $31        $ 93       $159       $334
--------------------------------------
  With Earnings Protection Benefit        $31        $ 95       $161       $338
--------------------------------------
  With both optional benefits             $33        $ 99       $169       $353
--------------------------------------
PUTNAM DIVERSIFIED INCOME
--------------------------------------
  Without any optional benefits           $28        $ 85       $144       $305
--------------------------------------
  With Optional Death Benefit             $29        $ 89       $152       $320
--------------------------------------
  With Earnings Protection Benefit        $30        $ 91       $154       $325
--------------------------------------
  With both optional benefits             $31        $ 95       $162       $339
--------------------------------------
PUTNAM THE GEORGE PUTNAM FUND OF
  BOSTON
--------------------------------------
  Without any optional benefits           $28        $ 86       $147       $310
--------------------------------------
  With Optional Death Benefit             $30        $ 91       $154       $325
--------------------------------------
  With Earnings Protection Benefit        $30        $ 92       $157       $330
--------------------------------------
  With both optional benefits             $32        $ 97       $164       $344
--------------------------------------
PUTNAM GLOBAL ASSET ALLOCATION
--------------------------------------
  Without any optional benefits           $27        $ 84       $144       $304
--------------------------------------
  With Optional Death Benefit             $29        $ 89       $151       $319
--------------------------------------
  With Earnings Protection Benefit        $30        $ 90       $154       $324
--------------------------------------
  With both optional benefits             $31        $ 95       $161       $338
--------------------------------------
PUTNAM GLOBAL GROWTH
--------------------------------------
  Without any optional benefits           $27        $ 83       $142       $300
--------------------------------------
  With Optional Death Benefit             $29        $ 88       $149       $315
--------------------------------------
  With Earnings Protection Benefit        $29        $ 89       $152       $320
--------------------------------------
  With both optional benefits             $31        $ 94       $159       $335
--------------------------------------
PUTNAM GROWTH AND INCOME
--------------------------------------
  Without any optional benefits           $25        $ 76       $130       $277
--------------------------------------
  With Optional Death Benefit             $26        $ 81       $138       $292
--------------------------------------
  With Earnings Protection Benefit        $27        $ 82       $140       $297
--------------------------------------
  With both optional benefits             $28        $ 87       $148       $312
--------------------------------------
PUTNAM GROWTH OPPORTUNITIES
--------------------------------------
  Without any optional benefits           $29        $ 88        N/A        N/A
--------------------------------------
  With Optional Death Benefit             $30        $ 93        N/A        N/A
--------------------------------------
  With Earnings Protection Benefit        $31        $ 94        N/A        N/A
--------------------------------------
  With both optional benefits             $32        $ 99        N/A        N/A
--------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------

                                             If you Surrender your Contract:             If you annuitize your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM HEALTH SCIENCES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $83        $125       $147       $310       $27        $ 85       $146       $309
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $85        $129       $154       $325       $29        $ 90       $154       $324
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $85        $131       $157       $330       $30        $ 92       $156       $329
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $87        $135       $164       $344       $31        $ 96       $164       $343
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM HIGH YIELD
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $82        $122       $141       $299       $26        $ 82       $140       $299
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $84        $126       $149       $314       $28        $ 87       $148       $313
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $84        $127       $151       $319       $28        $ 88       $151       $318
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $86        $132       $159       $334       $30        $ 93       $158       $333
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM INCOME
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $82        $120       $139       $294       $26        $ 81       $138       $294
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $83        $124       $146       $309       $27        $ 85       $146       $308
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $84        $126       $149       $314       $28        $ 87       $148       $313
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $85        $130       $156       $329       $29        $ 91       $156       $328
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $85        $130       $156       $329       $29        $ 91       $156       $328
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $87        $135       $164       $343       $31        $ 96       $163       $342
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $87        $136       $166       $348       $31        $ 97       $166       $347
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $89        $141       $174       $362       $33        $102       $173       $361
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH AND INCOME
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $85        $129       $154       $325       $29        $ 90       $154       $324
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $86        $134       $162       $339       $31        $ 95       $161       $339
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $87        $135       $164       $344       $31        $ 96       $164       $343
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $88        $140       $172       $358       $33        $101       $171       $358
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $89        $142       $176       $366       $33        $103       $175       $365
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $91        $146       $183       $380       $35        $108       $182       $379
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $91        $148       $185       $384       $35        $109       $185       $384
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $93        $152       $193       $398       $37        $114       $192       $397
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM INVESTORS
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $82        $121       $141       $298       $26        $ 82       $140       $298
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $84        $126       $148       $313       $28        $ 86       $148       $312
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $84        $127       $151       $318       $28        $ 88       $150       $317
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $86        $132       $158       $333       $30        $ 92       $158       $332
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM MONEY MARKET
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $80        $115       $129       $276       $24        $ 75       $129       $275
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $81        $119       $137       $291       $26        $ 80       $136       $291
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $82        $121       $140       $296       $26        $ 81       $139       $296
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $83        $125       $147       $311       $28        $ 86       $147       $310
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM NEW OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $81        $118       $135       $286       $25        $ 78       $134       $286
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $82        $122       $142       $301       $27        $ 83       $141       $301
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $83        $124       $145       $306       $27        $ 84       $144       $306
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $84        $128       $152       $321       $29        $ 89       $152       $320
-----------------------------------------------------------------------------------------------------------------------------

                                         If you do not Surrender your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------
PUTNAM HEALTH SCIENCES
--------------------------------------
  Without any optional benefits           $28        $ 86       $147       $310
--------------------------------------
  With Optional Death Benefit             $30        $ 91       $154       $325
--------------------------------------
  With Earnings Protection Benefit        $30        $ 92       $157       $330
--------------------------------------
  With both optional benefits             $32        $ 97       $164       $344
--------------------------------------
PUTNAM HIGH YIELD
--------------------------------------
  Without any optional benefits           $27        $ 83       $141       $299
--------------------------------------
  With Optional Death Benefit             $28        $ 87       $149       $314
--------------------------------------
  With Earnings Protection Benefit        $29        $ 89       $151       $319
--------------------------------------
  With both optional benefits             $31        $ 93       $159       $334
--------------------------------------
PUTNAM INCOME
--------------------------------------
  Without any optional benefits           $26        $ 81       $139       $294
--------------------------------------
  With Optional Death Benefit             $28        $ 86       $146       $309
--------------------------------------
  With Earnings Protection Benefit        $28        $ 87       $149       $314
--------------------------------------
  With both optional benefits             $30        $ 92       $156       $329
--------------------------------------
PUTNAM INTERNATIONAL GROWTH
--------------------------------------
  Without any optional benefits           $30        $ 92       $156       $329
--------------------------------------
  With Optional Death Benefit             $32        $ 96       $164       $343
--------------------------------------
  With Earnings Protection Benefit        $32        $ 98       $166       $348
--------------------------------------
  With both optional benefits             $34        $103       $174       $362
--------------------------------------
PUTNAM INTERNATIONAL GROWTH AND INCOME
--------------------------------------
  Without any optional benefits           $30        $ 91       $154       $325
--------------------------------------
  With Optional Death Benefit             $31        $ 95       $162       $339
--------------------------------------
  With Earnings Protection Benefit        $32        $ 97       $164       $344
--------------------------------------
  With both optional benefits             $33        $101       $172       $358
--------------------------------------
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
--------------------------------------
  Without any optional benefits           $34        $104       $176       $366
--------------------------------------
  With Optional Death Benefit             $36        $108       $183       $380
--------------------------------------
  With Earnings Protection Benefit        $36        $110       $185       $384
--------------------------------------
  With both optional benefits             $38        $114       $193       $398
--------------------------------------
PUTNAM INVESTORS
--------------------------------------
  Without any optional benefits           $27        $ 82       $141       $298
--------------------------------------
  With Optional Death Benefit             $28        $ 87       $148       $313
--------------------------------------
  With Earnings Protection Benefit        $29        $ 89       $151       $318
--------------------------------------
  With both optional benefits             $30        $ 93       $158       $333
--------------------------------------
PUTNAM MONEY MARKET
--------------------------------------
  Without any optional benefits           $25        $ 76       $129       $276
--------------------------------------
  With Optional Death Benefit             $26        $ 80       $137       $291
--------------------------------------
  With Earnings Protection Benefit        $27        $ 82       $140       $296
--------------------------------------
  With both optional benefits             $28        $ 86       $147       $311
--------------------------------------
PUTNAM NEW OPPORTUNITIES
--------------------------------------
  Without any optional benefits           $26        $ 79       $135       $286
--------------------------------------
  With Optional Death Benefit             $27        $ 83       $142       $301
--------------------------------------
  With Earnings Protection Benefit        $28        $ 85       $145       $306
--------------------------------------
  With both optional benefits             $29        $ 89       $152       $321
--------------------------------------

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                             If you Surrender your Contract:             If you annuitize your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM NEW VALUE
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $83        $124       $145       $307       $27        $ 85       $145       $307
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $85        $128       $153       $322       $29        $ 89       $152       $321
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $85        $130       $155       $327       $29        $ 91       $155       $326
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $87        $134       $163       $341       $31        $ 95       $162       $341
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM OTC & EMERGING GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $84        $127       $151       $318       $28        $ 88       $150       $317
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $86        $132       $158       $333       $30        $ 92       $158       $332
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $86        $133       $161       $337       $30        $ 94       $160       $337
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $88        $137       $168       $352       $32        $ 99       $168       $351
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM RESEARCH
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $83        $125       $148       $312       $28        $ 86       $147       $311
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $85        $130       $155       $327       $29        $ 91       $155       $326
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $86        $131       $158       $332       $30        $ 92       $157       $331
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $87        $136       $165       $346       $31        $ 97       $165       $345
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM SMALL CAP VALUE
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $88        $138       $170       $355       $32        $ 99       $169       $354
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $90        $143       $177       $369       $34        $104       $176       $368
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $90        $144       $180       $373       $34        $106       $179       $373
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $92        $149       $187       $387       $36        $110       $186       $386
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM TECHNOLOGY FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $87        $135        N/A        N/A       $31        $ 96        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $89        $140        N/A        N/A       $33        $101        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $89        $141        N/A        N/A       $33        $102        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $91        $146        N/A        N/A       $35        $107        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM UTILITIES GROWTH AND INCOME
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $82        $121       $141       $298       $26        $ 82       $140       $298
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $84        $126       $148       $313       $28        $ 86       $148       $312
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $84        $127       $151       $318       $28        $ 88       $150       $317
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $86        $132       $158       $333       $30        $ 92       $158       $332
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VISTA
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $82        $122       $143       $302       $27        $ 83       $142       $302
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $84        $127       $150       $317       $28        $ 88       $150       $316
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $85        $128       $153       $322       $29        $ 89       $152       $321
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $86        $133       $160       $337       $30        $ 94       $160       $336
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VOYAGER
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $81        $117       $134       $284       $25        $ 78       $133       $283
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $82        $122       $141       $299       $26        $ 82       $140       $299
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $83        $123       $144       $304       $27        $ 84       $143       $304
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $84        $127       $151       $319       $28        $ 88       $151       $318
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VOYAGER FUND II
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $85        $130       $155       $327       $29        $ 91       $155       $326
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $87        $134       $163       $341       $31        $ 95       $162       $341
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $87        $136       $165       $346       $31        $ 97       $165       $345
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $89        $140       $173       $360       $33        $101       $172       $360
-----------------------------------------------------------------------------------------------------------------------------

                                         If you do not Surrender your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------
PUTNAM NEW VALUE
--------------------------------------
  Without any optional benefits           $28        $ 85       $145       $307
--------------------------------------
  With Optional Death Benefit             $29        $ 90       $153       $322
--------------------------------------
  With Earnings Protection Benefit        $30        $ 91       $155       $327
--------------------------------------
  With both optional benefits             $31        $ 96       $163       $341
--------------------------------------
PUTNAM OTC & EMERGING GROWTH
--------------------------------------
  Without any optional benefits           $29        $ 89       $151       $318
--------------------------------------
  With Optional Death Benefit             $30        $ 93       $158       $333
--------------------------------------
  With Earnings Protection Benefit        $31        $ 95       $161       $337
--------------------------------------
  With both optional benefits             $32        $ 99       $168       $352
--------------------------------------
PUTNAM RESEARCH
--------------------------------------
  Without any optional benefits           $28        $ 87       $148       $312
--------------------------------------
  With Optional Death Benefit             $30        $ 91       $155       $327
--------------------------------------
  With Earnings Protection Benefit        $30        $ 93       $158       $332
--------------------------------------
  With both optional benefits             $32        $ 97       $165       $346
--------------------------------------
PUTNAM SMALL CAP VALUE
--------------------------------------
  Without any optional benefits           $33        $100       $170       $355
--------------------------------------
  With Optional Death Benefit             $34        $105       $177       $369
--------------------------------------
  With Earnings Protection Benefit        $35        $106       $180       $373
--------------------------------------
  With both optional benefits             $36        $111       $187       $387
--------------------------------------
PUTNAM TECHNOLOGY FUND
--------------------------------------
  Without any optional benefits           $32        $ 97        N/A        N/A
--------------------------------------
  With Optional Death Benefit             $33        $102        N/A        N/A
--------------------------------------
  With Earnings Protection Benefit        $34        $103        N/A        N/A
--------------------------------------
  With both optional benefits             $35        $108        N/A        N/A
--------------------------------------
PUTNAM UTILITIES GROWTH AND INCOME
--------------------------------------
  Without any optional benefits           $27        $ 82       $141       $298
--------------------------------------
  With Optional Death Benefit             $28        $ 87       $148       $313
--------------------------------------
  With Earnings Protection Benefit        $29        $ 89       $151       $318
--------------------------------------
  With both optional benefits             $30        $ 93       $158       $333
--------------------------------------
PUTNAM VISTA
--------------------------------------
  Without any optional benefits           $27        $ 84       $143       $302
--------------------------------------
  With Optional Death Benefit             $29        $ 88       $150       $317
--------------------------------------
  With Earnings Protection Benefit        $29        $ 90       $153       $322
--------------------------------------
  With both optional benefits             $31        $ 94       $160       $337
--------------------------------------
PUTNAM VOYAGER
--------------------------------------
  Without any optional benefits           $25        $ 78       $134       $284
--------------------------------------
  With Optional Death Benefit             $27        $ 83       $141       $299
--------------------------------------
  With Earnings Protection Benefit        $27        $ 84       $144       $304
--------------------------------------
  With both optional benefits             $29        $ 89       $151       $319
--------------------------------------
PUTNAM VOYAGER FUND II
--------------------------------------
  Without any optional benefits           $30        $ 91       $155       $327
--------------------------------------
  With Optional Death Benefit             $31        $ 96       $163       $341
--------------------------------------
  With Earnings Protection Benefit        $32        $ 97       $165       $346
--------------------------------------
  With both optional benefits             $33        $102       $173       $360
----------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
--------------------------------------------------------------------------------


EXAMPLES



PUTNAM HARTFORD CAPITAL MANAGER PLUS



You would pay the following expenses on a $1,000 investment at the end of the applicable time period assuming a 5% annual return on assets.


                                             If you Surrender your Contract:             If you annuitize your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM AMERICAN GOVERNMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $105       $169       $222       $322       $59        $ 89       $151       $321
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $107       $174       $230       $337       $60        $ 93       $159       $336
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $107       $175       $233       $342       $61        $ 95       $162       $341
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $109       $180       $240       $356       $62        $100       $170       $356
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM ASIA PACIFIC GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $108       $176       $234       $345       $61        $ 96       $163       $344
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $109       $180       $242       $359       $63        $101       $171       $359
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $110       $182       $244       $364       $63        $102       $174       $364
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $111       $186       $252       $379       $65        $107       $181       $378
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM CAPITAL APPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $105       $170       $223       $324       $59        $ 89       $153       $323
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $107       $174       $231       $339       $60        $ 94       $160       $338
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $108       $176       $234       $344       $61        $ 96       $163       $343
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $109       $180       $241       $358       $62        $100       $171       $358
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM DIVERSIFIED INCOME
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $104       $166       $216       $309       $57        $ 85       $145       $309
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $106       $170       $224       $325       $59        $ 90       $153       $324
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $106       $172       $226       $330       $59        $ 91       $156       $329
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $108       $176       $234       $345       $61        $ 96       $163       $344
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM THE GEORGE PUTNAM FUND
  OF BOSTON
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $105       $167       $219       $314       $58        $ 86       $148       $314
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $106       $172       $226       $330       $59        $ 91       $156       $329
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $107       $173       $229       $335       $60        $ 93       $158       $334
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $108       $178       $237       $350       $61        $ 97       $166       $349
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM GLOBAL ASSET ALLOCATION
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $104       $165       $215       $308       $57        $ 85       $145       $308
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $105       $170       $223       $324       $59        $ 89       $153       $323
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $106       $171       $226       $329       $59        $ 91       $155       $328
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $108       $176       $234       $344       $61        $ 96       $163       $343
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM GLOBAL GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $103       $164       $213       $304       $57        $ 83       $143       $303
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $105       $169       $221       $320       $58        $ 88       $150       $319
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $106       $170       $224       $325       $59        $ 90       $153       $324
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $107       $175       $231       $340       $60        $ 94       $161       $339
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM GROWTH AND INCOME
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $101       $157       $201       $280       $54        $ 76       $130       $279
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $103       $161       $209       $296       $56        $ 81       $138       $295
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $103       $163       $212       $301       $56        $ 82       $141       $300
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $105       $168       $220       $316       $58        $ 87       $149       $316
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM GROWTH OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $105       $169       $222       $322       $59        $ 89       $151       $321
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $107       $174       $230       $337       $60        $ 93       $159       $336
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $107       $175       $233       $342       $61        $ 95       $162       $341
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $109       $180       $240       $356       $62        $100       $170       $356
-----------------------------------------------------------------------------------------------------------------------------

                                         If you do not Surrender your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------
PUTNAM AMERICAN GOVERNMENT INCOME
--------------------------------------
  Without any optional benefits           $29        $ 89       $152       $322
--------------------------------------
  With Optional Death Benefit             $31        $ 94       $160       $337
--------------------------------------
  With Earnings Protection Benefit        $31        $ 96       $163       $342
--------------------------------------
  With both optional benefits             $33        $100       $170       $356
--------------------------------------
PUTNAM ASIA PACIFIC GROWTH
--------------------------------------
  Without any optional benefits           $32        $ 97       $164       $345
--------------------------------------
  With Optional Death Benefit             $33        $101       $172       $359
--------------------------------------
  With Earnings Protection Benefit        $34        $103       $174       $364
--------------------------------------
  With both optional benefits             $35        $107       $182       $379
--------------------------------------
PUTNAM CAPITAL APPRECIATION
--------------------------------------
  Without any optional benefits           $29        $ 90       $153       $324
--------------------------------------
  With Optional Death Benefit             $31        $ 95       $161       $339
--------------------------------------
  With Earnings Protection Benefit        $31        $ 96       $164       $344
--------------------------------------
  With both optional benefits             $33        $101       $171       $358
--------------------------------------
PUTNAM DIVERSIFIED INCOME
--------------------------------------
  Without any optional benefits           $28        $ 86       $146       $309
--------------------------------------
  With Optional Death Benefit             $29        $ 90       $154       $325
--------------------------------------
  With Earnings Protection Benefit        $30        $ 92       $156       $330
--------------------------------------
  With both optional benefits             $32        $ 97       $164       $345
--------------------------------------
PUTNAM THE GEORGE PUTNAM FUND
  OF BOSTON
--------------------------------------
  Without any optional benefits           $28        $ 87       $149       $314
--------------------------------------
  With Optional Death Benefit             $30        $ 92       $156       $330
--------------------------------------
  With Earnings Protection Benefit        $31        $ 93       $159       $335
--------------------------------------
  With both optional benefits             $32        $ 98       $167       $350
--------------------------------------
PUTNAM GLOBAL ASSET ALLOCATION
--------------------------------------
  Without any optional benefits           $28        $ 85       $145       $308
--------------------------------------
  With Optional Death Benefit             $29        $ 90       $153       $324
--------------------------------------
  With Earnings Protection Benefit        $30        $ 92       $156       $329
--------------------------------------
  With both optional benefits             $31        $ 96       $164       $344
--------------------------------------
PUTNAM GLOBAL GROWTH
--------------------------------------
  Without any optional benefits           $27        $ 84       $143       $304
--------------------------------------
  With Optional Death Benefit             $29        $ 89       $151       $320
--------------------------------------
  With Earnings Protection Benefit        $29        $ 90       $154       $325
--------------------------------------
  With both optional benefits             $31        $ 95       $161       $340
--------------------------------------
PUTNAM GROWTH AND INCOME
--------------------------------------
  Without any optional benefits           $25        $ 77       $131       $280
--------------------------------------
  With Optional Death Benefit             $26        $ 81       $139       $296
--------------------------------------
  With Earnings Protection Benefit        $27        $ 83       $142       $301
--------------------------------------
  With both optional benefits             $29        $ 88       $150       $316
--------------------------------------
PUTNAM GROWTH OPPORTUNITIES
--------------------------------------
  Without any optional benefits           $29        $ 89       $152       $322
--------------------------------------
  With Optional Death Benefit             $31        $ 94       $160       $337
--------------------------------------
  With Earnings Protection Benefit        $31        $ 96       $163       $342
--------------------------------------
  With both optional benefits             $33        $100       $170       $356
--------------------------------------

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                             If you Surrender your Contract:             If you annuitize your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM HEALTH SCIENCES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $105       $167       $219       $314       $58        $ 86       $148       $314
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $106       $172       $226       $330       $59        $ 91       $156       $329
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $107       $173       $229       $335       $60        $ 93       $158       $334
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $108       $178       $237       $350       $61        $ 97       $166       $349
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM HIGH YIELD
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $103       $164       $213       $303       $57        $ 83       $142       $302
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $105       $168       $221       $319       $58        $ 88       $150       $318
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $105       $170       $223       $324       $59        $ 89       $153       $323
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $107       $174       $231       $339       $60        $ 94       $160       $338
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM INCOME
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $103       $162       $210       $298       $56        $ 81       $139       $297
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $104       $167       $218       $313       $58        $ 86       $147       $313
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $105       $168       $221       $319       $58        $ 88       $150       $318
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $107       $173       $228       $334       $60        $ 92       $158       $333
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $107       $173       $228       $334       $60        $ 92       $158       $333
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $108       $177       $236       $349       $61        $ 97       $165       $348
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $109       $179       $239       $354       $62        $ 99       $168       $353
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $110       $183       $246       $368       $63        $103       $176       $367
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH AND INCOME
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $106       $172       $226       $330       $59        $ 91       $156       $329
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $108       $176       $234       $345       $61        $ 96       $163       $344
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $108       $178       $237       $350       $61        $ 97       $166       $349
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $110       $182       $244       $364       $63        $102       $174       $364
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $110       $182       $244       $364       $63        $102       $174       $364
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $111       $186       $252       $379       $65        $107       $181       $378
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $112       $188       $254       $383       $65        $108       $184       $383
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $113       $192       $262       $398       $67        $113       $191       $397
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM INVESTORS
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $103       $163       $212       $302       $56        $ 83       $142       $301
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $105       $168       $220       $318       $58        $ 87       $149       $317
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $105       $170       $223       $323       $59        $ 89       $152       $322
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $107       $174       $230       $338       $60        $ 94       $160       $337
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM MONEY MARKET
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $101       $156       $201       $279       $54        $ 76       $130       $278
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $103       $161       $209       $295       $56        $ 80       $138       $294
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $103       $163       $211       $300       $56        $ 82       $140       $299
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $105       $167       $219       $315       $58        $ 87       $148       $315
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM NEW OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $102       $160       $206       $290       $55        $ 79       $135       $289
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $104       $164       $214       $305       $57        $ 84       $143       $304
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $104       $166       $216       $310       $57        $ 85       $146       $310
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $106       $170       $224       $326       $59        $ 90       $154       $325
-----------------------------------------------------------------------------------------------------------------------------

                                         If you do not Surrender your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------
PUTNAM HEALTH SCIENCES
--------------------------------------
  Without any optional benefits           $28        $ 87       $149       $314
--------------------------------------
  With Optional Death Benefit             $30        $ 92       $156       $330
--------------------------------------
  With Earnings Protection Benefit        $31        $ 93       $159       $335
--------------------------------------
  With both optional benefits             $32        $ 98       $167       $350
--------------------------------------
PUTNAM HIGH YIELD
--------------------------------------
  Without any optional benefits           $27        $ 84       $143       $303
--------------------------------------
  With Optional Death Benefit             $29        $ 88       $151       $319
--------------------------------------
  With Earnings Protection Benefit        $29        $ 90       $153       $324
--------------------------------------
  With both optional benefits             $31        $ 95       $161       $339
--------------------------------------
PUTNAM INCOME
--------------------------------------
  Without any optional benefits           $27        $ 82       $140       $298
--------------------------------------
  With Optional Death Benefit             $28        $ 87       $148       $313
--------------------------------------
  With Earnings Protection Benefit        $29        $ 88       $151       $319
--------------------------------------
  With both optional benefits             $30        $ 93       $158       $334
--------------------------------------
PUTNAM INTERNATIONAL GROWTH
--------------------------------------
  Without any optional benefits           $30        $ 93       $158       $334
--------------------------------------
  With Optional Death Benefit             $32        $ 98       $166       $349
--------------------------------------
  With Earnings Protection Benefit        $33        $ 99       $169       $354
--------------------------------------
  With both optional benefits             $34        $104       $176       $368
--------------------------------------
PUTNAM INTERNATIONAL GROWTH AND INCOME
--------------------------------------
  Without any optional benefits           $30        $ 92       $156       $330
--------------------------------------
  With Optional Death Benefit             $32        $ 97       $164       $345
--------------------------------------
  With Earnings Protection Benefit        $32        $ 98       $167       $350
--------------------------------------
  With both optional benefits             $34        $103       $174       $364
--------------------------------------
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
--------------------------------------
  Without any optional benefits           $34        $103       $174       $364
--------------------------------------
  With Optional Death Benefit             $35        $107       $182       $379
--------------------------------------
  With Earnings Protection Benefit        $36        $109       $184       $383
--------------------------------------
  With both optional benefits             $37        $114       $192       $398
--------------------------------------
PUTNAM INVESTORS
--------------------------------------
  Without any optional benefits           $27        $ 83       $142       $302
--------------------------------------
  With Optional Death Benefit             $29        $ 88       $150       $318
--------------------------------------
  With Earnings Protection Benefit        $29        $ 90       $153       $323
--------------------------------------
  With both optional benefits             $31        $ 94       $160       $338
--------------------------------------
PUTNAM MONEY MARKET
--------------------------------------
  Without any optional benefits           $25        $ 76       $131       $279
--------------------------------------
  With Optional Death Benefit             $26        $ 81       $139       $295
--------------------------------------
  With Earnings Protection Benefit        $27        $ 83       $141       $300
--------------------------------------
  With both optional benefits             $29        $ 87       $149       $315
--------------------------------------
PUTNAM NEW OPPORTUNITIES
--------------------------------------
  Without any optional benefits           $26        $ 80       $136       $290
--------------------------------------
  With Optional Death Benefit             $27        $ 84       $144       $305
--------------------------------------
  With Earnings Protection Benefit        $28        $ 86       $146       $310
--------------------------------------
  With both optional benefits             $30        $ 91       $154       $326
--------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
--------------------------------------------------------------------------------

                                             If you Surrender your Contract:             If you annuitize your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM NEW VALUE
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $104       $166       $217       $311       $57        $ 86       $146       $311
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $106       $171       $225       $327       $59        $ 90       $154       $326
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $106       $172       $227       $332       $60        $ 92       $157       $331
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $108       $177       $235       $347       $61        $ 97       $164       $346
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM OTC & EMERGING GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $105       $169       $222       $322       $59        $ 89       $151       $321
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $107       $174       $230       $337       $60        $ 93       $159       $336
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $107       $175       $233       $342       $61        $ 95       $162       $341
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $109       $180       $240       $356       $62        $100       $170       $356
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM RESEARCH
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $105       $168       $220       $316       $58        $ 87       $149       $316
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $106       $172       $227       $332       $60        $ 92       $157       $331
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $107       $174       $230       $337       $60        $ 93       $159       $336
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $108       $178       $238       $352       $62        $ 98       $167       $351
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM SMALL CAP VALUE
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $109       $181       $242       $360       $63        $101       $172       $360
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $111       $185       $250       $375       $64        $106       $179       $374
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $111       $187       $252       $380       $65        $107       $182       $379
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $113       $191       $260       $394       $66        $112       $189       $393
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM TECHNOLOGY FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $108       $178       $237       $351       $62        $ 98       $166       $350
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $110       $182       $245       $365       $63        $102       $174       $364
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $110       $184       $247       $370       $64        $104       $177       $369
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $112       $188       $255       $384       $65        $109       $184       $384
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM UTILITIES GROWTH AND INCOME
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $103       $163       $212       $302       $56        $ 83       $142       $301
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $105       $168       $220       $318       $58        $ 87       $149       $317
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $105       $170       $223       $323       $59        $ 89       $152       $322
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $107       $174       $230       $338       $60        $ 94       $160       $337
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VISTA
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $104       $165       $214       $306       $57        $ 84       $144       $305
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $105       $169       $222       $322       $59        $ 89       $151       $321
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $106       $171       $225       $327       $59        $ 90       $154       $326
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $107       $175       $233       $342       $61        $ 95       $162       $341
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VOYAGER
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $102       $159       $205       $288       $55        $ 78       $134       $287
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $103       $164       $213       $303       $57        $ 83       $142       $302
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $104       $165       $215       $308       $57        $ 85       $145       $308
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $105       $170       $223       $324       $59        $ 89       $153       $323
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VOYAGER FUND II
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $106       $172       $227       $332       $60        $ 92       $157       $331
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $108       $177       $235       $347       $61        $ 97       $164       $346
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $108       $178       $238       $352       $62        $ 98       $167       $351
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $110       $183       $245       $366       $63        $103       $175       $365
-----------------------------------------------------------------------------------------------------------------------------

                                         If you do not Surrender your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------
PUTNAM NEW VALUE
--------------------------------------
  Without any optional benefits           $28        $ 86       $147       $311
--------------------------------------
  With Optional Death Benefit             $30        $ 91       $155       $327
--------------------------------------
  With Earnings Protection Benefit        $30        $ 92       $157       $332
--------------------------------------
  With both optional benefits             $32        $ 97       $165       $347
--------------------------------------
PUTNAM OTC & EMERGING GROWTH
--------------------------------------
  Without any optional benefits           $29        $ 89       $152       $322
--------------------------------------
  With Optional Death Benefit             $31        $ 94       $160       $337
--------------------------------------
  With Earnings Protection Benefit        $31        $ 96       $163       $342
--------------------------------------
  With both optional benefits             $33        $100       $170       $356
--------------------------------------
PUTNAM RESEARCH
--------------------------------------
  Without any optional benefits           $29        $ 88       $150       $316
--------------------------------------
  With Optional Death Benefit             $30        $ 92       $157       $332
--------------------------------------
  With Earnings Protection Benefit        $31        $ 94       $160       $337
--------------------------------------
  With both optional benefits             $32        $ 99       $168       $352
--------------------------------------
PUTNAM SMALL CAP VALUE
--------------------------------------
  Without any optional benefits           $33        $102       $172       $360
--------------------------------------
  With Optional Death Benefit             $35        $106       $180       $375
--------------------------------------
  With Earnings Protection Benefit        $35        $108       $182       $380
--------------------------------------
  With both optional benefits             $37        $112       $190       $394
--------------------------------------
PUTNAM TECHNOLOGY FUND
--------------------------------------
  Without any optional benefits           $32        $ 98       $167       $351
--------------------------------------
  With Optional Death Benefit             $34        $103       $175       $365
--------------------------------------
  With Earnings Protection Benefit        $34        $105       $177       $370
--------------------------------------
  With both optional benefits             $36        $109       $185       $384
--------------------------------------
PUTNAM UTILITIES GROWTH AND INCOME
--------------------------------------
  Without any optional benefits           $27        $ 83       $142       $302
--------------------------------------
  With Optional Death Benefit             $29        $ 88       $150       $318
--------------------------------------
  With Earnings Protection Benefit        $29        $ 90       $153       $323
--------------------------------------
  With both optional benefits             $31        $ 94       $160       $338
--------------------------------------
PUTNAM VISTA
--------------------------------------
  Without any optional benefits           $28        $ 85       $144       $306
--------------------------------------
  With Optional Death Benefit             $29        $ 89       $152       $322
--------------------------------------
  With Earnings Protection Benefit        $30        $ 91       $155       $327
--------------------------------------
  With both optional benefits             $31        $ 96       $163       $342
--------------------------------------
PUTNAM VOYAGER
--------------------------------------
  Without any optional benefits           $26        $ 79       $135       $288
--------------------------------------
  With Optional Death Benefit             $27        $ 84       $143       $303
--------------------------------------
  With Earnings Protection Benefit        $28        $ 85       $145       $308
--------------------------------------
  With both optional benefits             $29        $ 90       $153       $324
--------------------------------------
PUTNAM VOYAGER FUND II
--------------------------------------
  Without any optional benefits           $30        $ 92       $157       $332
--------------------------------------
  With Optional Death Benefit             $32        $ 97       $165       $347
--------------------------------------
  With Earnings Protection Benefit        $32        $ 99       $168       $352
--------------------------------------
  With both optional benefits             $34        $103       $175       $366
--------------------------------------------------------------------------------------------------------------



ACCUMULATION UNIT VALUES FOR THE CONTRACTS APPEAR IN APPENDIX III.

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE ONE OF THESE ANNUITIES?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. If you select Putnam Hartford Capital Manager your first Premium Payment must be at least $1,000. If you select Putnam Hartford Capital Access II or Putnam Hartford Capital Manager Plus, your first Premium Payment must be at least $10,000. Your subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase
Program-Registered Trademark- or are part of certain retirement plans.

 - For a limited time, usually within ten days after you receive your Contract, you may cancel your Annuity. You will not have to pay a Contingent Deferred Sales Charge during this time. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation. If you cancel Putnam Hartford Capital Manager Plus, we will take back the Payment Enhancement credited to your Contract Value.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase any of these Contracts.

We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract. The percentage used to calculate the Contingent Deferred Sales Charge is determined by the variable annuity you purchase.

IF YOU SELECT PUTNAM HARTFORD CAPITAL MANAGER, THE PERCENTAGE IS EQUAL TO:

  NUMBER OF YEARS FROM     CONTINGENT DEFERRED
     PREMIUM PAYMENT          SALES CHARGE
----------------------------------------------
         1 year                   7%
----------------------------------------------
         2 years                  6%
----------------------------------------------
         3 years                  6%
----------------------------------------------
         4 years                  5%
----------------------------------------------
         5 years                  4%
----------------------------------------------
         6 years                  3%
----------------------------------------------
         7 years                  2%
----------------------------------------------
     8 years or more              0%
----------------------------------------------

IF YOU SELECT PUTNAM HARTFORD CAPITAL ACCESS II, THE PERCENTAGE IS EQUAL TO:

  NUMBER OF YEARS FROM     CONTINGENT DEFERRED
     PREMIUM PAYMENT          SALES CHARGE
----------------------------------------------
            1                     6%
----------------------------------------------
            2                     5%
----------------------------------------------
            3                     4%
----------------------------------------------
        4 or more                 0%
----------------------------------------------

IF YOU SELECT PUTNAM HARTFORD CAPITAL MANAGER PLUS, THE PERCENTAGE IS EQUAL TO:

  NUMBER OF YEARS FROM     CONTINGENT DEFERRED
     PREMIUM PAYMENT          SALES CHARGE
----------------------------------------------
         1 year                   8%
----------------------------------------------
         2 years                  8%
----------------------------------------------
         3 years                  8%
----------------------------------------------
         4 years                  8%
----------------------------------------------
         5 years                  7%
----------------------------------------------
         6 years                  6%
----------------------------------------------
         7 years                  5%
----------------------------------------------
     8 years or more              0%
----------------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

x  The Annual Withdrawal Amount

x Premium Payments or earnings that have been in your Contract for more than the Contingent Deferred Sales Charge period.

x Payment Enhancements or earnings, if you purchase Putnam Hartford Capital Manager Plus

x  Distributions made due to death

x  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay three other types of charges each year.

 - The first type of charge is the fee you pay for insurance. This charge is a mortality and expense risk charge that is subtracted daily.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
--------------------------------------------------------------------------------

If you select Putnam Hartford Capital Manager, the mortality and expense risk charge is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.

If you select Putnam Hartford Capital Access II, the mortality and expense risk charge is equal to an annual charge of 1.50% of your Contract Value invested in the Funds.

If you select Putnam Hartford Capital Manager Plus, the mortality and expense risk charge is equal to an annual charge or 1.50% of your Contract Value invested in the Funds.

 -  The second type of charge is the fee you pay for the Separate Account:

If you select Putnam Hartford Capital Manager or Putnam Hartford Capital Manager Plus, this charge is an administrative charge of .15% of the Contract Values held in the Separate Account. If you select Putnam Hartford Capital Access II, this charge is an administrative charge of .20% of the Contract Values held in the Separate Account.

 - The third type of charge is the fee you pay for the Funds. The Class IB Shares available with the Putnam Hartford Capital Access II and Putnam Hartford Capital Manager Plus include a .15% 12b-1 fee.

Fund charges are deducted daily based on the amount you have invested in the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.

If you elected the Optional Death Benefit, you will also pay a charge that is deducted daily until we begin to make Annuity Payouts that is equal to an annual charge of .15% of your Contract Value invested in the Funds.


If you elect the Earnings Protection Benefit (available starting on January 29,
2001), we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.


CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts, or after Annuity Payouts begin under the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Annuity with Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options.

x You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.
x You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us and will be the greater of:

 - The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

 - The Contract Value of your Contract. If you select Putnam Hartford Capital Manager Plus, your Contract Value will be reduced by any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit; or

 - Your Maximum Anniversary Value, which is described below. If you select Putnam Hartford Capital Manager Plus, your Maximum Anniversary Value will be reduced by any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. If you select Putnam Hartford Capital Manager Plus, your Anniversary Value is also increased by the dollar amount of any Payment Enhancements made since that Anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

This Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greater of:

 - the total Premium Payments you have made to us minus the dollar amount of any partial Surrenders,

 - the Contract Value of your Contract. If you select Putnam Hartford Capital Manager Plus, your Contract Value will be reduced by any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit; or

 - your Maximum Anniversary Value or your Interest Accumulation Value. If you select Putnam Hartford Capital Manager Plus, your Maximum Anniversary Value will be reduced by any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit.

The Interest Accumulation Value prior to the deceased's date of death or 81st birthday, whichever is earlier is equal to:

 - Your Contract Value on the date the Optional Death Benefit is added. If you select Putnam Hartford Capital

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

    Manager Plus, your Contract Value will be reduced by any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit.

 - Plus any Premium Payments made after the date the Optional Death Benefit is added. If you select Putnam Hartford Capital Manager Plus, your Premium Payments will be reduced by any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit.

 - Minus any partial Surrenders taken after the Optional Death Benefit was added;

 -  Compounded daily at an annual rate of 5.0%.


The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington. Once you elect the Optional Death Benefit, you cannot cancel it.



You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit will be available starting on January 29, 2001. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.



If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greater of:



- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or



- The Maximum Anniversary Value, or



- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.



If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.



Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.


WHAT ANNUITY PAYMENT OPTIONS ARE AVAILABLE?

When it comes time for us to make Annuity Payouts, you may choose one of the following Annuity Payout Options:

- Life Annuity

- Life Annuity with Cash Refund

- Life Annuity with Payments for a Period Certain

- Joint and Last Survivor Life Annuity

- Joint and Last Survivor Life Annuity with Payments for a Period Certain, and

- Payments For a Period Certain.

We may make other Annuity Payout Options available at any time.


You must begin to take Annuity Payouts by the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Automatic Annuity Payouts will be fixed-dollar amount Annuity Payouts, variable-dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
--------------------------------------------------------------------------------

WHAT ARE THE PRIMARY DIFFERENCES BETWEEN THE CONTRACTS?

This table highlights the chief differences between the Contracts:


                              PUTNAM HARTFORD              PUTNAM HARTFORD              PUTNAM HARTFORD
                              CAPITAL MANAGER             CAPITAL ACCESS II          CAPITAL MANAGER PLUS
MINIMUM PURCHASE        $1,000                       $10,000                      $10,000
AMOUNT
CLASS OF SHARES OF      Class IA                     Class IB which includes a    Class IB which includes a
FUNDS                                                .15% 12b-1 fee               .15% 12b-1 fee
FIXED ACCUMULATION      Yes                          Yes                          Yes
FEATURE
SALES CHARGE            No                           No                           No
CONTINGENT DEFERRED     Year            Charge       Year            Charge       Year            Charge
SALES CHARGE            1               7%           1               6%           1               8%
                        2               6%           2               5%           2               8%
                        3               6%           3               4%           3               8%
                        4               5%           4               0%           4               8%
                        5               4%                                        5               7%
                        6               3%                                        6               6%
                        7               2%                                        7               5%
                        8               0%                                        8               0%
ANNUAL MAINTENANCE FEE  $30 each Contract            $30 each Contract            $30 each Contract
                        Anniversary or upon          Anniversary or upon          Anniversary or upon
                        Surrender if Contract Value  Surrender if Contract Value  Surrender if Contract Value
                        is less than $50,000         is less than $50,000         is less than $50,000
MORTALITY AND EXPENSE   1.25% of Sub-Account Value   1.50% of Sub-Account Value   1.50% of Sub-Account Value
RISK CHARGE
ADMINISTRATIVE CHARGE   0.15% of Sub-Account Value   0.20% of Sub-Account Value   0.15% of Sub-Account Value
OPTIONAL DEATH BENEFIT  0.15% of Sub-Account Value   0.15% of Sub-Account Value   0.15% of Sub-Account Value
                        until annuitization          until annuitization          until annuitization
EARNINGS PROTECTION     0.20% of Sub-Account Value   0.20% of Sub-Account Value   0.20% of Sub-Account Value
BENEFIT                 until annuitization          until annuitization          until annuitization
ANNUAL WITHDRAWAL       15% of the Premium Payments  10% of the Premium Payments  10% of the Premium Payments
AMOUNT                  each Contract Year without   each Contract Year without   each Contract Year without
                        a Contingent Deferred Sales  a Contingent Deferred Sales  a Contingent Deferred Sales
                        Charge                       Charge                       Charge


GENERAL CONTRACT INFORMATION
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING          BASIS OF RATING
--------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.               4/1/00         A+      Financial performance
--------------------------------------------------------------------------------
 Standard & Poor's           8/1/00        AA       Insurer financial strength
--------------------------------------------------------------------------------
 Fitch                       5/1/00        AA+      Financial Strength
--------------------------------------------------------------------------------


These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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Separate Account was established on March 1, 1993 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the Commission of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of Separate Account under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate
Account:

- Holds assets for the benefit of you and other Contract Owners, and the persons entitled to the payments described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account which holds assets of other variable annuity contracts offered by the Separate Account which are not described in this Prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Annuity will equal the total of the payments you make to us.

THE FUNDS

The Sub-Accounts purchase shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). The shares of each Fund have been divided into Class IA and Class IB. If you purchase Putnam Hartford Capital Manager, the Sub-Accounts you choose purchase Class IA shares of Putnam Variable Trust. If you purchase Putnam Hartford Capital Access II or Putnam Hartford Capital Manager Plus, the Sub-Accounts you choose purchase Class IB shares of Putnam Variable Trust. Class IB shares include a .15% 12b-1 fee.

Putnam Investment Management, Inc. ("Putnam Management") serves as the investment manager for the Funds. Putnam Management is ultimately controlled by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying prospectus for the Funds, and the Statement of Additional Information, which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

Regardless of class of shares, the investment goals of each of the Funds are as follows:

PUTNAM VT AMERICAN GOVERNMENT INCOME FUND -- Seeks high current income with preservation of capital as its secondary objective.

PUTNAM VT ASIA PACIFIC GROWTH FUND -- Seeks capital appreciation.

PUTNAM VT CAPITAL APPRECIATION FUND -- Seeks capital appreciation.

PUTNAM VT DIVERSIFIED INCOME FUND -- Seeks as high a level of current income as Putnam Management believes is consistent with capital preservation. The Fund invests in higher-yielding, lower-rated securities commonly referred to as "junk bonds". See the special considerations for, and risks associated with, investments in these securities described in the Fund prospectus.

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON -- Seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.

PUTNAM VT GLOBAL ASSET ALLOCATION FUND -- Seeks a high level of long-term total return consistent with preservation of capital.

PUTNAM VT GLOBAL GROWTH FUND -- Seeks capital appreciation.

PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income.

PUTNAM VT GROWTH OPPORTUNITIES FUND -- Seeks capital appreciation.

PUTNAM VT HEALTH SCIENCES FUND -- Seeks capital appreciation.

PUTNAM VT HIGH YIELD FUND -- Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income. The Fund invests in higher-yielding, lower-rated securities commonly referred to as "junk bonds". See the special considerations for, and risks associated with, investments in these securities described in the Fund prospectus.

PUTNAM VT INCOME FUND -- Seeks high current income consistent with what Putnam Management believes to be prudent risk.

PUTNAM VT INTERNATIONAL GROWTH FUND -- Seeks capital appreciation.

PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND -- Seeks capital growth. Current income is a secondary objective.

PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND -- Seeks long term capital appreciation.

PUTNAM VT INVESTORS FUND -- Seeks long-term growth of capital and any increased income that results from this growth.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
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PUTNAM VT MONEY MARKET FUND -- Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity.

PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation.

PUTNAM VT NEW VALUE FUND -- Seeks long-term capital appreciation.

PUTNAM VT OTC & EMERGING GROWTH FUND -- Seeks capital appreciation.

PUTNAM VT RESEARCH FUND -- Seeks capital appreciation.

PUTNAM VT SMALL CAP VALUE FUND -- Seeks capital appreciation.

PUTNAM VT TECHNOLOGY FUND -- Seeks capital appreciation.

PUTNAM VT UTILITIES GROWTH AND INCOME FUND -- Seeks capital growth and current income.

PUTNAM VT VISTA FUND -- Seeks capital appreciation.

PUTNAM VT VOYAGER FUND -- Seeks capital appreciation.

PUTNAM VT VOYAGER FUND II -- Seeks long-term growth of capital.

The Funds are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.

Subject to the general oversight of the Trustees of Putnam Variable Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Funds prospectus for a more complete description of Putnam Management and the respective fees of the Funds.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding". As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of Contracts Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of

26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning Sub-Accounts offered by each of the Contracts. Performance information will be different for each of the Contracts to the extent their charges and fees are different. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated since the inception of the Sub-Account for one, five, and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period and assumes the Optional Death Benefit has not been elected.

The Separate Account may also advertise NON-STANDARDIZED TOTAL RETURNS that predate the inception of the Separate Account. These non-standard total returns are calculated by assuming that the Sub-Accounts have been in existence for the same time periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: The net investment income per unit earned during a one month period, divided by the unit value on the last day of the period. This figure reflects the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized; i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

THE FIXED ACCUMULATION FEATURE
--------------------------------------------------------------------------------

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

You may allocate some or all of your Premium Payments, Payment Enhancements or Contract Values to the Fixed Accumulation Feature. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts.

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 3% per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
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IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS: Currently, you may enroll in a special pre-authorized transfer program known as our DCA Plus Program (the "Program"). Under the DCA Plus Program, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into the Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers to any of the Sub-Accounts under either the 6 Month Transfer Program or 12 Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. If you select Putnam Hartford Capital Access II or Putnam Hartford Capital Manager Plus, currently the 6-Month and 12-Month Transfer Programs are credited the same interest rate as the Fixed Accumulation Feature. At some time in the future, Hartford may offer interest rates specific to the Transfer Programs.

Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and a final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, you will receive the Fixed Accumulation Feature's current effective interest rate. Any subsequent payments we receive within the Program period selected will be allocated to the Sub-Accounts over the remainder of that Program transfer period.

You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, you will no longer receive the Program interest rate and unless we receive instructions to the contrary, the amounts remaining in the Program may accrue the interest rate currently in effect for the Fixed Accumulation Feature.

We reserve the right to discontinue, modify or amend the Program or any other interest rate program we establish. Any change to the Program will not affect Contract Owners currently enrolled in the Program. This Program may not be available in all states; please contact us to determine if it is available in your state.

You may only have one DCA program in place at one time.

THE CONTRACTS
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PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contracts are individual or group tax-deferred variable annuity contracts. They are designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing a Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.


We have filed the Contract with the Earnings Protection Benefit with the Internal Revenue Service for approval for use in an IRA. For more information, please see "Appendix I -- Information Regarding Tax-Qualified Retirement Plans, Individual Retirement Annuities ("IRAs") Under Section 408." Please consult your qualified tax adviser if you are considering adding the Earnings Protection Benefit to your Contract if it is an IRA.


HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. If you select Putnam Hartford Capital Manager, the

28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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minimum initial Premium Payment is $1,000. If you select Putnam Hartford Capital Access II or Putnam Hartford Capital Manager Plus, the minimum initial Premium Payment is $10,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase Program or are part of certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more.

If you select Putnam Hartford Capital Access II, you and your Annuitant must not be older than age 90 on the date that your Contract is issued.

If you select Putnam Hartford Capital Manager or Putnam Hartford Capital Manager Plus, you and your Annuitant must not be older than age 85 on the date that your Contract is issued.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

WHAT ARE PAYMENT ENHANCEMENTS IN PUTNAM HARTFORD CAPITAL MANAGER PLUS?

If you select Putnam Hartford Capital Manager Plus, each time you make a Premium Payment to your Contract, Hartford will credit your Contract Value with a Payment Enhancement. The Payment Enhancement is based on your cumulative Premium Payments and is equal to:

- 3% of the Premium Payment if your cumulative Premium Payments are less than $50,000

- 4% of the Premium Payment if your cumulative Premium Payments are $50,000 or more

If you make a subsequent Premium Payment that increases your cumulative Premium Payments to $50,000 or more, Hartford will credit an additional Payment Enhancement to your Contract Value equal to 1% of your prior Premium Payments.

The Payment Enhancements will be allocated to the same Accounts and in the same proportion as your Premium Payment.

Hartford has developed a variety of variable annuities to help you meet your goals. We issue variable annuities that do not have Payment Enhancements, but that do have lower mortality and expense risk charges and shorter contingent deferred sales charge periods than Putnam Hartford Capital Manager Plus. When you talk to your financial adviser, you should make sure that an annuity with a Payment Enhancement is a suitable investment for you.

DO I ALWAYS GET TO KEEP MY PAYMENT ENHANCEMENTS IN PUTNAM HARTFORD CAPITAL MANAGER PLUS?

You won't always get to keep the Payment Enhancements credited to your Contract Value. Hartford will take back or "recapture" some or all of the Payment Enhancements under certain circumstances:

- Hartford will take back the Payment Enhancements we credit to your Contract Value if you cancel your Contract during the "Right to Examine" period described in your Contract.

- Hartford will deduct any Payment Enhancements credited to your Contract Value in the 24 months prior to the Annuity Calculation Date when we determine the amount available for Annuity Payouts.

- Hartford will also exclude any Payment Enhancements credited to your Contract Value in the 12 months prior to the date we calculate the Death Benefit when determining the Death Benefit payable.

- Hartford will deduct all Payment Enhancements credited during a period of eligible confinement to a hospital, nursing home or other qualified long-term care facility under the Waiver of Sales Charge Rider if you request a full or partial Surrender.

DO PAYMENT ENHANCEMENTS IN PUTNAM HARTFORD CAPITAL MANAGER PLUS ALWAYS BENEFIT
ME?

Not all of the time. Hartford issues a variety of variable annuities designed to meet different retirement planning goals. Some of our variable annuities have no Payment Enhancement, some have lower mortality and expense risk charges and still others have no contingent deferred sales charge. You and your financial adviser should decide if you may be better off in certain circumstances with one of our other variable annuities. You and your financial adviser should consider some of the following factors when determining which annuity is appropriate for you:

- The length of time that you plan to continue to own your Contract.

- The frequency, amount and timing of any partial Surrenders.

- The amount of your Premium Payments.

- When you plan to annuitize your Contract.

- Whether you might experience an event that results in the loss of some or all of the Payment Enhancements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   29
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We recapture the Payment Enhancements credited in the 24 months prior to the Annuity Calculation Date, in the 12 months prior to the date we receive notice of death, and under certain circumstances, if you are confined to a nursing home. It might not be beneficial to purchase the Contract if you know that you will experience an event that will require Hartford to take back these Payment Enhancements. In addition, although the Contract's fees and charges are lower than many annuities that add a "bonus" or Payment Enhancement, the expenses are higher than some variable annuities without a Payment Enhancement. Over the life of the Contract, the Payment Enhancements you receive may be more than offset by the higher expenses.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age. If you select Putnam Hartford Capital Manager Plus, Hartford will take back the Payment Enhancements credited to your Contract Value if you elect to cancel your Contract.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY CALCULATION DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments, and Payment Enhancements if you select Putnam Hartford Capital Manager Plus, are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments and any Payment Enhancements, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

- The daily mortality and expense risk charge applicable to your Contract adjusted for the number of days in the period, and any other applicable charge, including the Optional Death Benefit charge if elected.

We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Calculation Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- We reserve the right to limit the number of transfers to 12 per Contract Year, with no transfers occurring on consecutive Valuation Days. We also have the right to restrict transfers if we believe that the transfers could have an adverse effect on other Contract Owners. In all states except Florida, Maryland and Oregon, we may:

- Require a minimum time period between each transfer,

- Limit the dollar amount that may be transferred on any one Valuation Day, and

- Not accept transfer requests from an agent acting under a power of attorney for more than one Contract Owner.

We also have a restriction in place that involves individuals who act under a power of attorney for multiple Contract Owners. If the value of the Contract Owners' Accounts add up to more than $2 million, we will not accept transfer instructions from the power of attorney unless the power of attorney has entered into a Third Party Transfer Services Agreement with us.

Some states may have different restrictions.

30                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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FIXED ACCUMULATION FEATURE TRANSFERS: During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer the greater of:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait six months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND ELECTRONIC TRANSFERS -- In most states, you can make transfers:

- By calling us at (800) 521-0538.

- Electronically, when available, by the Internet through our website at http://www.putnaminv.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.
We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us at (800) 521-0538 before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed Power of Attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

Your charges and fees will be determined by whether you purchase Putnam Hartford Capital Manager, Putnam Hartford Capital Access II, or Putnam Hartford Capital Manager Plus.

CONTINGENT DEFERRED SALES CHARGE

You may have to pay a Contingent Deferred Sales Charge. The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is determined by the variable annuity you purchase.

IF YOU SELECT THE PUTNAM HARTFORD CAPITAL MANAGER, THE PERCENTAGE IS EQUAL TO:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   7%
-----------------------------------------
         2                   6%
-----------------------------------------
         3                   6%
-----------------------------------------
         4                   5%
-----------------------------------------
         5                   4%
-----------------------------------------
         6                   3%
-----------------------------------------
         7                   2%
-----------------------------------------
     8 or more               0%
-----------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   31
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IF YOU SELECT PUTNAM HARTFORD CAPITAL ACCESS II, THE PERCENTAGE IS EQUAL TO:

  NUMBER OF YEARS FROM     CONTINGENT DEFERRED
     PREMIUM PAYMENT          SALES CHARGE
----------------------------------------------
            1                     6%
----------------------------------------------
            2                     5%
----------------------------------------------
            3                     4%
----------------------------------------------
        4 or more                 0%
----------------------------------------------

IF YOU SELECT PUTNAM HARTFORD CAPITAL MANAGER PLUS, THE PERCENTAGE IS EQUAL TO:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   8%
-----------------------------------------
         2                   8%
-----------------------------------------
         3                   8%
-----------------------------------------
         4                   8%
-----------------------------------------
         5                   7%
-----------------------------------------
         6                   6%
-----------------------------------------
         7                   5%
-----------------------------------------
     8 or more               0%
-----------------------------------------

For example, assume you purchased Putnam Hartford Capital Manager Plus and made an Initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the Contract Year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 10% of your total Premium Payments or $3,000 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 7% on that amount or $700.00.

- The remaining $2,000 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 8% of the $2,000 or $160.00.

- Your total Contingent Deferred Sales Charge is $860.00.

If you have any questions about these charges, please contact your financial adviser or Hartford.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:


- ANNUAL WITHDRAWAL AMOUNT: During the Contingent Deferred Sales Charge period from each Premium Payment, you may, each Contract Year, take partial Surrenders up to an Annual Withdrawal Amount, which is a percentage of the total Premium Payments. If you select Putnam Hartford Capital Manager, the Annual Withdrawal Amount is 15% of total Premium Payments. If you select Putnam Hartford Capital Manager Plus or Putnam Hartford Capital Access II, the Annual Withdrawal Amount is 10% of total Premium Payments. You may not take more than your Annual Withdrawal Amount each year, even if you did not take your Annual Withdrawal Amount the previous year. The Annual Withdrawal Amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.


UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- Upon eligible confinement as described in the Waiver of Sales Charge Rider. We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility by Medicare; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 90 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you. Once you elect this waiver, Hartford will not accept any subsequent Premium Payments. In addition, if you select Putnam Hartford Capital Manager Plus, if you request a full or partial Surrender during confinement, we will deduct from your Contract Value any Payment Enhancements credited during the time you were confined.

- For Required Minimum Distributions. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Upon death of the Annuitant or Contract Owner. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies, unless the Contract Owner is not a natural person (e.g. a trust).

- Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is fully Surrendered during the Contingent Deferred Sales

32                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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  Charge period under an Annuity Payout Option which allows Surrenders.

- Upon cancellation during the Right to Cancel Period


SURRENDER ORDER -- During the Contingent Deferred Sales Charge period all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings, and then from any Payment Enhancements. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.



After the Contingent Deferred Sales Charge period, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than the Contingent Deferred Sales Charge period, then from any Payment Enhancements credited for more than the initial Contingent Deferred Sales Charge period, and then from Premium Payments invested for less than the Contingent Deferred Sales Charge period. Only Premium Payments invested for less than the Contingent Deferred Sales Charge period are subject to a Contingent Deferred Sales Charge.


MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contracts, we deduct a daily charge.

If you select Putnam Hartford Capital Manager, we deduct a daily charge equal to an annual charge of 1.25% of Sub-Account Value.

If you select Putnam Hartford Capital Access II we deduct a daily charge equal to an annual charge of 1.50% of Sub-Account Value.

If you select Putnam Hartford Capital Manager Plus, we deduct a daily charge equal to an annual charge of 1.50% of Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

  During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

  Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. We would be required to make these payments if the Payout Option chosen is the Life Annuity, Life Annuity With Payments for a Period Certain or Joint and Last Survivor Life Annuity Payout Option. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

  Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will not be affected by
  (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. We also reserve the right to waive the Annual Maintenance Fee under certain other conditions.

ADMINISTRATIVE CHARGE

For administration, if you select Putnam Hartford Capital Manager or Putnam Hartford Capital Manager Plus, we deduct a daily charge at the rate of .15% per year against Contract Values held in the Separate Account before and after we begin to make Annuity Payouts. If you select Putnam Hartford Capital Access II, we deduct a daily charge at the rate of .20% per year against Contract Values held in the Separate Account before and after we begin to make Annuity Payouts. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   33
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PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. If you select Putnam Hartford Capital Access II or Putnam Hartford Capital Manager Plus, the net asset value of the Fund also reflects a fee called a "12b-1" fee to cover costs of the sale and distribution of the Fund's Class IB shares. These charges are described in the Funds' prospectuses accompanying this prospectus.
OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis which is equal to an annual charge of .15% of your Contract Value invested in the Funds.

PAYMENT ENHANCEMENTS -- If you select Putnam Hartford Capital Manager Plus, no specific charges are assessed to cover the expenses of the Payment Enhancement. Rather, the combination of charges and fees within the Contract, including the Mortality and Expense Risk Charge and the Contingent Deferred Sales Charge, are set at a level sufficient to cover the cost of offering the enhancements. As with all of its investment products, Hartford expects to make a profit on the sale of the Contract, however, there are no additional profits inherent with the structure of the Contract when compared with any other product we offer.


EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit (available starting on January 29, 2001), we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.


WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

DEATH BENEFITS

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?
The Death Benefit is the amount we will pay upon the death of the Contract Owner or the Annuitant. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

 - The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

 - The Contract Value of your Contract. If you select Putnam Hartford Capital Manager Plus, your Contract Value will be reduced by any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit; or

 - Your Maximum Anniversary Value, which is described below. If you select Putnam Hartford Capital Manager Plus, your Maximum Anniversary Value will be reduced by any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. If you select Putnam Hartford Capital Manager Plus, your Anniversary Value is also increased by the dollar amount of any Payment Enhancements made since that Anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

The Maximum Anniversary Value is only calculated until the earlier of the Contract Owner or Annuitant's 81st birthday or death.

You may also elect the Optional Death Benefit for an additional fee. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

If you elect the Optional Death Benefit, the Death Benefit prior to the deceased's date of death or the deceased's 81st birthday, whichever is earlier, will be the greater of:

 - the total Premium Payments you have made to us minus the dollar amount of any partial Surrenders,

34                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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 - the Contract Value of your Contract. If you select Putnam Hartford Capital Manager Plus, your Contract Value will be reduced by any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit; or

 - your Maximum Anniversary Value or your Interest Accumulation Value. If you select Putnam Hartford Capital Manager Plus, your Maximum Anniversary Value will be reduced by any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit.

The Interest Accumulation Value prior to the deceased's date of death or 81st birthday, whichever is earlier is equal to:

 - Your Contract Value on the date the Optional Death Benefit is added. If you select Putnam Hartford Capital Manager Plus, your Contract Value will be reduced by any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit.

 - Plus any Premium Payments made after the date the Optional Death Benefit is added. If you select Putnam Hartford Capital Manager Plus, your Premium Payments will be reduced by any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit.

 - Minus any partial Surrenders taken after the Optional Death Benefit was added;

 -  Compounded daily at an annual rate of 5.0%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduced the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments, and applicable Payment Enhancements, or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of the Contract Value on the date the Optional Death Benefit was added, plus 200% of any Premium Payments made since the addition of the Optional Death Benefit less proportional adjustments for any Surrenders from that date.


If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis that is equal to an annual charge of .15% of your Contract Value invested in the Funds. The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington. Once you elect the Optional Death Benefit, you cannot cancel it.



If you purchase your Putnam Hartford Capital Access II Contract after September 30, 1999, you must elect the Optional Death Benefit at the time you send us your initial Premium Payment.



You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit will be available starting on January 29, 2001. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.



If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greater of:



- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or



- The Maximum Anniversary Value; or



- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.



We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.



We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.



Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.



Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   35
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FOR EXAMPLE: Assuming that:



- The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,



- You elected the Earnings Protection Benefit when you purchased your Contract,



- You made a single Premium Payment of $100,000,



- You took no partial Surrenders.



- The Contract Value on the date we receive proof of death was $400,000.



Hartford would calculate the Contract gain as follows:



- Contract Value on the date we receive proof of death equals $400,000,



- minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.



To determine if the cap applies:



- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),



- plus Premium Payments made since that date ($0),



- minus Premium Payments made in the 12 months prior to death ($0),



Which equals $100,000. The cap is 200% of $100,000 which is $200,000.



In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.



Before you purchase the Earnings Protection Benefit, you should also consider the following.



- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.



- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.



- If you transfer ownership of your Contract to someone other than your spouse who would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.



For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."


HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

The Beneficiary may elect, under the Annuity Proceeds Settlement Option, to leave proceeds from the Death Benefit with us for up to five years from the date of the Contract Owner's death if the Contract Owner died before the Annuity Commencement Date. Once we receive a certified death certificate or other legal document acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges, if applicable.

REQUIRED DISTRIBUTIONS: If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS: The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the contract owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. This spousal continuation is available only once for each Contract. If

36                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit.


If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .          AND . . .                   AND . . .                 THEN THE . . .
Contract Owner                There is a surviving joint  The Annuitant is living or  Joint Contract Owner
                              Contract Owner              deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Designated Beneficiary
                              joint Contract Owner        deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Contract Owner's estate
                              joint Contract Owner and    deceased                    receives the Death
                              the Beneficiary                                         Benefit.
                              predeceases the Contract
                              Owner
Annuitant                     The Contract Owner is       There is no named           The Contract Owner becomes
                              living                      Contingent Annuitant        the Contingent Annuitant
                                                                                      and the Contract
                                                                                      continues.
Annuitant                     The Contract Owner is       The Contingent Annuitant    Contingent Annuitant
                              living                      is living                   becomes the Annuitant, and
                                                                                      the Contract continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner
Annuitant                     The Contract Owner is living              Contract Owner receives the Death
                                                                        Benefit.
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                        Death Benefit.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. There are two restrictions

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. If your Contract was issued in Texas, a remaining value of $500 is not required to continue the Contract if Premium Payments were made in the last two Contract Years.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   37
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SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments For a Period Certain or Payments for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "period certain" you select under the Annuity Payout Option.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

We will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will reduce the remaining Annuity Payouts during the remaining Period Certain. The remaining Annuity payouts are reduced by the same percentage as the percentage of Commuted Value Surrendered. If the partial Surrender represented 25% of the Commuted Value, the total of the remaining Annuity Payouts would be reduced by 25%.

Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR:

If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES  -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

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ANNUITY PAYOUTS

This section describes what happens when we begin to make regular Annuity Payouts from your Contract. You, as the Contract Owner, should answer five questions:

1. When do you want Annuity Payouts to begin?

2. Which Annuity Payout Option do you want to use?

3. How often do you want to receive Annuity Payouts?

4. What is the Assumed Investment Return?

5. Do you want fixed dollar amount or variable dollar amount Annuity Payouts?


Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.


1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date. If you select Putnam Hartford Capital Manager Plus, we will deduct any Payment Enhancements credited in the 24 months before the Annuity Calculation Date from your Contract Value when we determine the amount available for Annuity Payouts.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary after the death of the Contract Owner and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY -- We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH CASH REFUND -- We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value on the Annuity Calculation Date minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN -- We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

For Qualified Contracts, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

JOINT AND LAST SURVIVOR LIFE ANNUITY -- We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts; either fixed or variable, after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN -- We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary has two choices, to continue Annuity Payouts for the remainder of the guaranteed number of years or to receive the Commuted Value in one sum.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   39
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When choosing this Annuity Payout Option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed-dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN -- We will make payments for a specified time.

If you select Putnam Hartford Capital Manager, the minimum period that you can select is 10 years during the first two Contract years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age.

If you select Putnam Hartford Capital Access II you may select any period between 5 years and 100 years minus the Annuitant's age.

If you select Putnam Hartford Capital Manager Plus, you can select any number of year between 10 years and 100 years minus the Annuitant's age.

If the Annuitant dies prior to the end of the period selected, we will pay your Beneficiary the present value of the remaining payments, either in a lump sum payment or we will continue payments until the end of the period selected

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, AND PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.


- AUTOMATIC ANNUITY PAYOUTS FOR NON-QUALIFIED CONTRACTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed-dollar amount Annuity Payouts, variable-dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.



- AUTOMATIC ANNUITY PAYOUTS FOR QUALIFIED CONTRACTS AND CONTRACTS ISSUED IN TEXAS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity Payout Option. Automatic Annuity Payouts will be fixed-dollar amount Annuity Payouts, variable-dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.


3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE
  ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity

Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. A higher AIR may result in smaller potential growth in the Annuity Payouts. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater.

For example, if the second monthly Annuity Payout is the same as the first, the sub-accounts earned exactly the same return as the AIR. If the second monthly Annuity Payout is more than the first, the sub-accounts earned more than the AIR. If the second Annuity Payout is less than the first, the sub-account earned less than the AIR.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

40                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED-DOLLAR AMOUNT, VARIABLE-DOLLAR AMOUNT OR A COMBINATION OF BOTH?

You may choose an Annuity Payout Option with fixed-dollar amounts, variable-dollar amounts or a combination of both, depending on your income needs.

FIXED-DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed-dollar amount Annuity Payout begins, you cannot change your selection to receive variable-dollar amount Annuity Payout. You will receive equal fixed-dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed-dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an Annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE-DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable-dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable-dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable-dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable), and,

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table

- the Assumed Investment Return

The total amount of the first variable-dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable-dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

COMBINATION ANNUITY PAYOUTS -- You may choose to receive a combination of fixed-dollar amount and variable-dollar amount annuity payouts as long as they total 100% of your Annuity Payout. For example, you may choose to receive 40% fixed-dollar amount and 60% variable-dollar amount to meet your income needs.

TRANSFER OF ANNUITY UNITS: After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
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INVESTEASE-Registered Trademark- PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender the Annual Withdrawal Amount for your Contract each Contract Year without a Contingent Deferred Sales Charge. If you select Putnam Hartford Capital Manager Plus or Putnam Hartford Capital Access II, you may surrender up to 10% of your total Premium Payments each Contract Year. If you select Putnam Hartford Capital Manager, you may surrender up to 15% of your total Premium Payments each Contract Year. The Automatic Income Program may change based on your instructions after the end of your Contingent Deferral Sales Charge Schedule.

AUTOMATIC REBALANCING PROGRAM -- Automatic Rebalancing is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. Some Contracts offer model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor -- ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.

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OTHER INFORMATION

ASSIGNMENT -- Ownership of a Contract is generally assignable. However, if the Contract is issued to a tax qualified retirement plan, it is possible that the ownership of the Contract may not be transferred or assigned. An assignment of a Non-Qualified Contract may subject the Contract Values or Surrender Value to income taxes and certain penalty taxes.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice. We may modify the Contract, but no modification will effect the amount or term of any Contract unless a modification is required to conform the Contract to applicable Federal or State law. No modification will effect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD: Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.

LEGAL MATTERS AND EXPERTS

There are no material legal proceedings pending to which the Separate Account is a party.


Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life and Annuity Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.


The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

MORE INFORMATION

You may call your Representative if you have any questions or write or call us at the address below:

Hartford Life and Annuity Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085.
Telephone: (800) 521-0538

42                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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FEDERAL TAX CONSIDERATIONS

What are some of the federal tax consequences which affect these Contracts?

A.  GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B.  TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES & GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includible in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   43
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    Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.


 vi. In general, any amount actually received under the Contract as a Death Benefit, including any Optional Death Benefit or Earnings Protection Benefit, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, Hartford believes that for federal tax purposes the Optional Death Benefit and the Earnings Protection Benefit should be treated as an integral part of the Contract's benefits (e.g., as investment protection benefit) and that any charges under the contract for the Optional Death Benefit or the Earnings Protection Benefit should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for the Optional Death Benefit or the Earnings Protection Benefit should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes). If the IRS takes such a contrary position, however, then any Beneficiary of an Optional Death Benefit or an Earnings Protection Benefit may be entitled to claim that some part of such Death Benefit is excludable from gross income for federal tax purposes (e.g., as a death benefit that should be treated for tax purposes as if it were being provided by a separate contract that qualifies as a life insurance contract for tax purposes).


    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this Prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of

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        the recipient and the recipient's designated Beneficiary).

    5. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract". As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph 3.

    f. REQUIRED DISTRIBUTIONS

  i. Death of Contract Owner or Primary Annuitant
    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

     3. If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements
    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary
    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal continuation shall apply only once for this contract.

 3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   45
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requirements in a manner that will maintain adequate diversification.

 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D.  FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is (or is deemed to be) current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E.  GENERAL PROVISIONS AFFECTING TAX-QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G.  GENERATION-SKIPPING TRANSFERS

Under certain circumstances, the Internal Revenue Code may impose a "generation skipping transfer tax" when all or part of an annuity is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Federal tax law may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the Internal Revenue Service.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

SECTION
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DESCRIPTION OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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SAFEKEEPING OF ASSETS
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INDEPENDENT PUBLIC ACCOUNTANTS
----------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS
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CALCULATION OF YIELD AND RETURN
----------------------------------------------------------------------
PERFORMANCE COMPARISONS
----------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. Generally, such contributions may not exceed the lesser of $10,500 (indexed) or 20% of the employee's "includable compensation" for such employee's most recent full year of employment, subject to other adjustments. Special provisions under the Code may allow some employees to elect a different overall limitation.

Tax-sheltered annuity programs under Section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon separation from service;

- upon death or disability; or

- in the case of hardship (and, in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is 33 1/3% of a participant's includable compensation (typically 25% of gross compensation) or, for 2000, $8,000 (indexed), whichever is less. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age.

All of the assets and income of an eligible Deferred Compensation Plan of a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of

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section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- separates from service,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a Deferred Compensation Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Deferred Compensation Plans under section 457 in limited cases.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRA") UNDER SECTION 408


TRADITIONAL IRAs. -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. Distributions from certain tax-qualified retirement plans may be "rolled-over" to an IRA on a tax-deferred basis.


SIMPLE IRAs -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAs -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.


IRAs generally may not invest in life insurance contracts. However, an annuity that is used as an IRA may provide for a death benefit that equals the greater of the premiums paid and the annuity's cash value. The Contract offers an Optional Death Benefit and an Earnings Protection Benefit. The Optional Death Benefit and the Earnings Protection Benefit may exceed the greater of the Contract Value and total Premium Payments less prior surrenders. WE HAVE FILED THE CONTRACT WITH THE OPTIONAL DEATH BENEFIT AND THE EARNINGS PROTECTION BENEFIT WITH THE INTERNAL REVENUE SERVICE FOR APPROVAL FOR USE AS AN IRA. NO ASSURANCE IS GIVEN THAT THESE BENEFITS MEET THE QUALIFICATION REQUIREMENTS FOR AN IRA. Although we regard the Optional Death Benefit and the Earnings Protection Benefit as investment protection features that should not have an adverse tax effect, it is possible that the IRS could take a contrary position regarding tax-qualification or resulting in certain deemed distributions and penalty taxes. You should consult a qualified tax adviser if you are considering adding the Optional Death Benefit or the Earnings Protection Benefit to your Contract if it is an IRA.


5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 2(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distributions that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

IN ADDITION, THE 10% PENALTY TAX DOES NOT APPLY TO A DISTRIBUTION FROM AN IRA THAT IS:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

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If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

(c) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from such other tax-qualified retirement plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions; or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

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APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES



OPTIONAL DEATH BENEFIT EXAMPLES


EXAMPLE 1
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$108,000       Contract Value prior to Surrender equals
  .09259       multiplied by
$105,000       Interest Accumulation Value for a total of
$  9,722       to be deducted from the Interest Accumulation Value equals
$ 95,278       the new Interest Accumulation Value

EXAMPLE 2
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$ 92,000       Contract Value prior to Surrender equals
  .10870       multiplied by
$105,000       Interest Accumulation Value for a total of
$ 11,413       to be deducted from the Interest Accumulation Value equals
$ 93,587       the New Interest Accumulation Value


EARNINGS PROTECTION BENEFIT EXAMPLES



EXAMPLE 1



Assume that:



- You elected the Earnings Protection Benefit when you purchased your Contract,



- You made a single Premium Payment of $100,000,



- On your fifth Contract anniversary, your Contract Value was $150,000,



- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,



- On the day we calculate the Death Benefit, your Contract Value was $140,000,

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- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations,



ADJUSTMENT FOR PARTIAL SURRENDERS



To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:



- Add the amount of the partial Surrender ($40,000) to



- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),



- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),



- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),



- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),



Which equals $-10,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.



CALCULATION OF CONTRACT GAIN



So Hartford would calculate the Contract gain as follows:



- Contract Value on the date we receive proof of death ($140,000),



- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),



- Add any adjustments for partial Surrenders ($0).



So the Contract gain equals $40,000.



CALCULATION OF EARNINGS PROTECTION BENEFIT CAP



To determine if the cap applies:



- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),



- plus Premium Payments made since that date ($0),



- minus Premium Payments made in the 12 months prior to death ($0),



- minus any adjustments for partial Surrenders ($0),



Which equals $100,000. The cap is 200% of $100,000 which is $200,000.



DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT



In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.



EXAMPLE 2



Assume that:



- You elected the Earnings Protection Benefit when you purchased your Contract,



- You made a single Premium Payment of $100,000,



- On your fifth Contract anniversary, your Contract Value was $150,000,



- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,



- On the day we calculate the Death Benefit, your Contract Value was $120,000,



- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations,

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ADJUSTMENT FOR PARTIAL SURRENDERS



To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:



- Add the amount of the partial Surrender ($60,000) to



- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000)



- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),



- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),



- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),



Which equals $+10,000 which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.



CALCULATION OF CONTRACT GAIN



So Hartford would calculate the Contract gain as follows:



- Contract Value on the date we receive proof of death ($120,000),



- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),



- Add any adjustments for partial Surrenders ($10,000),



So the Contract gain equal $30,000.



CALCULATION OF EARNINGS PROTECTION BENEFIT CAP



To determine if the cap applies:



- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),



- plus Premium Payments made since that date ($0),



- minus Premium Payments made in the 12 months prior to death ($0),



- minus any adjustments for partial Surrenders ($10,000)



Which equals $90,000. The cap is 200% of $90,000 which is $180,000.



DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT



In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   53
--------------------------------------------------------------------------------

APPENDIX III -- ACCUMULATION UNIT VALUES

ACCUMULATION UNIT VALUES -- PUTNAM HARTFORD CAPITAL MANAGER

(For an Accumulation Unit outstanding throughout the period)


The following audited information from the financial statements of the Separate Account for the year ended December 31, 1999, has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. The unaudited information which reflects the deduction for the Optional Death Benefit, has been derived from the audited financial statements of the Separate Account. No information is shown for the Putnam American Government Income, Putnam Capital Appreciation, Putnam Growth Opportunities, Putnam Technology and Putnam Voyager Fund II Sub-Accounts because, as of December 31, 1999, the Sub-Accounts had not yet commenced operations. No information is shown for the Earnings Protection Benefit because as of December 31, 1999, the Earnings Protection Benefit was not available.



                                                                        YEAR ENDED
                                                                     DECEMBER 31, 1999
                                                                                  WITH THE
                                                                WITHOUT THE       OPTIONAL
                                                                 OPTIONAL       DEATH BENEFIT
                                                               DEATH BENEFIT     (UNAUDITED)
---------------------------------------------------------------------------------------------
PUTNAM ASIA PACIFIC GROWTH SUB-ACCOUNT (INCEPTION DATE MAY
 1, 1995)
Accumulation Unit Value at beginning of period                    $ 8.552          $ 9.994
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $17.505          $17.488
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         8,029               22
---------------------------------------------------------------------------------------------
PUTNAM DIVERSIFIED INCOME SUB-ACCOUNT (INCEPTION DATE
 SEPTEMBER 15, 1993)
Accumulation Unit Value at beginning of period                    $12.489          $12.713
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $12.532          $12.520
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                        22,092               42
---------------------------------------------------------------------------------------------
PUTNAM THE GEORGE PUTNAM FUND OF BOSTON SUB-ACCOUNT
 (INCEPTION DATE MAY 1, 1998)
Accumulation Unit Value at beginning of period                    $10.242          $10.984
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $10.063          $10.053
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                        14,825              110
---------------------------------------------------------------------------------------------
PUTNAM GLOBAL ASSET ALLOCATION SUB-ACCOUNT (INCEPTION DATE
 FEBRUARY 1, 1988)
Accumulation Unit Value at beginning of period                    $30.256          $31.376
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $33.370          $33.337
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                        15,126                5
---------------------------------------------------------------------------------------------
PUTNAM GLOBAL GROWTH SUB-ACCOUNT (INCEPTION DATE MAY 1,
 1990)
Accumulation Unit Value at beginning of period                    $24.940          $25.979
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $40.580          $40.540
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                        40,918               22
---------------------------------------------------------------------------------------------
PUTNAM GROWTH AND INCOME SUB-ACCOUNT (INCEPTION DATE
 FEBRUARY 1, 1988)
Accumulation Unit Value at beginning of period                    $45.567          $50.800
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $45.646          $45.601
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                       100,158              142
---------------------------------------------------------------------------------------------
PUTNAM HEALTH SCIENCES SUB-ACCOUNT (INCEPTION DATE MAY 1,
 1998)
Accumulation Unit Value at beginning of period                    $10.849          $ 9.840
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $10.277          $10.267
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                        12,308               69
---------------------------------------------------------------------------------------------

54                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                        YEAR ENDED
                                                                     DECEMBER 31, 1999
                                                                                  WITH THE
                                                                WITHOUT THE       OPTIONAL
                                                                 OPTIONAL       DEATH BENEFIT
                                                               DEATH BENEFIT     (UNAUDITED)
---------------------------------------------------------------------------------------------
PUTNAM HIGH YIELD SUB-ACCOUNT (INCEPTION DATE FEBRUARY 1,
 1988)
Accumulation Unit Value at beginning of period                    $23.742          $24.985
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $24.799          $24.774
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                        20,315               35
---------------------------------------------------------------------------------------------
PUTNAM INCOME SUB-ACCOUNT (INCEPTION DATE FEBRUARY 1, 1988)
Accumulation Unit Value at beginning of period                    $21.305          $21.164
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $20.574          $20.554
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                        16,827               26
---------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH SUB-ACCOUNT (INCEPTION DATE
 JANUARY 2, 1997)
Accumulation Unit Value at beginning of period                    $13.403          $14.721
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $21.164          $21.143
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                        16,044               71
---------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH AND INCOME SUB-ACCOUNT
 (INCEPTION DATE JANUARY 2, 1997)
Accumulation Unit Value at beginning of period                    $12.922          $14.490
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $15.876          $15.861
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                        14,449               24
---------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT
 (INCEPTION DATE JANUARY 2, 1997)
Accumulation Unit Value at beginning of period                    $11.226          $12.423
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $22.468          $22.445
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         8,347               16
---------------------------------------------------------------------------------------------
PUTNAM INVESTORS SUB-ACCOUNT (INCEPTION DATE MAY 1, 1998)
Accumulation Unit Value at beginning of period                    $11.432          $12.179
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $14.669          $14.655
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                        30,741              228
---------------------------------------------------------------------------------------------
PUTNAM MONEY MARKET SUB-ACCOUNT (INCEPTION DATE FEBRUARY 1,
 1988)
Accumulation Unit Value at beginning of period                    $ 1.538          $ 1.555
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $ 1.591          $ 1.589
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                       266,227              377
---------------------------------------------------------------------------------------------
PUTNAM NEW OPPORTUNITIES SUB-ACCOUNT (INCEPTION DATE MAY 2,
 1994)
Accumulation Unit Value at beginning of period                    $24.805          $26.455
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $41.424          $41.383
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                        62,624               59
---------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   55
--------------------------------------------------------------------------------

                                                                        YEAR ENDED
                                                                     DECEMBER 31, 1999
                                                                                  WITH THE
                                                                WITHOUT THE       OPTIONAL
                                                                 OPTIONAL       DEATH BENEFIT
                                                               DEATH BENEFIT     (UNAUDITED)
---------------------------------------------------------------------------------------------
PUTNAM NEW VALUE SUB-ACCOUNT (INCEPTION DATE JANUARY 2,
 1997)
Accumulation Unit Value at beginning of period                    $12.151          $13.957
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $12.014          $12.002
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                        12,278               20
---------------------------------------------------------------------------------------------
PUTNAM OTC & EMERGING GROWTH SUB-ACCOUNT (INCEPTION DATE MAY
 1, 1998)
Accumulation Unit Value at beginning of period                    $ 9.980          $11.045
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $22.292          $22.270
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         5,012               45
---------------------------------------------------------------------------------------------
PUTNAM RESEARCH SUB-ACCOUNT (INCEPTION DATE OCTOBER 1, 1998)
Accumulation Unit Value at beginning of period                    $12.497          $13.682
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $15.712          $15.696
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         4,978               65
---------------------------------------------------------------------------------------------
PUTNAM SMALL CAP VALUE SUB-ACCOUNT (INCEPTION DATE APRIL 30,
 1999)
Accumulation Unit Value at beginning of period                    $10.000          $10.000
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $10.251          $10.241
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                           676                6
---------------------------------------------------------------------------------------------
PUTNAM UTILITIES GROWTH AND INCOME SUB-ACCOUNT (INCEPTION
 DATE MAY 4, 1992)
Accumulation Unit Value at beginning of period                    $22.826          $22.609
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $22.360          $22.338
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                        19,114               18
---------------------------------------------------------------------------------------------
PUTNAM VISTA SUB-ACCOUNT (INCEPTION DATE JANUARY 2, 1997)
Accumulation Unit Value at beginning of period                    $14.316          $15.604
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $21.587          $21.566
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                        14,524               36
---------------------------------------------------------------------------------------------
PUTNAM VOYAGER SUB-ACCOUNT (INCEPTION DATE FEBRUARY 1, 1988)
Accumulation Unit Value at beginning of period                    $55.426          $60.816
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $86.479          $86.393
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                        52,779               72
---------------------------------------------------------------------------------------------

56                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES -- PUTNAM HARTFORD CAPITAL ACCESS II

No Accumulation Unit Values are shown for Putnam Hartford Capital Access II, because as of December 31, 1999, the product was not available.

ACCUMULATION UNIT VALUES -- PUTNAM HARTFORD CAPITAL MANAGER PLUS

No Accumulation Unit Values are shown for Putnam Hartford Capital Manager Plus, because as of December 31, 1999, the product was not available.

This form must be completed for all tax sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM

The variable annuity Contract that you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

- attained age 59 1/2,

- separated from service,

- died, or

- become disabled.

Distributions of post December 31, 1988 contributions (excluding any income thereon) may also be made if you have experienced a financial hardship.

Also, there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service.

Also, please be aware that your 403(b) Plan may also offer other financial alternatives other than your Annuity. Please refer to your Plan.

Please complete the following and return to:

    Hartford Life and Annuity Insurance Company
    Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085

Name of Contract Owner/Participant:  ___________________________________________

Address:  ______________________________________________________________________

City or Plan/School District:  _________________________________________________

Date:  _________________________________________________________________________

Contract No.:  _________________________________________________________________

Signature:  ____________________________________________________________________

To obtain a Statement of Additional Information, please complete the form below and mail to:

    Hartford Life and Annuity Insurance Company
    Attn: Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Putnam Hartford Capital Manager, Putnam Hartford Capital Access II, and Putnam Hartford Capital Manager Plus to me at the following address:

--------------------------------------------------------------------------------
                                      Name

--------------------------------------------------------------------------------
                                    Address

--------------------------------------------------------------------------------
                              City/State      Zip Code

                       STATEMENT OF ADDITIONAL INFORMATION

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO
           SERIES VI OF PUTNAM HARTFORD CAPITAL MANAGER VARIABLE ANNUITY
                                       AND
                        PUTNAM HARTFORD CAPITAL ACCESS II
                                       AND
                      PUTNAM HARTFORD CAPITAL MANAGER PLUS


This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.


Date of Prospectus: January 15, 2001

Date of Statement of Additional Information: January 15, 2001






















333-69429

                                TABLE OF CONTENTS


SECTION                                                                                                    PAGE

DESCRIPTION OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY................................................     3

SAFEKEEPING OF ASSETS.....................................................................................     3

INDEPENDENT PUBLIC ACCOUNTANTS............................................................................     3

DISTRIBUTION OF CONTRACTS.................................................................................     4

CALCULATION OF YIELD AND RETURN...........................................................................     4

PERFORMANCE COMPARISONS...................................................................................    18

FINANCIAL STATEMENTS......................................................................................  SA-1

          DESCRIPTION OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                                    HARTFORD'S RATINGS

----------------------------- ---------------------- -------------- ------------------------------------
    Rating Agency                   Effective           Rating                Basis of Rating
                                 Date of Rating
----------------------------- ---------------------- -------------- ------------------------------------
----------------------------- ---------------------- -------------- ------------------------------------
A.M. Best and Company, Inc.          4/1/00               A+        Financial performance
----------------------------- ---------------------- -------------- ------------------------------------
Standard & Poor's                    8/1/00               AA        Insurer financial strength
----------------------------- ---------------------- -------------- ------------------------------------
Fitch                                5/1/00               AA+       Financial strength
----------------------------- ---------------------- -------------- ------------------------------------


These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

                                  SAFEKEEPING OF ASSETS

Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

                            INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                            DISTRIBUTION OF CONTRACTS

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is an affiliate of Hartford. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as that of Hartford.

The securities will be sold by salesperson of HSD who represent Hartford as insurance and variable annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.

HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.

Commissions will be paid by Hartford and will not be more than 7% of premium payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in the prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or Surrender variable insurance products.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to and retained by HSD in its role as Principal Underwriter has been: 1999: $76,623,142.49; 1998: $46,531,128 and 1997:
$66,116,496.  HSD has retained none of these commissions.

                         CALCULATION OF YIELD AND RETURN

YIELD OF A MONEY MARKET SUB-ACCOUNT. As summarized in the prospectus under the heading "Performance Related Information," the yield of a Money Market Sub-Account for a seven day period (the "base period") will be computed by determining the "net change in value" of a hypothetical account having a balance of one unit at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued dividends as declared by the underlying funds, less expense and Contract charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365/7 and subtracting 1 from the result, according to the following formula:

                                                     365/7
         Effective Yield = [(Base Period Return + 1)      ] - 1

A MONEY MARKET SUB-ACCOUNT'S YIELD AND EFFECTIVE YIELD WILL VARY IN RESPONSE TO FLUCTUATIONS IN INTEREST RATES AND IN THE EXPENSES OF THE SUB-ACCOUNT. THE CURRENT YIELD AND EFFECTIVE YIELD REFLECT RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE MAXIMUM ANNUAL MAINTENANCE FEE.

                         PUTNAM HARTFORD CAPITAL MANAGER

 YIELD AND EFFECTIVE YIELD FOR THE SEVEN DAY PERIOD ENDING DECEMBER 31, 1999.

---------------------------------------- ------------------------------------- -------------------------------------
            SUB-ACCOUNT                                YIELD                               EFFECTIVE YIELD
---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------
Putnam Money Market                                     4.09%                                 4.17%
---------------------------------------- ------------------------------------- -------------------------------------

                        PUTNAM HARTFORD CAPITAL ACCESS II
 YIELD AND EFFECTIVE YIELD FOR THE SEVEN DAY PERIOD ENDING DECEMBER 31, 1999.

---------------------------------------- ------------------------------------- -------------------------------------
            SUB-ACCOUNT                                YIELD                               EFFECTIVE YIELD
---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------
Putnam Money Market                                     3.72%                                 3.79%
---------------------------------------- ------------------------------------- -------------------------------------

                      PUTNAM HARTFORD CAPITAL MANAGER PLUS

 YIELD AND EFFECTIVE YIELD FOR THE SEVEN DAY PERIOD ENDING DECEMBER 31, 1999.

---------------------------------------- ------------------------------------- -------------------------------------
            SUB-ACCOUNT                                YIELD                               EFFECTIVE YIELD
---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------
Putnam Money Market                                     3.56%                                 3.63%
---------------------------------------- ------------------------------------- -------------------------------------

YIELD OF SUB-ACCOUNTS. As summarized in the prospectus under the heading "Performance Related Information," yields of Sub-Accounts will be computed by annualizing a recent month's net investment income, divided by a Fund share's net asset value on the last trading day of that month. Net changes in the value of a hypothetical account will assume the change in the underlying mutual fund's "net asset value per share" for the same period in addition to the daily expense charge assessed, at the sub-account level for the respective period. The Sub-Accounts' yields will vary from time to time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Accounts' shares and to the relative risks associated with the investment objectives and policies of the underlying Fund.

THE YIELD REFLECTS RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE ANNUAL MAINTENANCE FEE.

Yield calculations of the Sub-Accounts used for illustration purposes reflect the interest earned by the Sub-Accounts, less applicable asset charges assessed against a Contract Owner's account over the base period. Yield quotations based on a 30 day period were computed by dividing the dividends and interest earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

Example:

                                                             6
Current Yield Formula for the Sub-Account  2[((A-B)/(CD) + 1)  - 1]

Where   A = Dividends and interest earned during the period.
        B = Expenses accrued for the period (net of reimbursements).
        C = The average daily number of units outstanding during the period that were entitled to receive dividends.
        D = The maximum offering price per unit on the last day of the period.

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

                         PUTNAM HARTFORD CAPITAL MANAGER

        YIELD QUOTATION BASED ON A 30 DAY PERIOD ENDED DECEMBER 31, 1999.

------------------------------------------------------------------------------
SUB-ACCOUNT                                        YIELD
------------------------------------- ----------------------------------------
------------------------------------------------------------------------------
Putnam Growth and Income                          0.24%
------------------------------------- ----------------------------------------
Putnam Global Asset Allocation                    0.73%
------------------------------------- ----------------------------------------
Putnam High Yield                                 9.44%
------------------------------------- ----------------------------------------
Putnam Utilities Growth and Income                1.92%
------------------------------------- ----------------------------------------
Putnam Income                                     5.67%
------------------------------------- ----------------------------------------
Putnam Diversified Income                         7.27%
------------------------------------- ----------------------------------------

                         PUTNAM HARTFORD CAPITAL ACCESS II

        YIELD QUOTATION BASED ON A 30 DAY PERIOD ENDED DECEMBER 31, 1999.

----------------------------------------------------------------------------- --------------------------------------
                            SUB-ACCOUNT                                                       YIELD
----------------------------------------------------------------------------- --------------------------------------
----------------------------------------------------------------------------- --------------------------------------
Putnam Growth and Income                                                                     -0.01%
----------------------------------------------------------------------------- --------------------------------------
Putnam Global Asset Allocation                                                                0.48%
----------------------------------------------------------------------------- --------------------------------------
Putnam High Yield                                                                             9.17%
----------------------------------------------------------------------------- --------------------------------------
Putnam Utilities Growth and Income                                                            1.67%
----------------------------------------------------------------------------- --------------------------------------
Putnam Income                                                                                 5.41%
----------------------------------------------------------------------------- --------------------------------------
Putnam Diversified Income                                                                     7.00%
----------------------------------------------------------------------------- --------------------------------------

                      PUTNAM HARTFORD CAPITAL MANAGER PLUS

      YIELD QUOTATION BASED ON A 30 DAY PERIOD ENDED DECEMBER 31, 1999.

----------------------------------------------------------------------------- --------------------------------------
                            SUB-ACCOUNT                                                       YIELD
----------------------------------------------------------------------------- --------------------------------------
----------------------------------------------------------------------------- --------------------------------------
Putnam Growth and Income                                                                     -0.16%
----------------------------------------------------------------------------- --------------------------------------
Putnam Global Asset Allocation                                                                0.26%
----------------------------------------------------------------------------- --------------------------------------
Putnam High Yield                                                                             9.01%
----------------------------------------------------------------------------- --------------------------------------
Putnam Utilities Growth and Income                                                            1.52%
----------------------------------------------------------------------------- --------------------------------------
Putnam Income                                                                                 5.26%
----------------------------------------------------------------------------- --------------------------------------
Putnam Diversified Income                                                                     6.85%
----------------------------------------------------------------------------- --------------------------------------

CALCULATION OF TOTAL RETURN. As summarized in the prospectus under the heading "Performance Related Information", total return is a measure of the change in value of an investment in a Sub-Account over the period covered and assumes that the Optional Death Benefit has not been elected. The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge and the $30.00 Annual Maintenance Fee (if applicable) and (3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Standardized total return will be calculated for one year, five years, and ten years or some other relevant periods if a Sub-Account has not been in existence for at least ten years.

The following are the standardized average annual total return quotations for the Sub-Accounts. No information is shown for the Putnam American Government Income, Putnam Capital Appreciation, Putnam Growth Opportunities, Putnam Technology or Putnam Voyager II Sub-Accounts because, as of December 31, 1999, the Sub-Accounts had not yet commenced operations.

                         PUTNAM HARTFORD CAPITAL MANAGER

            STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR YEAR ENDED
                                DECEMBER 31, 1999

--------------------------------- --------------- ------------- --------------- ---------------- -------------------
                                     SEPARATE                                                           SINCE
           SUB-ACCOUNT               ACCOUNT        1 YEAR          5 YEAR          10 YEAR          INCEPTION OF
                                    INCEPTION                                                          SEPARATE
                                      DATE                                                             ACCOUNT
--------------------------------- --------------- ------------- --------------- ---------------- -------------------
--------------------------------- --------------- ------------- --------------- ---------------- -------------------
Putnam Asia Pacific Growth            5/1/95         94.69%          N/A              N/A              8.62%
--------------------------------- --------------- ------------- --------------- ---------------- -------------------
Putnam Diversified Income            9/15/93         -9.65%         2.09%             N/A              -0.12%
--------------------------------- --------------- ------------- --------------- ---------------- -------------------
Putnam The George Putnam Fund         5/1/98        -11.75%          N/A              N/A             -11.16%
of Boston
--------------------------------- --------------- ------------- --------------- ---------------- -------------------
Putnam Global Asset Allocation       5/20/91         0.30%          12.59%            N/A              9.32%
--------------------------------- --------------- ------------- --------------- ---------------- -------------------
Putnam Global Growth                 5/20/91         52.71%         22.52%            N/A              15.24%
--------------------------------- --------------- ------------- --------------- ---------------- -------------------
Putnam Growth and Income             5/20/91         -9.83%         15.28%            N/A              11.03%
--------------------------------- --------------- ------------- --------------- ---------------- -------------------
Putnam Health Sciences                5/1/98        -15.27%          N/A              N/A              -5.75%
--------------------------------- --------------- ------------- --------------- ---------------- -------------------
Putnam High Yield                    5/20/91         -5.55%         4.04%             N/A              7.68%
--------------------------------- --------------- ------------- --------------- ---------------- -------------------
Putnam Income                        5/20/91        -13.43%         2.44%             N/A              3.30%
--------------------------------- --------------- ------------- --------------- ---------------- -------------------
Putnam International Growth           1/2/97         47.91%          N/A              N/A              24.42%
--------------------------------- --------------- ------------- --------------- ---------------- -------------------
Putnam International Growth and       1/2/97         12.86%          N/A              N/A              12.43%
Income
--------------------------------- --------------- ------------- --------------- ---------------- -------------------
Putnam International New              1/2/97         90.14%          N/A              N/A              26.64%
Opportunities
--------------------------------- --------------- ------------- --------------- ---------------- -------------------
Putnam Investors                      5/1/98         18.32%          N/A              N/A              19.20%
--------------------------------- --------------- ------------- --------------- ---------------- -------------------
Putnam Money Market                  5/20/91         -6.59%         -0.02%            N/A              -0.03%
--------------------------------- --------------- ------------- --------------- ---------------- -------------------
Putnam New Opportunities              5/2/94         57.00%         28.67%            N/A              26.12%
--------------------------------- --------------- ------------- --------------- ---------------- -------------------

--------------------------------- --------------- ------------- --------------- ---------------- -------------------
                                     SEPARATE                                                           SINCE
           SUB-ACCOUNT               ACCOUNT        1 YEAR          5 YEAR          10 YEAR          INCEPTION OF
                                    INCEPTION                                                          SEPARATE
                                      DATE                                                             ACCOUNT
--------------------------------- --------------- ------------- --------------- ---------------- -------------------
--------------------------------- --------------- ------------- --------------- ---------------- -------------------
Putnam New Value                      1/2/97        -11.13%          N/A              N/A              1.67%
--------------------------------- --------------- ------------- --------------- ---------------- -------------------
Putnam OTC & Emerging Growth          5/1/98        113.38%          N/A              N/A              55.09%
--------------------------------- --------------- ------------- --------------- ---------------- -------------------
Putnam Research                      10/1/98         15.73%          N/A              N/A              34.29%
--------------------------------- --------------- ------------- --------------- ---------------- -------------------
Putnam Small Cap Value                5/3/99          N/A            N/A              N/A              -7.39%
--------------------------------- --------------- ------------- --------------- ---------------- -------------------
Putnam Utilities Growth and           5/1/92        -12.04%         12.86%            N/A              8.57%
Income
--------------------------------- --------------- ------------- --------------- ---------------- -------------------
Putnam Vista                          1/2/97         40.79%          N/A              N/A              25.42%
--------------------------------- --------------- ------------- --------------- ---------------- -------------------
Putnam Voyager                       5/20/91         46.02%         27.45%            N/A              20.74%
--------------------------------- --------------- ------------- --------------- ---------------- -------------------

                         PUTNAM HARTFORD CAPITAL ACCESS II

              STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR YEAR ENDED
                               DECEMBER 31, 1999


----------------------------------------------------------------------------------------------------------------------------
                                                      SEPARATE
SUB-ACCOUNT                                            ACCOUNT        1 YEAR        5 YEAR        10 YEAR         SINCE
                                                      INCEPTION                                                 INCEPTION
                                                        DATE
----------------------------------------------------------------------------------------------------------------------------
Putnam Asia Pacific Growth                             5/1/95         94.77%         7.98%          N/A           8.70%
----------------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income                              9/15/93        -9.10%         2.32%          N/A          -0.08%
----------------------------------------------------------------------------------------------------------------------------
Putnam The George Putnam Fund of Boston                5/1/98        -11.19%          N/A           N/A          -10.90%
----------------------------------------------------------------------------------------------------------------------------
Putnam Global Asset Allocation                         5/20/91        0.80%         12.55%          N/A           9.44%
----------------------------------------------------------------------------------------------------------------------------
Putnam Global Growth                                   5/20/91        52.98%        22.29%          N/A          19.04%
----------------------------------------------------------------------------------------------------------------------------
Putnam Growth and Income                               5/20/91        -9.28%        15.18%          N/A          11.35%
----------------------------------------------------------------------------------------------------------------------------
Putnam Health Sciences                                 5/1/98        -14.70%          N/A           N/A          -5.60%
----------------------------------------------------------------------------------------------------------------------------
Putnam High Yield                                      5/20/91        -5.02%         4.21%          N/A           3.63%
----------------------------------------------------------------------------------------------------------------------------
Putnam Income                                          5/20/91       -12.86%         2.66%          N/A           0.83%
----------------------------------------------------------------------------------------------------------------------------
Putnam International Growth                            1/2/97         48.20%          N/A           N/A          24.25%
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                      SEPARATE
SUB-ACCOUNT                                            ACCOUNT        1 YEAR        5 YEAR        10 YEAR         SINCE
                                                      INCEPTION                                                 INCEPTION
                                                        DATE
----------------------------------------------------------------------------------------------------------------------------
Putnam International Growth and Income                 1/2/97         13.31%          N/A           N/A          12.41%
----------------------------------------------------------------------------------------------------------------------------
Putnam International New Opportunities                 1/2/97         90.24%          N/A           N/A          26.45%
----------------------------------------------------------------------------------------------------------------------------
Putnam Investors                                       5/1/98         18.75%          N/A           N/A          19.15%
----------------------------------------------------------------------------------------------------------------------------
Putnam Money Market                                    5/20/91        -6.05%         0.28%          N/A          -0.36%
----------------------------------------------------------------------------------------------------------------------------
Putnam New Opportunities                               5/2/94         57.25%        28.36%          N/A          25.70%
----------------------------------------------------------------------------------------------------------------------------
Putnam New Value                                       1/2/97        -10.57%          N/A           N/A           1.80%
----------------------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth                           5/1/98        113.37%          N/A           N/A          54.80%
----------------------------------------------------------------------------------------------------------------------------
Putnam Research                                        10/1/98        16.16%          N/A           N/A          34.38%
----------------------------------------------------------------------------------------------------------------------------
Putnam Small Cap Value                                 5/3/99         -6.69%          N/A           N/A          -6.69%
----------------------------------------------------------------------------------------------------------------------------
Putnam Utilities Growth and Income                     5/1/92        -11.48%        12.82%          N/A           6.53%
----------------------------------------------------------------------------------------------------------------------------
Putnam Vista Fund                                      1/2/97         41.11%          N/A           N/A          25.24%
----------------------------------------------------------------------------------------------------------------------------
Putnam Voyager                                         5/20/91        46.32%        27.16%          N/A          21.66%
----------------------------------------------------------------------------------------------------------------------------


                   PUTNAM HARTFORD CAPITAL MANAGER PLUS

        STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR YEAR ENDED
                           DECEMBER 31, 1999

--------------------------------- -------------- ------------- ---------------- ---------------- -------------------
                                     SEPARATE                                                          SINCE
         SUB-ACCOUNT                 ACCOUNT        1 YEAR          5 YEAR          10 YEAR         INCEPTION OF
                                    INCEPTION                                                         SEPARATE
                                      DATE                                                            ACCOUNT
--------------------------------- -------------- -------------- --------------- ---------------- -------------------
--------------------------------- -------------- -------------- --------------- ---------------- -------------------
Putnam Asia Pacific Growth           5/1/95         92.87%           N/A              N/A              7.64%
--------------------------------- -------------- -------------- --------------- ---------------- -------------------

--------------------------------- -------------- ------------- ---------------- ---------------- -------------------
                                     SEPARATE                                                          SINCE
         SUB-ACCOUNT                 ACCOUNT        1 YEAR          5 YEAR          10 YEAR         INCEPTION OF
                                    INCEPTION                                                         SEPARATE
                                      DATE                                                            ACCOUNT
--------------------------------- -------------- -------------- --------------- ---------------- -------------------
--------------------------------- -------------- -------------- --------------- ---------------- -------------------
Putnam Diversified Income            9/15/93        -11.05%         1.06%             N/A              -0.83%
--------------------------------- -------------- -------------- --------------- ---------------- -------------------
Putnam The George Putnam Fund        5/1/98         -13.14%          N/A              N/A             -13.82%
of Boston
--------------------------------- -------------- -------------- --------------- ---------------- -------------------
Putnam Global Asset Allocation       5/20/91        -1.14%          11.72%            N/A              8.84%
--------------------------------- -------------- -------------- --------------- ---------------- -------------------
Putnam Global Growth                 5/20/91        51.06%          21.72%            N/A              14.73%
--------------------------------- -------------- -------------- --------------- ---------------- -------------------
Putnam Growth and Income             5/20/91        -11.23%         14.44%            N/A              10.55%
--------------------------------- -------------- -------------- --------------- ---------------- -------------------
Putnam Health Sciences               5/1/98         -16.65%          N/A              N/A              -7.43%
--------------------------------- -------------- -------------- --------------- ---------------- -------------------
Putnam High Yield                    5/20/91        -6.97%          3.06%             N/A              7.21%
--------------------------------- -------------- -------------- --------------- ---------------- -------------------
Putnam Income                        5/20/91        -14.82%         1.42%             N/A              2.84%
--------------------------------- -------------- -------------- --------------- ---------------- -------------------
Putnam International Growth          1/2/97         46.28%           N/A              N/A              23.45%
--------------------------------- -------------- -------------- --------------- ---------------- -------------------
Putnam International Growth and      1/2/97         11.37%           N/A              N/A              11.41%
Income
--------------------------------- -------------- -------------- --------------- ---------------- -------------------
Putnam International New             1/2/97         88.34%           N/A              N/A              25.67%
Opportunities
--------------------------------- -------------- -------------- --------------- ---------------- -------------------
Putnam Investors                     5/1/98         16.81%           N/A              N/A              17.61%
--------------------------------- -------------- -------------- --------------- ---------------- -------------------
Putnam Money Market                  5/20/91        -8.00%          -1.09%            N/A              -0.50%
--------------------------------- -------------- -------------- --------------- ---------------- -------------------
Putnam New Opportunities             5/2/94         55.34%          27.91%            N/A              25.40%
--------------------------------- -------------- -------------- --------------- ---------------- -------------------
Putnam New Value                     1/2/97         -12.52%          N/A              N/A              0.56%
--------------------------------- -------------- -------------- --------------- ---------------- -------------------
Putnam OTC & Emerging Growth         5/1/98         111.48%          N/A              N/A              53.54%
--------------------------------- -------------- -------------- --------------- ---------------- -------------------
Putnam Research                      10/1/98        14.23%           N/A              N/A              32.22%
--------------------------------- -------------- -------------- --------------- ---------------- -------------------
Putnam Small Cap Value               5/3/99           N/A            N/A              N/A              -8.66%
--------------------------------- -------------- -------------- --------------- ---------------- -------------------
Putnam Utilities Growth and          5/1/92         -13.43%         12.00%            N/A              8.09%
Income Bond
--------------------------------- -------------- -------------- --------------- ---------------- -------------------
Putnam Vista Fund                    1/2/97         39.19%           N/A              N/A              24.45%
--------------------------------- -------------- -------------- --------------- ---------------- -------------------
Putnam Voyager                       5/20/91        44.40%          26.68%            N/A              20.22%
--------------------------------- -------------- -------------- --------------- ---------------- -------------------


Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefits been available and been chosen.


In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. This figure will usually be calculated since the inception of the underlying fund for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that any applicable contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

The following are the non-standardized annualized total return quotations for the Sub-Accounts. No information is shown for the Putnam American Government Income, Putnam Capital Appreciation, Putnam Growth Opportunities, Putnam Technology or Putnam Voyager II Sub-Accounts because, as of December 31, 1999, the Sub-Accounts had not yet commenced operations.

                           PUTNAM HARTFORD CAPITAL MANAGER

            NON-STANDARDIZED ANNUALIZED TOTAL RETURN THAT PRE-DATE THE
              INCEPTION DATE OF THE SEPARATE ACCOUNT FOR YEAR ENDED
                                DECEMBER 31, 1999

--------------------------------- -------------- ------------- ---------------- ---------------- -------------------
                                      FUND                                                             SINCE
         SUB-ACCOUNT               INCEPTION         1 YEAR         5 YEAR          10 YEAR          INCEPTION
                                      DATE                                                            OF FUND
--------------------------------- -------------- -------------- --------------- ---------------- -------------------
--------------------------------- --------------- ------------- --------------- ---------------- ------------------
Putnam Asia Pacific Growth            5/1/95        104.69%          N/A              N/A             12.73%
--------------------------------- --------------- ------------- --------------- ---------------- ------------------
Putnam Diversified Income            9/15/93         0.35%          5.43%             N/A              3.65%
--------------------------------- --------------- ------------- --------------- ---------------- ------------------
Putnam The George Putnam Fund         5/1/98         -1.75%          N/A              N/A              0.38%
of Boston
--------------------------------- --------------- ------------- --------------- ---------------- ------------------
Putnam Global Asset Allocation        2/1/88         10.30%         15.36%          10.71%              N/A
--------------------------------- --------------- ------------- --------------- ---------------- ------------------
Putnam Global Growth                  5/1/90         62.71%         25.34%            N/A             15.58%
--------------------------------- --------------- ------------- --------------- ---------------- ------------------
Putnam Growth and Income              2/1/88         0.17%          17.74%          12.41%              N/A
--------------------------------- --------------- ------------- --------------- ---------------- ------------------
Putnam Health Sciences                5/1/98         -5.27%          N/A              N/A              1.65%
--------------------------------- --------------- ------------- --------------- ---------------- ------------------
Putnam High Yield                     2/1/88         4.45%          7.25%            9.29%              N/A
--------------------------------- --------------- ------------- --------------- ---------------- ------------------
Putnam Income                        2./1/88         -3.43%         5.78%            6.07%              N/A
--------------------------------- --------------- ------------- --------------- ---------------- ------------------

--------------------------------- -------------- ------------- ---------------- ---------------- -------------------
                                      FUND                                                             SINCE
         SUB-ACCOUNT               INCEPTION         1 YEAR         5 YEAR          10 YEAR          INCEPTION
                                      DATE                                                            OF FUND
--------------------------------- -------------- -------------- --------------- ---------------- -------------------
--------------------------------- --------------- ------------- --------------- ---------------- ------------------
Putnam International Growth           1/2/97         57.91%          N/A              N/A             28.45%
--------------------------------- --------------- ------------- --------------- ---------------- ------------------
Putnam International Growth and       1/2/97         22.86%          N/A              N/A             16.69%
Income
--------------------------------- --------------- ------------- --------------- ---------------- ------------------
Putnam International New              1/2/97        100.14%          N/A              N/A             31.04%
Opportunities
--------------------------------- --------------- ------------- --------------- ---------------- ------------------
Putnam Investors                      5/1/98         28.32%          N/A              N/A             25.82%
--------------------------------- --------------- ------------- --------------- ---------------- ------------------
Putnam Money Market                   2/1/88         3.41%          3.72%            3.53%              N/A
--------------------------------- --------------- ------------- --------------- ---------------- ------------------
Putnam New Opportunities              5/2/94         67.00%         31.05%            N/A             28.50%
--------------------------------- --------------- ------------- --------------- ---------------- ------------------
Putnam New Value                      1/2/97         -1.13%          N/A              N/A              6.32%
--------------------------------- --------------- ------------- --------------- ---------------- ------------------
Putnam OTC & Emerging Growth          5/1/98        123.38%          N/A              N/A             61.68%
--------------------------------- --------------- ------------- --------------- ---------------- ------------------
Putnam Research                      10/1/98         25.73%          N/A              N/A             43.57%
--------------------------------- --------------- ------------- --------------- ---------------- ------------------
Putnam Small Cap Value                5/3/99          N/A            N/A              N/A              2.61%
--------------------------------- --------------- ------------- --------------- ---------------- ------------------
Putnam Utilities Growth and           5/1/92         -2.04%         15.48%            N/A             11.06%
Income
--------------------------------- --------------- ------------- --------------- ---------------- ------------------
Putnam Vista                          1/2/97         50.79%          N/A              N/A             29.30%
--------------------------------- --------------- ------------- --------------- ---------------- ------------------
Putnam Voyager                        2/1/88         56.02%         29.83%          20.61%              N/A
--------------------------------- --------------- ------------- --------------- ---------------- ------------------

                       PUTNAM HARTFORD CAPITAL ACCESS II

         NON-STANDARDIZED ANNUALIZED TOTAL RETURN THAT PRE-DATE THE
           INCEPTION DATE OF THE SEPARATE ACCOUNT FOR YEAR ENDED
                             DECEMBER 31, 1999

------------------------------- ---------------- -------------- --------------- ---------------- ------------------
                                           FUND                                                       SINCE
                                         INCEPTION                                                  INCEPTION
SUB-ACCOUNT                                DATE         1 YEAR         5 YEAR        10 YEAR         OF FUND
--------------------------------------------------------------------------------------------------------------------
Putnam Asia Pacific Growth                5/1/95       103.77%           N/A            N/A           12.23%
--------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income                9/15/93        -0.10%          4.95%           N/A            3.18%
--------------------------------------------------------------------------------------------------------------------
Putnam The George Putnam Fund             5/1/98        -2.19%           N/A            N/A           -0.07%
of Boston
--------------------------------------------------------------------------------------------------------------------
Putnam Global Asset Allocation            2/1/88         9.80%         14.84%         10.21%            N/A
--------------------------------------------------------------------------------------------------------------------

------------------------------- ---------------- -------------- --------------- ---------------- ------------------
                                           FUND                                                       SINCE
                                         INCEPTION                                                  INCEPTION
SUB-ACCOUNT                                DATE         1 YEAR         5 YEAR        10 YEAR         OF FUND
--------------------------------------------------------------------------------------------------------------------
Putnam Global Growth                      5/1/90        61.98%         24.78%           N/A           15.06%
--------------------------------------------------------------------------------------------------------------------
Putnam Growth and Income                  2/1/88        -0.28%         17.21%         11.91%            N/A
--------------------------------------------------------------------------------------------------------------------
Putnam Health Sciences                    5/1/98        -5.70%           N/A            N/A            1.19%
--------------------------------------------------------------------------------------------------------------------
Putnam High Yield                         2/1/88         3.98%          6.77%          8.80%            N/A
--------------------------------------------------------------------------------------------------------------------
Putnam Income                             2/1/88        -3.86%          5.31%          5.59%            N/A
--------------------------------------------------------------------------------------------------------------------
Putnam International Growth               1/2/97        57.20%           N/A            N/A           27.87%
--------------------------------------------------------------------------------------------------------------------
Putnam International Growth and Income    1/2/97        22.31%           N/A            N/A           16.17%
--------------------------------------------------------------------------------------------------------------------
Putnam International New Opportunities    1/2/97        99.24%           N/A            N/A           30.45%
--------------------------------------------------------------------------------------------------------------------
Putnam Investors                          5/1/98        27.75%           N/A            N/A           25.25%
--------------------------------------------------------------------------------------------------------------------
Putnam Money Market                       2/1/88         2.95%          3.25%          3.07%            N/A
--------------------------------------------------------------------------------------------------------------------
Putnam New Opportunities                  5/2/94        66.25%         30.46%           N/A           27.92%
--------------------------------------------------------------------------------------------------------------------
Putnam New Value                          1/2/97        -1.57%           N/A            N/A            5.84%
--------------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth              5/1/98       122.37%           N/A            N/A           60.96%
--------------------------------------------------------------------------------------------------------------------
Putnam Research                          10/1/98        25.16%           N/A            N/A           42.93%
--------------------------------------------------------------------------------------------------------------------
Putnam Small Cap Value                    5/3/99          N/A            N/A            N/A            2.31%
--------------------------------------------------------------------------------------------------------------------
Putnam Utilities Growth and Income Bond   5/1/92        -2.48%         14.96%           N/A           10.56%
--------------------------------------------------------------------------------------------------------------------
Putnam Vista Fund                         1/2/97        50.11%           N/A            N/A           28.72%
--------------------------------------------------------------------------------------------------------------------
Putnam Voyager                            2/1/88        55.32%         29.25%         20.07%            N/A
--------------------------------------------------------------------------------------------------------------------

                      PUTNAM HARTFORD CAPITAL MANAGER PLUS

                 NON - STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 1999

--------------------------------- -------------- -------------- --------------- ---------------- ------------------
                                       FUND                                                            SINCE
         SUB-ACCOUNT                 INCEPTION       1 YEAR         5 YEAR          10 YEAR          INCEPTION
                                       DATE                                                           OF FUND
--------------------------------- -------------- -------------- --------------- ---------------- ------------------
--------------------------------- -------------- -------------- --------------- ---------------- ------------------
Putnam Asia Pacific Growth           5/1/95         103.87%          N/A              N/A             12.28%
--------------------------------- -------------- -------------- --------------- ---------------- ------------------
Putnam Diversified Income            9/15/93        -0.05%          5.01%             N/A              3.24%
--------------------------------- -------------- -------------- --------------- ---------------- ------------------
The George Putnam Fund               5/1/98         -2.14%           N/A              N/A             -0.02%
--------------------------------- -------------- -------------- --------------- ---------------- ------------------
Putnam Global Asset Allocation       2/1/88          9.86%          14.90%          10.26%              N/A
--------------------------------- -------------- -------------- --------------- ---------------- ------------------
Putnam Global Growth                 5/1/90         62.06%          24.84%            N/A             15.12%
--------------------------------- -------------- -------------- --------------- ---------------- ------------------
Putnam Growth and Income             2/1/88         -0.23%          17.27%          11.96%              N/A
--------------------------------- -------------- -------------- --------------- ---------------- ------------------
Putnam Growth Opportunities          1/31/00          N/A            N/A              N/A               N/A
--------------------------------- -------------- -------------- --------------- ---------------- ------------------
Putnam Health Sciences               5/1/98         -5.65%           N/A              N/A              1.25%
--------------------------------- -------------- -------------- --------------- ---------------- ------------------
Putnam High Yield                    2/1/88          4.03%          6.82%            8.85%              N/A
--------------------------------- -------------- -------------- --------------- ---------------- ------------------
Putnam Income                        2./1/88        -3.82%          5.36%            5.65%              N/A
--------------------------------- -------------- -------------- --------------- ---------------- ------------------
Putnam International Growth          1/2/97         57.28%           N/A              N/A             27.94%
--------------------------------- -------------- -------------- --------------- ---------------- ------------------
Putnam International Growth and      1/2/97         22.37%           N/A              N/A             16.23%
Income
--------------------------------- -------------- -------------- --------------- ---------------- ------------------
Putnam International New             1/2/97         99.34%           N/A              N/A             30.52%
Opportunities
--------------------------------- -------------- -------------- --------------- ---------------- ------------------
Putnam Investors                     5/1/98         27.81%           N/A              N/A             25.31%
--------------------------------- -------------- -------------- --------------- ---------------- ------------------
Putnam Money Market                  2/1/88          3.00%          3.31%            3.12%              N/A
--------------------------------- -------------- -------------- --------------- ---------------- ------------------
Putnam New Opportunities             5/2/94         66.34%          30.52%            N/A             27.98%
--------------------------------- -------------- -------------- --------------- ---------------- ------------------
Putnam New Value                     1/2/97         -1.52%           N/A              N/A              5.90%
--------------------------------- -------------- -------------- --------------- ---------------- ------------------
Putnam OTC & Emerging Growth         5/1/98         122.48%          N/A              N/A             61.04%
--------------------------------- -------------- -------------- --------------- ---------------- ------------------
Putnam Research                      10/1/98        25.23%           N/A              N/A             43.00%
--------------------------------- -------------- -------------- --------------- ---------------- ------------------
Putnam Small Cap Value               5/3/99           N/A            N/A              N/A              2.34%
--------------------------------- -------------- -------------- --------------- ---------------- ------------------
Putnam Utilities Growth and          5/1/92         -2.43%          15.02%            N/A             10.62%
Income Bond
--------------------------------- -------------- -------------- --------------- ---------------- ------------------
Putnam Vista Fund                    1/2/97         50.19%           N/A              N/A             28.79%
--------------------------------- -------------- -------------- --------------- ---------------- ------------------

--------------------------------- -------------- -------------- --------------- ---------------- ------------------
                                       FUND                                                            SINCE
         SUB-ACCOUNT                 INCEPTION       1 YEAR         5 YEAR          10 YEAR          INCEPTION
                                       DATE                                                           OF FUND
--------------------------------- -------------- -------------- --------------- ---------------- ------------------
--------------------------------- -------------- -------------- --------------- ---------------- ------------------
Putnam Voyager                       2/1/88         55.40%          29.31%          20.13%              N/A
--------------------------------- -------------- -------------- --------------- ---------------- ------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefits been available and been chosen.

                             PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN. The total return and yield may also be used to compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. Index performance is not representative of the performance of the Sub-Account to which it is compared and is not adjusted for commissions and other costs. Portfolio holdings of the Sub-Account will differ from those of the index to which it is compared. Performance comparison indices include the following:

The Consumer Price Index, prepared by the U.S. Bureau of Labor Statistics, is a commonly used measure of the rate of inflation. The index shows the average change in the cost of selected consumer goods and services and does not represent a return on an investment vehicle.

The Dow Jones Industrial Average is an unmanaged list of 30 common stocks frequently used as a general measure of stock market performance. Its performance figures reflect changes of market prices and reinvestment of all distributions.

Lehman Brothers Corporate Bond Index is an unmanaged list of publicly issued, fixed-rate, non-convertible investment-grade domestic corporate debt securities frequently used as a general measure of the performance of fixed-income securities. The average quality of bonds included in the index may be higher than the average quality of those bonds in which a Fund may customarily invest. The index does not include bonds in certain of the lower rating classifications in which a Fund may invest. The performance figures of the index reflect changes in market prices and reinvestment of all interest payments.

The Lehman Brothers Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

The Lehman Brothers Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency. The index does not include bonds in certain of the lower-rating classifications in which a Fund may invest. Its performance figures reflect changes in market prices and reinvestment of all interest payments.

Morgan Stanley Capital International World Index is an unmanaged list of approximately 1,450 equity securities listed on the stock exchanges of the United States, Europe,

Canada, Australia, New Zealand and the Far East, with all values expressed in U.S. dollars. Performance figures reflect changes in market prices and reinvestment of distributions net of withholding taxes. The securities in the index change over time to maintain representativeness.

The NASDAQ-OTC Industrial Average (The "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of
100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded. Its performance figures reflect changes of market prices but do not reflect reinvestment of cash dividends.

Salomon Brothers Long-Term High-Grade Corporate Bond Index is an unmanaged list of publicly traded corporate bonds having a rating of at least AA by Standard & Poor's or Aa by Moody's and is frequently used as general measure of the performance of fixed-income securities. The average quality of bonds included in the index may be higher than the average quality of those bonds in which a Fund may customarily invest. The index does not include bonds in certain of the lower rating classifications in which a Fund may invest. Performance figures for the index reflect changes of market prices and reinvestment of all distributions.

The Salomon Brothers 7-10 Year Government Bond Index is an unmanaged list of U.S. Government and government agency securities with maturities of 7 to 10 years. Performance figures for the index reflect changes of market prices and reinvestment of all interest payments.

The Standard & Poor's Composite Index of 500 stocks (the "S&P 500") is a market value-weighted and unmanaged index showing changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange. Its performance figures reflect changes of market prices and reinvestment of all regular cash dividends.

The Standard & Poor's 40 Utilities Index is unmanaged list of 40 utility stocks. The Index assumes reinvestment of all distributions and reflects changes in market prices but does not take into account brokerage commissions or other fees. Putnam VT Utilities Growth and Income Fund's telephone and electric utility stocks are generally held in the same proportion as the telephone and electric stocks in the S&P Utilities Index. However, there are some utility stocks held by the Fund that are not part of the Index.

PUTNAM HARTFORD CAPITAL MANAGER,
PUTNAM HARTFORD CAPITAL ACCESS, AND
PUTNAM HARTFORD CAPITAL MANAGER ACCLAIM
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085
TELEPHONE: 1-800-521-0538                                     [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes three separate variable annuity contracts:

- Putnam Hartford Capital Manager,

- Putnam Hartford Capital Access, and

- Putnam Hartford Capital Manager Acclaim.

This prospectus contains information you should know before you purchase one of these variable annuities. Please read it carefully.

Putnam Hartford Capital Manager variable annuity, Putnam Hartford Capital Access variable annuity, and Putnam Hartford Capital Manager Acclaim variable annuity are each contracts between you and Hartford Life and Annuity Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. These variable annuity contracts are flexible premium, tax-deferred, variable annuities offered to both individuals and groups. They are:

x  Flexible, because you may add Premium Payments at any time.

x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

x Variable, because the value of your Annuity will fluctuate with the performance of the underlying funds.
--------------------------------------------------------------------------------

When you purchase one of these variable annuity contracts, you allocate your Premium Payment to Sub-Accounts. These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. These variable annuity contracts offer you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. If you select Putnam Hartford Capital Manager or Putnam Hartford Capital Manager Acclaim, you allocate your assets to Class IA shares of the underlying Funds. If you select Putnam Hartford Capital Access, you allocate your assets to Class IB shares of the underlying Funds. The differences between Class IA and Class IB shares are described in more detail in the Funds' prospectuses. The Sub-Accounts and the Funds are listed below:

- PUTNAM AMERICAN GOVERNMENT INCOME SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT American Government Income Fund of Putnam Variable Trust

- PUTNAM ASIA PACIFIC GROWTH SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT Asia Pacific Growth Fund of Putnam Variable Trust

- PUTNAM CAPITAL APPRECIATION SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT Capital Appreciation Fund of Putnam Variable Trust

- PUTNAM DIVERSIFIED INCOME SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT Diversified Income Fund of Putnam Variable Trust

- PUTNAM THE GEORGE PUTNAM FUND OF BOSTON SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT The George Putnam Fund of Boston of Putnam Variable Trust

- PUTNAM GLOBAL ASSET ALLOCATION SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT Global Asset Allocation Fund of Putnam Variable Trust

- PUTNAM GLOBAL GROWTH SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT Global Growth Fund of Putnam Variable Trust

- PUTNAM GROWTH AND INCOME SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT Growth and Income Fund of Putnam Variable Trust

- PUTNAM GROWTH OPPORTUNITIES SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT Growth Opportunities Fund of Putnam Variable Trust

- PUTNAM HEALTH SCIENCES SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT Health Sciences Fund of Putnam Variable Trust

- PUTNAM HIGH YIELD SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT High Yield Fund of Putnam Variable Trust

- PUTNAM INCOME SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT Income Fund of Putnam Variable Trust

- PUTNAM INTERNATIONAL GROWTH SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT International Growth Fund of Putnam Variable Trust

- PUTNAM INTERNATIONAL GROWTH AND INCOME SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT International Growth and Income Fund of Putnam Variable Trust

- PUTNAM INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT International New Opportunities Fund of Putnam Variable Trust

- PUTNAM INVESTORS SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT Investors Fund of Putnam Variable Trust

- PUTNAM MONEY MARKET SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT Money Market Fund of Putnam Variable Trust

- PUTNAM NEW OPPORTUNITIES SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT New Opportunities Fund of Putnam Variable Trust

- PUTNAM NEW VALUE SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT New Value Fund of Putnam Variable Trust

- PUTNAM OTC & EMERGING GROWTH SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT OTC & Emerging Growth Fund of Putnam Variable Trust

- PUTNAM RESEARCH SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT Research Fund of Putnam Variable Trust

- PUTNAM SMALL CAP VALUE SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT Small Cap Value Fund of Putnam Variable Trust

- PUTNAM TECHNOLOGY SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT Technology Fund of Putnam Variable Trust

- PUTNAM UTILITIES GROWTH AND INCOME SUB-ACCOUNT which purchases either
  Class IA or Class IB shares of Putnam VT Utilities Growth and Income Fund of Putnam Variable Trust

- PUTNAM VISTA SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT Vista Fund of Putnam Variable Trust

- PUTNAM VOYAGER SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT Voyager Fund of Putnam Variable Trust

- PUTNAM VOYAGER FUND II SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT Voyager Fund II of Putnam Variable Trust

If you choose Putnam Hartford Capital Manager or Putnam Hartford Capital Manager Acclaim, you may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy one of these variable annuity contracts, you should keep this prospectus for your records. You can also call us at 1-800-521-0538 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about these annuities and, like this prospectus, is filed with the Securities and Exchange Commission (SEC). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).

These Contracts ARE NOT:

 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency

These Contracts may not be available for sale in all states.
--------------------------------------------------------------------------------

PROSPECTUS DATED: JANUARY 15, 2001


STATEMENT OF ADDITIONAL INFORMATION DATED: JANUARY 15, 2001

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
DEFINITIONS                                                       4
----------------------------------------------------------------------
FEE TABLE                                                         6
----------------------------------------------------------------------
HIGHLIGHTS                                                       20
----------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                     23
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                    23
----------------------------------------------------------------------
  The Separate Account                                           24
----------------------------------------------------------------------
  The Funds                                                      24
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  26
----------------------------------------------------------------------
THE FIXED ACCUMULATION FEATURE                                   26
----------------------------------------------------------------------
THE CONTRACTS                                                    27
----------------------------------------------------------------------
  Purchases and Contract Value                                   27
----------------------------------------------------------------------
  Charges and Fees                                               29
----------------------------------------------------------------------
  Sales Charge                                                   31
----------------------------------------------------------------------
  Death Benefit                                                  32
----------------------------------------------------------------------
  Surrenders                                                     35
----------------------------------------------------------------------
ANNUITY PAYOUTS                                                  37
----------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                         39
----------------------------------------------------------------------
OTHER INFORMATION                                                40
----------------------------------------------------------------------
  Legal Matters and Experts                                      40
----------------------------------------------------------------------
  More Information                                               40
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       41
----------------------------------------------------------------------
  A. General                                                     41
----------------------------------------------------------------------
  B. Taxation of Hartford and the Separate Account               41
----------------------------------------------------------------------
  C. Taxation of Annuities -- General Provisions Affecting
     Purchases Other Than Qualified Retirement Plans             41
----------------------------------------------------------------------
  D. Federal Income Tax Withholding                              44
----------------------------------------------------------------------
  E. General Provisions Affecting Qualified Retirement Plans     44
----------------------------------------------------------------------
  F. Annuity Purchases By Nonresident Aliens and Foreign
     Corporations                                                44
----------------------------------------------------------------------
  G. Generation-Skipping Transfers                               44
----------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION         45
----------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT
  PLANS                                                          46
----------------------------------------------------------------------
APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES               49
----------------------------------------------------------------------
APPENDIX III -- ACCUMULATION UNIT VALUES                         52
----------------------------------------------------------------------

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or, if available, the Fixed Accumulation
Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: If you select Putnam Hartford Capital Manager, this is the amount you can Surrender each Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The sales charge that may apply when you make a full or partial Surrender if you have selected Putnam Hartford Capital Manager.

CONTRACT: The individual Annuity Contract that you have purchased and any endorsements or riders. Group participants and some individuals will receive a certificate rather than a Contract.

CONTRACTS: All of the variable annuity contracts and any endorsements or riders described in this prospectus.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: This is part of our General Account. You may allocate all or a portion of your Contract Value to the Fixed Accumulation Feature if you select Putnam Hartford Capital Manager or Putnam Hartford Capital Manager Acclaim. In your Contract, the Fixed Accumulation Feature is defined as the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets and, if you select Putnam Hartford Capital Manager or Putnam Hartford Capital Manager Acclaim, any money you have invested in the Fixed Accumulation Feature.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

HARTFORD, WE OR OUR: Hartford Life and Annuity Insurance Company. Only Hartford is a capitalized term in this prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.


PUTNAM HARTFORD CAPITAL ACCESS: With this variable annuity contract, you don't pay a sales charge when you purchase your Contract and you won't have to pay a Contingent Deferred Sales Charge if you partially or fully Surrender your Contract. However, this variable annuity contract has a higher mortality and expense risk charge for the first seven years of the Contract. This variable annuity contract does not offer a Fixed Accumulation Feature and some of the other features like the Dollar Cost Averaging Plus program.



PUTNAM HARTFORD CAPITAL MANAGER: With this variable annuity contract, you don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge is a percentage of the amount Surrendered and depends on the length of time the Premium Payment has been in your Contract. Each Premium Payment you make has a separate Contingent Deferred Sales Charge schedule.



PUTNAM HARTFORD CAPITAL MANAGER ACCLAIM: With this variable annuity contract, you pay a sales charge when you purchase your Contract. The sales charge is a percentage of Premium Payments and depends on the amount of your cumulative Premium Payments. There is no Contingent Deferred Sales Charge when you partially or fully Surrender your Contract.


REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   FEE TABLE

The fees and expenses you pay are determined by which Contract you select. These fees and expenses are described in the tables below for each Contract described in this prospectus.

                 IF YOU SELECT PUTNAM HARTFORD CAPITAL MANAGER:


CONTRACT OWNER TRANSACTION EXPENSES
  Sales Charge Imposed on Purchases (as a percentage of
   Premium Payments)                                            None
---------------------------------------------------------------------
  Contingent Deferred Sales Charge (as a percentage of
   Premium Payments) (1)
    First Year (2)                                                 7%
---------------------------------------------------------------------
    Second Year                                                    6%
---------------------------------------------------------------------
    Third Year                                                     6%
---------------------------------------------------------------------
    Fourth Year                                                    5%
---------------------------------------------------------------------
    Fifth Year                                                     4%
---------------------------------------------------------------------
    Sixth Year                                                     3%
---------------------------------------------------------------------
    Seventh Year                                                   2%
---------------------------------------------------------------------
    Eighth Year                                                    0%
---------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                                       $30
---------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                           1.25%
---------------------------------------------------------------------
    Administrative Charge                                       0.15%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses                      1.40%
---------------------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Optional Death Benefit Charge                               0.15%
---------------------------------------------------------------------
    Earnings Protection Benefit Charge                          0.20%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses with all optional
     charges                                                    1.75%
---------------------------------------------------------------------


(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.


The purpose of the Fee Table and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Examples reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply. The Examples assume that any fee waivers or expense reimbursements for the underlying Funds will continue for the period shown in the Examples.


The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The Annual Maintenance Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. We do this by approximating an "average" 0.06% annual charge.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

                 IF YOU SELECT PUTNAM HARTFORD CAPITAL ACCESS:


                                                              CONTRACT    CONTRACT
                                                              YEARS 1-7   YEARS 8+
----------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES
----------------------------------------------------------------------------------
  Sales Charge Imposed on Purchases (as a percentage of
   Premium Payments)                                             None       None
----------------------------------------------------------------------------------
  Contingent Deferred Sales Charge (as a percentage of
   Premium Payments)                                             None       None
----------------------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (1)                                     $   30     $   30
----------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                            1.50%      1.25%
----------------------------------------------------------------------------------
    Total Separate Account Annual Expenses                       1.50%      1.25%
----------------------------------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Optional Death Benefit Charge                                0.15%      0.15%
----------------------------------------------------------------------------------
    Earnings Protection Benefit Charge                           0.20%      0.20%
----------------------------------------------------------------------------------
    Total Separate Account Annual Expenses with all optional
     charges                                                     1.85%      1.60%
----------------------------------------------------------------------------------


(1) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.


The purpose of the Fee Table and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Examples reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply. The Examples assume that any fee waivers or expense reimbursements for the underlying Funds will continue for the period shown in the Examples.


The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The Annual Maintenance Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. We do this by approximating an "average" 0.06% annual charge.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

             IF YOU SELECT PUTNAM HARTFORD CAPITAL MANAGER ACCLAIM:


CONTRACT OWNER TRANSACTION EXPENSES
  Maximum Sales Charge Imposed on Purchases (as a percentage
   of Premium Payments):                                       5.5%
-------------------------------------------------------------------
  Range of Sales Charges Imposed on Purchases (as a
   percentage of Premium Payments):

                                                              SALES
     CUMULATIVE PREMIUM PAYMENT                               CHARGE
-------------------------------------------------------------------
    Up to $49,999.99                                           5.5%
-------------------------------------------------------------------
    $50,000 to $99,999.99                                      4.5%
-------------------------------------------------------------------
    $100,000 to $249,999.99                                    3.5%
-------------------------------------------------------------------
    $250,000 to $499,999.99                                    2.5%
-------------------------------------------------------------------
    $500,000 to $999,999.99                                    2.0%
-------------------------------------------------------------------
    $1,000,000 and over                                        1.0%
-------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (1)                                     $30
-------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                         0.80%
-------------------------------------------------------------------
    Administrative Charge                                     0.15%
-------------------------------------------------------------------
    Total Separate Account Annual Expenses                    0.95%
-------------------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Optional Death Benefit Charge                             0.15%
-------------------------------------------------------------------
    Earnings Protection Benefit Charge                        0.20%
-------------------------------------------------------------------
    Total Separate Account Annual Expenses with all optional
     charges                                                  1.30%
-------------------------------------------------------------------


(1) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.


The purpose of the Fee Table and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Examples reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply. The Examples assume that any fee waivers or expense reimbursements for the underlying Funds will continue for the period shown in the Examples.


The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The Annual Maintenance Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. We do this by approximating an "average" 0.06% annual charge.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------

The next table describes fees and expenses charged by the underlying Funds for the Contracts. Theses fees and charges will be determined by whether the Contract you select offers Class IA or Class IB shares of the Funds. Putnam Hartford Capital Manager and Putnam Hartford Capital Manager Acclaim offer Class IA shares, and Putnam Hartford Capital Access offers Class IB shares.

                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                    (As a percentage of average net assets)

                                                                             TOTAL ANNUAL                      TOTAL ANNUAL
                                                                            FUND OPERATING                    FUND OPERATING
                                                                             EXPENSES FOR                      EXPENSES FOR
                                                                           CLASS IA SHARES                   CLASS IB SHARES
                                                                           OF THE FUND (1)                   OF THE FUND (3)
                                           MANAGEMENT                       (INCLUDING ANY       12B-1        (INCLUDING ANY
                                              FEES       OTHER EXPENSES        WAIVERS          FEES (2)         WAIVERS
                                           (INCLUDING    (INCLUDING ANY        AND ANY         (INCLUDING        AND ANY
                                          ANY WAIVERS)   REIMBURSEMENTS)   REIMBURSEMENTS)    ANY WAIVERS)   REIMBURSEMENTS)
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income
  Fund (4)(5)                                 0.41%           0.49%              0.90%            0.15%            1.05%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund            0.80%           0.33%              1.13%            0.15%            1.28%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund (4)       0.65%           0.27%              0.92%            0.15%            1.07%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund             0.68%           0.10%              0.78%            0.15%            0.93%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of
  Boston                                      0.65%           0.18%              0.83%            0.15%            0.98%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund        0.65%           0.12%              0.77%            0.15%            0.92%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund                  0.61%           0.12%              0.73%            0.15%            0.88%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund              0.46%           0.04%              0.50%            0.15%            0.65%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund (4)       0.70%           0.20%              0.90%            0.15%            1.05%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund                0.70%           0.13%              0.83%            0.15%            0.98%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                     0.65%           0.07%              0.72%            0.15%            0.87%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                         0.60%           0.07%              0.67%            0.15%            0.82%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund           0.80%           0.22%              1.02%            0.15%            1.17%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and
  Income Fund                                 0.80%           0.18%              0.98%            0.15%            1.13%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT International New
  Opportunities Fund                          1.00%           0.33%              1.33%            0.15%            1.48%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund                      0.63%           0.08%              0.71%            0.15%            0.86%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                   0.41%           0.08%              0.49%            0.15%            0.64%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund              0.54%           0.05%              0.59%            0.15%            0.74%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                      0.70%           0.10%              0.80%            0.15%            0.95%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund (5)      0.53%           0.37%              0.90%            0.15%            1.05%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund (5)                   0.54%           0.31%              0.85%            0.15%            1.00%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund (6)            0.53%           0.76%              1.29%            0.15%            1.44%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Technology Fund (4)                 1.00%           0.19%              1.19%            0.15%            1.24%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income
  Fund                                        0.65%           0.06%              0.71%            0.15%            0.86%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                          0.65%           0.10%              0.75%            0.15%            0.90%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                        0.53%           0.04%              0.57%            0.15%            0.72%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund II (4)                 0.70%           0.30%              1.00%            0.15%            1.15%
-----------------------------------------------------------------------------------------------------------------------------

(1) Total Annual Fund Operating Expenses for Class IA shares of the Funds do not include 12b-1 Fees.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

(2) Except as noted, expenses are based on the Fund's last fiscal year. Figures shown in the table include amounts paid through expense offset and brokerage service arrangements. See the Fund's prospectus for more information about 12b-1 fees payable under the Fund's distribution plan.

(3) Total Annual Fund Operating Expenses for Class IB shares of the Funds include 12b-1 Fees.

(4) Putnam VT American Government Income Fund and Putnam VT Growth Opportunities Fund commenced operations on January 31, 2000, Putnam VT Technology Fund commenced operation on June 14, 2000, and Putnam VT Capital Appreciation and Putnam VT Voyager Fund II commenced operation on November 1, 2000; therefore, the Management Fees, 12b-1 Fees, Other Expenses and Total Annual Fund Operating Expenses are based on estimates for the Funds' first full fiscal year.

(5) Total Annual Fund Operating Expenses for Putnam VT American Government Income Fund, Putnam VT OTC & Emerging Growth Fund and Putnam VT Research Fund reflect voluntary reductions and reimbursements through at least December 31, 2000. Absent voluntary reductions and reimbursements, Total Annual Fund Operating Expenses would have been as follows:

                                                                      TOTAL ANNUAL                    TOTAL ANNUAL
                                                                     FUND OPERATING                  FUND OPERATING
                                            MANAGEMENT    OTHER       EXPENSES FOR                    EXPENSES FOR
                                               FEE       EXPENSES   CLASS IA SHARES    12B-1 FEES   CLASS IB SHARES
--------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund     0.65%        0.49%          1.14%           0.15%            1.29%
--------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund          0.70%        0.37%          1.07%           0.15%            1.22%
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund                       0.65%        0.31%          0.96%           0.15%            1.11%
--------------------------------------------------------------------------------------------------------------------

(6) Putnam VT Small Cap Value Fund commenced operations on April 30, 1999. Expenses for Putnam VT Small Cap Value Fund are estimates for the Fund's fiscal year ending December 31, 2000.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

The next set of tables shows examples to illustrate expenses you would pay on a $1,000 investment in a Contract. These expenses are determined by which Contract you select. Please see the applicable Example below for the Contract you select.


EXAMPLE



PUTNAM HARTFORD CAPITAL MANAGER



YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.


                                             If you Surrender your Contract:             If you annuitize your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM AMERICAN GOVERNMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $85        $130       $167       $272       $24        $74        $127       $271
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $87        $134       $174       $287       $25        $78        $134       $287
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $87        $136       $177       $292       $26        $80        $137       $292
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $89        $140       $184       $307       $27        $85        $145       $307
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM ASIA PACIFIC GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $87        $137       $178       $295       $26        $81        $138       $295
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $89        $141       $185       $310       $27        $85        $146       $309
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $89        $143       $188       $315       $28        $87        $149       $314
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $91        $147       $195       $330       $30        $92        $156       $329
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM CAPITAL APPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $85        $131       $168       $274       $24        $74        $128       $273
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $87        $135       $175       $289       $25        $79        $135       $289
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $87        $136       $178       $294       $26        $81        $138       $294
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $89        $141       $185       $309       $27        $85        $146       $308
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM DIVERSIFIED INCOME
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $84        $126       $161       $260       $22        $70        $120       $259
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $85        $131       $168       $275       $24        $75        $128       $274
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $86        $132       $171       $280       $24        $76        $131       $279
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $87        $137       $178       $295       $26        $81        $138       $295
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM THE GEORGE PUTNAM FUND OF
  BOSTON
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $84        $128       $163       $265       $23        $72        $123       $264
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $86        $132       $171       $280       $24        $76        $131       $279
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $86        $134       $173       $285       $25        $78        $133       $284
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $88        $138       $180       $300       $26        $82        $141       $300
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM GLOBAL ASSET ALLOCATION
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $84        $126       $160       $259       $22        $70        $120       $258
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $85        $131       $168       $274       $24        $74        $128       $273
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $86        $132       $170       $279       $24        $76        $130       $278
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $87        $136       $178       $294       $26        $81        $138       $294
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM GLOBAL GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $83        $125       $158       $254       $22        $69        $118       $254
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $85        $129       $166       $270       $23        $73        $126       $269
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $85        $131       $168       $275       $24        $75        $128       $274
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $87        $135       $176       $290       $25        $79        $136       $290
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM GROWTH AND INCOME
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $81        $118       $147       $230       $19        $61        $106       $229
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $83        $123       $154       $246       $21        $66        $114       $245
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $83        $124       $157       $251       $22        $68        $116       $251
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $85        $128       $164       $267       $23        $72        $124       $266
-----------------------------------------------------------------------------------------------------------------------------

                                         If you do not Surrender your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------
PUTNAM AMERICAN GOVERNMENT INCOME
--------------------------------------
  Without any optional benefits           $24        $74        $127       $272
--------------------------------------
  With Optional Death Benefit             $26        $79        $135       $287
--------------------------------------
  With Earnings Protection Benefit        $26        $81        $138       $292
--------------------------------------
  With both optional benefits             $28        $85        $145       $307
--------------------------------------
PUTNAM ASIA PACIFIC GROWTH
--------------------------------------
  Without any optional benefits           $27        $82        $139       $295
--------------------------------------
  With Optional Death Benefit             $28        $86        $147       $310
--------------------------------------
  With Earnings Protection Benefit        $29        $88        $149       $315
--------------------------------------
  With both optional benefits             $30        $92        $157       $330
--------------------------------------
PUTNAM CAPITAL APPRECIATION
--------------------------------------
  Without any optional benefits           $24        $75        $128       $274
--------------------------------------
  With Optional Death Benefit             $26        $80        $136       $289
--------------------------------------
  With Earnings Protection Benefit        $26        $81        $139       $294
--------------------------------------
  With both optional benefits             $28        $86        $146       $309
--------------------------------------
PUTNAM DIVERSIFIED INCOME
--------------------------------------
  Without any optional benefits           $23        $71        $121       $260
--------------------------------------
  With Optional Death Benefit             $24        $75        $129       $275
--------------------------------------
  With Earnings Protection Benefit        $25        $77        $131       $280
--------------------------------------
  With both optional benefits             $27        $82        $139       $295
--------------------------------------
PUTNAM THE GEORGE PUTNAM FUND OF
  BOSTON
--------------------------------------
  Without any optional benefits           $23        $72        $124       $265
--------------------------------------
  With Optional Death Benefit             $25        $77        $131       $280
--------------------------------------
  With Earnings Protection Benefit        $26        $78        $134       $285
--------------------------------------
  With both optional benefits             $27        $83        $142       $300
--------------------------------------
PUTNAM GLOBAL ASSET ALLOCATION
--------------------------------------
  Without any optional benefits           $23        $70        $121       $259
--------------------------------------
  With Optional Death Benefit             $24        $75        $128       $274
--------------------------------------
  With Earnings Protection Benefit        $25        $77        $131       $279
--------------------------------------
  With both optional benefits             $26        $81        $139       $294
--------------------------------------
PUTNAM GLOBAL GROWTH
--------------------------------------
  Without any optional benefits           $22        $69        $119       $254
--------------------------------------
  With Optional Death Benefit             $24        $74        $126       $270
--------------------------------------
  With Earnings Protection Benefit        $24        $75        $129       $275
--------------------------------------
  With both optional benefits             $26        $80        $137       $290
--------------------------------------
PUTNAM GROWTH AND INCOME
--------------------------------------
  Without any optional benefits           $20        $62        $107       $230
--------------------------------------
  With Optional Death Benefit             $22        $67        $114       $246
--------------------------------------
  With Earnings Protection Benefit        $22        $68        $117       $251
--------------------------------------
  With both optional benefits             $24        $73        $125       $267
--------------------------------------

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                             If you Surrender your Contract:             If you annuitize your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM GROWTH OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $85        $130       $167       $272       $24        $74        $127       $271
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $87        $134       $174       $287       $25        $78        $134       $287
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $87        $136       $177       $292       $26        $80        $137       $292
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $89        $140       $184       $307       $27        $85        $145       $307
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM HEALTH SCIENCES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $84        $128       $163       $265       $23        $72        $123       $264
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $86        $132       $171       $280       $24        $76        $131       $279
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $86        $134       $173       $285       $25        $78        $133       $284
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $88        $138       $180       $300       $26        $82        $141       $300
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM HIGH YIELD
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $83        $125       $158       $253       $22        $68        $117       $253
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $85        $129       $165       $269       $23        $73        $125       $268
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $85        $131       $168       $274       $24        $74        $128       $273
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $87        $135       $175       $289       $25        $79        $135       $289
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM INCOME
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $83        $123       $155       $248       $21        $67        $115       $247
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $84        $128       $163       $264       $23        $71        $123       $263
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $85        $129       $165       $269       $23        $73        $125       $268
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $86        $133       $173       $284       $25        $78        $133       $283
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $86        $133       $173       $284       $25        $78        $133       $283
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $88        $138       $180       $299       $26        $82        $140       $299
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $88        $139       $182       $304       $27        $84        $143       $304
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $90        $144       $190       $319       $28        $88        $151       $318
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH AND INCOME
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $86        $132       $171       $280       $24        $76        $131       $279
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $87        $137       $178       $295       $26        $81        $138       $295
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $88        $138       $180       $300       $26        $82        $141       $300
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $89        $143       $188       $315       $28        $87        $149       $314
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $90        $145       $192       $323       $29        $89        $153       $322
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $92        $149       $199       $337       $30        $94        $160       $337
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $92        $151       $201       $342       $31        $96        $163       $342
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $94        $155       $208       $356       $32        $100       $170       $356
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM INVESTORS
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $83        $124       $157       $252       $22        $68        $117       $252
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $85        $129       $165       $268       $23        $73        $125       $267
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $85        $130       $167       $273       $24        $74        $127       $272
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $87        $135       $175       $288       $25        $79        $135       $288
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM MONEY MARKET
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $81        $118       $146       $229       $19        $61        $105       $228
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $82        $122       $154       $245       $21        $66        $113       $244
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $83        $124       $156       $250       $21        $67        $116       $249
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $84        $128       $164       $266       $23        $72        $124       $265
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM NEW OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $82        $121       $151       $240       $20        $64        $111       $239
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $83        $125       $159       $255       $22        $69        $118       $255
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $84        $127       $161       $261       $22        $70        $121       $260
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $86        $131       $169       $276       $24        $75        $129       $275
-----------------------------------------------------------------------------------------------------------------------------

                                         If you do not Surrender your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------
PUTNAM GROWTH OPPORTUNITIES
--------------------------------------
  Without any optional benefits           $24        $74        $127       $272
--------------------------------------
  With Optional Death Benefit             $26        $79        $135       $287
--------------------------------------
  With Earnings Protection Benefit        $26        $81        $138       $292
--------------------------------------
  With both optional benefits             $28        $85        $145       $307
--------------------------------------
PUTNAM HEALTH SCIENCES
--------------------------------------
  Without any optional benefits           $23        $72        $124       $265
--------------------------------------
  With Optional Death Benefit             $25        $77        $131       $280
--------------------------------------
  With Earnings Protection Benefit        $26        $78        $134       $285
--------------------------------------
  With both optional benefits             $27        $83        $142       $300
--------------------------------------
PUTNAM HIGH YIELD
--------------------------------------
  Without any optional benefits           $22        $69        $118       $253
--------------------------------------
  With Optional Death Benefit             $24        $74        $126       $269
--------------------------------------
  With Earnings Protection Benefit        $24        $75        $128       $274
--------------------------------------
  With both optional benefits             $26        $80        $136       $289
--------------------------------------
PUTNAM INCOME
--------------------------------------
  Without any optional benefits           $22        $67        $115       $248
--------------------------------------
  With Optional Death Benefit             $23        $72        $123       $264
--------------------------------------
  With Earnings Protection Benefit        $24        $74        $126       $269
--------------------------------------
  With both optional benefits             $25        $78        $134       $284
--------------------------------------
PUTNAM INTERNATIONAL GROWTH
--------------------------------------
  Without any optional benefits           $25        $78        $134       $284
--------------------------------------
  With Optional Death Benefit             $27        $83        $141       $299
--------------------------------------
  With Earnings Protection Benefit        $27        $84        $144       $304
--------------------------------------
  With both optional benefits             $29        $89        $151       $319
--------------------------------------
PUTNAM INTERNATIONAL GROWTH AND INCOME
--------------------------------------
  Without any optional benefits           $25        $77        $131       $280
--------------------------------------
  With Optional Death Benefit             $27        $82        $139       $295
--------------------------------------
  With Earnings Protection Benefit        $27        $83        $142       $300
--------------------------------------
  With both optional benefits             $29        $88        $149       $315
--------------------------------------
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
--------------------------------------
  Without any optional benefits           $29        $90        $153       $323
--------------------------------------
  With Optional Death Benefit             $31        $95        $161       $337
--------------------------------------
  With Earnings Protection Benefit        $31        $96        $163       $342
--------------------------------------
  With both optional benefits             $33        $101       $171       $356
--------------------------------------
PUTNAM INVESTORS
--------------------------------------
  Without any optional benefits           $22        $69        $118       $252
--------------------------------------
  With Optional Death Benefit             $24        $73        $125       $268
--------------------------------------
  With Earnings Protection Benefit        $24        $75        $128       $273
--------------------------------------
  With both optional benefits             $26        $79        $136       $288
--------------------------------------
PUTNAM MONEY MARKET
--------------------------------------
  Without any optional benefits           $20        $62        $106       $229
--------------------------------------
  With Optional Death Benefit             $22        $66        $114       $245
--------------------------------------
  With Earnings Protection Benefit        $22        $68        $117       $250
--------------------------------------
  With both optional benefits             $24        $73        $124       $266
--------------------------------------
PUTNAM NEW OPPORTUNITIES
--------------------------------------
  Without any optional benefits           $21        $65        $111       $240
--------------------------------------
  With Optional Death Benefit             $23        $70        $119       $255
--------------------------------------
  With Earnings Protection Benefit        $23        $71        $122       $261
--------------------------------------
  With both optional benefits             $25        $76        $129       $276
--------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------

                                             If you Surrender your Contract:             If you annuitize your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM NEW VALUE
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $84        $127       $162       $262       $23        $71        $122       $261
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $86        $131       $169       $277       $24        $75        $129       $276
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $86        $133       $172       $282       $25        $77        $132       $281
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $88        $137       $179       $297       $26        $81        $139       $297
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM OTC & EMERGING GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $85        $130       $167       $273       $24        $74        $127       $272
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $87        $135       $175       $288       $25        $79        $135       $288
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $87        $136       $177       $293       $26        $80        $137       $293
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $89        $141       $184       $308       $27        $85        $145       $308
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM RESEARCH
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $85        $128       $164       $267       $23        $72        $124       $266
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $86        $133       $172       $282       $25        $77        $132       $281
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $87        $134       $174       $287       $25        $78        $134       $287
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $88        $139       $181       $302       $27        $83        $142       $302
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM SMALL CAP VALUE
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $89        $141       $186       $311       $28        $86        $147       $310
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $91        $146       $193       $326       $29        $90        $154       $325
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $91        $147       $196       $331       $30        $92        $157       $330
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $93        $152       $203       $345       $31        $96        $164       $344
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM TECHNOLOGY FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $88        $138       $181       $301       $27        $83        $141       $301
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $90        $143       $188       $316       $28        $87        $149       $315
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $90        $144       $191       $321       $29        $89        $152       $320
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $92        $149       $198       $336       $30        $93        $159       $335
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM UTILITIES GROWTH AND INCOME
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $83        $124       $157       $252       $22        $68        $117       $252
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $85        $129       $165       $268       $23        $73        $125       $267
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $85        $130       $167       $273       $24        $74        $127       $272
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $87        $135       $175       $288       $25        $79        $135       $288
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VISTA
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $84        $126       $159       $257       $22        $69        $119       $256
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $85        $130       $167       $272       $24        $74        $127       $271
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $86        $131       $169       $277       $24        $75        $129       $276
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $87        $136       $177       $292       $26        $80        $137       $292
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VOYAGER
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $82        $120       $150       $238       $20        $64        $110       $237
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $83        $125       $158       $253       $22        $68        $117       $253
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $84        $126       $160       $259       $22        $70        $120       $258
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $85        $131       $168       $274       $24        $74        $128       $273
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VOYAGER FUND II
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $86        $133       $172       $282       $25        $77        $132       $281
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $88        $137       $179       $297       $26        $81        $139       $297
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $88        $139       $181       $302       $27        $83        $142       $302
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $90        $143       $189       $317       $28        $88        $150       $316
-----------------------------------------------------------------------------------------------------------------------------

                                         If you do not Surrender your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------
PUTNAM NEW VALUE
--------------------------------------
  Without any optional benefits           $23        $71        $122       $262
--------------------------------------
  With Optional Death Benefit             $25        $76        $130       $277
--------------------------------------
  With Earnings Protection Benefit        $25        $78        $132       $282
--------------------------------------
  With both optional benefits             $27        $82        $140       $297
--------------------------------------
PUTNAM OTC & EMERGING GROWTH
--------------------------------------
  Without any optional benefits           $24        $75        $128       $273
--------------------------------------
  With Optional Death Benefit             $26        $79        $136       $288
--------------------------------------
  With Earnings Protection Benefit        $26        $81        $138       $293
--------------------------------------
  With both optional benefits             $28        $86        $146       $308
--------------------------------------
PUTNAM RESEARCH
--------------------------------------
  Without any optional benefits           $24        $73        $125       $267
--------------------------------------
  With Optional Death Benefit             $25        $78        $132       $282
--------------------------------------
  With Earnings Protection Benefit        $26        $79        $135       $287
--------------------------------------
  With both optional benefits             $27        $84        $143       $302
--------------------------------------
PUTNAM SMALL CAP VALUE
--------------------------------------
  Without any optional benefits           $28        $86        $147       $311
--------------------------------------
  With Optional Death Benefit             $30        $91        $155       $326
--------------------------------------
  With Earnings Protection Benefit        $30        $93        $157       $331
--------------------------------------
  With both optional benefits             $32        $97        $165       $345
--------------------------------------
PUTNAM TECHNOLOGY FUND
--------------------------------------
  Without any optional benefits           $27        $83        $142       $301
--------------------------------------
  With Optional Death Benefit             $29        $88        $150       $316
--------------------------------------
  With Earnings Protection Benefit        $29        $89        $152       $321
--------------------------------------
  With both optional benefits             $31        $94        $160       $336
--------------------------------------
PUTNAM UTILITIES GROWTH AND INCOME
--------------------------------------
  Without any optional benefits           $22        $69        $118       $252
--------------------------------------
  With Optional Death Benefit             $24        $73        $125       $268
--------------------------------------
  With Earnings Protection Benefit        $24        $75        $128       $273
--------------------------------------
  With both optional benefits             $26        $79        $136       $288
--------------------------------------
PUTNAM VISTA
--------------------------------------
  Without any optional benefits           $23        $70        $120       $257
--------------------------------------
  With Optional Death Benefit             $24        $74        $127       $272
--------------------------------------
  With Earnings Protection Benefit        $25        $76        $130       $277
--------------------------------------
  With both optional benefits             $26        $81        $138       $292
--------------------------------------
PUTNAM VOYAGER
--------------------------------------
  Without any optional benefits           $21        $64        $110       $238
--------------------------------------
  With Optional Death Benefit             $22        $69        $118       $253
--------------------------------------
  With Earnings Protection Benefit        $23        $70        $121       $259
--------------------------------------
  With both optional benefits             $24        $75        $128       $274
--------------------------------------
PUTNAM VOYAGER FUND II
--------------------------------------
  Without any optional benefits           $25        $78        $132       $282
--------------------------------------
  With Optional Death Benefit             $27        $82        $140       $297
--------------------------------------
  With Earnings Protection Benefit        $27        $84        $143       $302
--------------------------------------
  With both optional benefits             $29        $88        $150       $317
------------------------------------------------------------------------------------------

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


EXAMPLE



PUTNAM HARTFORD CAPITAL ACCESS



YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.


                                             If you Surrender your Contract:             If you annuitize your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM AMERICAN GOVERNMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $27        $ 82        N/A        N/A       $26        $81         N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $28        $ 87        N/A        N/A       $28        $86         N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $29        $ 88        N/A        N/A       $28        $88         N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $30        $ 93        N/A        N/A       $30        $92         N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM ASIA PACIFIC GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $29        $ 89       $152       $311       $28        $89        $151       $310
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $31        $ 94       $159       $326       $30        $93        $159       $325
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $31        $ 95       $162       $331       $31        $95        $161       $330
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $33        $100       $169       $345       $32        $99        $169       $344
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM CAPITAL APPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $27        $ 83       $141       $290       $26        $82        $140       $290
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $28        $ 87       $149       $305       $28        $87        $148       $305
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $29        $ 89       $151       $310       $28        $88        $151       $309
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $31        $ 93       $159       $325       $30        $93        $158       $324
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM DIVERSIFIED INCOME
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $26        $ 78       $134       $276       $25        $78        $133       $275
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $27        $ 83       $142       $291       $26        $82        $141       $291
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $28        $ 85       $144       $296       $27        $84        $144       $296
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $29        $ 89       $152       $311       $28        $89        $151       $310
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM THE GEORGE PUTNAM FUND OF
  BOSTON
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $26        $ 80       $137       $281       $25        $79        $136       $280
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $28        $ 85       $144       $296       $27        $84        $144       $296
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $28        $ 86       $147       $301       $27        $85        $146       $301
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $30        $ 91       $154       $316       $29        $90        $154       $315
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM GLOBAL ASSET ALLOCATION
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $25        $ 78       $134       $275       $25        $78        $133       $274
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $27        $ 83       $141       $290       $26        $82        $140       $290
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $27        $ 84       $144       $295       $27        $84        $143       $295
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $29        $ 89       $151       $310       $28        $88        $151       $309
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM GLOBAL GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $25        $ 77       $131       $271       $24        $76        $131       $270
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $27        $ 82       $139       $286       $26        $81        $138       $286
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $27        $ 83       $142       $291       $26        $82        $141       $291
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $29        $ 88       $149       $306       $28        $87        $149       $306
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM GROWTH AND INCOME
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $23        $ 70       $120       $247       $22        $69        $119       $246
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $24        $ 74       $127       $263       $24        $74        $127       $262
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $25        $ 76       $130       $268       $24        $75        $129       $267
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $26        $ 81       $138       $283       $26        $80        $137       $282
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM GROWTH OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $27        $ 82        N/A        N/A       $26        $81         N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $28        $ 87        N/A        N/A       $28        $86         N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $29        $ 88        N/A        N/A       $28        $88         N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $30        $ 93        N/A        N/A       $30        $92         N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------

                                         If you do not Surrender your Contract :
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------
PUTNAM AMERICAN GOVERNMENT INCOME
--------------------------------------
  Without any optional benefits           $27        $82         N/A        N/A
--------------------------------------
  With Optional Death Benefit             $28        $87         N/A        N/A
--------------------------------------
  With Earnings Protection Benefit        $29        $88         N/A        N/A
--------------------------------------
  With both optional benefits             $30        $93         N/A        N/A
--------------------------------------
PUTNAM ASIA PACIFIC GROWTH
--------------------------------------
  Without any optional benefits           $29        $89        $152       $311
--------------------------------------
  With Optional Death Benefit             $31        $94        $159       $326
--------------------------------------
  With Earnings Protection Benefit        $31        $95        $162       $331
--------------------------------------
  With both optional benefits             $33        $100       $169       $345
--------------------------------------
PUTNAM CAPITAL APPRECIATION
--------------------------------------
  Without any optional benefits           $27        $83        $141       $290
--------------------------------------
  With Optional Death Benefit             $28        $87        $149       $305
--------------------------------------
  With Earnings Protection Benefit        $29        $89        $151       $310
--------------------------------------
  With both optional benefits             $31        $93        $159       $325
--------------------------------------
PUTNAM DIVERSIFIED INCOME
--------------------------------------
  Without any optional benefits           $26        $78        $134       $276
--------------------------------------
  With Optional Death Benefit             $27        $83        $142       $291
--------------------------------------
  With Earnings Protection Benefit        $28        $85        $144       $296
--------------------------------------
  With both optional benefits             $29        $89        $152       $311
--------------------------------------
PUTNAM THE GEORGE PUTNAM FUND OF
  BOSTON
--------------------------------------
  Without any optional benefits           $26        $80        $137       $281
--------------------------------------
  With Optional Death Benefit             $28        $85        $144       $296
--------------------------------------
  With Earnings Protection Benefit        $28        $86        $147       $301
--------------------------------------
  With both optional benefits             $30        $91        $154       $316
--------------------------------------
PUTNAM GLOBAL ASSET ALLOCATION
--------------------------------------
  Without any optional benefits           $25        $78        $134       $275
--------------------------------------
  With Optional Death Benefit             $27        $83        $141       $290
--------------------------------------
  With Earnings Protection Benefit        $27        $84        $144       $295
--------------------------------------
  With both optional benefits             $29        $89        $151       $310
--------------------------------------
PUTNAM GLOBAL GROWTH
--------------------------------------
  Without any optional benefits           $25        $77        $131       $271
--------------------------------------
  With Optional Death Benefit             $27        $82        $139       $286
--------------------------------------
  With Earnings Protection Benefit        $27        $83        $142       $291
--------------------------------------
  With both optional benefits             $29        $88        $149       $306
--------------------------------------
PUTNAM GROWTH AND INCOME
--------------------------------------
  Without any optional benefits           $23        $70        $120       $247
--------------------------------------
  With Optional Death Benefit             $24        $74        $127       $263
--------------------------------------
  With Earnings Protection Benefit        $25        $76        $130       $268
--------------------------------------
  With both optional benefits             $26        $81        $138       $283
--------------------------------------
PUTNAM GROWTH OPPORTUNITIES
--------------------------------------
  Without any optional benefits           $27        $82         N/A        N/A
--------------------------------------
  With Optional Death Benefit             $28        $87         N/A        N/A
--------------------------------------
  With Earnings Protection Benefit        $29        $88         N/A        N/A
--------------------------------------
  With both optional benefits             $30        $93         N/A        N/A
--------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------

                                             If you Surrender your Contract:             If you annuitize your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM HEALTH SCIENCES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $26        $ 80       $137       $281       $25        $79        $136       $280
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $28        $ 85       $144       $296       $27        $84        $144       $296
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $28        $ 86       $147       $301       $27        $85        $146       $301
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $30        $ 91       $154       $316       $29        $90        $154       $315
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM HIGH YIELD
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $25        $ 77       $131       $270       $24        $76        $130       $269
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $26        $ 81       $139       $285       $26        $81        $138       $285
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $27        $ 83       $141       $290       $26        $82        $140       $290
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $28        $ 87       $149       $305       $28        $87        $148       $305
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM INCOME
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $24        $ 75       $128       $265       $24        $74        $128       $264
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $26        $ 80       $136       $280       $25        $79        $135       $279
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $26        $ 81       $139       $285       $26        $81        $138       $285
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $28        $ 86       $146       $300       $27        $85        $146       $300
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $28        $ 86       $146       $300       $27        $85        $146       $300
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $30        $ 90       $154       $315       $29        $90        $153       $314
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $30        $ 92       $156       $320       $29        $91        $156       $319
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $32        $ 96       $164       $335       $31        $96        $163       $334
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH AND INCOME
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $28        $ 85       $144       $296       $27        $84        $144       $296
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $29        $ 89       $152       $311       $28        $89        $151       $310
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $30        $ 91       $154       $316       $29        $90        $154       $315
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $31        $ 95       $162       $331       $31        $95        $161       $330
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $32        $ 98       $166       $338       $31        $97        $165       $338
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $34        $102       $173       $353       $33        $102       $173       $352
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $34        $104       $176       $357       $33        $103       $175       $357
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $36        $108       $183       $371       $35        $108       $182       $371
PUTNAM INVESTORS
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $25        $ 76       $130       $269       $24        $76        $130       $268
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $26        $ 81       $138       $284       $26        $80        $137       $283
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $27        $ 82       $141       $289       $26        $82        $140       $289
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $28        $ 87       $148       $304       $28        $86        $148       $304
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM MONEY MARKET
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $23        $ 70       $119       $246       $22        $69        $118       $245
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $24        $ 74       $127       $262       $23        $74        $126       $261
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $25        $ 76       $129       $267       $24        $75        $129       $266
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $26        $ 80       $137       $282       $26        $80        $136       $281
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM NEW OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $24        $ 73       $124       $257       $23        $72        $124       $256
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $25        $ 77       $132       $272       $24        $77        $131       $271
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $26        $ 79       $135       $277       $25        $78        $134       $276
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $27        $ 83       $142       $292       $27        $83        $141       $292
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM NEW VALUE
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $26        $ 79       $135       $278       $25        $78        $134       $277
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $27        $ 84       $143       $293       $27        $83        $142       $293
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $28        $ 85       $145       $298       $27        $85        $145       $298
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $29        $ 90       $153       $313       $29        $89        $152       $312
-----------------------------------------------------------------------------------------------------------------------------

                                         If you do not Surrender your Contract :
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------
PUTNAM HEALTH SCIENCES
--------------------------------------
  Without any optional benefits           $26        $80        $137       $281
--------------------------------------
  With Optional Death Benefit             $28        $85        $144       $296
--------------------------------------
  With Earnings Protection Benefit        $28        $86        $147       $301
--------------------------------------
  With both optional benefits             $30        $91        $154       $316
--------------------------------------
PUTNAM HIGH YIELD
--------------------------------------
  Without any optional benefits           $25        $77        $131       $270
--------------------------------------
  With Optional Death Benefit             $26        $81        $139       $285
--------------------------------------
  With Earnings Protection Benefit        $27        $83        $141       $290
--------------------------------------
  With both optional benefits             $28        $87        $149       $305
--------------------------------------
PUTNAM INCOME
--------------------------------------
  Without any optional benefits           $24        $75        $128       $265
--------------------------------------
  With Optional Death Benefit             $26        $80        $136       $280
--------------------------------------
  With Earnings Protection Benefit        $26        $81        $139       $285
--------------------------------------
  With both optional benefits             $28        $86        $146       $300
--------------------------------------
PUTNAM INTERNATIONAL GROWTH
--------------------------------------
  Without any optional benefits           $28        $86        $146       $300
--------------------------------------
  With Optional Death Benefit             $30        $90        $154       $315
--------------------------------------
  With Earnings Protection Benefit        $30        $92        $156       $320
--------------------------------------
  With both optional benefits             $32        $96        $164       $335
--------------------------------------
PUTNAM INTERNATIONAL GROWTH AND INCOME
--------------------------------------
  Without any optional benefits           $28        $85        $144       $296
--------------------------------------
  With Optional Death Benefit             $29        $89        $152       $311
--------------------------------------
  With Earnings Protection Benefit        $30        $91        $154       $316
--------------------------------------
  With both optional benefits             $31        $95        $162       $331
--------------------------------------
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
--------------------------------------
  Without any optional benefits           $32        $98        $166       $338
--------------------------------------
  With Optional Death Benefit             $34        $102       $173       $353
--------------------------------------
  With Earnings Protection Benefit        $34        $104       $176       $357
--------------------------------------
  With both optional benefits             $36        $108       $183       $371
PUTNAM INVESTORS
--------------------------------------
  Without any optional benefits           $25        $76        $130       $269
--------------------------------------
  With Optional Death Benefit             $26        $81        $138       $284
--------------------------------------
  With Earnings Protection Benefit        $27        $82        $141       $289
--------------------------------------
  With both optional benefits             $28        $87        $148       $304
--------------------------------------
PUTNAM MONEY MARKET
--------------------------------------
  Without any optional benefits           $23        $70        $119       $246
--------------------------------------
  With Optional Death Benefit             $24        $74        $127       $262
--------------------------------------
  With Earnings Protection Benefit        $25        $76        $129       $267
--------------------------------------
  With both optional benefits             $26        $80        $137       $282
--------------------------------------
PUTNAM NEW OPPORTUNITIES
--------------------------------------
  Without any optional benefits           $24        $73        $124       $257
--------------------------------------
  With Optional Death Benefit             $25        $77        $132       $272
--------------------------------------
  With Earnings Protection Benefit        $26        $79        $135       $277
--------------------------------------
  With both optional benefits             $27        $83        $142       $292
--------------------------------------
PUTNAM NEW VALUE
--------------------------------------
  Without any optional benefits           $26        $79        $135       $278
--------------------------------------
  With Optional Death Benefit             $27        $84        $143       $293
--------------------------------------
  With Earnings Protection Benefit        $28        $85        $145       $298
--------------------------------------
  With both optional benefits             $29        $90        $153       $313
--------------------------------------

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                             If you Surrender your Contract:             If you annuitize your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM OTC & EMERGING GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $27        $ 82       $140       $288       $26        $81        $139       $288
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $28        $ 87       $148       $303       $28        $86        $147       $303
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $29        $ 88       $150       $308       $28        $88        $150       $308
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $30        $ 93       $158       $323       $30        $92        $157       $322
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM RESEARCH
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $26        $ 81       $138       $283       $26        $80        $137       $282
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $28        $ 85       $145       $298       $27        $85        $145       $298
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $28        $ 87       $148       $303       $28        $86        $147       $303
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $30        $ 91       $155       $318       $29        $91        $155       $317
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM SMALL CAP VALUE
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $31        $ 94       $160       $327       $30        $93        $159       $326
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $32        $ 99       $167       $341       $32        $98        $167       $341
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $33        $100       $170       $346       $32        $99        $169       $345
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $34        $105       $177       $360       $34        $104       $176       $359
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM TECHNOLOGY FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $30        $ 91       $155       $317       $29        $90        $154       $316
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $31        $ 96       $162       $332       $31        $95        $162       $331
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $32        $ 97       $165       $336       $31        $96        $164       $336
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $33        $102       $172       $351       $33        $101       $172       $350
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM UTILITIES GROWTH AND INCOME
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $25        $ 76       $130       $269       $24        $76        $130       $268
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $26        $ 81       $138       $284       $26        $80        $137       $283
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $27        $ 82       $141       $289       $26        $82        $140       $289
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $28        $ 87       $148       $304       $28        $86        $148       $304
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VISTA
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $25        $ 78       $132       $273       $25        $77        $132       $272
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $27        $ 82       $140       $288       $26        $81        $139       $288
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $27        $ 84       $143       $293       $27        $83        $142       $293
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $29        $ 88       $150       $308       $28        $88        $150       $308
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VOYAGER
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $23        $ 72       $123       $254       $23        $71        $123       $254
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $25        $ 77       $131       $270       $24        $76        $130       $269
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $25        $ 78       $134       $275       $25        $78        $133       $274
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $27        $ 83       $141       $290       $26        $82        $140       $290
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VOYAGER FUND II
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $28        $ 85       $145       $298       $27        $85        $145       $298
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $29        $ 90       $153       $313       $29        $89        $152       $312
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $30        $ 91       $155       $318       $29        $91        $155       $317
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $31        $ 96       $163       $333       $31        $95        $162       $332
-----------------------------------------------------------------------------------------------------------------------------

                                         If you do not Surrender your Contract :
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------
PUTNAM OTC & EMERGING GROWTH
--------------------------------------
  Without any optional benefits           $27        $82        $140       $288
--------------------------------------
  With Optional Death Benefit             $28        $87        $148       $303
--------------------------------------
  With Earnings Protection Benefit        $29        $88        $150       $308
--------------------------------------
  With both optional benefits             $30        $93        $158       $323
--------------------------------------
PUTNAM RESEARCH
--------------------------------------
  Without any optional benefits           $26        $81        $138       $283
--------------------------------------
  With Optional Death Benefit             $28        $85        $145       $298
--------------------------------------
  With Earnings Protection Benefit        $28        $87        $148       $303
--------------------------------------
  With both optional benefits             $30        $91        $155       $318
--------------------------------------
PUTNAM SMALL CAP VALUE
--------------------------------------
  Without any optional benefits           $31        $94        $160       $327
--------------------------------------
  With Optional Death Benefit             $32        $99        $167       $341
--------------------------------------
  With Earnings Protection Benefit        $33        $100       $170       $346
--------------------------------------
  With both optional benefits             $34        $105       $177       $360
--------------------------------------
PUTNAM TECHNOLOGY FUND
--------------------------------------
  Without any optional benefits           $30        $91        $155       $317
--------------------------------------
  With Optional Death Benefit             $31        $96        $162       $332
--------------------------------------
  With Earnings Protection Benefit        $32        $97        $165       $336
--------------------------------------
  With both optional benefits             $33        $102       $172       $351
--------------------------------------
PUTNAM UTILITIES GROWTH AND INCOME
--------------------------------------
  Without any optional benefits           $25        $76        $130       $269
--------------------------------------
  With Optional Death Benefit             $26        $81        $138       $284
--------------------------------------
  With Earnings Protection Benefit        $27        $82        $141       $289
--------------------------------------
  With both optional benefits             $28        $87        $148       $304
--------------------------------------
PUTNAM VISTA
--------------------------------------
  Without any optional benefits           $25        $78        $132       $273
--------------------------------------
  With Optional Death Benefit             $27        $82        $140       $288
--------------------------------------
  With Earnings Protection Benefit        $27        $84        $143       $293
--------------------------------------
  With both optional benefits             $29        $88        $150       $308
--------------------------------------
PUTNAM VOYAGER
--------------------------------------
  Without any optional benefits           $23        $72        $123       $254
--------------------------------------
  With Optional Death Benefit             $25        $77        $131       $270
--------------------------------------
  With Earnings Protection Benefit        $25        $78        $134       $275
--------------------------------------
  With both optional benefits             $27        $83        $141       $290
--------------------------------------
PUTNAM VOYAGER FUND II
--------------------------------------
  Without any optional benefits           $28        $85        $145       $298
--------------------------------------
  With Optional Death Benefit             $29        $90        $153       $313
--------------------------------------
  With Earnings Protection Benefit        $30        $91        $155       $318
--------------------------------------
  With both optional benefits             $31        $96        $163       $333
----------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
--------------------------------------------------------------------------------


EXAMPLE



PUTNAM HARTFORD CAPITAL MANAGER ACCLAIM



YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.


                                             If you Surrender your Contract:             If you annuitize your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM AMERICAN GOVERNMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $74        $112        N/A        N/A       $73        $112        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $75        $117        N/A        N/A       $74        $116        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $75        $118        N/A        N/A       $75        $117        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $77        $122        N/A        N/A       $76        $122        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM ASIA PACIFIC GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $76        $119       $165       $291       $75        $118       $164       $290
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $77        $123       $172       $305       $77        $123       $171       $305
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $78        $125       $174       $310       $77        $124       $174       $309
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $79        $129       $182       $325       $79        $129       $181       $324
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM CAPITAL APPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $74        $113       $154       $270       $73        $112       $154       $269
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $75        $117       $162       $285       $75        $117       $161       $284
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $76        $119       $164       $290       $75        $118       $163       $289
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $77        $123       $171       $304       $77        $122       $171       $304
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM DIVERSIFIED INCOME
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $72        $109       $147       $255       $72        $108       $147       $255
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $74        $113       $155       $271       $73        $112       $154       $270
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $74        $115       $157       $276       $74        $114       $157       $275
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $76        $119       $165       $291       $75        $118       $164       $290
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM THE GEORGE PUTNAM FUND OF
  BOSTON
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $73        $110       $150       $260       $72        $110       $149       $260
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $74        $115       $157       $276       $74        $114       $157       $275
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $75        $116       $160       $281       $74        $115       $159       $280
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $76        $120       $167       $295       $76        $120       $166       $295
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM GLOBAL ASSET ALLOCATION
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $72        $108       $147       $254       $72        $108       $146       $253
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $74        $113       $154       $270       $73        $112       $154       $269
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $74        $114       $157       $275       $74        $114       $156       $274
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $76        $119       $164       $290       $75        $118       $163       $289
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM GLOBAL GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $72        $107       $145       $250       $71        $107       $144       $250
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $73        $112       $152       $266       $73        $111       $152       $265
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $74        $113       $155       $271       $73        $113       $154       $270
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $75        $118       $162       $286       $75        $117       $162       $285
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM GROWTH ANDINCOME
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $70        $100       $133       $226       $69        $100       $133       $225
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $71        $105       $141       $242       $70        $104       $140       $241
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $72        $106       $143       $247       $71        $106       $143       $246
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $73        $111       $151       $262       $72        $110       $150       $262
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM GROWTH OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $74        $112        N/A        N/A       $73        $112        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $75        $117        N/A        N/A       $74        $116        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $75        $118        N/A        N/A       $75        $117        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $77        $122        N/A        N/A       $76        $122        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------

                                         If you do not Surrender your Contract :
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------
PUTNAM AMERICAN GOVERNMENT INCOME
--------------------------------------
  Without any optional benefits           $74        $112        N/A        N/A
--------------------------------------
  With Optional Death Benefit             $75        $117        N/A        N/A
--------------------------------------
  With Earnings Protection Benefit        $75        $118        N/A        N/A
--------------------------------------
  With both optional benefits             $77        $122        N/A        N/A
--------------------------------------
PUTNAM ASIA PACIFIC GROWTH
--------------------------------------
  Without any optional benefits           $76        $119       $165       $291
--------------------------------------
  With Optional Death Benefit             $77        $123       $172       $305
--------------------------------------
  With Earnings Protection Benefit        $78        $125       $174       $310
--------------------------------------
  With both optional benefits             $79        $129       $182       $325
--------------------------------------
PUTNAM CAPITAL APPRECIATION
--------------------------------------
  Without any optional benefits           $74        $113       $154       $270
--------------------------------------
  With Optional Death Benefit             $75        $117       $162       $285
--------------------------------------
  With Earnings Protection Benefit        $76        $119       $164       $290
--------------------------------------
  With both optional benefits             $77        $123       $171       $304
--------------------------------------
PUTNAM DIVERSIFIED INCOME
--------------------------------------
  Without any optional benefits           $72        $109       $147       $255
--------------------------------------
  With Optional Death Benefit             $74        $113       $155       $271
--------------------------------------
  With Earnings Protection Benefit        $74        $115       $157       $276
--------------------------------------
  With both optional benefits             $76        $119       $165       $291
--------------------------------------
PUTNAM THE GEORGE PUTNAM FUND OF
  BOSTON
--------------------------------------
  Without any optional benefits           $73        $110       $150       $260
--------------------------------------
  With Optional Death Benefit             $74        $115       $157       $276
--------------------------------------
  With Earnings Protection Benefit        $75        $116       $160       $281
--------------------------------------
  With both optional benefits             $76        $120       $167       $295
--------------------------------------
PUTNAM GLOBAL ASSET ALLOCATION
--------------------------------------
  Without any optional benefits           $72        $108       $147       $254
--------------------------------------
  With Optional Death Benefit             $74        $113       $154       $270
--------------------------------------
  With Earnings Protection Benefit        $74        $114       $157       $275
--------------------------------------
  With both optional benefits             $76        $119       $164       $290
--------------------------------------
PUTNAM GLOBAL GROWTH
--------------------------------------
  Without any optional benefits           $72        $107       $145       $250
--------------------------------------
  With Optional Death Benefit             $73        $112       $152       $266
--------------------------------------
  With Earnings Protection Benefit        $74        $113       $155       $271
--------------------------------------
  With both optional benefits             $75        $118       $162       $286
--------------------------------------
PUTNAM GROWTH ANDINCOME
--------------------------------------
  Without any optional benefits           $70        $100       $133       $226
--------------------------------------
  With Optional Death Benefit             $71        $105       $141       $242
--------------------------------------
  With Earnings Protection Benefit        $72        $106       $143       $247
--------------------------------------
  With both optional benefits             $73        $111       $151       $262
--------------------------------------
PUTNAM GROWTH OPPORTUNITIES
--------------------------------------
  Without any optional benefits           $74        $112        N/A        N/A
--------------------------------------
  With Optional Death Benefit             $75        $117        N/A        N/A
--------------------------------------
  With Earnings Protection Benefit        $75        $118        N/A        N/A
--------------------------------------
  With both optional benefits             $77        $122        N/A        N/A
--------------------------------------

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                             If you Surrender your Contract:             If you annuitize your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM HEALTH SCIENCES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $73        $110       $150       $260       $72        $110       $149       $260
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $74        $115       $157       $276       $74        $114       $157       $275
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $75        $116       $160       $281       $74        $115       $159       $280
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $76        $120       $167       $295       $76        $120       $166       $295
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM HIGH YIELD
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $72        $107       $144       $249       $71        $106       $144       $248
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $73        $111       $152       $264       $73        $111       $151       $264
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $74        $113       $154       $270       $73        $112       $154       $269
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $75        $117       $162       $285       $75        $117       $161       $284
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM INCOME
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $71        $105       $142       $244       $71        $105       $141       $243
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $73        $110       $149       $259       $72        $109       $149       $259
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $73        $111       $152       $264       $73        $111       $151       $264
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $75        $116       $159       $280       $74        $115       $159       $279
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $75        $116       $159       $280       $74        $115       $159       $279
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $76        $120       $167       $294       $76        $120       $166       $294
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $77        $122       $169       $299       $76        $121       $168       $299
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $78        $126       $176       $314       $77        $125       $176       $313
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH AND INCOME
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $74        $115       $157       $276       $74        $114       $157       $275
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $76        $119       $165       $291       $75        $118       $164       $290
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $76        $120       $167       $295       $76        $120       $166       $295
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $78        $125       $174       $310       $77        $124       $174       $309
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $78        $127       $178       $318       $78        $126       $178       $317
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $80        $131       $185       $332       $79        $131       $185       $331
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $80        $133       $188       $337       $80        $132       $187       $336
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $82        $137       $195       $351       $81        $137       $194       $350
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM INVESTORS
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $72        $107       $144       $248       $71        $106       $143       $247
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $73        $111       $151       $263       $73        $110       $151       $263
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $74        $113       $154       $269       $73        $112       $153       $268
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $75        $117       $161       $284       $74        $116       $161       $283
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM MONEY MARKET
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $70        $100       $133       $225       $69        $99        $132       $224
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $71        $105       $140       $241       $70        $104       $140       $240
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $71        $106       $143       $246       $71        $105       $142       $245
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $73        $110       $150       $261       $72        $110       $150       $261
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM NEW OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $70        $103       $138       $236       $70        $102       $137       $235
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $72        $108       $145       $251       $71        $107       $145       $250
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $72        $109       $148       $256       $72        $108       $147       $256
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $74        $113       $155       $272       $73        $113       $155       $271
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM NEW VALUE
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $73        $109       $148       $257       $72        $109       $148       $257
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $74        $114       $156       $273       $73        $113       $155       $272
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $74        $115       $158       $278       $74        $115       $158       $277
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $76        $120       $166       $293       $75        $119       $165       $292
-----------------------------------------------------------------------------------------------------------------------------

                                         If you do not Surrender your Contract :
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------
PUTNAM HEALTH SCIENCES
--------------------------------------
  Without any optional benefits           $73        $110       $150       $260
--------------------------------------
  With Optional Death Benefit             $74        $115       $157       $276
--------------------------------------
  With Earnings Protection Benefit        $75        $116       $160       $281
--------------------------------------
  With both optional benefits             $76        $120       $167       $295
--------------------------------------
PUTNAM HIGH YIELD
--------------------------------------
  Without any optional benefits           $72        $107       $144       $249
--------------------------------------
  With Optional Death Benefit             $73        $111       $152       $264
--------------------------------------
  With Earnings Protection Benefit        $74        $113       $154       $270
--------------------------------------
  With both optional benefits             $75        $117       $162       $285
--------------------------------------
PUTNAM INCOME
--------------------------------------
  Without any optional benefits           $71        $105       $142       $244
--------------------------------------
  With Optional Death Benefit             $73        $110       $149       $259
--------------------------------------
  With Earnings Protection Benefit        $73        $111       $152       $264
--------------------------------------
  With both optional benefits             $75        $116       $159       $280
--------------------------------------
PUTNAM INTERNATIONAL GROWTH
--------------------------------------
  Without any optional benefits           $75        $116       $159       $280
--------------------------------------
  With Optional Death Benefit             $76        $120       $167       $294
--------------------------------------
  With Earnings Protection Benefit        $77        $122       $169       $299
--------------------------------------
  With both optional benefits             $78        $126       $176       $314
--------------------------------------
PUTNAM INTERNATIONAL GROWTH AND INCOME
--------------------------------------
  Without any optional benefits           $74        $115       $157       $276
--------------------------------------
  With Optional Death Benefit             $76        $119       $165       $291
--------------------------------------
  With Earnings Protection Benefit        $76        $120       $167       $295
--------------------------------------
  With both optional benefits             $78        $125       $174       $310
--------------------------------------
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
--------------------------------------
  Without any optional benefits           $78        $127       $178       $318
--------------------------------------
  With Optional Death Benefit             $80        $131       $185       $332
--------------------------------------
  With Earnings Protection Benefit        $80        $133       $188       $337
--------------------------------------
  With both optional benefits             $82        $137       $195       $351
--------------------------------------
PUTNAM INVESTORS
--------------------------------------
  Without any optional benefits           $72        $107       $144       $248
--------------------------------------
  With Optional Death Benefit             $73        $111       $151       $263
--------------------------------------
  With Earnings Protection Benefit        $74        $113       $154       $269
--------------------------------------
  With both optional benefits             $75        $117       $161       $284
--------------------------------------
PUTNAM MONEY MARKET
--------------------------------------
  Without any optional benefits           $70        $100       $133       $225
--------------------------------------
  With Optional Death Benefit             $71        $105       $140       $241
--------------------------------------
  With Earnings Protection Benefit        $71        $106       $143       $246
--------------------------------------
  With both optional benefits             $73        $110       $150       $261
--------------------------------------
PUTNAM NEW OPPORTUNITIES
--------------------------------------
  Without any optional benefits           $70        $103       $138       $236
--------------------------------------
  With Optional Death Benefit             $72        $108       $145       $251
--------------------------------------
  With Earnings Protection Benefit        $72        $109       $148       $256
--------------------------------------
  With both optional benefits             $74        $113       $155       $272
--------------------------------------
PUTNAM NEW VALUE
--------------------------------------
  Without any optional benefits           $73        $109       $148       $257
--------------------------------------
  With Optional Death Benefit             $74        $114       $156       $273
--------------------------------------
  With Earnings Protection Benefit        $74        $115       $158       $278
--------------------------------------
  With both optional benefits             $76        $120       $166       $293
--------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
--------------------------------------------------------------------------------

                                             If you Surrender your Contract:             If you annuitize your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM OTC & EMERGING GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $74        $112       $153       $268       $73        $112       $153       $267
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $75        $117       $161       $283       $74        $116       $160       $282
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $75        $118       $163       $288       $75        $117       $163       $287
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $77        $122       $170       $302       $76        $122       $170       $302
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM RESEARCH
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $73        $111       $151       $262       $72        $110       $150       $262
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $74        $115       $158       $278       $74        $115       $158       $277
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $75        $117       $161       $283       $74        $116       $160       $282
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $76        $121       $168       $297       $76        $120       $167       $297
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM SMALL CAP VALUE
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $77        $124       $172       $306       $77        $123       $172       $305
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $79        $128       $180       $321       $78        $127       $179       $320
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $79        $129       $182       $326       $79        $129       $181       $325
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $81        $134       $189       $340       $80        $133       $189       $339
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM TECHNOLOGY FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $76        $121       $168       $296       $76        $120       $167       $296
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $78        $125       $175       $311       $77        $124       $174       $310
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $78        $127       $177       $316       $78        $126       $177       $315
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $80        $131       $185       $330       $79        $130       $184       $330
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM UTILITIES GROWTH AND INCOME
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $72        $107       $144       $248       $71        $106       $143       $247
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $73        $111       $151       $263       $73        $110       $151       $263
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $74        $113       $154       $269       $73        $112       $153       $268
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $75        $117       $161       $284       $74        $116       $161       $283
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VISTA
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $72        $108       $146       $252       $71        $107       $145       $251
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $74        $112       $153       $268       $73        $112       $153       $267
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $74        $114       $156       $273       $73        $113       $155       $272
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $75        $118       $163       $288       $75        $117       $163       $287
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VOYAGER
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $70        $102       $137       $234       $70        $102       $136       $233
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $72        $107       $144       $249       $71        $106       $144       $248
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $72        $108       $147       $254       $72        $108       $146       $253
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $74        $113       $154       $270       $73        $112       $154       $269
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VOYAGER FUND II
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $74        $115       $158       $278       $74        $115       $158       $277
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $76        $120       $166       $293       $75        $119       $165       $292
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $76        $121       $168       $297       $76        $120       $167       $297
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $78        $125       $175       $312       $77        $125       $175       $311
-----------------------------------------------------------------------------------------------------------------------------

                                         If you do not Surrender your Contract :
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------
PUTNAM OTC & EMERGING GROWTH
--------------------------------------
  Without any optional benefits           $74        $112       $153       $268
--------------------------------------
  With Optional Death Benefit             $75        $117       $161       $283
--------------------------------------
  With Earnings Protection Benefit        $75        $118       $163       $288
--------------------------------------
  With both optional benefits             $77        $122       $170       $302
--------------------------------------
PUTNAM RESEARCH
--------------------------------------
  Without any optional benefits           $73        $111       $151       $262
--------------------------------------
  With Optional Death Benefit             $74        $115       $158       $278
--------------------------------------
  With Earnings Protection Benefit        $75        $117       $161       $283
--------------------------------------
  With both optional benefits             $76        $121       $168       $297
--------------------------------------
PUTNAM SMALL CAP VALUE
--------------------------------------
  Without any optional benefits           $77        $124       $172       $306
--------------------------------------
  With Optional Death Benefit             $79        $128       $180       $321
--------------------------------------
  With Earnings Protection Benefit        $79        $129       $182       $326
--------------------------------------
  With both optional benefits             $81        $134       $189       $340
--------------------------------------
PUTNAM TECHNOLOGY FUND
--------------------------------------
  Without any optional benefits           $76        $121       $168       $296
--------------------------------------
  With Optional Death Benefit             $78        $125       $175       $311
--------------------------------------
  With Earnings Protection Benefit        $78        $127       $177       $316
--------------------------------------
  With both optional benefits             $80        $131       $185       $330
--------------------------------------
PUTNAM UTILITIES GROWTH AND INCOME
--------------------------------------
  Without any optional benefits           $72        $107       $144       $248
--------------------------------------
  With Optional Death Benefit             $73        $111       $151       $263
--------------------------------------
  With Earnings Protection Benefit        $74        $113       $154       $269
--------------------------------------
  With both optional benefits             $75        $117       $161       $284
--------------------------------------
PUTNAM VISTA
--------------------------------------
  Without any optional benefits           $72        $108       $146       $252
--------------------------------------
  With Optional Death Benefit             $74        $112       $153       $268
--------------------------------------
  With Earnings Protection Benefit        $74        $114       $156       $273
--------------------------------------
  With both optional benefits             $75        $118       $163       $288
--------------------------------------
PUTNAM VOYAGER
--------------------------------------
  Without any optional benefits           $70        $102       $137       $234
--------------------------------------
  With Optional Death Benefit             $72        $107       $144       $249
--------------------------------------
  With Earnings Protection Benefit        $72        $108       $147       $254
--------------------------------------
  With both optional benefits             $74        $113       $154       $270
--------------------------------------
PUTNAM VOYAGER FUND II
--------------------------------------
  Without any optional benefits           $74        $115       $158       $278
--------------------------------------
  With Optional Death Benefit             $76        $120       $166       $293
--------------------------------------
  With Earnings Protection Benefit        $76        $121       $168       $297
--------------------------------------
  With both optional benefits             $78        $125       $175       $312
--------------------------------------------------------------------------------------------------------------



Accumulation Unit Values for the Contracts appear in Appendix III.

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE ONE OF THESE ANNUITIES?
You must complete our application or order request and submit it to us for approval with your first Premium Payment. If you select Putnam Hartford Capital Manager or Putnam Hartford Capital Manager Acclaim, your first Premium Payment must be at least $1,000. If you select Putnam Hartford Capital Access your first Premium Payment must be at least $10,000. Your subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase
Program-Registered Trademark- or are part of certain retirement plans.

 - For a limited time, usually within ten days after you receive your Contract, you may cancel your Annuity. If you select Putnam Hartford Capital Manager, you will not have to pay a Contingent Deferred Sales Charge during this time. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

 -  IF YOU SELECT PUTNAM HARTFORD CAPITAL MANAGER:

If you select Putnam Hartford Capital Manager, you don't pay a sales charge, however we may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract. The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

  NUMBER OF YEARS FROM     CONTINGENT DEFERRED
     PREMIUM PAYMENT          SALES CHARGE
----------------------------------------------
         1 year                   7%
----------------------------------------------
         2 years                  6%
----------------------------------------------
         3 years                  6%
----------------------------------------------
         4 years                  5%
----------------------------------------------
         5 years                  4%
----------------------------------------------
         6 years                  3%
----------------------------------------------
         7 years                  2%
----------------------------------------------
     8 years or more              0%
----------------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

x  The Annual Withdrawal Amount


x Premium Payments or earnings that have been in your Contract for more than seven years


x  Distributions made due to death

x  Most payments we make to you as part of your Annuity Payout

 -  IF YOU SELECT PUTNAM HARTFORD CAPITAL ACCESS:

If you select Putnam Hartford Capital Access, you don't pay a sales charge or a Contingent Deferred Sales Charge. However, the Contract has a higher mortality and expense risk charge for the first seven years of the Contract, as described in this prospectus.

 -  IF YOU SELECT PUTNAM HARTFORD CAPITAL MANAGER ACCLAIM:

If you select Putnam Hartford Capital Manager Acclaim, you pay a sales charge when you purchase the Contract and when you make additional Premium Payments to your Contract. The percent of the sales charge depends on the size of your Premium Payment to date. The bigger your Premium Payment to date, the lower the percentage of your sales charge:

         CUMULATIVE
       PREMIUM PAYMENT         SALES CHARGE
-------------------------------------------
 Up            to $49,999.99      5.5%
-------------------------------------------
 $50,000       to $99,999.99      4.5%
-------------------------------------------
 $100,000      to $249,999.99     3.5%
-------------------------------------------
 $250,000      to $499,999.99     2.5%
-------------------------------------------
 $500,000      to $999,999.99     2.0%
-------------------------------------------
 $1,000,000    and over           1.0%
-------------------------------------------

If you have other annuities with us, under a program called "RIGHTS OF ACCUMULATION", we might include those Premium Payments when determining your sales charge for Putnam Hartford Capital Manager Acclaim. Ask your financial consultant or call us to see if your other annuities qualify.

You might be able to lower the sales charge you pay when you purchase your Contract by signing a LETTER OF INTENT. This is a contract between us where you decide how much you want to invest in the 13 months from the date you purchase the Contract. On the date you purchase your Contract, we deduct the sales charge based on the total amount you plan on investing over the following 13 months. This usually results in a lower percentage sales charge than if you made one initial investment and several Premium Payments later on. Think about the planned Premium Payments for your Letter of Intent carefully. If you don't make all the premium payments you plan on making, we will recalculate the sales charge for the amounts we actually received in the 13-month period. If the percentage sales charge on the actual amount received is more than the percentage sales charge we actually deducted, we will deduct the outstanding sales charge proportionally from all your Accounts. The LETTER OF INTENT may not be available in all states.

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
--------------------------------------------------------------------------------

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay three other types of charges each year.

 - The first type of charge is the fee you pay for insurance. This charge is a mortality and expense risk charge that is subtracted daily.

    If you select Putnam Hartford Capital Manager, the mortality and expense risk charge is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.

    If you select Putnam Hartford Capital Access, the mortality and expense risk charge for Contract Years 1 through 7 is equal to an annual charge of 1.50% of your Contract Value invested in the Funds. In Contract Year 8 or after the Annuity Commencement Date, whichever is earlier, the mortality and expense risk charge drops to 1.25% of your Contract Value invested in the Funds.

    If you select Putnam Hartford Capital Manager Acclaim, the mortality and expense risk charge is equal to an annual charge of 0.80% of your Contract Value invested in the Funds.

 -  The second type of charge is the fee you pay for the Separate Account:

    If you select Putnam Hartford Capital Manager or Putnam Hartford Capital Manager Acclaim, this charge is an administrative fee of .15% of the Contract Values held in the Separate Account.

 - The third type of charge is the fee you pay for the Funds. The Class IB shares available with Putnam Hartford Capital Access include a .15% 12b-1 fee.

Fund charges are deducted daily based on the amount you have invested in the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.

If you elected the Optional Death Benefit, you will also pay a charge that is deducted daily until we begin to make Annuity Payouts that is equal to an annual charge of .15% of your Contract Value invested in the Funds.


If you elect the Earnings Protection Benefit (available starting on January 29,
2001), we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.


CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts, or after Annuity Payouts begin under the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Annuity with Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options.

x You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

x If you select Putnam Hartford Capital Manager, you may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us and will be the greater of:

 - The total Premium Payments you have made to us minus the dollar amount of any partial surrenders, or

 -  The Contract Value of your Contract, or

 -  Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

This Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greater of: the total Premium Payments you have made to us minus any amounts you have Surrendered, the Contract Value of your Contract, your Maximum Anniversary Value or your Interest Accumulation Value. The Interest Accumulation Value prior to the deceased's date of death or 81st birthday, whichever is earlier is equal to:

 -  Your Contract Value on the date the Optional Death Benefit is added;

 - Plus any Premium Payments made after the date the Optional Death Benefit is added;

 - Minus any partial Surrenders taken after the Optional Death Benefit was added;

 -  Compounded daily at an annual rate of 5.0%.


The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington. Once you elect the Optional Death Benefit, you cannot cancel it.

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit will be available starting on January 29, 2001. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.



If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greater of:



- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or



- The Maximum Anniversary Value, or



- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.



If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.



Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.


WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make Annuity Payouts, you may choose one of the following Annuity Payout Options:

- Life Annuity

- Life Annuity with Cash Refund

- Life Annuity with Payments for a Period Certain

- Joint and Last Survivor Life Annuity

- Joint and Last Survivor Life Annuity with Payments for a Period Certain, and

- Payments For a Period Certain.

We may make other Annuity Payout Options available at any time.


You must begin to take Annuity Payouts by the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Automatic Annuity Payouts will be fixed-dollar amount Annuity Payouts, variable-dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

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WHAT ARE THE PRIMARY DIFFERENCES BETWEEN THE CONTRACTS?

This table highlights the chief differences between the Contracts:


                              PUTNAM HARTFORD              PUTNAM HARTFORD              PUTNAM HARTFORD
                              CAPITAL MANAGER              CAPITAL ACCESS           CAPITAL MANAGER ACCLAIM
MINIMUM PURCHASE        $1,000                       $10,000                      $1,000
AMOUNT
CLASS OF SHARES OF      Class IA                     Class IB which includes a    Class IA
FUNDS                                                .15% 12b-1 fee
FIXED ACCUMULATION      Yes                          No                           Yes
FEATURE
SALES CHARGE            No                           No                           Cumulative
                                                                                  Premium Payment Sales
                                                                                  Charge
                                                                                  Up to $49,999.99       5.5%
                                                                                  $50,000 to $99,999.99  4.5%
                                                                                  $100,000 to 249,999.99 3.5%
                                                                                  $250,000 to $499,999.992.5%
                                                                                  $500,000 to $999,999.992.0%
                                                                                  $1,000,000 and over    1.0%
CONTINGENT DEFERRED     Year            Charge       No                           No
SALES CHARGE            1               7%
                        2               6%
                        3               6%
                        4               5%
                        5               4%
                        6               3%
                        7               2%
                        8               0%
ANNUAL MAINTENANCE FEE  $30 each Contract            $30 each Contract            $30 each Contract
                        Anniversary or upon          Anniversary or upon          Anniversary or upon
                        Surrender if Contract Value  Surrender if Contract Value  Surrender if Contract Value
                        is less than $50,000         is less than $50,000         is less than $50,000
MORTALITY AND EXPENSE   1.25% of Sub-Account Value   1.50% of Sub-Account Value   0.80% of Sub-Account Value
RISK CHARGE                                          Contract Years 1-7;
                                                     1.25% Contract Years 8 or
                                                     more, or at annuitization,
                                                     if sooner
ADMINISTRATIVE CHARGE   0.15% of Sub-Account Value   No                           0.15% of Sub-Account Value
OPTIONAL DEATH BENEFIT  0.15% of Sub-Account Value   0.15% of Sub-Account Value   0.15% of Sub-Account Value
                        until annuitization          until annuitization          until annuitization
EARNINGS PROTECTION     0.20% of Sub-Account Value   0.20% of Sub-Account Value   0.20% of Sub-Account Value
BENEFIT                 until annuitization          until annuitization          until annuitization
ANNUAL WITHDRAWAL       15% of the Premium Payments  100% of Contract Value each  100% of Contract Value each
AMOUNT                  each Contract Year without   Contract Year without a      Contract Year without a
                        a Contingent Deferred Sales  Contingent Deferred Sales    Contingent Deferred Sales
                        Charge                       Charge                       Charge


GENERAL CONTRACT INFORMATION
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING          BASIS OF RATING
--------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.               4/1/00         A+      Financial performance
--------------------------------------------------------------------------------
 Standard & Poor's           8/1/00        AA       Insurer financial strength
--------------------------------------------------------------------------------
 Fitch                       5/1/00        AA+      Financial strength
--------------------------------------------------------------------------------


These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on March 1, 1993 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the Commission of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of Separate Account under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for the benefit of you and other Contract Owners, and the persons entitled to the payments described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account which holds assets of other variable annuity contracts offered by the Separate Account which are not described in this Prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Annuity will equal the total of the payments you make to us.

THE FUNDS


The Sub-Accounts purchase shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). The shares of each Fund have been divided into Class IA and Class IB. If you purchase Putnam Hartford Capital Manager or Putnam Hartford Capital Manager Acclaim, the Sub-Accounts you choose purchase Class IA shares of Putnam Variable Trust. If you purchase Putnam Hartford Capital Access, the Sub-Accounts you choose purchase Class IB shares of Putnam Variable Trust. Class IB shares include a .15% 12b-1 fee.


Putnam Investment Management, Inc. ("Putnam Management") serves as the investment manager for the Funds. Putnam Management is ultimately controlled by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying prospectus for the Funds, and the Statement of Additional Information, which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

Regardless of class of shares, the investment goals of each of the Funds are as follows:

PUTNAM VT AMERICAN GOVERNMENT INCOME FUND -- Seeks high current income with preservation of capital as its secondary objective.

PUTNAM VT ASIA PACIFIC GROWTH FUND -- Seeks capital appreciation.

PUTNAM VT CAPITAL APPRECIATION FUND -- Seeks capital appreciation.

PUTNAM VT DIVERSIFIED INCOME FUND -- Seeks as high a level of current income as Putnam Management believes is consistent with capital preservation. The Fund invests in higher-yielding, lower-rated securities commonly referred to as junk bonds. See the special considerations for, and risks associated with, investments in these securities described in the Fund prospectus.

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON -- Seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.

PUTNAM VT GLOBAL ASSET ALLOCATION FUND -- Seeks a high level of long-term total return consistent with preservation of capital.

PUTNAM VT GLOBAL GROWTH FUND -- Seeks capital appreciation.

PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income.

PUTNAM VT GROWTH OPPORTUNITIES FUND -- Seeks capital appreciation.

PUTNAM VT HEALTH SCIENCES FUND -- Seeks capital appreciation.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
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PUTNAM VT HIGH YIELD FUND -- Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income. The Fund invests in higher-yielding, lower-rated securities commonly referred to as "junk bonds." See the special considerations for, and risks associated with, investments in these securities described in the Fund prospectus.

PUTNAM VT INCOME FUND -- Seeks high current income consistent with what Putnam Management believes to be prudent risk.

PUTNAM VT INTERNATIONAL GROWTH FUND -- Seeks capital appreciation.

PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND -- Seeks capital growth. Current income is a secondary objective.

PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND -- Seeks long term capital appreciation.

PUTNAM VT INVESTORS FUND -- Seeks long-term growth of capital and any increased income that results from this growth.

PUTNAM VT MONEY MARKET FUND -- Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity.

PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation.

PUTNAM VT NEW VALUE FUND -- Seeks long-term capital appreciation.

PUTNAM VT OTC & EMERGING GROWTH FUND -- Seeks capital appreciation.

PUTNAM VT RESEARCH FUND -- Seeks capital appreciation.

PUTNAM VT SMALL CAP VALUE FUND -- Seeks capital appreciation.

PUTNAM VT TECHNOLOGY FUND -- Seeks capital appreciation.

PUTNAM VT UTILITIES GROWTH AND INCOME FUND -- Seeks capital growth and current income.

PUTNAM VT VISTA FUND -- Seeks capital appreciation.

PUTNAM VT VOYAGER FUND -- Seeks capital appreciation.

PUTNAM VT VOYAGER FUND II -- Seeks long-term growth of capital.

The Funds are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.

Subject to the general oversight of the Trustees of Putnam Variable Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Funds prospectus for a more complete description of Putnam Management and the respective fees of the Funds.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered

26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of Contracts Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning Sub-Accounts offered by each of the Contracts. Performance information will be different for each of the Contracts to the extent their charges and fees are different. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.


When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated since the inception of the Sub-Account for one, five, and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period and assumes the Optional Death Benefit has not been elected.


The Separate Account may also advertise NON-STANDARDIZED TOTAL RETURNS that predate the inception of the Separate Account. These non-standard total returns are calculated by assuming that the Sub-Accounts have been in existence for the same time periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: The net investment income per unit earned during a one month period, divided by the unit value on the last day of the period. This figure reflects the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized; i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

THE FIXED ACCUMULATION FEATURE
--------------------------------------------------------------------------------

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

The Fixed Accumulation Feature is not available if you select Putnam Hartford Capital Access. If you select Putnam Hartford Capital Manager or Putnam Hartford Capital Manager Acclaim,

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
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you may allocate some or all of your Premium Payments or Contract Values to the Fixed Accumulation Feature. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts.

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 3% per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out basis."

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- Currently, if you select Putnam Hartford Capital Manager or Putnam Hartford Capital Manager Acclaim, you may enroll in a special pre-authorized transfer program known as our DCA Plus Program (the "Program"). The DCA Plus Program is not available if you select Putnam Hartford Capital Access. Under the DCA Plus Program, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into the Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers to any of the Sub-Accounts under either the 6 Month Transfer Program or 12 Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and a final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, you will receive the Fixed Accumulation Feature's current effective interest rate. Any subsequent payments we receive within the Program period selected will be allocated to the Sub-Accounts over the remainder of that Program transfer period.

You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, you will no longer receive the Program interest rate and unless we receive instructions to the contrary, the amounts remaining in the Program may accrue the interest rate currently in effect for the Fixed Accumulation Feature.

We reserve the right to discontinue, modify or amend the Program or any other interest rate program we establish. Any change to the Program will not affect Contract Owners currently enrolled in the Program. This Program may not be available in all states; please contact us to determine if it is available in your state.

You may only have one DCA program in place at one time.

THE CONTRACTS
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PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contracts are individual or group tax-deferred variable annuity contracts. They are designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

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If you are purchasing a Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.


We have filed the Contract with the Earnings Protection Benefit with the Internal Revenue Service for approval for use in an IRA. For more information, please see "Appendix I -- Information Regarding Tax-Qualified Retirement Plans, Individual Retirement Annuities ("IRAs") Under Section 408." Please consult your qualified tax adviser if you are considering adding the Earnings Protection Benefit to your Contract if it is an IRA.


HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. If you select Putnam Hartford Capital Manager or Putnam Hartford Capital Manager Acclaim, the minimum initial Premium Payment is $1,000. If you select Putnam Hartford Capital Access, the minimum initial Premium Payment is $10,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase Program or are part of certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more.

If you select Putnam Hartford Capital Access, you and your Annuitant must not be older than age 90 on the date that your Contract is issued.

If you select Putnam Hartford Capital Manager or Putnam Hartford Capital Manager Acclaim, you and your Annuitant must not be older than age 85 on the date that your Contract is issued.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. If you select Putnam Hartford Capital Manager, we will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY CALCULATION DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

- The daily mortality and expense risk charge applicable to your Contract adjusted for the number of days in the period, and any other applicable charge, including the Optional Death Benefit charge if elected.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   29
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We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Calculation Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- We reserve the right to limit the number of transfers to 12 per Contract Year, with no transfers occurring on consecutive Valuation Days. We also have the right to restrict transfers if we believe that the transfers could have an adverse effect on other Contract Owners. In all states except Florida, Maryland and Oregon, we may:

- Require a minimum time period between each transfer,

- Limit the dollar amount that may be transferred on any one Valuation Day, and

- Not accept transfer requests from an agent acting under a power of attorney for more than one Contract Owner.

We also have a restriction in place that involves individuals who act under a power of attorney for multiple Contract Owners. If the value of the Contract Owners' Accounts add up to more than $2 million, we will not accept transfer instructions from the power of attorney unless the power of attorney has entered into a Third Party Transfer Services Agreement with us.

Some states may have different restrictions.

FIXED ACCUMULATION FEATURE TRANSFERS -- If you select Putnam Hartford Capital Manager or Putnam Hartford Capital Manager Acclaim, during each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer the greater of:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait six months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND ELECTRONIC TRANSFERS -- In most states, you can make transfers:

- By calling us at (800) 521-0538.

- Electronically, when available, by the Internet through our website at http://www.putnaminv.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us at (800) 521-0538 before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are not responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed Power of Attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

Your charges and fees will be determined by which Contract you purchase.

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CONTINGENT DEFERRED SALES CHARGE

If you select Putnam Hartford Capital Manager, you may have to pay a Contingent Deferred Sales Charge. The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

  NUMBER OF YEARS FROM     CONTINGENT DEFERRED
     PREMIUM PAYMENT          SALES CHARGE
----------------------------------------------
            1                     7%
----------------------------------------------
            2                     6%
----------------------------------------------
            3                     6%
----------------------------------------------
            4                     5%
----------------------------------------------
            5                     4%
----------------------------------------------
            6                     3%
----------------------------------------------
            7                     2%
----------------------------------------------
        8 or more                 0%
----------------------------------------------

For example, assume you purchased Putnam Hartford Capital Manager and made an Initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the Contract Year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 4% on that amount or $400.00.

- The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $500 or $35.00.

- Your total Contingent Deferred Sales Charge is $435.00.

If you have any questions about these charges, please contact your financial adviser or Hartford.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 15% of the total Premium Payments. If you do not take 15% one year, you may not take more than 15% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- Upon eligible confinement as described in the Waiver of Sales Charge Rider. We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility by Medicare; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 90 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   31
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  Representative or us to determine if it is available for you. Once you elect this waiver, Hartford will not accept any subsequent Premium Payments.

- For Required Minimum Distributions. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Upon death of the Annuitant or Contract Owner. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies, unless the Contract Owner is not a natural person (e.g. a trust).

- Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is fully Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- Upon cancellation during the Right to Cancel Period

SURRENDER ORDER -- During the first seven Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the Seventh Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than seven years and then from Premium Payments invested for less than seven years. Only Premium Payments invested for less than seven years are subject to a Contingent Deferred Sales Charge.

SALES CHARGE

If you purchase Putnam Hartford Capital Manager Acclaim, you pay a sales charge when you purchase your Contract. The purpose of the sales charge is to cover expenses relating to the sale and distribution of the Contract, including commissions paid to distributing organizations and their sales personnel, the cost of preparing sales literature and other promotional activities. If the sales charge is not sufficient to cover sales and distribution expenses, we pay them from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.

You pay a sales charge when you purchase your Contract and when you make additional Premium Payments to your Contract. The amount of the sales charge depends on the size of your Premium Payment. The bigger your Premium Payments to date, the lower the percentage of your sales charge:

         CUMULATIVE
       PREMIUM PAYMENT         SALES CHARGE
-------------------------------------------
 Up            to $49,999.99      5.5%
-------------------------------------------
 $50,000       to $99,999.99      4.5%
-------------------------------------------
 $100,000      to $249,999.99     3.5%
-------------------------------------------
 $250,000      to $499,999.99     2.5%
-------------------------------------------
 $500,000      to $999,999.99     2.0%
-------------------------------------------
 $1,000,000    and over           1.0%
-------------------------------------------

If you have other annuities with us, under a program called "Rights of Accumulation", we might include those Premium Payments when determining your sales charge for Putnam Hartford Capital Manager Acclaim. Ask your financial consultant or call us to see if your other annuities qualify.

You might be able to lower the sales charge you pay when you purchase your Contract by signing a LETTER OF INTENT. This is a contract between us where you decide how much you want to invest in the 13 months from the date you purchase the Contract. On the date you purchase your Contract, we deduct the sales charge based on the total amount you plan on investing over the following 13 months. This usually results in a lower sales charge than if you made one initial investment and several Premium Payments later on. Think about the planned Premium Payments for your Letter of Intent carefully. If you don't make all the Premium Payments you plan on making, we will recalculate the sales charge for the amounts we received in the 13 month period. If it turns out you owe us additional money, will deduct this amount proportionally from your Accounts. The Letter of Intent may not be available in all states.

If you select Putnam Hartford Capital Access, there is no sales charge or Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contracts, we deduct a daily charge.

If you select Putnam Hartford Capital Manager, we deduct a daily charge equal to an annual charge of 1.25% of Sub-Account Value.

If you select Putnam Hartford Capital Access, we deduct a daily charge equal to an annual charge of 1.50% of Sub-Account Value during Contract Years 1 through 7 and 1.25% of Sub-Account Value during Contract Years 8 and beyond or until we begin to make Annuity Payouts, whichever is earlier.

If you select Putnam Hartford Capital Manager Acclaim, we deduct a daily charge equal to an annual charge of 0.80% of Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are

32                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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  accumulating and those made once Annuity Payouts have begun.

  During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

  Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. We would be required to make these payments if the Payout Option chosen is the Life Annuity, Life Annuity With Payments for a Period Certain or Joint and Last Survivor Life Annuity Payout Option. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

  Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by
  (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

ANNUAL MAINTENANCE FEE -- The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. We also reserve the right to waive the Annual Maintenance Fee under certain other conditions.

ADMINISTRATIVE CHARGE -- For administration, if you select Putnam Hartford Capital Manager or Putnam Hartford Capital Manager Acclaim, we deduct a daily charge at the rate of .15% per year against Contract Values held in the Separate Account before and after we begin to make Annuity Payouts. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

PREMIUM TAXES -- We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

CHARGES AGAINST THE FUNDS -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. If you select Putnam Hartford Capital Access, the net asset value of the Fund also reflects a fee called a "12b-1 fee" to cover costs of the sale and distribution of the Fund's Class IB shares. These charges are described in the Funds' prospectuses accompanying this prospectus.

OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis which is equal to an annual charge of .15% of your Contract Value invested in the Funds.


EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit (available starting on January 29, 2001), we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.


WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay upon the death of the Contract Owner or the Annuitant. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   33
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until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

 - The Contract Value on the date the death certificate or other legal document acceptable to us is received; or

 - 100% of all Premium Payments paid into the Contract minus the dollar amount of any partial Surrenders; or

 -  The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

The Maximum Anniversary Value is only calculated until the earlier of the Contract Owner or Annuitant's 81st birthday or death.

You may also elect the Optional Death Benefit for an additional fee. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

If you elect the Optional Death Benefit, the Death Benefit prior to the deceased's date of death or the deceased's 81st birthday, whichever is earlier, will be the greater of:

 - the total Premium Payments you have made to us minus the dollar amount of any partial surrenders;

 -  The Contract Value of your Contract, or

 -  Your Maximum Anniversary Value

 -  The Interest Accumulation Value

The Interest Accumulation Value prior to the deceased's date of death or 81st birthday, whichever is earlier is equal to:

 -  Your Contract Value on the date the Optional Death Benefit is added;

 - Plus any Premium Payments made after the date the Optional Death Benefit is added;

 - Minus any partial Surrenders taken after the Optional Death Benefit was added:

 -  Compounded daily at an annual rate of 5.0%

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduced the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of the Contract Value on the date the Optional Death Benefit was added, plus 200% of any Premium Payments made since the addition of the Optional Death Benefit less proportional adjustments for any Surrenders from that date.


If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis that is equal to an annual charge of .15% of your Contract Value invested in the Funds. The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington. Once you elect the Optional Death Benefit, you cannot cancel it.



If you purchase your Putnam Hartford Capital Access or Putnam Hartford Capital Manager Acclaim after September 30, 1999, you must elect the Optional Death Benefit at the time you send us your initial Premium Payment.



You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit will be available starting on January 29, 2001. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.



If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greater of:



- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or



- The Maximum Anniversary Value; or



- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.



We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.



We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

34                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.



Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.



FOR EXAMPLE: Assuming that:



- The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,



- You elected the Earnings Protection Benefit when you purchased your Contract,



- You made a single Premium Payment of $100,000,



- You took no partial Surrenders.



- The Contract Value on the date we receive proof of death was $400,000.



Hartford would calculate the Contract gain as follows:



- Contract Value on the date we receive proof of death equals $400,000,



- minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.



To determine if the cap applies:



- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),



- plus Premium Payments made since that date ($0),



- minus Premium Payments made in the 12 months prior to death ($0),



Which equals $100,000. The cap is 200% of $100,000 which is $200,000.



In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.



Before you purchase the Earnings Protection Benefit, you should also consider the following.



- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.



- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.



- If you transfer ownership of your Contract to someone other than your spouse who would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.



For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under the sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."


HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

The Beneficiary may elect, under the Annuity Proceeds Settlement Option, to leave proceeds from the Death Benefit with us for up to five years from the date of the Contract Owner's death if the Contract Owner died before the Annuity Commencement Date. Once we receive a certified death certificate or other legal document acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges, if applicable.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   35
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WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the contract owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. This spousal continuation is available only once for each Contract. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit.


If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.


WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .          AND . . .                   AND . . .                 THEN THE . . .
Contract Owner                There is a surviving joint  The Annuitant is living or  Joint Contract Owner
                              Contract Owner              deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Designated Beneficiary
                              joint Contract Owner        deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Contract Owner's estate
                              joint Contract Owner and    deceased                    receives the Death
                              the Beneficiary                                         Benefit.
                              predeceases the Contract
                              Owner
Annuitant                     The Contract Owner is       There is no named           The Contract Owner becomes
                              living                      Contingent Annuitant        the Contingent Annuitant
                                                                                      and the Contract
                                                                                      continues.
Annuitant                     The Contract Owner is       The Contingent Annuitant    Contingent Annuitant
                              living                      is living                   becomes the Annuitant, and
                                                                                      the Contract continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner
Annuitant                     The Contract Owner is living              Contract Owner receives the Death
                                                                        Benefit.
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                        Death Benefit.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges if you select Putnam Hartford Capital Manager and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

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PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. There are two restrictions:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. If your Contract was issued in Texas, a remaining value of $500 is not required to continue the Contract if Premium Payments were made in the last two Contract Years.

SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments For a Period Certain or Payments for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the period certain you select under the Annuity Payout Option.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

If you purchase Putnam Hartford Capital Manager, we will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will reduce the remaining Annuity Payouts during the remaining Period Certain. The remaining Annuity payouts are reduced by the same percentage as the percentage of Commuted Value Surrendered. If the partial Surrender represented 25% of the Commuted Value, the total of the remaining Annuity Payouts would be reduced by 25%.

Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be

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treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE FEDERAL TAX CONSIDERATIONS SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
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This section describes what happens when we begin to make regular Annuity Payouts from your Contract. You, as the Contract Owner, should answer five questions:

1.  When do you want Annuity Payouts to begin?

2.  Which Annuity Payout Option do you want to use?

3.  How often do you want to receive Annuity Payouts?

4.  What is the Assumed Investment Return?

5.  Do you want fixed dollar amount or variable dollar amount Annuity Payouts?


Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.


1.  WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2.  WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary after the death of the Contract Owner and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY -- We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH CASH REFUND -- We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value on the Annuity Calculation Date minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN -- We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

For Qualified Contracts, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

JOINT AND LAST SURVIVOR LIFE ANNUITY -- We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts; either fixed or variable, after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual

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dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN -- We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary has two choices, to continue Annuity Payouts for the remainder of the guaranteed number of years or to receive the Commuted Value in one sum.

When choosing this Annuity Payout Option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed-dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN -- We will make payments for a specified time.

If you select Putnam Hartford Capital Manager, the minimum period that you can select is 10 years during the first two Contract years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age.

If you select Putnam Hartford Capital Access or Putnam Hartford Capital Manager Acclaim, you may select any period between 5 years and 30 years.

If the Annuitant dies prior to the end of the period selected, we will pay your Beneficiary the present value of the remaining payments, either in a lump sum payment or we will continue payments until the end of the period selected

IMPORTANT INFORMATION:


- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, AND PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED IF YOU SELECT PUTNAM HARTFORD CAPITAL MANAGER.



- AUTOMATIC ANNUITY PAYOUTS FOR NON-QUALIFIED CONTRACTS. If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed-dollar amount Annuity Payouts, variable-dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.



- AUTOMATIC ANNUITY PAYOUTS FOR QUALIFIED CONTRACTS AND CONTRACTS ISSUED IN TEXAS. If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity Payout Option. Automatic Annuity Payouts will be fixed-dollar amount Annuity Payouts, variable-dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.


3.  HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

4.  WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. A higher AIR may result in smaller potential growth in the Annuity Payouts. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater.

For example, if the second monthly Annuity Payout is the same as the first, the sub-accounts earned exactly the same return as the AIR. If the second monthly Annuity Payout is more than the first, the sub-accounts earned more than the AIR. If the second Annuity Payout is less than the first, the sub-account earned less than the AIR.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   39
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Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED-DOLLAR AMOUNT, VARIABLE-DOLLAR AMOUNT OR A COMBINATION OF BOTH?

You may choose an Annuity Payout Option with fixed-dollar amounts, variable-dollar amounts or a combination of both, depending on your income needs.

FIXED-DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed-dollar amount Annuity Payout begins, you cannot change your selection to receive variable-dollar amount Annuity Payout. You will receive equal fixed-dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed-dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an Annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE-DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable-dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable-dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable-dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable), and,

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table

- the Assumed Investment Return

The total amount of the first variable-dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable-dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

COMBINATION ANNUITY PAYOUTS -- You may choose to receive a combination of fixed-dollar amount and variable-dollar amount annuity payouts as long as they total 100% of your Annuity Payout. For example, you may choose to receive 40% fixed-dollar amount and 60% variable-dollar amount to meet your income needs.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
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INVESTEASE-REGISTERED TRADEMARK- PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 15% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge if you select Putnam Hartford Capital Manager. You may Surrender up to 100% of your total Premium Payments each year if you select Putnam Hartford Capital Access or Putnam Hartford Capital Manager Acclaim. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your seventh Contract Year.

AUTOMATIC REBALANCING PROGRAM -- Automatic Rebalancing is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. Some Contracts offer model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor -- ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.

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OTHER INFORMATION

ASSIGNMENT -- Ownership of a Contract is generally assignable. However, if the Contract is issued to a tax qualified retirement plan, it is possible that the ownership of the Contract may not be transferred or assigned. An assignment of a Non-Qualified Contract may subject the Contract Values or Surrender Value to income taxes and certain penalty taxes.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice. We may modify the Contract, but no modification will effect the amount or term of any Contract unless a modification is required to conform the Contract to applicable Federal or State law. No modification will effect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.

LEGAL MATTERS AND EXPERTS

There are no material legal proceedings pending to which the Separate Account is a party.


Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life and Annuity Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.


The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

MORE INFORMATION

You may call your Representative if you have any questions or write or call us at the address below:

Hartford Life and Annuity Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: (800) 521-0538

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   41
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FEDERAL TAX CONSIDERATIONS

What are some of the federal tax consequences which affect these Contracts?

A.  GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B.  TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includible in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such income on the contract shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the

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    Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.


 vi. In general, any amount actually received under the Contract as a Death Benefit, including any Optional Death Benefit or Earnings Protection Benefit, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, Hartford believes that for federal tax purposes the Optional Death Benefit and the Earnings Protection Benefit should be treated as an integral part of the Contract's benefits (e.g., as investment protection benefit) and that any charges under the contract for the Optional Death Benefit or the Earnings Protection Benefit should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for the Optional Death Benefit or the Earnings Protection Benefit should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes). If the IRS takes such a contrary position, however, then any Beneficiary of an Optional Death Benefit or an Earnings Protection Benefit may be entitled to claim that some part of such Death Benefit is excludable from gross income for federal tax purposes (e.g., as a death benefit that should be treated for tax purposes as if it were being provided by a separate contract that qualifies as a life insurance contract for tax purposes).


    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this Prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   43
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        the recipient and the recipient's designated Beneficiary).

    5. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph 3.

    f. REQUIRED DISTRIBUTIONS

  i. Death of Contract Owner or Primary Annuitant
    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

     3. If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements
    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary
    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal continuation shall apply only once for this contract.

 3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification

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requirements in a manner that will maintain adequate diversification.

 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D.  FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is (or is deemed to be) current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E.  GENERAL PROVISIONS AFFECTING TAX-QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G.  GENERATION-SKIPPING TRANSFERS

Under certain circumstances, the Internal Revenue Code may impose a "generation skipping transfer tax" when all or part of an annuity is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Federal tax law may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the Internal Revenue Service.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   45
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

SECTION
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DESCRIPTION OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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SAFEKEEPING OF ASSETS
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INDEPENDENT PUBLIC ACCOUNTANTS
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DISTRIBUTION OF CONTRACTS
----------------------------------------------------------------------
CALCULATION OF YIELD AND RETURN
----------------------------------------------------------------------
PERFORMANCE COMPARISONS
----------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions." Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(B) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. Generally, such contributions may not exceed the lesser of $10,500 (indexed) or 20% of the employee's "includable compensation" for such employee's most recent full year of employment, subject to other adjustments. Special provisions under the Code may allow some employees to elect a different overall limitation.

Tax-sheltered annuity programs under Section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon separation from service;

- upon death or disability; or

- in the case of hardship (and, in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is 33 1/3% of a participant's includable compensation (typically 25% of gross compensation) or, for 2000, $8,000 (indexed), whichever is less. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age.

All of the assets and income of an eligible Deferred Compensation Plan of a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   47
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section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- separates from service,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a Deferred Compensation Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Deferred Compensation Plans under section 457 in limited cases.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRA") UNDER SECTION 408


TRADITIONAL IRAS. -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA.
Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. Distributions from certain tax-qualified retirement plans may be "rolled-over" to an IRA on a tax-deferred basis.


SIMPLE IRAS. -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS. -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.


IRAs generally may not invest in life insurance contracts. However, an annuity that is used as an IRA may provide for a death benefit that equals the greater of the premiums paid and the annuity's cash value. The Contract offers an Optional Death Benefit and an Earnings Protection Benefit. The Optional Death Benefit and the Earnings Protection Benefit may exceed the greater of the Contract Value and total Premium Payments less prior surrenders. WE HAVE FILED THE CONTRACT WITH THE OPTIONAL DEATH BENEFIT AND THE EARNINGS PROTECTION BENEFIT WITH THE INTERNAL REVENUE SERVICE FOR APPROVAL FOR USE AS AN IRA. NO ASSURANCE IS GIVEN THAT THESE BENEFITS MEET THE QUALIFICATION REQUIREMENTS FOR AN IRA. Although we regard the Optional Death Benefit and the Earnings Protection Benefit as investment protection features that should not have an adverse tax effect, it is possible that the IRS could take a contrary position regarding tax-qualification or resulting in certain deemed distributions and penalty taxes. You should consult a qualified tax adviser if you are considering adding the Optional Death Benefit or the Earnings Protection Benefit to your Contract if it is an IRA.


5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distributions that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

IN ADDITION, THE 10% PENALTY TAX DOES NOT APPLY TO A DISTRIBUTION FROM AN IRA THAT IS:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

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If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

(c) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from such other tax-qualified retirement plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions; or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   49
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APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES



OPTIONAL DEATH BENEFIT EXAMPLES


EXAMPLE 1
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$108,000       Contract Value prior to Surrender equals
  .09259       multiplied by
$105,000       Interest Accumulation Value for a total of
$  9,722       to be deducted from the Interest Accumulation Value equals
$ 95,278       the new Interest Accumulation Value

EXAMPLE 2
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$ 92,000       Contract Value prior to Surrender equals
  .10870       multiplied by
$105,000       Interest Accumulation Value for a total of
$ 11,413       to be deducted from the Interest Accumulation Value equals
$ 93,587       the New Interest Accumulation Value


EARNINGS PROTECTION BENEFIT EXAMPLES



EXAMPLE 1


Assume that:



- You elected the Earnings Protection Benefit when you purchased your Contract,



- You made a single Premium Payment of $100,000,



- On your fifth Contract anniversary, your Contract Value was $150,000,



- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,



- On the day we calculate the Death Benefit, your Contract Value was $140,000,

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- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations,



ADJUSTMENT FOR PARTIAL SURRENDERS



To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:



- Add the amount of the partial Surrender ($40,000) to



- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),



- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),



- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),



- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),



Which equals $-10,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.



CALCULATION OF CONTRACT GAIN



So Hartford would calculate the Contract gain as follows:



- Contract Value on the date we receive proof of death ($140,000),



- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),



- Add any adjustments for partial Surrenders ($0).



So the Contract gain equals $40,000.



CALCULATION OF EARNINGS PROTECTION BENEFIT CAP



To determine if the cap applies:



- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),



- plus Premium Payments made since that date ($0),



- minus Premium Payments made in the 12 months prior to death ($0),



- minus any adjustments for partial Surrenders ($0),



Which equals $100,000. The cap is 200% of $100,000 which is $200,000.



DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT



In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.



EXAMPLE 2


Assume that:



- You elected the Earnings Protection Benefit when you purchased your Contract,



- You made a single Premium Payment of $100,000,



- On your fifth Contract anniversary, your Contract Value was $150,000,



- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,



- On the day we calculate the Death Benefit, your Contract Value was $120,000,



- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations,

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   51
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ADJUSTMENT FOR PARTIAL SURRENDERS



To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:



- Add the amount of the partial Surrender ($60,000) to



- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000)



- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),



- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),



- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),



Which equals $+10,000 which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.



CALCULATION OF CONTRACT GAIN



So Hartford would calculate the Contract gain as follows:



- Contract Value on the date we receive proof of death ($120,000),



- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),



- Add any adjustments for partial Surrenders ($10,000),



So the Contract gain equal $30,000.



CALCULATION OF EARNINGS PROTECTION BENEFIT CAP



To determine if the cap applies:



- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),



- plus Premium Payments made since that date ($0),



- minus Premium Payments made in the 12 months prior to death ($0),



- minus any adjustments for partial Surrenders ($10,000)



Which equals $90,000. The cap is 200% of $90,000 which is $180,000.



DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT



In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

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APPENDIX III -- ACCUMULATION UNIT VALUES

ACCUMULATION UNIT VALUES -- PUTNAM HARTFORD CAPITAL MANAGER

(For an Accumulation Unit outstanding throughout the period)


The following audited information from the financial statements of the Separate Account for the year ended December 31, 1999, has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. The unaudited information which reflects the deduction for the Optional Death Benefit, has been derived from the audited financial statements of the Separate Account. No information is shown for the Putnam American Government Income, Putnam Capital Appreciation, Putnam Growth Opportunities, Putnam Technology and Putnam Voyager Fund II Sub-Accounts because, as of December 31, 1999, the Sub-Accounts had not yet commenced operations. No information is shown for the Earnings Protection Benefit because as of December 31, 1999, the Earnings Protection Benefit was not available.



                                                                        YEAR ENDED
                                                                     DECEMBER 31, 1999
                                                                                  WITH THE
                                                                WITHOUT THE       OPTIONAL
                                                                 OPTIONAL       DEATH BENEFIT
                                                               DEATH BENEFIT     (UNAUDITED)
---------------------------------------------------------------------------------------------
PUTNAM ASIA PACIFIC GROWTH SUB-ACCOUNT (INCEPTION DATE MAY
 1, 1995)
Accumulation Unit Value at beginning of period                    $ 8.552          $ 9.994
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $17.505          $17.488
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         8,029               22
---------------------------------------------------------------------------------------------
PUTNAM DIVERSIFIED INCOME SUB-ACCOUNT (INCEPTION DATE
 SEPTEMBER 15, 1993)
Accumulation Unit Value at beginning of period                    $12.489          $12.713
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $12.532          $12.520
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                        22,092               42
---------------------------------------------------------------------------------------------
PUTNAM THE GEORGE PUTNAM FUND OF BOSTON SUB-ACCOUNT
 (INCEPTION DATE MAY 1, 1998)
Accumulation Unit Value at beginning of period                    $10.242          $10.984
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $10.063          $10.053
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                        14,825              110
---------------------------------------------------------------------------------------------
PUTNAM GLOBAL ASSET ALLOCATION SUB-ACCOUNT (INCEPTION DATE
 FEBRUARY 1, 1988)
Accumulation Unit Value at beginning of period                    $30.256          $31.376
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $33.370          $33.337
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                        15,126                5
---------------------------------------------------------------------------------------------
PUTNAM GLOBAL GROWTH SUB-ACCOUNT (INCEPTION DATE MAY 1,
 1990)
Accumulation Unit Value at beginning of period                    $24.940          $25.979
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $40.580          $40.540
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                        40,918               22
---------------------------------------------------------------------------------------------
PUTNAM GROWTH AND INCOME SUB-ACCOUNT (INCEPTION DATE
 FEBRUARY 1, 1988)
Accumulation Unit Value at beginning of period                    $45.567          $50.800
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $45.646          $45.601
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                       100,158              142
---------------------------------------------------------------------------------------------
PUTNAM HEALTH SCIENCES SUB-ACCOUNT (INCEPTION DATE MAY 1,
 1998)
Accumulation Unit Value at beginning of period                    $10.849          $ 9.840
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $10.277          $10.267
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                        12,308               69
---------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   53
--------------------------------------------------------------------------------

                                                                        YEAR ENDED
                                                                     DECEMBER 31, 1999
                                                                                  WITH THE
                                                                WITHOUT THE       OPTIONAL
                                                                 OPTIONAL       DEATH BENEFIT
                                                               DEATH BENEFIT     (UNAUDITED)
---------------------------------------------------------------------------------------------
PUTNAM HIGH YIELD SUB-ACCOUNT (INCEPTION DATE FEBRUARY 1,
 1988)
Accumulation Unit Value at beginning of period                    $23.742          $24.985
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $24.799          $24.774
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                        20,315               35
---------------------------------------------------------------------------------------------
PUTNAM INCOME SUB-ACCOUNT (INCEPTION DATE FEBRUARY 1, 1988)
Accumulation Unit Value at beginning of period                    $21.305          $21.164
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $20.574          $20.554
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                        16,827               26
---------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH SUB-ACCOUNT (INCEPTION DATE
 JANUARY 2, 1997)
Accumulation Unit Value at beginning of period                    $13.403          $14.721
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $21.164          $21.143
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                        16,044               71
---------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH AND INCOME SUB-ACCOUNT
 (INCEPTION DATE JANUARY 2, 1997)
Accumulation Unit Value at beginning of period                    $12.922          $14.490
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $15.876          $15.861
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                        14,449               24
---------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT
 (INCEPTION DATE JANUARY 2, 1997)
Accumulation Unit Value at beginning of period                    $11.226          $12.423
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $22.468          $22.445
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         8,347               16
---------------------------------------------------------------------------------------------
PUTNAM INVESTORS SUB-ACCOUNT (INCEPTION DATE MAY 1, 1998)
Accumulation Unit Value at beginning of period                    $11.432          $12.179
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $14.669          $14.655
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                        30,741              228
---------------------------------------------------------------------------------------------
PUTNAM MONEY MARKET SUB-ACCOUNT (INCEPTION DATE FEBRUARY 1,
 1988)
Accumulation Unit Value at beginning of period                    $ 1.538          $ 1.555
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $ 1.591          $ 1.589
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                       266,227              377
---------------------------------------------------------------------------------------------
PUTNAM NEW OPPORTUNITIES SUB-ACCOUNT (INCEPTION DATE MAY 2,
 1994)
Accumulation Unit Value at beginning of period                    $24.805          $26.455
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $41.424          $41.383
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                        62,624               59
---------------------------------------------------------------------------------------------

54                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                        YEAR ENDED
                                                                     DECEMBER 31, 1999
                                                                                  WITH THE
                                                                WITHOUT THE       OPTIONAL
                                                                 OPTIONAL       DEATH BENEFIT
                                                               DEATH BENEFIT     (UNAUDITED)
---------------------------------------------------------------------------------------------
PUTNAM NEW VALUE SUB-ACCOUNT (INCEPTION DATE JANUARY 2,
 1997)
Accumulation Unit Value at beginning of period                    $12.151          $13.957
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $12.014          $12.002
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                        12,278               20
---------------------------------------------------------------------------------------------
PUTNAM OTC & EMERGING GROWTH SUB-ACCOUNT (INCEPTION DATE MAY
 1, 1998)
Accumulation Unit Value at beginning of period                    $ 9.980          $11.045
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $22.292          $22.270
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         5,012               45
---------------------------------------------------------------------------------------------
PUTNAM RESEARCH SUB-ACCOUNT (INCEPTION DATE OCTOBER 1, 1998)
Accumulation Unit Value at beginning of period                    $12.497          $13.682
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $15.712          $15.696
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         4,978               65
---------------------------------------------------------------------------------------------
PUTNAM SMALL CAP VALUE SUB-ACCOUNT (INCEPTION DATE APRIL 30,
 1999)
Accumulation Unit Value at beginning of period                    $10.000          $10.000
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $10.251          $10.241
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                           676                6
---------------------------------------------------------------------------------------------
PUTNAM UTILITIES GROWTH AND INCOME SUB-ACCOUNT (INCEPTION
 DATE MAY 4, 1992)
Accumulation Unit Value at beginning of period                    $22.826          $22.609
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $22.360          $22.338
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                        19,114               18
---------------------------------------------------------------------------------------------
PUTNAM VISTA SUB-ACCOUNT (INCEPTION DATE JANUARY 2, 1997)
Accumulation Unit Value at beginning of period                    $14.316          $15.604
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $21.587          $21.566
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                        14,524               36
---------------------------------------------------------------------------------------------
PUTNAM VOYAGER SUB-ACCOUNT (INCEPTION DATE FEBRUARY 1, 1988)
Accumulation Unit Value at beginning of period                    $55.426          $60.816
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                          $86.479          $86.393
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                        52,779               72
---------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   55
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES -- PUTNAM HARTFORD CAPITAL ACCESS

(For an Accumulation Unit outstanding throughout the period)


The following audited information from the financial statements of the Separate Account for the year ended December 31, 1999 has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. The unaudited information which reflects the deduction for the Optional Death Benefit, has been derived from the audited financial statements of the Separate Account. No information is shown for the Putnam American Government Income, Putnam Capital Appreciation, Putnam Growth Opportunities, Putnam Technology and Putnam Voyager Fund II Sub-Accounts because as of December 31, 1999 the Sub-Accounts had not commenced operations. No information is shown for the Earnings Protection Benefit because as of December 31, 1999, the Earnings Protection Benefit was not available.



                                                                      YEAR ENDED DECEMBER 31,
                                                              1999           WITH THE           1998
                                                             WITHOUT         OPTIONAL          WITHOUT
                                                          THE OPTIONAL     DEATH BENEFIT    THE OPTIONAL
                                                          DEATH BENEFIT     (UNAUDITED)     DEATH BENEFIT
----------------------------------------------------------------------------------------------------------
PUTNAM ASIA PACIFIC GROWTH SUB-ACCOUNT (INCEPTION DATE
 MAY 1, 1995)
Accumulation Unit Value at beginning of period               $10.544          $15.708          $10.000
----------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                     $21.511          $21.503          $10.544
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                   --               --                1
----------------------------------------------------------------------------------------------------------
PUTNAM DIVERSIFIED INCOME SUB-ACCOUNT (INCEPTION DATE
 SEPTEMBER 15, 1993)
Accumulation Unit Value at beginning of period               $ 9.484          $ 9.291          $10.000
----------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                     $ 9.506          $ 9.503          $ 9.484
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                   67               --               23
----------------------------------------------------------------------------------------------------------
PUTNAM THE GEORGE PUTNAM FUND SUB-ACCOUNT (INCEPTION
 DATE MAY 1, 1998)
Accumulation Unit Value at beginning of period               $10.398          $10.108          $10.000
----------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                     $10.202          $10.199          $10.398
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                  122               --                7
----------------------------------------------------------------------------------------------------------
PUTNAM GLOBAL ASSET ALLOCATION SUB-ACCOUNT (INCEPTION
 DATE FEBRUARY 1, 1998)
Accumulation Unit Value at beginning of period               $10.191          $10.198          $10.000
----------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                     $11.214          $11.210          $10.191
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                    4               --                1
----------------------------------------------------------------------------------------------------------
PUTNAM GLOBAL GROWTH SUB-ACCOUNT (INCEPTION DATE MAY 1,
 1995)
Accumulation Unit Value at beginning of period               $10.425          $11.504          $10.000
----------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                     $16.903          $16.897          $10.425
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                   32               --                6
----------------------------------------------------------------------------------------------------------
PUTNAM GROWTH AND INCOME SUB-ACCOUNT (INCEPTION DATE
 FEBRUARY 1, 1998)
Accumulation Unit Value at beginning of period               $10.433          $10.244          $10.000
----------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                     $10.439          $10.436          $10.443
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                  400               --               23
----------------------------------------------------------------------------------------------------------
PUTNAM HEALTH SCIENCES SUB-ACCOUNT (INCEPTION DATE
 MAY 1, 1998)
Accumulation Unit Value at beginning of period               $10.785          $ 9.485          $10.000
----------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                     $10.202          $10.198          $10.785
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                   63               --                4
----------------------------------------------------------------------------------------------------------
PUTNAM HIGH YIELD SUB-ACCOUNT (INCEPTION DATE
 FEBRUARY 1, 1998)
Accumulation Unit Value at beginning of period               $ 8.895          $ 8.954          $10.000
----------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                     $ 9.272          $ 9.269          $ 8.895
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                   91               --                6
----------------------------------------------------------------------------------------------------------

56                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                      YEAR ENDED DECEMBER 31,
                                                              1999           WITH THE           1998
                                                             WITHOUT         OPTIONAL          WITHOUT
                                                          THE OPTIONAL     DEATH BENEFIT    THE OPTIONAL
                                                          DEATH BENEFIT     (UNAUDITED)     DEATH BENEFIT
----------------------------------------------------------------------------------------------------------
PUTNAM INCOME SUB-ACCOUNT (INCEPTION DATE FEBRUARY 1,
 1998)
Accumulation Unit Value at beginning of period               $10.300          $ 9.938          $10.000
----------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                     $ 9.924          $ 9.921          $10.300
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                   79               --               38
----------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH SUB-ACCOUNT (INCEPTION DATE
 JANUARY 2, 1997)
Accumulation Unit Value at beginning of period               $ 9.511          $11.152          $10.000
----------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                     $14.994          $14.989          $ 9.511
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                   63               --               19
----------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH AND INCOME SUB-ACCOUNT
 (INCEPTION DATE JANUARY 2, 1997)
Accumulation Unit Value at beginning of period               $ 9.524          $10.948          $10.000
----------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                     $11.666          $11.662          $ 9.524
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                   29               --                3
----------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT
 (INCEPTION DATE JANUARY 2, 1997)
Accumulation Unit Value at beginning of period               $ 9.530          $12.306          $10.000
----------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                     $19.041          $19.034          $ 9.530
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                    7               --                1
----------------------------------------------------------------------------------------------------------
PUTNAM INVESTORS SUB-ACCOUNT (INCEPTION DATE MAY 1,
 1998)
Accumulation Unit Value at beginning of period               $10.838          $11.196          $10.000
----------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                     $13.879          $13.874          $10.838
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                  168               --               12
----------------------------------------------------------------------------------------------------------
PUTNAM MONEY MARKET SUB-ACCOUNT (INCEPTION DATE
 FEBRUARY 1, 1998)
Accumulation Unit Value at beginning of period               $ 1.014          $ 1.037          $ 1.000
----------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                     $ 1.046          $ 1.046          $ 1.014
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                1,183               --              445
----------------------------------------------------------------------------------------------------------
PUTNAM NEW OPPORTUNITIES SUB-ACCOUNT (INCEPTION DATE
 MAY 2, 1994)
Accumulation Unit Value at beginning of period               $10.572          $11.842          $10.000
----------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                     $17.612          $17.606          $10.572
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                   69               --               22
----------------------------------------------------------------------------------------------------------
PUTNAM NEW VALUE SUB-ACCOUNT (INCEPTION DATE JANUARY 2,
 1997)
Accumulation Unit Value at beginning of period               $10.301          $ 9.993          $10.000
----------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                     $10.179          $10.176          $10.301
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                   15               --                2
----------------------------------------------------------------------------------------------------------
PUTNAM OTC & EMERGING GROWTH SUB-ACCOUNT (INCEPTION
 DATE MAY 1, 1998)
Accumulation Unit Value at beginning of period               $10.276          $13.011          $10.000
----------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                     $22.902          $22.894          $10.276
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                   14               --                5
----------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   57
--------------------------------------------------------------------------------

                                                                      YEAR ENDED DECEMBER 31,
                                                              1999           WITH THE           1998
                                                             WITHOUT         OPTIONAL          WITHOUT
                                                          THE OPTIONAL     DEATH BENEFIT    THE OPTIONAL
                                                          DEATH BENEFIT     (UNAUDITED)     DEATH BENEFIT
----------------------------------------------------------------------------------------------------------
PUTNAM RESEARCH SUB-ACCOUNT (INCEPTION DATE OCTOBER 1,
 1998)
Accumulation Unit Value at beginning of period               $12.481          $13.106          $10.000
----------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                     $15.673          $15.668          $12.481
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                   13               --                2
----------------------------------------------------------------------------------------------------------
PUTNAM SMALL CAP VALUE SUB-ACCOUNT (INCEPTION DATE
 APRIL 30, 1999)
Accumulation Unit Value at beginning of period               $10.000          $ 9.720               --
----------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                     $10.234          $10.231               --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                    2               --               --
----------------------------------------------------------------------------------------------------------
PUTNAM UTILITIES GROWTH AND INCOME SUB-ACCOUNT
 (INCEPTION DATE MAY 4, 1992)
Accumulation Unit Value at beginning of period               $11.064          $10.943          $10.000
----------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                     $10.813          $10.809          $11.064
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                   44               --               15
----------------------------------------------------------------------------------------------------------
PUTNAM VISTA SUB-ACCOUNT (INCEPTION DATE JANUARY 2,
 1997)
Accumulation Unit Value at beginning of period               $10.273          $10.924          $10.000
----------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                     $15.411          $15.405          $10.273
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                   65               --                9
----------------------------------------------------------------------------------------------------------
PUTNAM VOYAGER SUB-ACCOUNT (INCEPTION DATE FEBRUARY 1,
 1998)
Accumulation Unit Value at beginning of period               $10.742          $11.888          $10.000
----------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                     $16.723          $16.717          $10.742
----------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                  151               --               29
----------------------------------------------------------------------------------------------------------

58                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES -- PUTNAM HARTFORD CAPITAL MANAGER ACCLAIM (For an Accumulation Unit outstanding throughout the period)


The following audited information from the financial statements of the Separate Account has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. The unaudited information, which reflects the deduction for the Optional Death Benefit, has been derived from the audited financial statements of the Separate Account. No information is shown for Putnam American Government Income Sub-Account, Putnam Growth Opportunities Sub-Account, and Putnam Technology Sub-Account because, as of December 31, 1999, the Sub-Accounts had not yet commenced operations. No information is shown for the Earnings Protection Benefit because as of December 31, 1999, the Earnings Protection Benefit was not available.



                                                                YEAR ENDED DECEMBER 31,
                                                            -------------------------------
                                                                                WITH THE
                                                              WITHOUT THE       OPTIONAL
                                                                OPTIONAL      DEATH BENEFIT
                                                             DEATH BENEFIT     (UNAUDITED)
                                                                  1999            1999
-------------------------------------------------------------------------------------------
PUTNAM ASIA PACIFIC GROWTH SUB-ACCOUNT
Accumulation Unit Value at beginning of period                 $10.000(a)        $10.000
-------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                       $13.640           $13.636
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          2                --
-------------------------------------------------------------------------------------------
PUTNAM DIVERSIFIED INCOME SUB-ACCOUNT
Accumulation Unit Value at beginning of period                 $10.000(a)        $10.000
-------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                       $10.248           $10.245
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          2                --
-------------------------------------------------------------------------------------------
PUTNAM THE GEORGE PUTNAM FUND OF BOSTON SUB-ACCOUNT
Accumulation Unit Value at beginning of period                 $10.000(a)        $10.000
-------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                       $10.186           $10.183
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          4                --
-------------------------------------------------------------------------------------------
PUTNAM GLOBAL ASSET ALLOCATION SUB-ACCOUNT
Accumulation Unit Value at beginning of period                 $10.000(a)        $10.000
-------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                       $11.052           $11.048
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         --                --
-------------------------------------------------------------------------------------------
PUTNAM GLOBAL GROWTH SUB-ACCOUNT
Accumulation Unit Value at beginning of period                 $10.000(a)        $10.000
-------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                       $14.435           $14.430
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         --                --
-------------------------------------------------------------------------------------------
PUTNAM GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value at beginning of period                 $10.000(a)        $10.000
-------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                       $10.311           $10.307
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         47                 6
-------------------------------------------------------------------------------------------
PUTNAM HEALTH SCIENCES SUB-ACCOUNT
Accumulation Unit Value at beginning of period                 $10.000(a)        $10.000
-------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                       $10.824           $10.820
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         17                --
-------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   59
--------------------------------------------------------------------------------

                                                                YEAR ENDED DECEMBER 31,
                                                            -------------------------------
                                                                                WITH THE
                                                              WITHOUT THE       OPTIONAL
                                                                OPTIONAL      DEATH BENEFIT
                                                             DEATH BENEFIT     (UNAUDITED)
                                                                  1999            1999
-------------------------------------------------------------------------------------------
PUTNAM HIGH YIELD SUB-ACCOUNT
Accumulation Unit Value at beginning of period                 $10.000(a)        $10.000
-------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                       $10.353           $10.350
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          1                --
-------------------------------------------------------------------------------------------
PUTNAM INCOME SUB-ACCOUNT
Accumulation Unit Value at beginning of period                 $10.000(a)        $10.000
-------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                       $10.068           $10.065
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         --                 3
-------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH SUB-ACCOUNT
Accumulation Unit Value at beginning of period                 $10.000(a)        $10.000
-------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                       $13.207           $13.203
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          5                --
-------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value at beginning of period                 $10.000(a)        $10.000
-------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                       $10.703           $10.699
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         12                --
-------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value at beginning of period                 $10.000(a)        $10.000
-------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                       $15.155           $15.150
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          7                 2
-------------------------------------------------------------------------------------------
PUTNAM INVESTORS SUB-ACCOUNT
Accumulation Unit Value at beginning of period                 $10.000(a)        $ 1.000
-------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                       $12.421           $ 1.242
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         10                74
-------------------------------------------------------------------------------------------
PUTNAM MONEY MARKET SUB-ACCOUNT
Accumulation Unit Value at beginning of period                 $10.000(a)        $10.000
-------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                       $ 1.009           $10.089
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         --                --
-------------------------------------------------------------------------------------------
PUTNAM NEW OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value at beginning of period                 $10.000(a)        $10.000
-------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                       $14.596           $14.591
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         13                 4
-------------------------------------------------------------------------------------------
PUTNAM NEW VALUE SUB-ACCOUNT
Accumulation Unit Value at beginning of period                 $10.000(a)        $10.000
-------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                       $10.373           $10.370
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          9                 2
-------------------------------------------------------------------------------------------
PUTNAM OTC & EMERGING GROWTH SUB-ACCOUNT
Accumulation Unit Value at beginning of period                 $10.000(a)        $10.000
-------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                       $16.351           $16.346
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          2                --
-------------------------------------------------------------------------------------------

60                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                YEAR ENDED DECEMBER 31,
                                                            -------------------------------
                                                                                WITH THE
                                                              WITHOUT THE       OPTIONAL
                                                                OPTIONAL      DEATH BENEFIT
                                                             DEATH BENEFIT     (UNAUDITED)
                                                                  1999            1999
-------------------------------------------------------------------------------------------
PUTNAM RESEARCH SUB-ACCOUNT
Accumulation Unit Value at beginning of period                 $10.000(a)        $10.000
-------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                        11.831           $11.827
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          6                --
-------------------------------------------------------------------------------------------
PUTNAM SMALL CAP VALUE SUB-ACCOUNT
Accumulation Unit Value at beginning of period                 $10.000(a)        $10.000
-------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                       $10.858           $10.855
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          7                --
-------------------------------------------------------------------------------------------
PUTNAM UTILITIES GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value at beginning of period                 $10.000(a)        $10.000
-------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                       $ 9.841           $ 9.637
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         --                --
-------------------------------------------------------------------------------------------
PUTNAM VISTA SUB-ACCOUNT
Accumulation Unit Value at beginning of period                 $10.000(a)        $10.000
-------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                       $13.892           $13.687
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          7                 1
-------------------------------------------------------------------------------------------
PUTNAM VOYAGER SUB-ACCOUNT
Accumulation Unit Value at beginning of period                 $10.000(a)        $10.000
-------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                       $13.922           $13.918
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         17                --
-------------------------------------------------------------------------------------------

(a) Inception date October 14, 1999

This form must be completed for all tax sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM

The variable annuity Contract that you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

- attained age 59 1/2,

- separated from service,

- died, or

- become disabled.

Distributions of post December 31, 1988 contributions (excluding any income thereon) may also be made if you have experienced a financial hardship.

Also, there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service.

Also, please be aware that your 403(b) Plan may also offer other financial alternatives other than your Annuity. Please refer to your Plan.

Please complete the following and return to:

    Hartford Life and Annuity Insurance Company
    Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085

Name of Contract Owner/Participant:  ___________________________________________

Address:  ______________________________________________________________________

City or Plan/School District:  _________________________________________________

Date:  _________________________________________________________________________

Contract No.:  _________________________________________________________________

Signature:  ____________________________________________________________________

To obtain a Statement of Additional Information, please complete the form below and mail to:

    Hartford Life and Annuity Insurance Company
    Attn: Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Putnam Hartford Capital Manager, Putnam Hartford Capital Access, and Putnam Hartford Capital Manager Acclaim to me at the following address:

--------------------------------------------------------------------------------
                                      Name

--------------------------------------------------------------------------------
                                    Address

--------------------------------------------------------------------------------
                              City/State      Zip Code

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO
          SERIES VI OF PUTNAM HARTFORD CAPITAL MANAGER VARIABLE ANNUITY
                                       AND
                         PUTNAM HARTFORD CAPITAL ACCESS
                                       AND
                     PUTNAM HARTFORD CAPITAL MANAGER ACCLAIM


This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.


Date of Prospectus: January 15, 2001



Date of Statement of Additional Information: January 15, 2001

333-50465

                                TABLE OF CONTENTS


SECTION                                                                     PAGE
-------                                                                     ----
DESCRIPTION OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY................    4

SAFEKEEPING OF ASSETS.....................................................    4

INDEPENDENT PUBLIC ACCOUNTANTS............................................    4

DISTRIBUTION OF CONTRACTS.................................................    5

CALCULATION OF YIELD AND RETURN...........................................    5

PERFORMANCE COMPARISONS...................................................   18

FINANCIAL STATEMENTS...................................................... SA-1

          DESCRIPTION OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


                               HARTFORD'S RATINGS

-------------------------------------------------------------------------------------------------------------
      Rating Agency                      Effective           Rating         Basis of Rating
                                      Date of Rating
-------------------------------------------------------------------------------------------------------------
A.M. Best and Company, Inc.               4/1/00               A+        Financial performance
-------------------------------------------------------------------------------------------------------------
Standard & Poor's                         8/1/00               AA        Insurer financial strength
-------------------------------------------------------------------------------------------------------------
Fitch                                     5/1/00               AA+       Financial strength
-------------------------------------------------------------------------------------------------------------


These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

                              SAFEKEEPING OF ASSETS

Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

                         INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                            DISTRIBUTION OF CONTRACTS

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is an affiliate of Hartford. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as that of Hartford.

The securities will be sold by salesperson of HSD who represent Hartford as insurance and variable annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.

HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.

Commissions will be paid by Hartford and will not be more than 7% of premium payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in the prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or Surrender variable insurance products.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to and retained by HSD in its role as Principal Underwriter has been: 1999:
$76,623,142.49; 1998: $46,531,128 and 1997: $66,116,496. HSD has retained none of these commissions.

                         CALCULATION OF YIELD AND RETURN

YIELD OF A MONEY MARKET SUB-ACCOUNT. As summarized in the prospectus under the heading "Performance Related Information," the yield of a Money Market Sub-Account for a seven day period (the "base period") will be computed by determining the "net change in value" of a hypothetical account having a balance of one unit at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued dividends as declared by the underlying funds, less expense and Contract charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365/7 and subtracting 1 from the result, according to the following formula:

         Effective Yield = [(Base Period Return + 1) 365/7] - 1

A MONEY MARKET SUB-ACCOUNT'S YIELD AND EFFECTIVE YIELD WILL VARY IN RESPONSE TO FLUCTUATIONS IN INTEREST RATES AND IN THE EXPENSES OF THE SUB-ACCOUNT. THE CURRENT YIELD AND EFFECTIVE YIELD REFLECT RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE MAXIMUM ANNUAL MAINTENANCE FEE.

                         PUTNAM HARTFORD CAPITAL MANAGER

  YIELD AND EFFECTIVE YIELD FOR THE SEVEN DAY PERIOD ENDING DECEMBER 31, 1999.

--------------------------------------------------------------------------------
SUB-ACCOUNT                             YIELD                    EFFECTIVE YIELD
--------------------------------------------------------------------------------
Putnam Money Market                     4.09%                        4.17%
--------------------------------------------------------------------------------

                         PUTNAM HARTFORD CAPITAL ACCESS

  YIELD AND EFFECTIVE YIELD FOR THE SEVEN DAY PERIOD ENDING DECEMBER 31, 1999.

--------------------------------------------------------------------------------
SUB-ACCOUNT                             YIELD                    EFFECTIVE YIELD
--------------------------------------------------------------------------------
Putnam Money Market                     3.72%                        3.79%
--------------------------------------------------------------------------------


                      PUTNAM HARTFORD CAPITAL MANAGER ACCLAIM

  YIELD AND EFFECTIVE YIELD FOR THE SEVEN DAY PERIOD ENDING DECEMBER 31, 1999.

--------------------------------------------------------------------------------
SUB-ACCOUNT                             YIELD                    EFFECTIVE YIELD
--------------------------------------------------------------------------------
Putnam Money Market                     4.54%                        4.64%
--------------------------------------------------------------------------------


YIELD OF SUB-ACCOUNTS. As summarized in the prospectus under the heading "Performance Related Information," yields of Sub-Accounts will be computed by annualizing a recent month's net investment income, divided by a Fund share's net asset value on the last trading day of that month. Net changes in the value of a hypothetical account will assume the change in the underlying mutual fund's "net asset value per share" for the same period in addition to the daily expense charge assessed, at the sub-account level for the respective period. The Sub-Accounts' yields will vary from time to time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Accounts' shares and to the relative risks associated with the investment objectives and policies of the underlying Fund.

THE YIELD REFLECTS RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE ANNUAL MAINTENANCE FEE.

Yield calculations of the Sub-Accounts used for illustration purposes reflect the interest earned by the Sub-Accounts, less applicable asset charges assessed against a Contract Owner's account over the base period. Yield quotations based on a 30 day period were computed by dividing the dividends and interest earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

Example:
                                                             6
Current Yield Formula for the Sub-Account  2[((A-B)/(CD) + 1) - 1]

Where    A = Dividends and interest earned during the period.
         B = Expenses accrued for the period (net of reimbursements).
         C = The average daily number of units outstanding during the period that were entitled to receive dividends.
         D = The maximum offering price per unit on the last day of the period.

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.


                         PUTNAM HARTFORD CAPITAL MANAGER

        YIELD QUOTATION BASED ON A 30 DAY PERIOD ENDED DECEMBER 31, 1999.

--------------------------------------------------------------------------------
SUB-ACCOUNT                                                      YIELD
--------------------------------------------------------------------------------
Putnam Growth and Income                                         0.24%
--------------------------------------------------------------------------------
Putnam Global Asset Allocation                                   0.73%
--------------------------------------------------------------------------------
Putnam High Yield                                                9.44%
--------------------------------------------------------------------------------
Putnam Utilities Growth and Income                               1.92%
--------------------------------------------------------------------------------
Putnam Income                                                    5.67%
--------------------------------------------------------------------------------
Putnam Diversified Income                                        7.27%
--------------------------------------------------------------------------------

                         PUTNAM HARTFORD CAPITAL ACCESS

        YIELD QUOTATION BASED ON A 30 DAY PERIOD ENDED DECEMBER 31, 1999.

--------------------------------------------------------------------------------
SUB-ACCOUNT                                                      YIELD
--------------------------------------------------------------------------------
Putnam Growth and Income                                        -0.01%
--------------------------------------------------------------------------------
Putnam Global Asset Allocation                                   0.48%
--------------------------------------------------------------------------------
Putnam High Yield                                                9.17%
--------------------------------------------------------------------------------
Putnam Utilities Growth and Income                               1.67%
--------------------------------------------------------------------------------
Putnam Income                                                    5.41%
--------------------------------------------------------------------------------
Putnam Diversified Income                                        7.00%
--------------------------------------------------------------------------------



                      PUTNAM HARTFORD CAPITAL MANAGER ACCLAIM

        YIELD QUOTATION BASED ON A 30 DAY PERIOD ENDED DECEMBER 31, 1999.

--------------------------------------------------------------------------------
SUB-ACCOUNT                                                      YIELD
--------------------------------------------------------------------------------
Putnam Growth and Income                                         0.68%
--------------------------------------------------------------------------------
Putnam Global Asset Allocation                                   1.18%
--------------------------------------------------------------------------------
Putnam High Yield                                                9.93%
--------------------------------------------------------------------------------
Putnam Utilities Growth and Income                               2.38%
--------------------------------------------------------------------------------
Putnam Income                                                    6.14%
--------------------------------------------------------------------------------
Putnam Diversified Income                                        7.75%
--------------------------------------------------------------------------------


CALCULATION OF TOTAL RETURN. As summarized in the prospectus under the heading "Performance Related Information", total return is a measure of the change in value of an investment in a Sub-Account over the period covered and assumes that the Optional Death Benefit has not been elected. The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge and the $30.00 Annual Maintenance Fee (if applicable) and (3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Standardized total return will be calculated since the inception of the Separate Account for one year, five years, and ten years or some other relevant periods if a Sub-Account has not been in existence for at least ten years.

The following are the standardized average annual total return quotations for the Sub-Accounts. No information is shown for the Putnam American Government Income, Putnam Capital Appreciation, Putnam Growth Opportunities, Putnam Technology and Putnam Voyager Fund II Sub-Accounts because, as of December 31, 1999, the Sub-Accounts had not yet commenced operations.

                         PUTNAM HARTFORD CAPITAL MANAGER

             STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR YEAR ENDED
                               DECEMBER 31, 1999

--------------------------------------------------------------------------------------------------------------------
                                      SEPARATE                                                         SINCE
       SUB-ACCOUNT                    ACCOUNT       1 YEAR          5 YEAR          10 YEAR         INCEPTION OF
                                      INCEPTION                                                       SEPARATE
                                       DATE                                                           ACCOUNT
--------------------------------------------------------------------------------------------------------------------
Putnam Asia Pacific                   5/1/95         94.69%          N/A              N/A              8.62%
Growth
--------------------------------------------------------------------------------------------------------------------
Putnam Diversified                   9/15/93         -9.65%         2.09%             N/A             -0.12%
Income
--------------------------------------------------------------------------------------------------------------------
Putnam The George                     5/1/98        -11.75%          N/A              N/A            -11.16%
Putnam Fund of
Boston
--------------------------------------------------------------------------------------------------------------------
Putnam Global Asset                  5/20/91          0.30%        12.59%             N/A              9.32%
Allocation
--------------------------------------------------------------------------------------------------------------------
Putnam Global                        5/20/91         52.71%        22.52%             N/A             15.24%
Growth
--------------------------------------------------------------------------------------------------------------------
Putnam Growth and                    5/20/91         -9.83%        15.28%             N/A             11.03%
Income
--------------------------------------------------------------------------------------------------------------------
Putnam Health                         5/1/98        -15.27%          N/A              N/A             -5.75%
Sciences
--------------------------------------------------------------------------------------------------------------------
Putnam High Yield                    5/20/91         -5.55%         4.04%             N/A              7.68%
--------------------------------------------------------------------------------------------------------------------
Putnam Income                        5/20/91        -13.43%         2.44%             N/A              3.30%
--------------------------------------------------------------------------------------------------------------------
Putnam International                  1/2/97         47.91%          N/A              N/A             24.42%
Growth
------------------------------------------------------------------------------------------------------------------
Putnam International                  1/2/97         12.86%          N/A              N/A             12.43%
Growth and Income
------------------------------------------------------------------------------------------------------------------
Putnam International                  1/2/97         90.14%          N/A              N/A             26.64%
New Opportunities
------------------------------------------------------------------------------------------------------------------
Putnam Investors                      5/1/98         18.32%          N/A              N/A             19.20%
------------------------------------------------------------------------------------------------------------------
Putnam Money                         5/20/91         -6.59%        -0.02%             N/A             -0.03%
Market
------------------------------------------------------------------------------------------------------------------
Putnam New                            5/2/94         57.00%        28.67%             N/A             26.12%
Opportunities
------------------------------------------------------------------------------------------------------------------


                                       10

--------------------------------------------------------------------------------------------------------------------
                                      SEPARATE                                                         SINCE
       SUB-ACCOUNT                    ACCOUNT       1 YEAR          5 YEAR          10 YEAR         INCEPTION OF
                                      INCEPTION                                                       SEPARATE
                                       DATE                                                           ACCOUNT
--------------------------------------------------------------------------------------------------------------------
Putnam New Value                      1/2/97        -11.13%          N/A              N/A              1.67%
------------------------------------------------------------------------------------------------------------------
Putnam OTC &                          5/1/98        113.38%          N/A              N/A             55.09%
Emerging Growth
------------------------------------------------------------------------------------------------------------------
Putnam Research                      10/1/98         15.73%          N/A              N/A             34.29%
--------------------------------------------------------------------------------------------------------------------
Putnam Small Cap                      5/3/99           N/A           N/A              N/A             -7.39%
Value
--------------------------------------------------------------------------------------------------------------------
Putnam Utilities                      5/1/92        -12.04%        12.86%             N/A              8.57%
Growth and Income
--------------------------------------------------------------------------------------------------------------------
Putnam Vista                          1/2/97         40.79%          N/A              N/A             25.42%
--------------------------------------------------------------------------------------------------------------------
Putnam Voyager                       5/20/91         46.02%        27.45%             N/A             20.74%
--------------------------------------------------------------------------------------------------------------------


                         PUTNAM HARTFORD CAPITAL ACCESS

             STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR YEAR ENDED
                                DECEMBER 31, 1999

--------------------------------------------------------------------------------------------------------------------
                                      SEPARATE                                                         SINCE
       SUB-ACCOUNT                    ACCOUNT       1 YEAR          5 YEAR          10 YEAR         INCEPTION OF
                                      INCEPTION                                                       SEPARATE
                                       DATE                                                           ACCOUNT
--------------------------------------------------------------------------------------------------------------------
Putnam Asia                           5/1/95        101.01%          N/A              N/A              8.95%
Pacific Growth
--------------------------------------------------------------------------------------------------------------------
Putnam Diversified                   9/15/93         -2.77%         2.55%             N/A              0.16%
Income
--------------------------------------------------------------------------------------------------------------------
Putnam The George                     5/1/98         -4.88%          N/A              N/A             -3.24%
Putnam Fund of Boston
--------------------------------------------------------------------------------------------------------------------
Putnam Global                        5/20/91          7.04%        12.95%             N/A              9.17%
Asset Allocation
--------------------------------------------------------------------------------------------------------------------
Putnam Global                        5/20/91         59.13%        22.54%             N/A             14.97%
Growth
--------------------------------------------------------------------------------------------------------------------
Putnam Growth                        5/20/91         -3.03%        15.41%             N/A             10.77%
and Income
--------------------------------------------------------------------------------------------------------------------
Putnam Health                         5/1/98         -8.40%          N/A              N/A             -2.37%
Sciences
--------------------------------------------------------------------------------------------------------------------
Putnam High Yield                    5/20/91          1.23%         4.47%             N/A              7.45%
--------------------------------------------------------------------------------------------------------------------
Putnam Income                        5/20/91         -6.62%         2.91%             N/A              3.07%
--------------------------------------------------------------------------------------------------------------------
Putnam                                1/2/97         54.66%          N/A              N/A             25.29%
International Growth
--------------------------------------------------------------------------------------------------------------------


                                       11

--------------------------------------------------------------------------------------------------------------------
                                      SEPARATE                                                         SINCE
       SUB-ACCOUNT                    ACCOUNT       1 YEAR          5 YEAR          10 YEAR         INCEPTION OF
                                      INCEPTION                                                       SEPARATE
                                       DATE                                                           ACCOUNT
--------------------------------------------------------------------------------------------------------------------
Putnam                                1/2/97         19.50%          N/A              N/A             13.81%
International
Growth and Income
--------------------------------------------------------------------------------------------------------------------
Putnam                                1/2/97         96.80%          N/A              N/A             27.59%
International New
Opportunities
--------------------------------------------------------------------------------------------------------------------
Putnam Investors                      5/1/98         25.07%          N/A              N/A             22.12%
--------------------------------------------------------------------------------------------------------------------
Putnam Money                         5/20/91          0.14%         0.52%             N/A             -0.24%
Market
--------------------------------------------------------------------------------------------------------------------
Putnam New                            5/2/94         63.58%        28.63%             N/A             25.97%
Opportunities
--------------------------------------------------------------------------------------------------------------------
Putnam New Value                      1/2/97         -4.18%          N/A              N/A              3.37%
--------------------------------------------------------------------------------------------------------------------
Putnam OTC &                          5/1/98        119.87%          N/A              N/A             57.47%
Emerging Growth
--------------------------------------------------------------------------------------------------------------------
Putnam Research                      10/1/98         22.58%          N/A              N/A             38.45%
--------------------------------------------------------------------------------------------------------------------
Putnam Small Cap                      5/3/99           N/A           N/A              N/A             -0.55%
Value
--------------------------------------------------------------------------------------------------------------------
Putnam Utilities                      5/1/92         -5.27%        13.08%             N/A              8.28%
Growth and
Income
--------------------------------------------------------------------------------------------------------------------
Putnam Vista Fund                     1/2/97         47.39%          N/A              N/A             26.37%
--------------------------------------------------------------------------------------------------------------------
Putnam Voyager                       5/20/91         52.68%        27.42%             N/A             20.46%
--------------------------------------------------------------------------------------------------------------------


                   PUTNAM HARTFORD CAPITAL MANAGER ACCLAIM

            STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR YEAR ENDED
                               DECEMBER 31, 1999

--------------------------------------------------------------------------------------------------------------------
                                      SEPARATE                                                         SINCE
       SUB-ACCOUNT                    ACCOUNT       1 YEAR          5 YEAR          10 YEAR         INCEPTION OF
                                      INCEPTION                                                       SEPARATE
                                       DATE                                                           ACCOUNT
--------------------------------------------------------------------------------------------------------------------
Putnam Asia Pacific                   5/1/95         91.30%          N/A              N/A              8.25%
Growth
--------------------------------------------------------------------------------------------------------------------


                                       12

--------------------------------------------------------------------------------------------------------------------
Putnam Diversified                   9/15/93         -7.74%         2.00%             N/A             -0.16%
Income
--------------------------------------------------------------------------------------------------------------------
Putnam The George Putnam              5/1/98        -10.53%          N/A              N/A            -10.77%
Fund of Boston
--------------------------------------------------------------------------------------------------------------------
Putnam Global Asset                  5/20/91          1.75%        12.21%             N/A              9.00%
Allocation
--------------------------------------------------------------------------------------------------------------------
Putnam Global Growth                 5/20/91         51.45%        21.92%             N/A             14.89%
--------------------------------------------------------------------------------------------------------------------
Putnam Growth and                    5/20/91         -7.91%        14.85%             N/A             10.71%
Income
--------------------------------------------------------------------------------------------------------------------
Putnam Health                         5/1/98        -13.08%          N/A              N/A             -8.33%
Sciences
--------------------------------------------------------------------------------------------------------------------
Putnam High Yield                    5/20/91         -3.85%         3.89%             N/A              7.38%
--------------------------------------------------------------------------------------------------------------------
Putnam Income                        5/20/91        -11.33%         2.33%             N/A              2.98%
--------------------------------------------------------------------------------------------------------------------
Putnam International                  1/2/97         46.90%          N/A              N/A             23.77%
Growth
--------------------------------------------------------------------------------------------------------------------
Putnam International                  1/2/97         13.63%          N/A              N/A             12.24%
Growth and Income
--------------------------------------------------------------------------------------------------------------------
Putnam International                  1/2/97         86.98%          N/A              N/A             25.90%
New Opportunities
--------------------------------------------------------------------------------------------------------------------
Putnam Investors                      5/1/98         18.81%          N/A              N/A             18.64%
--------------------------------------------------------------------------------------------------------------------
Putnam Money Market                  5/20/91         -4.84%        -0.07%             N/A             -0.38%
--------------------------------------------------------------------------------------------------------------------
Putnam New                            5/2/94         55.53%        27.99%             N/A             25.51%
Opportunities
--------------------------------------------------------------------------------------------------------------------
Putnam New Value                      1/2/97         -9.14%          N/A              N/A              1.95%
--------------------------------------------------------------------------------------------------------------------
Putnam OTC &                          5/1/98        109.04%          N/A              N/A             52.99%
Emerging Growth
--------------------------------------------------------------------------------------------------------------------
Putnam Research                      10/1/98         16.35%          N/A              N/A             32.94%
-------------------------------------------------------------------------------------------------------------------
Putnam Small Cap                      5/3/99           N/A           N/A              N/A             -5.94%
Value
-------------------------------------------------------------------------------------------------------------------
Putnam Utilities Growth               5/1/92        -10.01%        12.48%             N/A              8.14%
and Income
-------------------------------------------------------------------------------------------------------------------
Putnam Vista Fund                     1/2/97         40.14%          N/A              N/A             24.74%
-------------------------------------------------------------------------------------------------------------------
Putnam Voyager                       5/20/91         45.11%        26.79%             N/A             20.40%
-------------------------------------------------------------------------------------------------------------------


Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefits been available and been chosen.


In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. This figure will usually be calculated since the inception of the underlying fund for one year, five years, and ten years or other periods.

Non-standardized total return is measured in the same manner as the standardized total return described above, except that any applicable contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

The following are the non-standardized annualized total return quotations for the Sub-Accounts. No information is shown for the Putnam American Government Income, Putnam Capital Appreciation, Putnam Growth Opportunities, Putnam Technology and Putnam Voyager Fund II Sub-Accounts because, as of December 31, 1999, the Sub-Accounts had not yet commenced operations.



                         PUTNAM HARTFORD CAPITAL MANAGER

           NON-STANDARDIZED ANNUALIZED TOTAL RETURN THAT PRE-DATE THE
             INCEPTION DATE OF THE SEPARATE ACCOUNT FOR YEAR ENDED
                                DECEMBER 31, 1999

--------------------------------------------------------------------------------------------------------------------
                                       FUND                                                            SINCE
       SUB-ACCOUNT                  INCEPTION      1 YEAR          5 YEAR          10 YEAR         INCEPTION OF
                                       DATE                                                            FUND
--------------------------------------------------------------------------------------------------------------------
Putnam Asia Pacific                   5/1/95        104.69%          N/A              N/A             12.73%
Growth
-------------------------------------------------------------------------------------------------------------------
Putnam Diversified                   9/15/93          0.35%         5.43%             N/A              3.65%
Income
-------------------------------------------------------------------------------------------------------------------
Putnam The George                     5/1/98         -1.75%          N/A              N/A              0.38%
Putnam Fund of
Boston
-------------------------------------------------------------------------------------------------------------------
Putnam Global Asset                   2/1/88         10.30%        15.36%           10.71%              N/A
Allocation
-------------------------------------------------------------------------------------------------------------------
Putnam Global                         5/1/90         62.71%        25.34%             N/A             15.58%
Growth
-------------------------------------------------------------------------------------------------------------------
Putnam Growth and                     2/1/88          0.17%        17.74%           12.41%              N/A
Income
-------------------------------------------------------------------------------------------------------------------
Putnam Health                         5/1/98         -5.27%          N/A              N/A              1.65%
Sciences
-------------------------------------------------------------------------------------------------------------------
Putnam High Yield                     2/1/88          4.45%         7.25%            9.29%              N/A
-------------------------------------------------------------------------------------------------------------------
Putnam Income                        2./1/88         -3.43%         5.78%            6.07%              N/A
-------------------------------------------------------------------------------------------------------------------
Putnam International                  1/2/97         57.91%          N/A              N/A             28.45%
Growth
-------------------------------------------------------------------------------------------------------------------
Putnam International                  1/2/97         22.86%          N/A              N/A             16.69%
Growth and Income
-------------------------------------------------------------------------------------------------------------------
Putnam International                  1/2/97        100.14%          N/A              N/A             31.04%
New Opportunities
-------------------------------------------------------------------------------------------------------------------


                                       14

--------------------------------------------------------------------------------------------------------------------
                                                                                                     SINCE
       SUB-ACCOUNT                     FUND      1 YEAR          5 YEAR          10 YEAR          INCEPTION OF
                                      INCEPTION                                                      FUND
                                       DATE
--------------------------------------------------------------------------------------------------------------------
Putnam Investors                      5/1/98         28.32%          N/A              N/A             25.82%
-------------------------------------------------------------------------------------------------------------------
Putnam Money                          2/1/88          3.41%         3.72%            3.53%              N/A
Market
-------------------------------------------------------------------------------------------------------------------
Putnam New                            5/2/94         67.00%        31.05%             N/A             28.50%
Opportunities
-------------------------------------------------------------------------------------------------------------------
Putnam New Value                      1/2/97         -1.13%          N/A              N/A              6.32%
-------------------------------------------------------------------------------------------------------------------
Putnam OTC &                          5/1/98        123.38%          N/A              N/A             61.68%
Emerging Growth
-------------------------------------------------------------------------------------------------------------------
Putnam Research                      10/1/98         25.73%          N/A              N/A             43.57%
-------------------------------------------------------------------------------------------------------------------
Putnam Small Cap                      5/3/99           N/A           N/A              N/A              2.61%
Value
-------------------------------------------------------------------------------------------------------------------
Putnam Utilities                      5/1/92         -2.04%        15.48%             N/A             11.06%
Growth and Income
-------------------------------------------------------------------------------------------------------------------
Putnam Vista                          1/2/97         50.79%          N/A              N/A             29.30%
-------------------------------------------------------------------------------------------------------------------
Putnam Voyager                        2/1/88         56.02%        29.83%           20.61%              N/A
-------------------------------------------------------------------------------------------------------------------



                         PUTNAM HARTFORD CAPITAL ACCESS

           NON-STANDARDIZED ANNUALIZED TOTAL RETURN THAT PRE-DATE THE
             INCEPTION DATE OF THE SEPARATE ACCOUNT FOR YEAR ENDED
                                DECEMBER 31, 1999

--------------------------------------------------------------------------------------------------------------------
                                                                                                        SINCE
       SUB-ACCOUNT                     FUND          1 YEAR          5 YEAR          10 YEAR         INCEPTION OF
                                      INCEPTION                                                         FUND
                                       DATE
--------------------------------------------------------------------------------------------------------------------
Putnam Asia Pacific                   5/1/95        104.01%          N/A              N/A             12.46%
Growth
-------------------------------------------------------------------------------------------------------------------
Putnam Diversified                   9/15/93          0.23%         5.18%             N/A              3.40%
Income Fund
-------------------------------------------------------------------------------------------------------------------
Putnam The George Putnam              5/1/98         -1.88%          N/A              N/A              0.26%
Fund of Boston
-------------------------------------------------------------------------------------------------------------------
Putnam Global                         2/1/88         10.04%        15.24%           10.59%              N/A
Asset Allocation
-------------------------------------------------------------------------------------------------------------------


                                       15


--------------------------------------------------------------------------------------------------------------------
                                                                                                       SINCE
       SUB-ACCOUNT                     FUND          1 YEAR          5 YEAR          10 YEAR         INCEPTION OF
                                      INCEPTION                                                        FUND
                                       DATE
--------------------------------------------------------------------------------------------------------------------
Putnam Global                         5/1/90         62.13%        25.02%             N/A             15.37%
Growth
-------------------------------------------------------------------------------------------------------------------
Putnam Growth and                     2/1/88         -0.03%        17.43%           12.21%              N/A
Income
-------------------------------------------------------------------------------------------------------------------
Putnam Health                         5/1/98         -5.40%          N/A              N/A              1.35%
Sciences
-------------------------------------------------------------------------------------------------------------------
Putnam High Yield                     2/1/88          4.23%         7.01%            9.11%              N/A
-------------------------------------------------------------------------------------------------------------------
Putnam Income                        2./1/88         -3.62%         5.55%            5.89%              N/A
-------------------------------------------------------------------------------------------------------------------
Putnam                                1/2/97         57.66%          N/A              N/A             28.05%
International Growth
-------------------------------------------------------------------------------------------------------------------
Putnam                                1/2/97         22.50%          N/A              N/A             16.51%
International Growth
and Income
-------------------------------------------------------------------------------------------------------------------
Putnam                                1/2/97         99.80%          N/A              N/A             30.76%
International New
Opportunities
-------------------------------------------------------------------------------------------------------------------
Putnam Investors                      5/1/98         28.07%          N/A              N/A             25.57%
-------------------------------------------------------------------------------------------------------------------
Putnam Money                          2/1/88          3.14%         3.49%            3.38%              N/A
Market
-------------------------------------------------------------------------------------------------------------------
Putnam New                            5/2/94         66.58%        30.72%             N/A             28.18%
Opportunities
-------------------------------------------------------------------------------------------------------------------
Putnam New Value                      1/2/97         -1.18%          N/A              N/A              6.13%
-------------------------------------------------------------------------------------------------------------------
Putnam OTC &                          5/1/98        122.87%          N/A              N/A             61.39%
Emerging Growth
-------------------------------------------------------------------------------------------------------------------
Putnam Research                      10/1/98         25.58%          N/A              N/A             43.29%
-------------------------------------------------------------------------------------------------------------------
Putnam Small Cap                      5/3/99           N/A           N/A              N/A              2.45%
Value
-------------------------------------------------------------------------------------------------------------------
Putnam Utilities                      5/1/92         -2.27%        15.22%             N/A             10.79%
Growth and Income
-------------------------------------------------------------------------------------------------------------------
Putnam Vista Fund                     1/2/97         50.39%          N/A              N/A             29.00%
-------------------------------------------------------------------------------------------------------------------
Putnam Voyager                        2/1/88         55.68%        29.50%           20.40%              N/A
-------------------------------------------------------------------------------------------------------------------

                     PUTNAM HARTFORD CAPITAL MANAGER ACCLAIM

                   NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 1999

--------------------------------------------------------------------------------------------------------------------
                                                                                                       SINCE
       SUB-ACCOUNT                     FUND          1 YEAR          5 YEAR          10 YEAR         INCEPTION OF
                                      INCEPTION                                                        FUND
                                       DATE
--------------------------------------------------------------------------------------------------------------------
Putnam Asia Pacific                   5/1/95        103.55%          N/A              N/A             13.00%
Growth
-------------------------------------------------------------------------------------------------------------------
Putnam Diversified                   9/15/93         -0.21%         5.69%             N/A              3.95%
Income
-------------------------------------------------------------------------------------------------------------------
Putnam The George Putnam              5/1/98         -2.29%          N/A              N/A              1.31%
Fund of Boston
-------------------------------------------------------------------------------------------------------------------
Putnam Global Asset                   2/1/88          9.74%        15.65%           11.09%              N/A
Allocation
-------------------------------------------------------------------------------------------------------------------
Putnam Global Growth                  5/1/90         61.81%        25.65%             N/A             15.98%
-------------------------------------------------------------------------------------------------------------------
Putnam Growth and                     2/1/88         -0.38%        18.03%           12.81%              N/A
Income
-------------------------------------------------------------------------------------------------------------------
Putnam Health                         5/1/98         -5.79%          N/A              N/A             -0.06%
Sciences
-------------------------------------------------------------------------------------------------------------------
Putnam High Yield                     2/1/88          3.87%         7.52%            9.67%              N/A
-------------------------------------------------------------------------------------------------------------------
Putnam Income                         2/1/88         -3.96%         6.05%            6.44%              N/A
-------------------------------------------------------------------------------------------------------------------
Putnam International                  1/2/97         57.03%          N/A              N/A             28.60%
Growth
-------------------------------------------------------------------------------------------------------------------
Putnam International                  1/2/97         22.18%          N/A              N/A             16.83%
Growth and Income
-------------------------------------------------------------------------------------------------------------------
Putnam International                  1/2/97         99.03%          N/A              N/A             31.20%
New Opportunities
-------------------------------------------------------------------------------------------------------------------
Putnam Investors                      5/1/98         27.61%          N/A              N/A             10.50%
-------------------------------------------------------------------------------------------------------------------
Putnam Money Market                   2/1/88          2.84%         3.96%            3.88%              N/A
-------------------------------------------------------------------------------------------------------------------
Putnam New                            5/2/94         66.08%        31.37%             N/A             28.85%
Opportunities
-------------------------------------------------------------------------------------------------------------------
Putnam New Value                      1/2/97         -1.67%          N/A              N/A              6.44%
-------------------------------------------------------------------------------------------------------------------
Putnam OTC &                          5/1/98        122.14%          N/A              N/A             11.41%
Emerging Growth
-------------------------------------------------------------------------------------------------------------------
Putnam Research                      10/1/98         25.03%          N/A              N/A             43.06%
-------------------------------------------------------------------------------------------------------------------
Putnam Small Cap                      5/3/99           N/A           N/A              N/A              1.68%
Value
-------------------------------------------------------------------------------------------------------------------
Putnam Utilities Growth               5/1/92         -2.58%        15.76%             N/A             11.40%
and Income
-------------------------------------------------------------------------------------------------------------------
Putnam Vista Fund                     1/2/97         49.95%          N/A              N/A             29.45%
-------------------------------------------------------------------------------------------------------------------
Putnam Voyager                        2/1/88         55.16%        30.15%           21.03%              N/A
-------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefits been available and been chosen.


                             PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN. The total return and yield may also be used to compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. Index performance is not representative of the performance of the Sub-Account to which it is compared and is not adjusted for commissions and other costs. Portfolio holdings of the Sub-Account will differ from those of the index to which it is compared. Performance comparison indices include the following:

The Consumer Price Index, prepared by the U.S. Bureau of Labor Statistics, is a commonly used measure of the rate of inflation. The index shows the average change in the cost of selected consumer goods and services and does not represent a return on an investment vehicle.

The Dow Jones Industrial Average is an unmanaged list of 30 common stocks frequently used as a general measure of stock market performance. Its performance figures reflect changes of market prices and reinvestment of all distributions.

Lehman Brothers Corporate Bond Index is an unmanaged list of publicly issued, fixed-rate, non-convertible investment-grade domestic corporate debt securities frequently used as a general measure of the performance of fixed-income securities. The average quality of bonds included in the index may be higher than the average quality of those bonds in which a Fund may customarily invest. The index does not include bonds in certain of the lower rating classifications in which a Fund may invest. The performance figures of the index reflect changes in market prices and reinvestment of all interest payments.

The Lehman Brothers Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

The Lehman Brothers Government/Corporate Bond Index (the "SL
Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency. The index does not include bonds in certain of the lower-rating classifications in which a Fund may invest. Its performance figures reflect changes in market prices and reinvestment of all interest payments.

Morgan Stanley Capital International World Index is an unmanaged list of approximately 1,450 equity securities listed on the stock exchanges of the United States, Europe, Canada, Australia, New Zealand and the Far East, with all values expressed in U.S. dollars. Performance figures reflect changes in market prices and reinvestment of distributions net of withholding taxes. The securities in the index change over time to maintain representativeness.

The NASDAQ-OTC Industrial Average (The "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded. Its performance figures reflect changes of market prices but do not reflect reinvestment of cash dividends.

Salomon Brothers Long-Term High-Grade Corporate Bond Index is an unmanaged list of publicly traded corporate bonds having a rating of at least AA by Standard & Poor's or Aa by Moody's and is frequently used as general measure of the performance of fixed-income securities. The average quality of bonds included in the index may be higher than the average quality of those bonds in which a Fund may customarily invest. The index does not include bonds in certain of the lower rating classifications in which a Fund may invest. Performance figures for the index reflect changes of market prices and reinvestment of all distributions.

The Salomon Brothers 7-10 Year Government Bond Index is an unmanaged list of U.S. Government and government agency securities with maturities of 7 to 10 years. Performance figures for the index reflect changes of market prices and reinvestment of all interest payments.

The Standard & Poor's Composite Index of 500 stocks (the "S&P 500") is a market value-weighted and unmanaged index showing changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange. Its performance figures reflect changes of market prices and reinvestment of all regular cash dividends.

The Standard & Poor's 40 Utilities Index is unmanaged list of 40 utility stocks. The Index assumes reinvestment of all distributions and reflects changes in market prices but does not take into account brokerage commissions or other fees. Putnam VT Utilities Growth and Income Fund's telephone and electric utility stocks are generally held in the same proportion as the telephone and electric stocks in the S&P Utilities Index. However, there are some utility stocks held by the Fund that are not part of the Index.

Report of Independent Public Accountants

To Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account Two and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account Two (Asia Pacific Growth, Diversified Income, The George Putnam Fund of Boston, Global Asset Allocation, Global Growth, Growth and Income, Health Sciences, High Yield, Income, International Growth, International Growth and Income, International New Opportunities, Investors, Money Market, New Opportunities, New Value, OTC & Emerging Growth, Research, Small Cap Value, Utilities Growth and Income, Vista, and Voyager sub-accounts), (collectively, the Account) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and the changes in its net assets for the periods presented in conformity with generally accepted accounting principles.


                                                             ARTHUR ANDERSEN LLP

Hartford, Connecticut

February 11, 2000

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO --
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS & LIABILITIES
-------------------------------------------------------------------------------------------------------------------------------
December 31, 1999                  Asia Pacific   Diversified    The             Global Asset    Global         Growth
                                   Growth         Income         George Putnam   Allocation      Growth         and Income
                                   Sub-Account    Sub-Account    Fund of Boston  Sub-Account     Sub-Account    Sub-Account
                                                                 Sub-Account
ASSETS
 Investments:
-------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT ASIA PACIFIC
  GROWTH FUND
  CLASS IA
  Shares 8,164,267
  Cost $86,150,675
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                    $141,160,176   $        --    $        --     $        --     $          --  $           --
-------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 118,826
  Cost $1,680,674
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                       2,049,744            --             --              --                --              --
-------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT DIVERSIFIED
  INCOME FUND
  CLASS IA
  Shares 28,007,591
  Cost $295,063,345
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --     278,115,382            --              --                --              --
-------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 339,151
  Cost $3,421,309
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --       3,360,984            --              --                --              --
-------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT THE GEORGE PUTNAM
  FUND OF BOSTON
  CLASS IA
  Shares 15,096,173
  Cost $154,452,045
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --     150,659,802             --                --              --
-------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 833,953
  Cost $8,598,066
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --       8,322,853             --                --              --
-------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT GLOBAL ASSET
  ALLOCATION FUND
  CLASS IA
  Shares 25,800,902
  Cost $397,088,223
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --      505,955,690               --              --
-------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 129,139
  Cost $2,315,986
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --        2,531,118               --              --
-------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT GLOBAL GROWTH FUND
  CLASS IA
  Shares 54,676,767
  Cost $832,832,666
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --              --      1,667,094,623             --
-------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 199,296
  Cost $4,072,524
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --              --          6,060,601             --
-------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT GROWTH AND
  INCOME FUND
  CLASS IA
  Shares 171,340,570
  Cost $3,898,527,366
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --              --                --    4,591,927,277
-------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 888,514
  Cost $24,673,928
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --              --                --       23,767,757
-------------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                   --             --          15,297             --                --              --
-------------------------------------------------------------------------------------------------------------------------------
 Receivable from fund shares sold     1,730,616        103,075            --          113,635           657,802       1,392,712
-------------------------------------------------------------------------------------------------------------------------------
 TOTAL ASSETS                       144,940,536    281,579,441    158,997,952     508,600,443     1,673,813,026   4,617,087,746
-------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
 Due to Hartford Life Insurance
 Company                              1,729,202        103,325         14,889         109,957           654,492       1,392,393
-------------------------------------------------------------------------------------------------------------------------------
 Payable for fund shares purchased          --             --             --              --                --              --
-------------------------------------------------------------------------------------------------------------------------------
 TOTAL LIABILITIES                    1,729,202        103,325         14,889         109,957           654,492       1,392,393
-------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE ANNUITY
 CONTRACT LIABILITIES)             $143,211,334   $281,476,116   $158,983,063    $508,490,486    $1,673,158,534  $4,615,695,353
-------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO --
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS & LIABILITIES (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
December 31, 1999                   Health         High Yield     Income        International  International  International
                                    Sciences       Sub-Account    Sub-Account   Growth         Growth         New
                                    Sub-Account                                 Sub-Account    and Income     Opportunities
ASSETS                                                                                         Sub-Account    Sub-Account
 Investments:
-------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT HEALTH SCIENCES FUND
  CLASS IA
  Shares 12,133,439
  Cost $122,451,187
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                    $127,401,113   $        --    $        --    $       --   $         --     $       --
-------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 509,962
  Cost $5,171,854
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                       5,349,498            --             --            --             --             --
-------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT HIGH YIELD FUND
  CLASS IA
  Shares 45,558,570
  Cost $561,878,289
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --     505,244,538            --            --             --             --
-------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 466,340
  Cost $5,316,587
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --       5,167,047            --            --             --             --
-------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT INCOME FUND
  CLASS IA
  Shares 27,752,955
  Cost $367,752,738
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --     347,466,992           --             --             --
-------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 402,262
  Cost $5,379,676
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --       5,032,292           --             --             --
-------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT INTERNATIONAL GROWTH FUND
  CLASS IA
  Shares 15,791,946
  Cost $203,516,312
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --    341,895,626            --             --
-------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 388,175
  Cost $5,980,248
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --      8,392,352            --             --
-------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND
  CLASS IA
  Shares 15,115,224
  Cost $178,072,228
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --            --     230,507,159            --
-------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 136,080
  Cost $1,741,404
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --            --       2,071,137            --
-------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND
  CLASS IA
  Shares 8,076,391
  Cost $93,926,382
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --            --             --     188,260,674
-------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 89,975
  Cost $1,529,608
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --            --             --       2,094,615
-------------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                               100,323            --             --      1,684,804            --       1,251,485
-------------------------------------------------------------------------------------------------------------------------------
 Receivable from fund shares sold           --         515,690      1,346,438           --         140,472            --
-------------------------------------------------------------------------------------------------------------------------------
 TOTAL ASSETS                       132,850,934    510,927,275    353,845,722   351,972,782    232,718,768    191,606,774
-------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
 Due to Hartford Life Insurance
 Company                                     --        509,621      1,346,756           --         135,895            --
-------------------------------------------------------------------------------------------------------------------------------
 Payable for fund shares purchased       99,487            --             --      1,681,590            --       1,251,926
-------------------------------------------------------------------------------------------------------------------------------
 TOTAL LIABILITIES                       99,487        509,621      1,346,756     1,681,590        135,895      1,251,926
-------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE ANNUITY
 CONTRACT LIABILITIES)             $132,751,447   $510,417,654   $352,498,966  $350,291,192   $232,582,873   $190,354,848
-------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO --
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS & LIABILITIES (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
December 31, 1999                  Investors      Money         New            New           OTC &          Research
                                   Sub-Account    Market        Opportunities  Value         Emerging       Sub-Account
                                                  Sub-Account   Sub-Account    Sub-Account   Growth
ASSETS                                                                                       Sub-Account
 Investments:
-------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT INVESTORS FUND
  CLASS IA
  Shares 30,164,408
  Cost $349,269,765
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                    $457,292,432   $        --    $        --   $        --   $         --   $        --
-------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 1,078,429
  Cost $12,935,387
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                      16,316,630            --             --            --             --            --
-------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT MONEY MARKET FUND
  CLASS IA
  Shares 424,468,789
  Cost $424,468,789
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --     424,468,789            --            --             --            --
-------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 19,928,941
  Cost $19,928,941
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --      19,928,941            --            --             --            --
-------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT NEW OPPORTUNITIES FUND
  CLASS IA
  Shares 59,760,365
  Cost $999,465,884
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --   2,601,966,304           --             --            --
-------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 307,466
  Cost $9,085,292
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --      13,356,331           --             --            --
-------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT NEW VALUE FUND
  CLASS IA
  Shares 12,503,473
  Cost $139,318,083
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --    148,291,185            --            --
-------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 102,442
  Cost $1,311,136
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --      1,213,934            --            --
-------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT OTC & EMERGING GROWTH FUND
  CLASS IA
  Shares 4,950,391
  Cost $63,675,767
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --            --     112,819,407           --
-------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 210,909
  Cost $2,782,260
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --            --       4,800,280           --
-------------------------------------------------------------------------------------------------------------------------------
  PUTNAM RESEARCH FUND
  CLASS IA
  Shares 5,410,055
  Cost $67,742,678
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --            --             --     79,419,609
-------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 232,627
  Cost $2,948,089
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --            --             --      3,412,641
-------------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                   --       5,630,819      1,443,139           --         659,310       155,665
-------------------------------------------------------------------------------------------------------------------------------
 Receivable from fund shares sold       632,546            --             --         56,471            --            --
-------------------------------------------------------------------------------------------------------------------------------
 TOTAL ASSETS                       474,241,608    450,028,549  2,616,765,774   149,561,590    118,278,997    82,987,915
-------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
 Due to Hartford Life Insurance
  Company                               631,523            --             --         56,077            --            --
-------------------------------------------------------------------------------------------------------------------------------
 Payable for fund shares purchased          --       5,604,821      1,438,686           --         663,751       155,386
-------------------------------------------------------------------------------------------------------------------------------
 TOTAL LIABILITIES                      631,523      5,604,821      1,438,686        56,077        663,751       155,386
-------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE ANNUITY
 CONTRACT LIABILITIES)             $473,610,085   $444,423,728 $2,615,327,088  $149,505,513   $117,615,246   $82,832,529
-------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO --
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS & LIABILITIES (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
December 31, 1999                  Small Cap      Utilities    Vista           Voyager
                                   Value          Growth       Sub-Account     Sub-Account
                                   Sub-Account    and Income
ASSETS                                            Sub-Account
 Investments:
-------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT SMALL CAP VALUE FUND
  CLASS IA
  Shares 685,439
  Cost $7,029,557
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                     $ 7,066,881   $        --  $          --   $          --
-------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 24,059
  Cost $241,470
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                         247,804            --             --              --
-------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT UTILITIES GROWTH AND INCOME FUND
  CLASS IA
  Shares 25,240,672
  Cost $331,561,067
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --     428,334,208            --              --
-------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 205,705
  Cost $3,543,420
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --       3,486,707            --              --
-------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT VISTA FUND
  CLASS IA
  Shares 15,228,334
  Cost $197,026,952
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --     314,921,952             --
-------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 199,426
  Cost $3,121,455
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --       4,118,153             --
-------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT VOYAGER FUND
  CLASS IA
  Shares 69,226,003
  Cost $2,168,184,774
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --    4,586,222,714
-------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 393,685
  Cost $18,531,590
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --       26,026,499
-------------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                73,644            --         336,876             --
-------------------------------------------------------------------------------------------------------------------------------
 Receivable from fund shares sold           --         425,739            --        7,214,771
-------------------------------------------------------------------------------------------------------------------------------
 TOTAL ASSETS                         7,388,329    432,246,654    319,376,981   4,619,463,984
-------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
 Due to Hartford Life Insurance
  Company                                73,652        432,697            --        7,207,404
-------------------------------------------------------------------------------------------------------------------------------
 Payable for fund shares purchased          --             --         337,716             --
-------------------------------------------------------------------------------------------------------------------------------
 TOTAL LIABILITIES                       73,652        432,697        337,716       7,207,404
-------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE ANNUITY
 CONTRACT LIABILITIES)               $7,314,677   $431,813,957   $319,039,265  $4,612,256,580
-------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO --
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS & LIABILITIES (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
December 31, 1999                                                      Units                    Unit       Contract
                                                                       Owned by                 Price      Liability
                                                                       Participants
-----------------------------------------------------------------------------------------------------------------------------
Deferred annuity contracts in the accumulation period:
-----------------------------------------------------------------------------------------------------------------------------
   Asia Pacific Growth Fund Class IA                                     8,028,722              $17.505074 $  140,543,371
-----------------------------------------------------------------------------------------------------------------------------
   Asia Pacific Growth Fund Class IA-ODBO                                   22,169               17.487776        387,695
-----------------------------------------------------------------------------------------------------------------------------
   Asia Pacific Growth Fund Class IB                                        95,288               21.510869      2,049,725
-----------------------------------------------------------------------------------------------------------------------------
   Asia Pacific Growth Fund Class IA                                         1,792               13.640437         24,446
-----------------------------------------------------------------------------------------------------------------------------
   Diversified Income Fund Class IA                                     22,091,792               12.532208    276,858,929
-----------------------------------------------------------------------------------------------------------------------------
   Diversified Income Fund Class IA-ODBO                                    41,940               12.519748        525,074
-----------------------------------------------------------------------------------------------------------------------------
   Diversified Income Fund Class IB                                        353,561                9.506090      3,360,984
-----------------------------------------------------------------------------------------------------------------------------
   Diversified Income Fund Class IA                                          2,422               10.248057         24,824
-----------------------------------------------------------------------------------------------------------------------------
   George Putnam Fund of Boston Class IA                                14,824,919               10.063218    149,186,387
-----------------------------------------------------------------------------------------------------------------------------
   George Putnam Fund of Boston Class IA-ODBO                              109,775               10.053218      1,103,588
-----------------------------------------------------------------------------------------------------------------------------
   George Putnam Fund of Boston Class IB                                   815,811               10.202363      8,323,203
-----------------------------------------------------------------------------------------------------------------------------
   George Putnam Fund of Boston Class IA                                     4,126               10.185844         42,028
-----------------------------------------------------------------------------------------------------------------------------
   Global Asset Allocation Class IA                                     15,126,264               33.370480    504,770,693
-----------------------------------------------------------------------------------------------------------------------------
   Global Asset Allocation Class IA-ODBO                                     5,104               33.337419        170,163
-----------------------------------------------------------------------------------------------------------------------------
   Global Asset Allocation Class IB                                        226,057               11.214258      2,535,058
-----------------------------------------------------------------------------------------------------------------------------
   Global Growth Fund Class IA                                          40,918,337               40.579891  1,660,461,667
-----------------------------------------------------------------------------------------------------------------------------
   Global Growth Fund Class IA-ODBO                                         22,090               40.539605        895,512
-----------------------------------------------------------------------------------------------------------------------------
   Global Growth Fund Class IB                                             358,559               16.902971      6,060,710
-----------------------------------------------------------------------------------------------------------------------------
   Global Growth Fund Class IA                                                 394               14.430213          5,691
-----------------------------------------------------------------------------------------------------------------------------
   Global Growth Fund Class IA                                                 670               14.434805          9,671
-----------------------------------------------------------------------------------------------------------------------------
   Growth and Income Fund Class IA                                     100,158,425               45.646494  4,571,880,937
-----------------------------------------------------------------------------------------------------------------------------
   Growth and Income Fund Class IA-ODBO                                    142,435               45.601095      6,495,184
-----------------------------------------------------------------------------------------------------------------------------
   Growth and Income Fund Class IB                                       2,276,326               10.439556     23,763,833
-----------------------------------------------------------------------------------------------------------------------------
   Growth and Income Fund Class IA                                           6,096               10.307248         62,838
-----------------------------------------------------------------------------------------------------------------------------
   Growth and Income Fund Class IA                                             386               10.435648          4,031
-----------------------------------------------------------------------------------------------------------------------------
   Growth and Income Fund Class IA                                          46,684               10.310556        481,342
-----------------------------------------------------------------------------------------------------------------------------
   Health Sciences Fund Class IA                                        12,308,375               10.277002    126,493,199
-----------------------------------------------------------------------------------------------------------------------------
   Health Sciences Fund Class IA-ODBO                                       69,177               10.266794        710,227
-----------------------------------------------------------------------------------------------------------------------------
   Health Sciences Fund Class IB                                           524,340               10.202208      5,349,422
-----------------------------------------------------------------------------------------------------------------------------
   Health Sciences Fund Class IA                                            16,983               10.823834        183,819
-----------------------------------------------------------------------------------------------------------------------------
   High Yield Fund Class IA                                             20,314,509               24.798771    503,774,857
-----------------------------------------------------------------------------------------------------------------------------
   High Yield Fund Class IA-ODBO                                            35,500               24.774230        879,482
-----------------------------------------------------------------------------------------------------------------------------
   High Yield Fund Class IB                                                557,275                9.272015      5,167,059
-----------------------------------------------------------------------------------------------------------------------------
   High Yield Fund Class IA                                                  1,013               10.353154         10,489
-----------------------------------------------------------------------------------------------------------------------------
   Income Fund Class IA                                                 16,826,890               20.574405    346,203,245
-----------------------------------------------------------------------------------------------------------------------------
   Income Fund Class IA-ODBO                                                26,396               20.553973        542,552
-----------------------------------------------------------------------------------------------------------------------------
   Income Fund Class IB                                                    507,058                9.924506      5,032,298
-----------------------------------------------------------------------------------------------------------------------------
   Income Fund Class IA                                                      2,588               10.064946         26,046
-----------------------------------------------------------------------------------------------------------------------------
   International Growth Fund Class IA                                   16,044,373               21.164253    339,567,163
-----------------------------------------------------------------------------------------------------------------------------
   International Growth Fund Class IA-ODBO                                  70,676               21.143290      1,494,314
-----------------------------------------------------------------------------------------------------------------------------
   International Growth Fund Class IB                                      559,450               14.994851      8,388,870
-----------------------------------------------------------------------------------------------------------------------------
   International Growth Fund Class IA                                          412               13.202587          5,436
-----------------------------------------------------------------------------------------------------------------------------
   International Growth Fund Class IA                                          137               14.989280          2,056
-----------------------------------------------------------------------------------------------------------------------------
   International Growth Fund Class IA                                        5,356               13.206795         70,730
-----------------------------------------------------------------------------------------------------------------------------
   International Growth and Income Fund Class IA                        14,448,694               15.876443    229,393,867
-----------------------------------------------------------------------------------------------------------------------------
   International Growth and Income Fund Class IA-ODBO                       24,133               15.860687        382,762
-----------------------------------------------------------------------------------------------------------------------------
   International Growth and Income Fund Class IB                           177,593               11.666065      2,071,811
-----------------------------------------------------------------------------------------------------------------------------
   International Growth and Income Fund Class IA                               633               10.699171          6,772
-----------------------------------------------------------------------------------------------------------------------------
   International Growth and Income Fund Class IA                            11,517               10.702604        123,267
-----------------------------------------------------------------------------------------------------------------------------
   International New Opportunities Fund Class IA                         8,346,741               22.467545    187,530,768
-----------------------------------------------------------------------------------------------------------------------------
   International New Opportunities Fund Class IA-ODBO                       15,967               22.445387        358,379
-----------------------------------------------------------------------------------------------------------------------------
   International New Opportunities Fund Class IB                           109,928               19.040832      2,093,126
-----------------------------------------------------------------------------------------------------------------------------
   International New Opportunities Fund Class IA                             2,401               15.150314         36,378
-----------------------------------------------------------------------------------------------------------------------------
   International New Opportunities Fund Class IA                                54               19.033767          1,021
-----------------------------------------------------------------------------------------------------------------------------
   International New Opportunities Fund Class IA                             7,279               15.155127        110,321
-----------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      SA-6

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO --
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS & LIABILITIES (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
December 31, 1999                                                      Units                    Unit       Contract
                                                                       Owned by                 Price      Liability
                                                                       Participants
-----------------------------------------------------------------------------------------------------------------------------
   Investors Fund Class IA                                              30,741,357              $14.669230 $  450,952,040
-----------------------------------------------------------------------------------------------------------------------------
   Investors Fund Class IA-ODBO                                            227,502               14.654665      3,333,964
-----------------------------------------------------------------------------------------------------------------------------
   Investors Fund Class IB                                               1,175,222               13.879211     16,311,156
-----------------------------------------------------------------------------------------------------------------------------
   Investors Fund Class IA                                                  73,722                1.241746         91,544
-----------------------------------------------------------------------------------------------------------------------------
   Investors Fund Class IA                                                     441               13.874033          6,121
-----------------------------------------------------------------------------------------------------------------------------
   Investors Fund Class IA                                                   9,800               12.421449        121,734
-----------------------------------------------------------------------------------------------------------------------------
   Money Market Fund Class IA                                          266,226,784                1.590607    423,462,187
-----------------------------------------------------------------------------------------------------------------------------
   Money Market Fund Class IA-ODBO                                         377,012                1.589043        599,089
-----------------------------------------------------------------------------------------------------------------------------
   Money Market Fund Class IB                                           19,053,195                1.046003     19,929,699
-----------------------------------------------------------------------------------------------------------------------------
   New Opportunities Fund Class IA                                      62,623,770               41.424321  2,594,147,147
-----------------------------------------------------------------------------------------------------------------------------
   New Opportunities Fund Class IA-ODBO                                     58,706               41.383256      2,429,442
-----------------------------------------------------------------------------------------------------------------------------
   New Opportunities Fund Class IB                                         724,639               17.612101     12,762,422
-----------------------------------------------------------------------------------------------------------------------------
   New Opportunities Fund Class IA                                           4,197               14.591299         61,233
-----------------------------------------------------------------------------------------------------------------------------
   New Opportunities Fund Class IA                                          33,737               17.605549        593,965
-----------------------------------------------------------------------------------------------------------------------------
   New Opportunities Fund Class IA                                          13,371               14.595953        195,158
-----------------------------------------------------------------------------------------------------------------------------
   New Value Fund Class IA                                              12,278,279               12.014336    147,515,367
-----------------------------------------------------------------------------------------------------------------------------
   New Value Fund Class IA-ODBO                                             20,328               12.002423        243,982
-----------------------------------------------------------------------------------------------------------------------------
   New Value Fund Class IB                                                 119,266               10.179473      1,214,063
-----------------------------------------------------------------------------------------------------------------------------
   New Value Fund Class IA                                                   1,659               10.369967         17,202
-----------------------------------------------------------------------------------------------------------------------------
   New Value Fund Class IA                                                   9,179               10.373288         95,218
-----------------------------------------------------------------------------------------------------------------------------
   OTC & Emerging Fund Class IA                                          5,011,644               22.292339    111,721,272
-----------------------------------------------------------------------------------------------------------------------------
   OTC & Emerging Fund Class IA-ODBO                                        45,373               22.270202      1,010,475
-----------------------------------------------------------------------------------------------------------------------------
   OTC & Emerging Fund Class IB                                            209,596               22.902047      4,800,176
-----------------------------------------------------------------------------------------------------------------------------
   OTC & Emerging Fund Class IA                                              2,314               16.351294         37,836
-----------------------------------------------------------------------------------------------------------------------------
   Research Fund Class IA                                                4,978,154               15.711958     78,216,554
-----------------------------------------------------------------------------------------------------------------------------
   Research Fund Class IA-ODBO                                              64,987               15.696369      1,020,066
-----------------------------------------------------------------------------------------------------------------------------
   Research Fund Class IB                                                  217,731               15.673577      3,412,618
-----------------------------------------------------------------------------------------------------------------------------
   Research Fund Class IA                                                    6,169               11.830791         72,990
-----------------------------------------------------------------------------------------------------------------------------
   Small Cap Value Fund Class IA                                           676,203               10.251449      6,932,057
-----------------------------------------------------------------------------------------------------------------------------
   Small Cap Value Fund Class IA-ODBO                                        6,157               10.241295         63,052
-----------------------------------------------------------------------------------------------------------------------------
   Small Cap Value Fund Class IB                                            23,907               10.234780        244,685
-----------------------------------------------------------------------------------------------------------------------------
   Small Cap Value Fund Class IA                                               304               10.230953          3,111
-----------------------------------------------------------------------------------------------------------------------------
   Small Cap Value Fund Class IA                                             6,610               10.858126         71,772
-----------------------------------------------------------------------------------------------------------------------------
   Utilities Growth and Income Fund Class IA                            19,114,146               22.360175    427,395,648
-----------------------------------------------------------------------------------------------------------------------------
   Utilities Growth and Income Fund Class IA-ODBO                           18,064               22.337937        403,518
-----------------------------------------------------------------------------------------------------------------------------
   Utilities Growth and Income Fund Class IB                               322,461               10.813043      3,486,782
-----------------------------------------------------------------------------------------------------------------------------
   Utilities Growth and Income Fund Class IA                                   547                9.837365          5,378
-----------------------------------------------------------------------------------------------------------------------------
   Utilities Growth and Income Fund Class IA                                   313                9.840524          3,082
-----------------------------------------------------------------------------------------------------------------------------
   Vista Fund Class IA                                                  14,524,443               21.587416    313,545,204
-----------------------------------------------------------------------------------------------------------------------------
   Vista Fund Class IA-ODBO                                                 36,126               21.566047        779,095
-----------------------------------------------------------------------------------------------------------------------------
   Vista Fund Class IB                                                     267,224               15.410501      4,118,049
-----------------------------------------------------------------------------------------------------------------------------
   Vista Fund Class IA                                                       1,419               13.887315         19,704
-----------------------------------------------------------------------------------------------------------------------------
   Vista Fund Class IA                                                       6,984               13.891759         97,015
-----------------------------------------------------------------------------------------------------------------------------
   Voyager Fund Class IA                                                52,778,506               86.478855  4,564,224,796
-----------------------------------------------------------------------------------------------------------------------------
   Voyager Fund Class IA-ODBO                                               72,256               86.393030      6,242,392
-----------------------------------------------------------------------------------------------------------------------------
   Voyager Fund Class IB                                                 1,521,211               16.722826     25,438,943
-----------------------------------------------------------------------------------------------------------------------------
   Voyager Fund Class IA                                                    35,238               16.716602        589,065
-----------------------------------------------------------------------------------------------------------------------------
   Voyager Fund Class IA                                                    16,860               13.922138        234,722
-----------------------------------------------------------------------------------------------------------------------------
Sub-total:                                                                                                 18,354,310,110
-----------------------------------------------------------------------------------------------------------------------------
Annuity contracts in the annuity period:
-----------------------------------------------------------------------------------------------------------------------------
   Asia Pacific Growth Fund Class IA                                        11,774               17.505073        206,097
-----------------------------------------------------------------------------------------------------------------------------
   Diversified Income Fund Class IA                                         56,359               12.532208        706,305
-----------------------------------------------------------------------------------------------------------------------------
   George Putnam Fund of Boston Class IA                                    32,580               10.063218        327,857
-----------------------------------------------------------------------------------------------------------------------------
   Global Asset Allocation Class IA                                         30,403               33.370480      1,014,572
-----------------------------------------------------------------------------------------------------------------------------
   Global Growth Fund Class IA                                             141,087               40.579891      5,725,283
-----------------------------------------------------------------------------------------------------------------------------
   Growth and Income Fund Class IA                                         284,955               45.646494     13,007,188
-----------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      SA-7

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO --
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS & LIABILITIES (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
December 31, 1999                                                      Units                    Unit       Contract
                                                                       Owned by                 Price      Liability
                                                                       Participants
-----------------------------------------------------------------------------------------------------------------------------
   Health Sciences Fund Class IA                                             1,438              $10.277002  $      14,780
-----------------------------------------------------------------------------------------------------------------------------
   High Yield Fund Class IA                                                 23,621               24.798772        585,767
-----------------------------------------------------------------------------------------------------------------------------
   Income Fund Class IA                                                     33,771               20.574405        694,825
-----------------------------------------------------------------------------------------------------------------------------
   International Growth Fund Class IA                                       36,034               21.164253        762,623
-----------------------------------------------------------------------------------------------------------------------------
   International Growth and Income Fund Class IA                            38,069               15.876443        604,394
-----------------------------------------------------------------------------------------------------------------------------
   International New Opportunities Fund Class IA                            10,008               22.467545        224,855
-----------------------------------------------------------------------------------------------------------------------------
   Investors Fund Class IA                                                 190,434               14.669230      2,793,526
-----------------------------------------------------------------------------------------------------------------------------
   Money Market Fund Class IA                                              272,068                1.590607        432,753
-----------------------------------------------------------------------------------------------------------------------------
   New Opportunities Fund Class IA                                         124,027               41.424321      5,137,721
-----------------------------------------------------------------------------------------------------------------------------
   New Value Fund Class IA                                                  34,932               12.014336        419,681
-----------------------------------------------------------------------------------------------------------------------------
   OTC & Emerging Fund Class IA                                              2,040               22.292339         45,487
-----------------------------------------------------------------------------------------------------------------------------
   Research Fund Class IA                                                    7,020               15.711958        110,301
-----------------------------------------------------------------------------------------------------------------------------
   Utilities Growth and Income Fund Class IA                                23,235               22.360175        519,549
-----------------------------------------------------------------------------------------------------------------------------
   Vista Fund Class IA                                                      22,244               21.587416        480,198
-----------------------------------------------------------------------------------------------------------------------------
   Voyager Fund Class IA                                                   179,543               86.478855     15,526,662
-----------------------------------------------------------------------------------------------------------------------------
Sub-total:                                                                                                     49,340,424
-----------------------------------------------------------------------------------------------------------------------------
GRAND TOTAL:                                                                                              $18,403,650,534
-----------------------------------------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO --
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
For the Year Ended             Asia Pacific   Diversified  The             Global Asset  Global         Growth          Health
December 31, 1999              Growth         Income       George Putnam   Allocation    Growth         and Income      Sciences
                               Sub-Account    Sub-Account  Fund of Boston  Sub-Account   Sub-Account    Sub-Account     Sub-Account
                                                           Sub-Account
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                      $       --   $20,746,341   $ 3,704,509      $ 9,844,187   $  4,424,055  $ 66,564,980  $   110,969
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
------------------------------------------------------------------------------------------------------------------------------------
  Mortality and expense
   undertakings                   (1,029,107)  (3,643,120)   (1,565,208)      (6,198,235)   (14,519,780)  (61,099,979)  (1,414,934)
------------------------------------------------------------------------------------------------------------------------------------
  Capital gains income                   --           --        209,660       27,622,270     92,127,086   332,181,427          --
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
------------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)
   on security transactions        3,372,520      (27,663)      (22,537)       1,374,124      5,846,550    (1,138,423)     (28,666)
------------------------------------------------------------------------------------------------------------------------------------
  Net unrealized appreciation
   (depreciation) of investments
   during the period              68,792,412  (15,765,873)   (6,910,385)      16,671,019    562,391,239  (323,924,007)  (2,478,737)
------------------------------------------------------------------------------------------------------------------------------------
  Net gain (loss) on investments  72,164,932  (15,793,536)   (6,932,922)      18,045,143    568,237,789  (325,062,430)  (2,507,403)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS                $71,135,825   $1,309,685   $(4,583,961)     $49,313,365   $650,269,150   $12,583,998  $(3,811,368)
------------------------------------------------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO --
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
For the Year Ended             High Yield    Income         International  International  International  Investors       Money
December 31, 1999              Sub-Account   Sub-Account*   Growth         Growth         New            Sub-Account     Market
                                                            Sub-Account    and Income     Opportunities                Sub-Account
                                                                           Sub-Account    Sub-Account
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                     $ 59,497,439   $ 20,028,362    $       --    $       --       $  35,183     $      --  $ 17,322,804
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
 ....................................................................................................................................
  Mortality and expense
   undertakings                   (6,840,418)    (4,661,105)    (2,787,802)   (2,582,525)    (1,296,333)    (3,637,258)  (4,566,036)
------------------------------------------------------------------------------------------------------------------------------------
  Capital gains income                   --       5,975,488            --            --             --             --           --
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
------------------------------------------------------------------------------------------------------------------------------------
  Net realized (loss) gain
   on security transactions       (1,675,864)      (340,290)     1,426,563     2,015,312      3,852,890         (9,389)         --
------------------------------------------------------------------------------------------------------------------------------------
  Net unrealized (depreciation)
   appreciation of investments
   during the period             (26,169,927)   (33,473,692)   122,393,260    44,768,753     88,295,799     94,977,419          --
------------------------------------------------------------------------------------------------------------------------------------
  Net (loss) gain on investments (27,845,791)   (33,813,982)   123,819,823    46,784,065     92,148,689     94,968,030          --
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS                $24,811,230   $(12,471,237)  $121,032,021   $44,201,540    $90,887,539    $91,330,772  $12,756,768
------------------------------------------------------------------------------------------------------------------------------------

*Formerly Putnam U.S. Government and High Quality Bond Sub-Account, change effective on April 9, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO --
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS (CONTINUED)
------------------------------------------------------------------------------------------------
For the Year Ended            New               New              OTC &             Research
December 31, 1999             Opportunities     Value            Emerging Growth   Sub-Account
                              Fund              Sub-Account      Sub-Account
                              Sub-Account
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                   $           --      $   12,285       $     --        $   149,216
------------------------------------------------------------------------------------------------
EXPENSES:
------------------------------------------------------------------------------------------------
  Mortality and expense
   undertakings                  (22,036,093)     (2,036,507)       (494,549)         (559,197)
------------------------------------------------------------------------------------------------
  Capital gains income            22,256,056       2,599,425         291,321         2,100,941
------------------------------------------------------------------------------------------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
------------------------------------------------------------------------------------------------
  Net realized gain (loss)
   on security transactions        5,451,734        (728,466)        (51,111)            3,620
------------------------------------------------------------------------------------------------
  Net unrealized appreciation
   (depreciation) of investments
   during the period           1,039,871,912      (2,677,084)     49,148,909        10,790,437
------------------------------------------------------------------------------------------------
  Net gain (loss) on
   investments                 1,045,323,646      (3,405,550)     49,097,798        10,794,057
------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS             $1,045,543,609     $(2,830,347)    $48,894,570       $12,485,017
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
For the Year Ended             Small Cap    Utilities       Vista           Voyager
December 31, 1999              Value        Growth          Sub-Account     Sub-Account
                               Sub-Account  and Income
                                            Sub-Account
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                    $     --     $ 12,574,469     $       --       $ 3,273,531
-----------------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------------
  Mortality and expense
   undertakings                 (31,728)      (5,634,179)     (2,718,771)     (41,187,764)
-----------------------------------------------------------------------------------------
  Capital gains income           22,625       13,206,014      22,637,128      262,577,634
-----------------------------------------------------------------------------------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
-----------------------------------------------------------------------------------------
  Net realized gain (loss)
   on security transactions     (10,094)       2,108,928          33,227          721,485
-----------------------------------------------------------------------------------------
  Net unrealized appreciation
   (depreciation) of investments
   during the period             43,658      (30,354,945)     83,347,036    1,425,647,055
-----------------------------------------------------------------------------------------
  Net gain (loss) on
   investments                   33,564      (28,246,017)     83,380,263    1,426,368,540
-----------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS               $24,461      $(8,099,713)   $103,298,620   $1,651,031,941
-----------------------------------------------------------------------------------------

*From inception, April 30, 1999, to December 31, 1999.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO --
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
For the Year Ended             Asia Pacific   Diversified   The             Global Asset  Global         Growth          Health
December 31, 1999              Growth         Income        George Putnam   Allocation    Growth         and Income      Sciences
                               Sub-Account    Sub-Account   Fund of Boston  Sub-Account   Sub-Account    Sub-Account     Sub-Account
                                                            Sub-Account
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment (loss) gain    $ (1,029,107) $  17,103,221  $  2,139,301   $  3,645,952  $ (10,095,725)   $ 5,465,001 $ (1,303,965)
------------------------------------------------------------------------------------------------------------------------------------
  Capital gains income                   --             --        209,660     27,622,270     92,127,086    332,181,427          --
------------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)
   on security transactions        3,372,520        (27,663)      (22,537)     1,374,124      5,846,550     (1,138,423)     (28,666)
------------------------------------------------------------------------------------------------------------------------------------
  Net unrealized appreciation
   (depreciation) of investments
   during the period              68,792,412    (15,765,873)   (6,910,385)    16,671,019    562,391,239   (323,924,007)  (2,478,737)
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets resulting
   from operations                71,135,825      1,309,685    (4,583,961)    49,313,365    650,269,150     12,583,998   (3,811,368)
------------------------------------------------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
  Purchases                        3,806,398     13,537,388    32,216,493      8,047,527     30,766,152    203,654,134   26,786,549
------------------------------------------------------------------------------------------------------------------------------------
  Net transfers                   19,229,603    (10,593,802)   71,992,971    (25,499,112)    (6,965,041)    11,743,160   35,811,929
------------------------------------------------------------------------------------------------------------------------------------
  Surrenders for benefit
   payments and fees              (4,364,403)   (20,757,282)   (6,814,707)   (29,383,107)   (64,786,786)  (313,086,698)  (5,680,853)
------------------------------------------------------------------------------------------------------------------------------------
  Net annuity transactions            90,120        387,231       323,682        288,021        437,345      2,862,757        7,497
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets resulting
   from unit transactions         18,761,718    (17,426,465)   97,718,439    (46,546,671)   (40,548,330)   (94,826,647)  56,925,122
------------------------------------------------------------------------------------------------------------------------------------
  Total increase (decrease)
   in net assets                  89,897,543    (16,116,780)   93,134,478      2,766,694    609,720,820    (82,242,649)  53,113,754
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of period             53,313,791    297,592,896    65,848,585    505,723,792  1,063,437,714  4,697,938,002   79,637,693
------------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                 $143,211,334   $281,476,116  $158,983,063   $508,490,486 $1,673,158,534 $4,615,695,353 $132,751,447
------------------------------------------------------------------------------------------------------------------------------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO --
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
For the Year Ended             High Yield    Income        International  International  International Investors        Money
December 31, 1999              Sub-Account   Sub-Account*  Growth         Growth         New           Sub-Account      Market
                                                           Sub-Account    and Income     Opportunities                  Sub-Account
                                                                          Sub-Account    Sub-Account
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss) $  52,657,021  $ 15,367,257  $ (2,787,802)  $ (2,582,525)  $ (1,261,150) $ (3,637,258) $  12,756,768
------------------------------------------------------------------------------------------------------------------------------------
  Capital gains income                   --      5,975,488           --             --             --            --             --
------------------------------------------------------------------------------------------------------------------------------------
  Net realized (loss) gain
   on security transactions       (1,675,864)     (340,290)    1,426,563      2,015,312      3,852,890        (9,389)           --
------------------------------------------------------------------------------------------------------------------------------------
  Net unrealized (depreciation)
   appreciation of investments
   during the period             (26,169,927)  (33,473,692)  122,393,260     44,768,753     88,295,799    94,977,419            --
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets resulting
   from operations                24,811,230   (12,471,237)  121,032,021     44,201,540     90,887,539    91,330,772     12,756,768
------------------------------------------------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
  Purchases                       22,103,736    22,113,474    21,416,671      9,338,394      6,456,992    76,548,331     49,910,299
------------------------------------------------------------------------------------------------------------------------------------
  Net transfers                  (55,561,867)   22,336,019    43,414,707      7,110,189     18,917,457   185,287,199    216,517,696
------------------------------------------------------------------------------------------------------------------------------------
  Surrenders for benefit
   payments and fees             (43,017,635)  (30,504,530)   (8,882,207)   (10,230,215)    (6,103,547)  (16,578,181)  (121,065,526)
------------------------------------------------------------------------------------------------------------------------------------
  Net annuity transactions           (33,122)      113,747       259,824        (68,629)       156,001     1,811,456        274,104
------------------------------------------------------------------------------------------------------------------------------------
  Net (decrease) increase
   in net assets resulting
   from unit transactions        (76,508,888)   14,058,710    56,208,995      6,149,739     19,426,903   247,068,805    145,636,573
------------------------------------------------------------------------------------------------------------------------------------
  Total (decrease) increase
   in net assets                 (51,697,658)    1,587,473   177,241,016     50,351,279    110,314,442   338,399,577    158,393,341
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of period            562,115,312   350,911,493   173,050,176    182,231,594     80,040,406   135,210,508    286,030,387
------------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                 $510,417,654  $352,498,966  $350,291,192   $232,582,873   $190,354,848  $473,610,085   $444,423,728
------------------------------------------------------------------------------------------------------------------------------------

*Formerly Putnam U.S. Government and High Quality Bond Sub-Account, change effective on April 9, 1999.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO --
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

---------------------------------------------------------------------------------------------------------------
For the Year Ended             New                 New                 OTC &                Research
December 31, 1999              Opportunities       Value               Emerging Growth      Sub-Account
                               Sub-Account         Sub-Account         Sub-Account

---------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment (loss) income  $  (22,036,093)     $ (2,024,222)        $  (494,549)         $ (409,981)
---------------------------------------------------------------------------------------------------------------
  Capital gains income              22,256,056         2,599,425             291,321           2,100,941
---------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)
   on security transactions          5,451,734          (728,466)            (51,111)              3,620
---------------------------------------------------------------------------------------------------------------
  Net unrealized appreciation
   (depreciation) of investments
   during the period             1,039,871,912        (2,677,084)         49,148,909          10,790,437
---------------------------------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets resulting
   from operations               1,045,543,609        (2,830,347)         48,894,570          12,485,017
---------------------------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
  Purchases                         70,100,418         8,191,732           8,984,358          16,494,882
---------------------------------------------------------------------------------------------------------------
  Net transfers                     33,449,655        (2,806,534)         44,505,495          42,014,115
---------------------------------------------------------------------------------------------------------------
  Surrenders for benefit
   payments and fees               (94,557,079)       (8,355,209)         (1,966,594)         (2,168,283)
---------------------------------------------------------------------------------------------------------------
  Net annuity transactions             839,512            43,123              20,689              95,277
---------------------------------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets resulting
   from unit transactions            9,832,506        (2,926,888)         51,543,948          56,435,991
---------------------------------------------------------------------------------------------------------------
  Total increase (decrease)
   in net assets                 1,055,376,115        (5,757,235)        100,438,518          68,921,008
---------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of period            1,559,950,973       155,262,748          17,176,728          13,911,521
---------------------------------------------------------------------------------------------------------------
  END OF PERIOD                 $2,615,327,088      $149,505,513        $117,615,246         $82,832,529
---------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
For the Year Ended                  Small Cap         Utilities             Vista            Voyager
December 31, 1999                   Value             Growth                Sub-Account      Sub-Account
                                    Sub-Account       and Income
                                                      Sub-Account
------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment (loss) income       $  (31,728)       $  6,940,290        $ (2,718,771)     $  (37,914,233)
------------------------------------------------------------------------------------------------------------
  Capital gains income                   22,625          13,206,014          22,637,128         262,577,634
------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)
   on security transactions             (10,094)          2,108,928              33,227             721,485
------------------------------------------------------------------------------------------------------------
  Net unrealized appreciation
   (depreciation) of investments
   during the period                     43,658         (30,354,945)         83,347,036       1,425,647,055
------------------------------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets resulting
   from operations                       24,461          (8,099,713)        103,298,620       1,651,031,941
------------------------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
  Purchases                           1,292,420          17,307,803          16,637,471         148,997,226
------------------------------------------------------------------------------------------------------------
  Net transfers                       6,150,077           6,544,954          28,831,699         120,612,605
------------------------------------------------------------------------------------------------------------
  Surrenders for benefit
   payments and fees                   (152,281)        (33,444,261)        (12,112,147)       (189,360,075)
------------------------------------------------------------------------------------------------------------
  Net annuity transactions                   --              71,129             119,647           2,330,058
------------------------------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets resulting
   from unit transactions             7,290,216          (9,520,375)         33,476,670          82,579,814
------------------------------------------------------------------------------------------------------------
  Total increase (decrease)
   in net assets                      7,314,677         (17,620,088)        136,775,290       1,733,611,755
------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of period                        --         449,434,045         182,263,975       2,878,644,825
-----------------------------------------------------------------------------------------------------------
  END OF PERIOD                      $7,314,677        $431,813,957        $319,039,265      $4,612,256,580
-----------------------------------------------------------------------------------------------------------

*From inception, April 30, 1999, to December 31, 1999.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO --
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
---------------------------------------------------------------------------------------------------------
For the Year Ended              Asia Pacific       Diversified          The                Global Asset
December 31, 1998               Growth             Income               George Putnam      Allocation
                                Sub-Account        Sub-Account          Fund of Boston     Sub-Account
                                                                        Sub-Account*
---------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)  $  1,983,854        $  7,773,682           $ 290,393        $  3,657,599
---------------------------------------------------------------------------------------------------------
  Capital gains income                   --            5,008,700                 --           44,644,942
---------------------------------------------------------------------------------------------------------
  Net realized (loss) gain
   on security transactions       (2,643,384)            (10,560)                (77)         (1,101,556)
---------------------------------------------------------------------------------------------------------
  Net unrealized (depreciation)
   appreciation of investments
   during the period              (4,019,185)        (21,217,526)          2,842,929           5,910,330
---------------------------------------------------------------------------------------------------------
  Net (decrease) increase
   in net assets resulting
   from operations                (4,678,715)         (8,445,704)          3,133,245          53,111,315
---------------------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
  Purchases                        3,701,343          33,956,636          22,958,516          24,919,757
---------------------------------------------------------------------------------------------------------
  Net transfers                  (11,415,291)         17,449,089          40,402,664          (3,015,745)
---------------------------------------------------------------------------------------------------------
  Surrenders for benefit
   payments and fees              (2,634,973)        (15,560,109)           (660,976)        (20,755,078)
---------------------------------------------------------------------------------------------------------
  Net annuity transactions             7,452             108,092              15,136              38,867
---------------------------------------------------------------------------------------------------------
  Net (decrease) increase
   in net assets resulting
   from unit transactions        (10,341,469)         35,953,708          62,715,340           1,187,801
---------------------------------------------------------------------------------------------------------
  Total (decrease) increase
   in net assets                 (15,020,184)         27,508,004          65,848,585          54,299,116
---------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of period             68,333,975         270,084,892                 --          451,424,676
---------------------------------------------------------------------------------------------------------
  END OF PERIOD                  $53,313,791        $297,592,896         $65,848,585        $505,723,792
---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
For the Year Ended                   Global              Growth                Health
December 31, 1998                    Growth              and Income            Sciences
                                     Sub-Account         Sub-Account           Sub-Account*

--------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)        $ 10,660,832         $ 9,588,435          $ (265,972)
--------------------------------------------------------------------------------------------
  Capital gains income                 119,580,624         449,520,386                 --
--------------------------------------------------------------------------------------------
  Net realized (loss) gain
   on security transactions             (2,048,000)         (2,692,306)            (40,455)
--------------------------------------------------------------------------------------------
  Net unrealized (depreciation)
   appreciation of investments
   during the period                   103,901,524          87,694,015           7,606,308
--------------------------------------------------------------------------------------------
  Net (decrease) increase
   in net assets resulting
   from operations                     232,094,980         544,110,530           7,299,881
--------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
  Purchases                             40,146,277         391,563,606          26,776,582
--------------------------------------------------------------------------------------------
  Net transfers                        (16,693,380)        178,476,225          46,345,740
--------------------------------------------------------------------------------------------
  Surrenders for benefit
   payments and fees                   (42,527,743)       (203,033,706)           (791,265)
--------------------------------------------------------------------------------------------
  Net annuity transactions                 780,680           3,076,200               6,755
--------------------------------------------------------------------------------------------
  Net (decrease) increase
   in net assets resulting
   from unit transactions              (18,294,166)        370,082,325          72,337,812
--------------------------------------------------------------------------------------------
  Total (decrease) increase
   in net assets                       213,800,814         914,192,855          79,637,693
--------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of period                  849,636,900       3,783,745,147                 --
--------------------------------------------------------------------------------------------
  END OF PERIOD                     $1,063,437,714      $4,697,938,002         $79,637,693
--------------------------------------------------------------------------------------------

*From inception, April 29, 1998, to December 31, 1998.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO --
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
-----------------------------------------------------------------------------------------------------------
For the Year Ended             High Yield          Income              International         International
December 31, 1998              Sub-Account         Sub-Account***      Growth                Growth
                                                                       Sub-Account           and Income
                                                                                             Sub-Account

-----------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss) $  37,390,576        $  9,107,847        $ (1,215,665)          $ 123,840
-----------------------------------------------------------------------------------------------------------
  Capital gains income             7,154,195             339,070                 --            6,025,944
-----------------------------------------------------------------------------------------------------------
  Net realized (loss) gain
   on security transactions         (441,473)               (333)            925,343           1,131,061
-----------------------------------------------------------------------------------------------------------
  Net unrealized (depreciation)
   appreciation of investments
   during the period             (87,363,215)          8,314,527          16,747,707           4,828,897
-----------------------------------------------------------------------------------------------------------
  Net (decrease) increase
   in net assets resulting
   from operations               (43,259,917)         17,761,111          16,457,385          12,109,742
-----------------------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
  Purchases                       72,624,888          37,202,879          33,867,169          28,578,698
-----------------------------------------------------------------------------------------------------------
  Net transfers                   12,770,669          83,756,988          46,801,653          30,062,010
-----------------------------------------------------------------------------------------------------------
  Surrenders for benefit
   payments and fees             (33,136,210)        (21,228,886)         (3,887,820)         (5,364,128)
-----------------------------------------------------------------------------------------------------------
  Net annuity transactions            51,619             379,477             185,497             110,000
-----------------------------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets resulting
   from unit transactions         52,310,966         100,110,458          76,966,499          53,386,580
-----------------------------------------------------------------------------------------------------------
  Total increase (decrease)
   in net assets                   9,051,049         117,871,569          93,423,884          65,496,322
-----------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of period            553,064,263         233,039,924          79,626,292         116,735,272
-----------------------------------------------------------------------------------------------------------
  END OF PERIOD                 $562,115,312        $350,911,493        $173,050,176        $182,231,594
-----------------------------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
------------------------------------------------------------------------------------------
For the Year Ended                     International      Investors          Money
December 31, 1998                      New                Sub-Account*       Market
                                       Opportunities                         Sub-Account
                                       Sub-Account

------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)         $ (885,013)        $  (329,888)       $  8,443,527
------------------------------------------------------------------------------------------
  Capital gains income                        --                  --                  --
------------------------------------------------------------------------------------------
  Net realized (loss) gain
   on security transactions               643,101               9,797                 --
------------------------------------------------------------------------------------------
  Net unrealized (depreciation)
   appreciation of investments
   during the period                   10,000,358          16,426,490                 --
------------------------------------------------------------------------------------------
  Net (decrease) increase
   in net assets resulting
   from operations                      9,758,446          16,106,399           8,443,527
------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
  Purchases                             8,986,296          36,748,793          69,440,184
------------------------------------------------------------------------------------------
  Net transfers                                22          83,171,689          84,802,844
------------------------------------------------------------------------------------------
  Surrenders for benefit
   payments and fees                   (2,835,620)         (1,228,854)        (57,809,657)
------------------------------------------------------------------------------------------
  Net annuity transactions                  5,654             412,481             105,102
------------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets resulting
   from unit transactions               6,156,352         119,104,109          96,538,473
------------------------------------------------------------------------------------------
  Total increase (decrease)
   in net assets                       15,914,798         135,210,508         104,982,000
------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of period                  64,125,608                 --          181,048,387
------------------------------------------------------------------------------------------
  END OF PERIOD                       $80,040,406        $135,210,508        $286,030,387
------------------------------------------------------------------------------------------

  *From inception, April 29, 1998, to December 31, 1998.
***Formerly Putnam U.S. Government and High Quality Bond Sub-Account, change effective on April 9, 1999.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO --
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
----------------------------------------------------------------------------------------------------------
For the Year Ended             New                 New                  OTC &               Research
December 31, 1998              Opportunities       Value                Emerging Growth     Sub-Account**
                               Sub-Account         Sub-Account          Sub-Account*

----------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment (loss) income  $  (18,820,230)        $ 778,978           $ (63,507)           $ (4,105)
----------------------------------------------------------------------------------------------------------
  Capital gains income              18,663,729         2,710,447                 --                1,054
----------------------------------------------------------------------------------------------------------
  Net realized (loss) gain
   on security transactions         (5,582,249)          (77,945)             (5,586)                (25)
----------------------------------------------------------------------------------------------------------
  Net unrealized appreciation
   (depreciation) of investments
   during the period               284,218,314         3,462,804           2,012,751           1,351,047
----------------------------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets resulting
   from operations                 278,479,564         6,874,284           1,943,658           1,347,971
----------------------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
  Purchases                        100,408,112        24,038,360           4,950,556           1,647,789
----------------------------------------------------------------------------------------------------------
  Net transfers                     18,404,946        11,223,213          10,400,668          10,968,597
----------------------------------------------------------------------------------------------------------
  Surrenders for benefit
   payments and fees               (50,246,741)       (5,866,336)           (118,154)            (52,836)
----------------------------------------------------------------------------------------------------------
  Net annuity transactions             103,931            42,793                 --                  --
----------------------------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets resulting
   from unit transactions           68,670,248        29,438,030          15,233,070          12,563,550
----------------------------------------------------------------------------------------------------------
  Total increase (decrease)
   in net assets                   347,149,812        36,312,314          17,176,728          13,911,521
----------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of period            1,212,801,161       118,950,434                 --                  --
----------------------------------------------------------------------------------------------------------
  END OF PERIOD                 $1,559,950,973      $155,262,748         $17,176,728         $13,911,521
----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
For the Year Ended                   Utilities           Vista               Voyager
December 31, 1998                    Growth              Sub-Account         Sub-Account
                                     and Income
                                     Sub-Account
--------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment (loss) income        $  5,455,978        $ (1,899,386)     $  (28,562,774)
--------------------------------------------------------------------------------------------
  Capital gains income                  18,737,853                 --          139,641,873
--------------------------------------------------------------------------------------------
  Net realized (loss) gain
   on security transactions                (18,444)           (244,730)         (6,215,151)
--------------------------------------------------------------------------------------------
  Net unrealized appreciation
   (depreciation) of investments
   during the period                    26,881,495          24,961,915         407,773,124
--------------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets resulting
   from operations                      51,056,882          22,817,799         512,637,072
--------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
  Purchases                             35,162,888          35,890,384         199,996,300
--------------------------------------------------------------------------------------------
  Net transfers                         29,486,383          30,156,192          84,727,443
--------------------------------------------------------------------------------------------
  Surrenders for benefit
   payments and fees                   (20,582,321)         (4,767,016)       (106,034,590)
--------------------------------------------------------------------------------------------
  Net annuity transactions                 138,914             171,740           1,865,032
--------------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets resulting
   from unit transactions               44,205,864          61,451,300         180,554,185
--------------------------------------------------------------------------------------------
  Total increase (decrease)
   in net assets                        95,262,746          84,269,099         693,191,257
--------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of period                  354,171,299          97,994,876       2,185,453,568
--------------------------------------------------------------------------------------------
  END OF PERIOD                       $449,434,045        $182,263,975      $2,878,644,825
--------------------------------------------------------------------------------------------

 *From inception, April 29, 1998, to December 31, 1998.
**From inception, October 1, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO --
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
December 31, 1999

1.   ORGANIZATION:
Putnam Capital Manager Trust Separate Account Two (the Account) is a separate investment account within Hartford Life & Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractowners of the Company in the various mutual funds (the Funds) as directed by the contractowners.

2.   SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

C) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day. All unit transactions are executed at fair value.

D) SECURITY CLASS -- Putnam Variable Trust consists of a series of funds, each of which is represented by a separate series of class IA shares and class IB shares.

Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IA .40% are for Company employees only.

Class IB shares are offered at net asset value and pay an ongoing distribution fee.

E) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

F) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3. ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) MORTALITY AND EXPENSE UNDERTAKINGS -- The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.50% of the Account's average daily net assets.

B) DEDUCTION OF ANNUAL MAINTENANCE FEES -- Annual maintenance fees are deducted through termination of units of interest from applicable contractowners' accounts, in accordance with the terms of the contracts. In addition, certain other charges may apply based on the characteristics of the underlying contract. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying statutory balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 1999 and 1998, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1999. These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 2 of notes to statutory financial statements. When financial statements are presented for purposes other than for filing with a regulatory agency, auditing standards generally accepted in the United States require that an auditors' report on them state whether they are presented in conformity with accounting principles generally accepted in the United States. The accounting practices used by the Company vary from accounting principles generally accepted in the United States as explained and quantified in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of the Company as of December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1999.

In our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999 in conformity with statutory accounting practices as described in Note 2.


Hartford, Connecticut
January 31, 2000                                             ARTHUR ANDERSEN LLP

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                        AS OF DECEMBER 31,
------------------------------------------------------------------------------------------------
                                                                      1999              1998
------------------------------------------------------------------------------------------------
ASSETS
  Bonds                                                            $ 1,465,815       $ 1,453,792
  Common stocks                                                         42,430            40,650
  Mortgage loans                                                        63,784            59,548
  Policy loans                                                          59,429            47,212
  Cash and short-term investments                                      267,579           469,955
------------------------------------------------------------------------------------------------
  Other invested assets                                                  2,892             2,188
------------------------------------------------------------------------------------------------
  Total cash and invested assets                                     1,901,929         2,073,345
  Investment income due and accrued                                     21,069            20,126
  Other assets                                                          39,576            45,691
  Separate account assets                                           44,865,042        32,876,278
------------------------------------------------------------------------------------------------
                                                TOTAL ASSETS       $46,827,616       $35,015,440
------------------------------------------------------------------------------------------------
LIABILITIES
  Aggregate reserves for future benefits                           $   591,621       $   579,140
  Policy and contract claim liabilities                                  7,677             5,667
  Liability for premium and other deposit funds                      1,969,262         2,011,672
  Asset valuation reserve                                                4,935            21,782
  Payable to affiliates                                                 14,084            19,271
  Accrued expense allowances and other amounts due from
   separate accounts                                                (1,377,927)       (1,173,513)
  Remittances and items not allocated                                  111,582            87,449
  Other liabilities                                                    118,464           111,182
  Separate account liabilities                                      44,865,042        32,876,278
------------------------------------------------------------------------------------------------
                                           TOTAL LIABILITIES        46,304,740        34,538,928
------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS
  Common stock                                                           2,500             2,500
  Gross paid-in and contributed surplus                                226,043           226,043
  Unassigned funds                                                     294,333           247,969
------------------------------------------------------------------------------------------------
                                   TOTAL CAPITAL AND SURPLUS           522,876           476,512
------------------------------------------------------------------------------------------------
                      TOTAL LIABILITIES, CAPITAL AND SURPLUS       $46,827,616       $35,015,440
------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                     FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------
                                                                      1999         1998         1997
-------------------------------------------------------------------------------------------------------
REVENUES
  Premiums and annuity considerations                              $  621,789   $  469,343   $  296,645
  Annuity and other fund deposits                                   2,991,363    2,051,251    1,981,246
  Net investment income                                               122,322      129,982      102,285
  Commissions and expense allowances on reinsurance ceded             379,905      444,241      396,921
  Reserve adjustment on reinsurance ceded                           1,411,342    3,185,590    3,672,076
  Fee income                                                          647,565      448,260      290,675
  Other revenues                                                          842        9,930       (2,043)
-------------------------------------------------------------------------------------------------------
                                              TOTAL REVENUES        6,175,128    6,738,597    6,737,805
-------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES
  Death and annuity benefits                                           47,372       43,152       65,961
  Disability and other benefits                                         6,270        6,352        7,532
  Surrenders and other fund withdrawals                             1,250,813      739,663      454,417
  Commissions                                                         467,338      435,994      470,334
  Increase (Decrease) in aggregate reserves for future
   benefits                                                            12,481      (10,711)      33,213
  (Decrease) Increase in liability for premium and other
   deposit funds                                                      (47,852)     218,642      640,840
  General insurance expenses                                          192,196      190,979       77,237
  Net transfers to separate accounts                                4,160,501    4,956,007    4,914,980
  Other expenses                                                       35,385       22,091       15,671
-------------------------------------------------------------------------------------------------------
                                 TOTAL BENEFITS AND EXPENSES        6,124,504    6,602,169    6,680,185
-------------------------------------------------------------------------------------------------------
NET GAIN FROM OPERATIONS
  Before federal income tax (benefit) expense                          50,624      136,428       57,620
  Federal income tax (benefit) expense                                (10,231)      35,887      (14,878)
-------------------------------------------------------------------------------------------------------
NET GAIN FROM OPERATIONS                                               60,855      100,541       72,498
  Net realized capital (losses) gains, after tax                      (36,428)       2,085        1,544
-------------------------------------------------------------------------------------------------------
                                                  NET INCOME       $   24,427   $  102,626   $   74,042
-------------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------


                                                                        FOR THE YEARS ENDED
                                                                            DECEMBER 31,
-------------------------------------------------------------------------------------------------
                                                                     1999       1998       1997
-------------------------------------------------------------------------------------------------
COMMON STOCK
  Beginning and end of year                                        $  2,500   $  2,500   $  2,500
-------------------------------------------------------------------------------------------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS
  Beginning and end of year                                         226,043    226,043    226,043
-------------------------------------------------------------------------------------------------
UNASSIGNED FUNDS
  Balance, beginning of year                                        247,969    143,257     74,570
  Net income                                                         24,427    102,626     74,042
  Change in net unrealized capital gains on common stocks
   and other invested assets                                          2,258      1,688      2,186
  Change in asset valuation reserve                                  16,847     (8,112)    (6,228)
  Change in non-admitted assets                                       6,557     (1,277)    (1,313)
  Credit on reinsurance ceded                                        (3,725)     9,787         --
-------------------------------------------------------------------------------------------------
  Balance, end of year                                              294,333    247,969    143,257
-------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS,
  End of year                                                      $522,876   $476,512   $371,800
-------------------------------------------------------------------------------------------------


 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                     FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------
                                                                      1999         1998         1997
-------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and annuity considerations                              $3,613,217   $2,520,655   $2,277,874
  Net investment income                                               122,998      127,425      101,991
  Fee income                                                          647,565      448,260      290,675
  Other income                                                      1,799,323    3,644,704    4,091,043
-------------------------------------------------------------------------------------------------------
    Total income                                                    6,183,103    6,741,044    6,761,583
-------------------------------------------------------------------------------------------------------
  Benefits paid                                                     1,303,801      790,051      529,733
  Federal income tax (recoveries) payments                             (8,815)      25,780      (14,499)
  Net transfers to separate accounts                                4,364,914    5,222,144    5,199,354
  Other expenses                                                      669,525      626,240      547,692
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                     6,329,425    6,664,215    6,262,280
-------------------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES         (146,322)      76,829      499,303
-------------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD
  Bonds                                                               753,358      633,926      614,413
  Common stocks                                                           939       34,010       11,481
  Mortgage loans                                                       53,704       85,275           --
  Other                                                                 1,490       19,990          152
-------------------------------------------------------------------------------------------------------
                                     NET INVESTMENT PROCEEDS          809,491      773,201      626,046
-------------------------------------------------------------------------------------------------------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                                               804,947      586,913      848,267
  Common stocks                                                           464        7,012       28,302
  Mortgage loans                                                       57,665       59,702       85,103
  Other                                                                14,211       11,847       26,227
-------------------------------------------------------------------------------------------------------
                                  TOTAL INVESTMENTS ACQUIRED          877,287      665,474      987,899
-------------------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY INVESTING ACTIVITIES       $  (67,796)  $  107,727   $ (361,853)
-------------------------------------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Net other cash provided (used)                                       11,742      (24,033)      (4,848)
-------------------------------------------------------------------------------------------------------
                   NET CASH PROVIDED BY (USED FOR) FINANCING
                                AND MISCELLANEOUS ACTIVITIES           11,742      (24,033)      (4,848)
-------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash and short-term investments           (202,376)     160,523      132,602
Cash and short-term investments, beginning of year                    469,955      309,432      176,830
-------------------------------------------------------------------------------------------------------
                CASH AND SHORT-TERM INVESTMENTS, END OF YEAR       $  267,579   $  469,955   $  309,432
-------------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
DECEMBER 31, 1999
(AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly majority owned by The Hartford Financial Services Group, Inc. ("The Hartford"). On February 10, 1997, HLI filed a registration statement, as amended, with the Securities and Exchange Commission relating to the initial public offering of HLI Class A Common Stock (the "Offering"). Pursuant to the Offering on May 22, 1997, HLI sold to the public 26 million shares, representing approximately 18.6% of the equity ownership of HLI.

In 1998, the Company changed its name to Hartford Life and Annuity Insurance Company from ITT Hartford Life and Annuity Insurance Company.

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements of the Company were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Current prescribed statutory accounting practices include accounting publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass accounting practices approved by state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

STATUTORY ACCOUNTING PRACTICES VERSUS GAAP

Statutory accounting practices and generally accepted accounting principles ("GAAP") differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life and gross profit stream of the policy for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. When policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) providing for income taxes based on current taxable income only for statutory purposes, rather than establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting and tax return purposes or required under GAAP;

(5) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(6) the calculation of post retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the remaining life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(8) the reporting of reserves and benefits net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;


(9) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity," "available-for-sale" or "trading," based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as available-for-sale and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as a change in surplus under statutory accounting; and


(10) statutory accounting calculates separate account liabilities using prescribed actuarial methodologies, which approximate the market value of separate account assets less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:


                                         1999          1998          1997
                                     ----------------------------------------
GAAP Net Income                      $    75,654   $    74,525   $    58,050
Deferral and amortization of policy
 acquisition costs, net                 (272,171)     (331,882)     (345,657)
Change in unearned revenue reserve       (64,915)       23,118         4,058
Deferred taxes                            57,833         2,476        47,092
Separate account expense allowance       214,388       259,287       282,818
Asset impairments and write-downs        (17,250)       17,250            --
Benefit reserve adjustment                11,491         5,360        24,666
Gain on commutation of reinsurance
 (Note 4)                                     --        52,026            --
Prepaid reinsurance premium               (3,524)           --            --
Statutory voluntary reserve               (6,286)           --            --
Other, net                                29,207           466         3,015
                                     ----------------------------------------
               STATUTORY NET INCOME  $    24,427   $   102,626   $    74,042
                                     ----------------------------------------
GAAP Stockholder's Equity            $   676,428   $   648,097   $   570,469
Deferred policy acquisition costs     (1,887,824)   (1,615,653)   (1,283,771)
Unearned revenue reserve                  95,965       160,951       134,789
Deferred taxes                           122,105        68,936        64,522
Separate account expense allowance     1,398,030     1,183,642       924,355
Asset impairments and write-downs             --        17,250            --
Unrealized losses (gains) on
 investments                              26,292       (24,955)      (21,451)
Benefit reserve adjustment                81,111        69,233        16,378
Asset valuation reserve                   (4,935)      (21,782)      (13,670)
Adjustment relating to Lyndon
 contribution (Note 4)                        --            --       (23,671)
Prepaid reinsurance premium               (7,728)       (4,204)           --
Statutory voluntary reserve               (6,286)           --            --
Other, net                                29,718        (5,003)        3,850
                                     ----------------------------------------
      STATUTORY CAPITAL AND SURPLUS  $   522,876   $   476,512   $   371,800
                                     ----------------------------------------

AGGREGATE RESERVES FOR FUTURE BENEFITS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from

2.5% to 8.75% and using the Commissioners Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at market value. Premiums, benefits and expenses of these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 1999 (including general and separate account liabilities) is as follows:

                                                                             % of
                                                                 Amount     Total
                                                              --------------------
Subject to discretionary withdrawal:
                                                              --------------------
With market value adjustment                                  $     4,564      0.0%
At book value less current surrender charge of 5% or more       1,427,302      3.2%
At market value                                                42,431,996     95.4%
                                                              --------------------
Total with adjustment or at market value                       43,863,862     98.6%

At book value without adjustment (minimal or no charge or
 adjustment):                                                     573,583      1.3%

Not subject to discretionary withdrawal:                           34,816      0.1%
                                                              --------------------
Total, gross                                                   44,472,261    100.0%
Reinsurance ceded                                                      --
                                                              ------------
Total, net                                                    $44,472,261
                                                              ------------

INVESTMENTS

Investments in bonds are carried at amortized cost. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a reduction in the value of a security is deemed to be unrecoverable, the decline in value is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools. Other invested assets are generally recorded at fair value.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $4,935 and $21,782 as of December 31, 1999 and 1998, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage sold. The IMR balance as of December 31, 1999 is an asset balance of $981 and is reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The IMR balance as of December 31, 1998 is a liability balance of $452 and is reflected as an other liability. The net capital (losses) gains transferred to the IMR in 1999, 1998 and 1997 were $(1,255), $852 and $(719), respectively. The amount of income (expense) amortized from the IMR in 1999, 1998 and 1997 included in the Company's Statements of Operations, was $178, $(207), and $(85), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

CODIFICATION

The NAIC adopted the Codification of Statutory Accounting Principles in March 1998. The proposed effective date for this statutory accounting guidance is January 1, 2001. It is expected that Connecticut, the Company's domiciliary state, will adopt these accounting standards and, therefore, the Company will make the necessary accounting and reporting changes required for implementation. The Company has not yet determined the impact that these new accounting standards will have on its statutory basis financial statements.

3. INVESTMENTS:

  (a) COMPONENTS OF NET INVESTMENT INCOME

                                                                1999       1998      1997
                                                              -----------------------------
Interest income from bonds and short-term investments         $113,646   $123,370   $100,475
Interest income from policy loans                                3,494      3,133     1,958
Interest and dividends from other investments                    6,371      4,482     1,005
                                                              -----------------------------
Gross investment income                                        123,511    130,985   103,438
Less: investment expenses                                        1,189      1,003     1,153
                                                              -----------------------------
                                       NET INVESTMENT INCOME  $122,322   $129,982   $102,285
                                                              -----------------------------

  (b) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND SHORT-TERM INVESTMENTS

                                                                1999       1998      1997
                                                              -----------------------------
Gross unrealized capital gains                                $    561   $ 10,905   $23,357
Gross unrealized capital losses                                 (6,441)      (833)   (1,906)
                                                              -----------------------------
Net unrealized capital (losses) gains                           (5,880)    10,072    21,451
Balance, beginning of year                                      10,072     21,451     7,979
                                                              -----------------------------
CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND
                                      SHORT-TERM INVESTMENTS  $(15,952)  $(11,379)  $13,472
                                                              -----------------------------

  (c) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                               1999     1998      1997
                                                              --------------------------
Gross unrealized capital gains                                $2,508   $ 2,204   $   537
Gross unrealized capital losses                                  (24)   (1,871)   (1,820)
                                                              --------------------------
Net unrealized capital gains (losses)                          2,484       333    (1,283)
Balance, beginning of year                                       333    (1,283)   (3,447)
                                                              --------------------------
     CHANGE IN NET UNREALIZED CAPITAL GAINS ON COMMON STOCKS  $2,151   $ 1,616   $ 2,164
                                                              --------------------------

  (d) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                                                1999      1998     1997
                                                              --------------------------
Bonds and short-term investments                              $(37,959)  $1,314   $ (120)
Common stocks                                                      104    1,624      421
Other invested assets                                              172       (1)    (307)
                                                              --------------------------
Realized capital (losses) gains                                (37,683)   2,937       (6)
Capital gains benefit                                               --       --     (831)
                                                              --------------------------
Net realized capital (losses) gains                            (37,683)   2,937      825
Less: amounts transferred to the IMR                            (1,255)     852     (719)
                                                              --------------------------
                         NET REALIZED CAPITAL (LOSSES) GAINS  $(36,428)  $2,085   $1,544
                                                              --------------------------

Sales and maturities of investments in bonds and short-term investments for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $1,367,027, $1,354,563 and $1,435,820, gross realized capital gains of $1,106, $1,705, and
$964 and gross realized capital losses of $39,065, $391, and $1,084, respectively, before transfers to the IMR. Sale of common stocks for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $939, $33,088, and $10,168, gross realized capital gains of $115, $1,688, and $421 and gross realized capital losses of $11, $64, and $0, respectively.

  (e) DERIVATIVE INVESTMENTS

The Company had no significant derivative holdings as of December 31, 1999, 1998 or 1997.

  (f) CONCENTRATION OF CREDIT RISK

Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentrations of credit risk in fixed maturities of a single issuer greater than 10% of capital and surplus as of December 31, 1999.

  (g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                        1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross
                                                                   Amortized   Unrealized  Unrealized  Estimated
                                                                      Cost       Gains       Losses    Fair Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored                                      $    4,768     $  1      $   (37)   $    4,732
  -- Guaranteed and sponsored -- asset backed                         170,746       --           --       170,746
  States, municipalities and political subdivisions                    10,401       --          (48)       10,353
  International governments                                             7,351       94          (15)        7,430
  Public utilities                                                     18,413       92          (73)       18,432
  All other corporate -- excluding asset-backed                       592,233      374       (6,194)      586,413
  All other corporate -- asset-backed                                 539,688       --           --       539,688
  Short-term investments                                              228,105       --           --       228,105
  Certificates of deposit                                               5,158       --          (74)        5,084
  Parents, subsidiaries and affiliates                                117,057       --           --       117,057
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,693,920     $561      $(6,441)   $1,688,040
                                                                   ----------------------------------------------

                                                                               Gross       Gross
                                                                             Unrealized  Unrealized  Estimated
                                                                     Cost      Gains       Losses    Fair Value
                                                                   --------------------------------------------
    Common stock -- unaffiliated                                   $ 4,562     $1,105     $   (24)    $ 5,643
    Common stock -- affiliated                                      35,384      1,403          --      36,787
                                                                   --------------------------------------------
                                              TOTAL COMMON STOCKS  $39,946     $2,508     $   (24)    $42,430
                                                                   --------------------------------------------


                                                                                        1998
                                                                   ----------------------------------------------
                                                                                 Gross       Gross
                                                                   Amortized   Unrealized  Unrealized  Estimated
                                                                      Cost       Gains       Losses    Fair Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored                                      $    4,982   $    35      $  (2)    $    5,015
  -- Guaranteed and sponsored -- asset-backed                          75,615        --         --         75,615
States, municipalities and political subdivisions                      10,402       415         --         10,817
International governments                                               7,466       568         --          8,034
Public utilities                                                       94,475     1,330        (39)        95,766
All other corporate -- excluding asset-backed                         607,679     8,473       (792)       615,360
All other corporate -- asset-backed                                   505,900        --         --        505,900
Short-term investments                                                343,783        --         --        343,783
Certificates of deposit                                               130,216        84         --        130,300
Parents, subsidiaries and affiliates                                  117,057        --         --        117,057
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,897,575   $10,905      $(833)    $1,907,647
                                                                   ----------------------------------------------


                                                                               Gross       Gross
                                                                             Unrealized  Unrealized  Estimated
                                                                     Cost      Gains       Losses    Fair Value
                                                                   --------------------------------------------
    Common stock -- unaffiliated                                   $ 4,933     $  290     $   (50)    $ 5,173
    Common stock -- affiliated                                      35,384      1,914      (1,821)     35,477
                                                                   --------------------------------------------
                                              TOTAL COMMON STOCKS  $40,317     $2,204     $(1,871)    $40,650
                                                                   --------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 1999 by estimated maturity year are shown below. Asset-backed securities, including mortgage-backed securities and collaterialized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or prepayment provisions.

                                      Amortized     Estimated
             Maturity                    Cost       Fair Value
                                     --------------------------
One year or less                      $  545,290    $  543,397
Over one year through five years         692,881       690,476
Over five years through ten years        370,835       369,548
Over ten years                            84,914        84,619
                                     --------------------------
                              TOTAL   $1,693,920    $1,688,040
                                     --------------------------

Bonds with a carrying value of $10,457 were on deposit as of December 31, 1999 with various regulatory authorities as required.

  (h) FAIR VALUE OF FINANCIAL INSTRUMENTS-BALANCE SHEET ITEMS (IN MILLIONS):


                                                1999                        1998
                                     --------------------------  --------------------------
                                       Carrying     Estimated      Carrying     Estimated
                                        Amount      Fair Value      Amount      Fair Value
                                     ------------------------------------------------------
ASSETS
  Bonds and short-term investments      $1,694        $1,688        $1,898        $1,908
  Common stocks                             42            42            41            41
  Policy loans                              59            59            47            47
  Mortgage loans                            64            64            60            60
  Other invested assets                      3             3             2             2
LIABILITIES
  Deposit funds and other benefits      $2,051        $2,017        $2,078        $2,053


The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value of bonds, short-term investments, common stock, and other invested assets approximate those quotations published by the NAIC; policy loans and mortgage loans carrying amounts approximates fair value; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

4. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were excluded from this reinsurance arrangement beginning in the second quarter of 1999 and, as such, the amounts ceded to RGA have declined significantly.

In 1995, The Hartford was "spun-off" from ITT Industries, Inc. and became its own, autonomous entity. In conjunction with this spin-off, the assets and liabilities of Lyndon Insurance Company (Lyndon) were merged into the Company. The statutory net assets contributed to the Company as a result of this transaction were approximately $112 million and were reflected as an increase in Gross Paid-In and Contributed Surplus at December 31, 1995. This amount was approximately $41 million lower than the value of net assets contributed on a GAAP basis.

The majority of the business written in Lyndon was assumed from an unaffiliated insurer. In 1998, this unaffiliated insurer recaptured the inforce blocks of business it had been ceding to the Company through Lyndon. In conjunction with this commutation transaction, the Company transferred statutory basis reserves of $26,404. Additionally, the Company received fair value consideration for the bonds it transferred which exceeded the statutory statement value of these assets by $25,622. As a result of this activity, the Company recognized a pre-tax gain from this transaction of $52,026 in its 1998 Statements of Operations.

There were no material reinsurance recoverables from reinsurers outstanding as of and for the years ended, December 31, 1999 and 1998.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

1999                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Aggregate Reserves for Future
 Benefits                             $  784,502     $    53     $  (192,934)   $  591,621
Policy and Contract Claim
 Liabilities                          $    7,827     $   203     $      (353)   $    7,677

Premium and Annuity Considerations    $  674,219     $ 1,261     $   (53,691)   $  621,789
Annuity and Other Fund Deposits       $6,195,917     $    --     $(3,204,554)   $2,991,363
Death, Annuity, Disability and
 Other Benefits                       $   65,251     $ 1,104     $   (12,713)   $   53,642
Surrenders                            $2,541,449     $    --     $(1,290,636)   $1,250,813

1998                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Aggregate Reserves for Future
 Benefits                             $  713,375     $    50     $  (134,285)   $  579,140
Policy and Contract Claim
 Liabilities                          $    5,895     $    85     $      (313)   $    5,667

Premium and Annuity Considerations    $  483,328     $24,954     $   (38,939)   $  469,343
Annuity and Other Fund Deposits       $6,461,470     $    --     $(4,410,219)   $2,051,251
Death, Annuity, Disability and
 Other Benefits                       $   64,331     $ 1,574     $   (16,401)   $   49,504
Surrenders                            $1,481,797     $    --     $  (742,134)   $  739,663

1997                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Premium and Annuity Considerations    $  266,427     $51,630     $   (21,412)   $  296,645
Annuity and Other Fund Deposits       $6,515,347     $    --     $(4,534,101)   $1,981,246
Death, Annuity, Disability and
 Other Benefits                       $   79,779     $   839     $    (7,126)   $   73,492
Surrenders                            $  882,094     $    --     $  (427,677)   $  454,417

5. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its affiliates, Hartford Financial Services Corporation and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, LTD.

For additional information, see Notes 4, 6, and 8.

6. FEDERAL INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of HLI, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. The Hartford and its non-life subsidiaries filed a single consolidated Federal income tax return for 1998 and 1997 and intend to file a separate consolidated Federal income tax return for 1999. The life insurance companies filed a separate consolidated Federal income tax return for 1998 and 1997 and intend to file a separate consolidated Federal income tax return for 1999. Federal income taxes (received) paid by the Company for operations and capital gains (losses) were $(8,815), $25,780, and $(14,499) in 1999, 1998 and 1997, respectively. The effective tax rate was (73)%, 27%, and
(28)% in 1999, 1998 and 1997, respectively.

The following schedule provides a reconciliation of the tax provision (including realized capital gains(losses)) at the U.S. Federal Statutory rate to Federal income tax (benefit) expense (in millions):

                                                              1999   1998   1997
                                                              ------------------
Tax provision at U.S. Federal Statutory rate                  $ 5    $48    $ 20
Tax deferred acquisition costs                                 31     25      25
Statutory to tax reserve differences                           (7)     8       1
Investments                                                   (31)   (60)    (61)
Other                                                          (8)    15      (1)
                                                              ------------------
                        FEDERAL INCOME TAX (BENEFIT) EXPENSE  $(10)  $36    $(16)
                                                              ------------------

7. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 1999, 1998 or 1997. The amount available for dividend in 2000 is approximately $60,855.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees that work for The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $762, $1,045 and $840 for 1999, 1998 and 1997, respectively.


Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 1999, 1998 or 1997.


The assumed rate in the per capita cost of health care (the health care trend rate) was 7.1% for 1999, decreasing ratably to 5.0% in the year 2003. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of HLI or certain other investments, are matched to a limit of 3% of compensation.

9. SEPARATE ACCOUNTS:

The Company maintains separate account assets totaling $44.9 billion and $32.9 billion as of December 31, 1999 and 1998, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risk and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $493 million, $363 million, and $252 million in 1999, 1998 and 1997, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

10. COMMITMENTS AND CONTINGENT LIABILITIES:

  (a) LITIGATION

The Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

  (b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $523, $1,043 and $1,544 in 1999, 1998, and 1997, respectively, of which $318, $995, and $548 in 1999, 1998 and 1997, respectively were estimated to be creditable against premium taxes.

  (c) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The Company's 1997 and 1996 Federal income tax returns are currently under audit by the IRS. As of March 31, 2000, the audit was in its initial stage and no material issues had been raised.

                                         PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

      (a) All financial statements are included in Part A and Part B of the Registration Statement.

      (b)  (1)    Resolution of the Board of Directors of Hartford Life and
                  Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

           (2)    Not applicable.

           (3)    (a)    Principal Underwriter Agreement.(2)

           (3)    (b)    Form of Dealer Agreement.(2)

           (4)    Form of Individual Flexible Premium Variable Annuity
                  Contract.(4)

           (5)    Form of Application.(4)

           (6)    (a)    Certificate of Incorporation of Hartford.(3)

           (6)    (b)    Bylaws of Hartford.(1)

           (7)    Not applicable.

           (8)    Form of the participation agreement.(3)

           (9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

---------------------
         (1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73572, dated
                  May 1, 1995.

         (2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73572, dated
                  April 29, 1996.

         (3) Incorporated by reference to Post-Effective Amendment No. 8, to the Registration Statement File No. 33-73572, filed on April 15, 1998.

         (4) Incorporated by reference to the initial filing to the Registration Statement File No. 333-69429, filed on December 22, 1999.

           (10)   Consent of Arthur Andersen LLP, Independent Public
                  Accountants.

           (11)   No financial statements are omitted.

           (12)   Not applicable.

           (13)   Not applicable.

           (14)   Not applicable.

           (15)   Copy of Power of Attorney.

           (16)   Organizational Chart.

Item 25.   Directors and Officers of the Depositor

---------------------------- --------------------------------------------------------------------------
NAME                         POSITION WITH HARTFORD
---------------------------- --------------------------------------------------------------------------
David A. Carlson             Vice President
---------------------------- --------------------------------------------------------------------------
Peter W. Cummins             Senior Vice President
---------------------------- --------------------------------------------------------------------------
Bruce W. Ferris              Vice President
---------------------------- --------------------------------------------------------------------------
Timothy M. Fitch             Vice President & Actuary
---------------------------- --------------------------------------------------------------------------
Mary Jane B. Fortin          Vice President & Chief Accounting Officer
---------------------------- --------------------------------------------------------------------------
David T. Foy                 Senior Vice President, Chief Financial Officer  & Treasurer, Director*
---------------------------- --------------------------------------------------------------------------
Lois W. Grady                Senior Vice President
---------------------------- --------------------------------------------------------------------------
Stephen T. Joyce             Senior Vice President
---------------------------- --------------------------------------------------------------------------
Michael D. Keeler            Vice President
---------------------------- --------------------------------------------------------------------------
Robert A. Kerzner            Senior Vice President
---------------------------- --------------------------------------------------------------------------
Thomas M. Marra              President, Director*
---------------------------- --------------------------------------------------------------------------
Steven L. Matthiesen         Vice President and Actuary
---------------------------- --------------------------------------------------------------------------
Deanne Osgood                Vice President
---------------------------- --------------------------------------------------------------------------
Craig R. Raymond             Senior Vice President and Chief Actuary
---------------------------- --------------------------------------------------------------------------
Christine Hayer Repasy       Senior Vice President, General Counsel, and Corporate Secretary, Director*
---------------------------- --------------------------------------------------------------------------
Lowndes A. Smith             Chairman of the Board, Chief Executive Officer, Director*
---------------------------- --------------------------------------------------------------------------
Joe M. Thomson               Senior Vice President
---------------------------- --------------------------------------------------------------------------
John C. Walters              Executive Vice President, Director*
---------------------------- --------------------------------------------------------------------------
David M. Znamierowski        Senior Vice President & Chief Investment Officer, Director*
---------------------------- --------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

         Filed herewith as Exhibit 16.

Item 27. Number of Contract Owners

         As of October 31, 2000, there were 247,554 Contract Owners.

Item 28. Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent. Reference is hereby made to Section 33-771(e) of CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide, in general, that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

         Under the Depositor's bylaws, the Depositor must indemnify both directors and officers of the Depositor for (1) any claims and liabilities to which they become subject by reason of being or having been directors or officers of the Depositor and (2) legal and other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

         Section 33-777 of CGS specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) HSD acts as principal underwriter for the following investment companies:

              Hartford Life Insurance Company - Separate Account One Hartford Life Insurance Company - Separate Account Two Hartford Life Insurance Company - Separate Account Two
               (DC Variable Account I)
              Hartford Life Insurance Company - Separate Account Two
               (DC Variable Account II)
              Hartford Life Insurance Company - Separate Account Two
               (QP Variable Account)

              Hartford Life Insurance Company - Separate Account Two
               (Variable Account "A")
              Hartford Life Insurance Company - Separate Account Two
               (NQ Variable Account)
              Hartford Life Insurance Company - Putnam Capital Manager Trust
               Separate Account
              Hartford Life Insurance Company - Separate Account Three
              Hartford Life Insurance Company - Separate Account Five
              Hartford Life Insurance Company - Separate Account Seven
              Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Putnam Capital
               Manager Trust Separate Account Two
              Hartford Life and Annuity Insurance Company - Separate Account
               Three
              Hartford Life and Annuity Insurance Company - Separate Account
               Five
              Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account
               Seven
              Hart Life Insurance Company - Separate Account One
              Hart Life Insurance Company - Separate Account Two
              American Maturity Life Insurance Company - Separate Account AMLVA Servus Life Insurance Company - Separate Account One
              Servus Life Insurance Company - Separate Account Two

         (b)      Directors and Officers of HSD

                                           Positions and Offices
               Name                          With Underwriter
               ----                          ----------------
              William A. Campagna       Vice President
              David A. Carlson          Vice President
              Peter W. Cummins          Senior Vice President
              Bruce W. Ferris           Vice President
              David T. Foy              Treasurer
              George R. Jay             Controller
              Ryan Johnson              Vice President
              Thomas M. Marra           President, Director
              Christine Hayer Repasy    Senior Vice President, General Counsel
                                         and Corporate Secretary
              Lowndes A. Smith          Chairman of the Board, Chief Executive
                                         Officer, Director
              John C. Walters           Executive Vice President, Director

              Unless otherwise indicated, the principal business address of each the above individuals is P. O. Box 2999, Hartford, Connecticut 06104-2999.

Item 30. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32. Undertakings

         (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

         (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

         The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES
                                   ----------

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 29th day of December, 2000.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO
          (Registrant)

By:  Thomas M. Marra                        *By: /s/ Marianne O'Doherty
     ---------------------------------           ---------------------------
     Thomas M. Marra, President*                 Marianne O'Doherty
                                                 Attorney-in-Fact

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
          (Depositor)

*By:  Thomas M. Marra
     --------------------------------
      Thomas M. Marra, President*


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer and Treasurer, Director*
Christine Hayer Repasy, Senior Vice President,
     General Counsel and Corporate Secretary,        *By: /s/ Marianne O'Doherty
     Director*                                            ----------------------
Thomas M. Marra, President, Director*                     Marianne O'Doherty
Lowndes A. Smith, Chairman of the Board, Chief            Attorney-in-Fact
     Executive Officer, Director*
John C. Walters, Executive Vice President,           Date: December 29, 2000
     Director*
David M. Znamierowski, Senior Vice President
     And Chief Investment Officer, Director*


333-69429

                             EXHIBIT INDEX


(9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

(10)     Consent of Arthur Andersen LLP, Independent Public Accountants.

(15)     Power of Attorney.

(16)     Organizational Chart.